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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2015 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 36.7%†
	Asset-Backed Securities 2.2%
	Auto Floor Plan 0.3%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.787%, due 8/15/19 (a)(b)	$950,000	$950,791
	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5, Class A2 0.657%, due 9/15/18 (a)	700,000	700,075
	Series 2013-4, Class A 0.737%, due 6/15/20 (a)	400,000	401,328
	Navistar Financial Dealer Note Master Trust Series 2013-2, Class A 0.871%, due 9/25/18 (a)(b)	425,000	424,840
			2,477,034
	Automobile 0.1%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.638%, due 1/7/25 (a)(b)	310,556	310,690
	Nissan Auto Lease Trust Series 2014-B, Class A3 1.12%, due 9/15/17	600,000	599,986
			910,676
	Credit Cards 0.2%
	American Express Issuance Trust II Series 2013-2, Class A 0.614%, due 8/15/19 (a)	275,000	275,346
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.619%, due 9/10/20 (a)	375,000	376,275
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.617%, due 7/15/21 (a)	600,000	600,625
			1,252,246
	Other ABS 1.6%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 1.714%, due 7/20/26 (a)(b)	500,000	498,420
	Apidos CDO Series 2013-14A, Class A 1.425%, due 4/15/25 (a)(b)	1,250,000	1,234,725
	Ares CLO, Ltd. Series 2013-2A, Class A1 1.544%, due 7/28/25 (a)(b)	587,000	580,431
	Babson CLO, Ltd. Series 2013-IA, Class A 1.375%, due 4/20/25 (a)(b)	1,300,000	1,281,280
	Carlyle Global Market Strategies CLO, Ltd Series 2014-2A, Class A 1.727%, due 5/15/25 (a)(b)	800,000	796,864
	Cedar Funding, Ltd. Series 2014-4A, Class A1 1.777%, due 10/23/26 (a)(b)	588,000	585,031
	Cent CLO, L.P. Series 2013-18A, Class A 1.414%, due 7/23/25 (a)(b)	1,000,000	984,090
	CNH Equipment Trust Series 2014-C, Class A3 1.05%, due 11/15/19	300,000	299,266
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.524%, due 4/18/26 (a)(b)	820,000	812,587
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.755%, due 7/15/26 (a)(b)	600,000	597,828
	Highbridge Loan Management, Ltd Series 6A-2015, Class A 1.27%, due 5/5/27 (a)(b)	600,000	597,186
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.725%, due 1/15/26 (a)(b)	1,100,000	1,092,454
	Neuberger Berman CLO, Ltd. Series 2015-19A, Class A1 1.718%, due 7/15/27 (a)(b)	1,000,000	999,488
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.489%, due 1/15/25 (a)(b)	800,000	792,856
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 1.726%, due 11/18/26 (a)(b)	1,150,000	1,146,125
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.525%, due 2/20/25 (a)(b)	780,000	773,081
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.459%, due 4/15/25 (a)(b)	800,000	791,400
			13,863,112
	Total Asset-Backed Securities (Cost $18,585,718)		18,503,068

	Corporate Bonds 15.2%
	Aerospace & Defense 0.3%
	BAE Systems PLC 3.50%, due 10/11/16 (b)	350,000	358,967
	General Dynamics Corp. 2.25%, due 7/15/16	200,000	203,063
	Harris Corp. 2.70%, due 4/27/20	400,000	393,777
	Northrop Grumman Corp. 3.25%, due 8/1/23	450,000	444,140
	United Technologies Corp. 1.80%, due 6/1/17	950,000	962,744
			2,362,691
	Auto Manufacturers 0.7%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	1,000,000	1,010,032
	3.875%, due 9/15/21 (b)	500,000	526,189
¤	Ford Motor Credit Co. LLC
	2.24%, due 6/15/18	925,000	924,002
	3.157%, due 8/4/20	1,925,000	1,930,042
	3.219%, due 1/9/22	1,825,000	1,790,301
			6,180,566
	Banks 4.2%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	725,000	751,973
	Australia & New Zealand Banking Group, Ltd. 4.50%, due 3/19/24 (b)	650,000	659,401
	Bank of America N.A. 1.75%, due 6/5/18	800,000	798,804
	BB&T Corp.
	0.96%, due 2/1/19 (a)	1,150,000	1,150,394
	1.146%, due 6/15/18 (a)	725,000	729,472
	1.45%, due 1/12/18	300,000	299,103
¤	Citigroup, Inc.
	2.40%, due 2/18/20	1,750,000	1,738,712
	5.375%, due 8/9/20	700,000	784,509
	6.00%, due 8/15/17	400,000	433,420
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 4.375%, due 8/4/25	1,150,000	1,155,305
	Credit Suisse Group Funding Guernsey, Ltd. 3.75%, due 3/26/25 (b)	800,000	779,619
	Deutsche Bank A.G. 4.50%, due 4/1/25	1,300,000	1,260,854
	Discover Bank 3.10%, due 6/4/20	1,210,000	1,215,997
	Goldman Sachs Group, Inc. (The)
	2.60%, due 4/23/20	1,925,000	1,924,394
	3.75%, due 5/22/25	175,000	174,531
	5.375%, due 3/15/20	450,000	502,290
	6.00%, due 6/15/20	175,000	200,588
	HBOS PLC 6.75%, due 5/21/18 (b)	2,250,000	2,495,520
	HSBC Bank PLC 4.125%, due 8/12/20 (b)	1,150,000	1,244,015
	HSBC Bank USA N.A. 6.00%, due 8/9/17	950,000	1,030,353
	HSBC USA, Inc. 1.162%, due 9/24/18 (a)	400,000	401,575
	Intesa Sanpaolo S.p.A. 2.375%, due 1/13/17	975,000	978,815
¤	JPMorgan Chase & Co.
	2.75%, due 6/23/20	1,725,000	1,735,564
	3.875%, due 9/10/24	3,550,000	3,506,268
	Korea Development Bank (The)
	1.50%, due 1/22/18	200,000	198,751
	3.875%, due 5/4/17	400,000	415,891
¤	Morgan Stanley
	2.80%, due 6/16/20	825,000	829,505
	3.95%, due 4/23/27	575,000	549,402
	4.00%, due 7/23/25	125,000	127,450
	5.00%, due 11/24/25	875,000	924,554
	5.50%, due 1/26/20	1,130,000	1,263,902
	5.625%, due 9/23/19	600,000	672,224
	Santander UK PLC 5.00%, due 11/7/23 (b)	1,905,000	1,974,990
	Sumitomo Mitsui Trust Bank, Ltd. 1.063%, due 9/16/16 (a)(b)	475,000	475,971
	Swedbank A.B. 1.75%, due 3/12/18 (b)	950,000	951,067
	UBS A.G. 1.80%, due 3/26/18	1,125,000	1,124,810
	Wells Fargo & Co. 4.10%, due 6/3/26	550,000	553,056
			36,013,049
	Beverages 0.2%
	Anheuser-Busch InBev Finance, Inc. 2.15%, due 2/1/19	800,000	805,103
	Anheuser-Busch InBev Worldwide, Inc. 4.375%, due 2/15/21	300,000	327,381
	Diageo Capital PLC 1.50%, due 5/11/17	250,000	250,391
			1,382,875
	Building Materials 0.2%
	CRH America, Inc. 3.875%, due 5/18/25 (b)	675,000	672,978
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	925,000	927,798
			1,600,776
	Chemicals 0.5%
	Airgas, Inc. 2.375%, due 2/15/20	750,000	737,458
	Albemarle Corp. 3.00%, due 12/1/19	875,000	879,777
	Dow Chemical Co. (The) 5.70%, due 5/15/18	144,000	158,917
	LYB International Finance B.V. 4.00%, due 7/15/23	975,000	991,371
	NewMarket Corp. 4.10%, due 12/15/22	1,065,000	1,081,656
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (b)	500,000	495,000
			4,344,179
	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	150,000	151,305

	Diversified Financial Services 0.3%
	General Electric Capital Corp.
	2.20%, due 1/9/20	800,000	801,146
	4.375%, due 9/16/20	525,000	573,632
	6.00%, due 8/7/19	750,000	861,434
			2,236,212
	Electric 1.1%
	Arizona Public Service Co. 2.20%, due 1/15/20	650,000	647,347
	Commonwealth Edison Co. 1.95%, due 9/1/16	350,000	352,539
	Electricite de France S.A. 2.15%, due 1/22/19 (b)	700,000	707,183
	Engie 1.625%, due 10/10/17 (b)	450,000	451,783
	Entergy Corp. 4.00%, due 7/15/22	1,025,000	1,044,532
	Exelon Corp. 2.85%, due 6/15/20	825,000	828,783
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	1,850,000	1,897,525
	Great Plains Energy, Inc. 4.85%, due 6/1/21	210,000	231,020
	Hydro-Quebec 2.00%, due 6/30/16	550,000	557,112
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,179,325
	NextEra Energy Capital Holdings, Inc. 1.339%, due 9/1/15	1,000,000	1,000,492
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	325,000	314,223
	Pepco Holdings, Inc. 2.70%, due 10/1/15	500,000	501,390
			9,713,254
	Electronics 0.0%‡
	Amphenol Corp. 3.125%, due 9/15/21	400,000	399,948

	Finance - Credit Card 0.4%
	American Express Credit Corp.
	0.836%, due 3/18/19 (a)	725,000	721,078
	2.25%, due 8/15/19	929,000	931,704
	Capital One Bank USA N.A. 2.15%, due 11/21/18	1,540,000	1,530,737
			3,183,519
	Food 0.4%
	Ingredion, Inc.
	1.80%, due 9/25/17	250,000	249,087
	4.625%, due 11/1/20	650,000	694,840
	Kraft Heinz Foods Co. 2.80%, due 7/2/20 (b)	1,225,000	1,230,118
	Mondelez International, Inc. 4.125%, due 2/9/16	1,425,000	1,449,158
			3,623,203
	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	200,000	202,655

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	175,000	180,080

	Health Care - Products 0.4%
	Becton, Dickinson & Co. 3.734%, due 12/15/24	675,000	670,922
	Medtronic, Inc. 3.15%, due 3/15/22 (b)	2,750,000	2,768,529
			3,439,451
	Health Care - Services 0.1%
	UnitedHealth Group, Inc. 2.70%, due 7/15/20	775,000	784,040

	Home Furnishing 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	525,000	527,660

	Insurance 0.9%
	American International Group, Inc. 4.125%, due 2/15/24	625,000	647,497
	Assurant, Inc. 2.50%, due 3/15/18	850,000	859,982
	MetLife, Inc. 1.903%, due 12/15/17	350,000	352,760
	Metropolitan Life Global Funding I 2.30%, due 4/10/19 (b)	2,000,000	2,018,896
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	1,450,000	1,602,278
	Pricoa Global Funding I 2.20%, due 5/16/19 (b)	500,000	500,781
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	552,645
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	325,000	327,340
	Voya Financial, Inc. 2.90%, due 2/15/18	1,100,000	1,128,866
			7,991,045
	Iron & Steel 0.1%
	Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	344,394
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	550,000	547,728
			892,122
	Machinery - Construction & Mining 0.1%
	Caterpillar Financial Services Corp. 2.10%, due 6/9/19	600,000	602,935

	Machinery - Diversified 0.1%
	John Deere Capital Corp.
	1.70%, due 1/15/20	675,000	661,269
	2.80%, due 9/18/17	150,000	155,056
	5.75%, due 9/10/18	150,000	167,968
			984,293
	Media 0.5%
	CCO Safari II LLC
	3.579%, due 7/23/20 (b)	1,400,000	1,404,136
	4.908%, due 7/23/25 (b)	2,250,000	2,254,981
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	300,000	304,142
			3,963,259
	Mining 0.4%
	Barrick Gold Corp. 4.10%, due 5/1/23	990,000	886,025
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	825,000	804,806
	Teck Resources, Ltd. 4.75%, due 1/15/22	970,000	814,800
	Yamana Gold, Inc. 4.95%, due 7/15/24	625,000	563,858
			3,069,489
	Oil & Gas 0.8%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	800,000	839,440
	BP Capital Markets PLC
	1.846%, due 5/5/17	225,000	227,245
	3.062%, due 3/17/22	1,000,000	999,861
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25 (b)	1,050,000	1,081,697
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,210,000	1,257,612
	Petroleos Mexicanos
	3.125%, due 1/23/19	300,000	303,450
	3.50%, due 1/30/23	300,000	284,589
	Shell International Finance B.V. 3.25%, due 5/11/25	1,500,000	1,481,680
	Statoil ASA 3.125%, due 8/17/17	125,000	129,583
	Total Capital International S.A. 1.55%, due 6/28/17	200,000	201,400
			6,806,557
	Packaging & Containers 0.1%
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)	700,000	700,000

	Pharmaceuticals 1.3%
	AbbVie, Inc. 2.50%, due 5/14/20	1,700,000	1,689,557
	Actavis Funding SCS
	2.45%, due 6/15/19	750,000	744,972
	3.80%, due 3/15/25	1,625,000	1,584,156
	Bayer U.S. Finance LLC
	2.375%, due 10/8/19 (b)	1,300,000	1,309,682
	3.00%, due 10/8/21 (b)	1,275,000	1,280,178
	EMD Finance LLC
	2.40%, due 3/19/20 (b)	800,000	797,708
	2.95%, due 3/19/22 (b)	1,600,000	1,567,894
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	500,000	556,956
	Perrigo Finance PLC 3.50%, due 12/15/21	1,100,000	1,097,100
	Sanofi 4.00%, due 3/29/21	475,000	511,353
			11,139,556
	Pipelines 0.6%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	950,000	974,499
	Kinder Morgan, Inc. 3.05%, due 12/1/19	1,850,000	1,834,652
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	975,000	902,552
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	800,000	973,939
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	425,000	434,349
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	525,000	491,469
			5,611,460
	Real Estate 0.1%
	WEA Finance LLC / Westfield UK & Europe Finance PLC 2.70%, due 9/17/19 (b)	700,000	700,141

	Real Estate Investment Trusts 0.4%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,525,000	1,619,722
	DDR Corp. 4.75%, due 4/15/18	800,000	849,803
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	609,543
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	325,000	370,034
	Liberty Property, L.P. 4.40%, due 2/15/24	275,000	283,216
			3,732,318
	Retail 0.1%
	Home Depot, Inc. (The) 4.40%, due 4/1/21	500,000	549,430

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	500,000	548,588

	Sovereign 0.0%‡
	Export-Import Bank of Korea 1.75%, due 2/27/18	200,000	199,465

	Telecommunications 0.6%
	Orange S.A. 2.75%, due 2/6/19	475,000	484,932
	Telefonica Emisiones SAU 3.192%, due 4/27/18	1,000,000	1,027,556
	Verizon Communications, Inc.
	2.00%, due 11/1/16	300,000	302,645
	3.00%, due 11/1/21	1,350,000	1,339,798
	3.45%, due 3/15/21	345,000	351,489
	5.15%, due 9/15/23	1,000,000	1,100,619
	Vodafone Group PLC 1.25%, due 9/26/17	350,000	345,828
			4,952,867
	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	300,000	302,780

	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	440,252

	Total Corporate Bonds (Cost $128,147,327)		129,512,020

	Foreign Government Bonds 0.4%
	Regional (State & Province) 0.1%
	Province of Quebec 3.50%, due 7/29/20	400,000	430,268

	Sovereign 0.3%
	Brazilian Government International Bond 2.625%, due 1/5/23	500,000	435,000
	Italy Government International Bond 4.75%, due 1/25/16	500,000	509,115
	Poland Government International Bond 5.00%, due 3/23/22	150,000	167,557
	Romanian Government International Bond 4.375%, due 8/22/23 (b)	750,000	781,800
	Russian Federation 3.50%, due 1/16/19 (b)	600,000	592,500
	Turkey Government International Bond 6.75%, due 4/3/18	275,000	302,445
			2,788,417
	Total Foreign Government Bonds (Cost $3,214,769)		3,218,685

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.337%, due 8/15/26 (a)(b)	289,375	289,359
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	300,000	316,901
	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.237%, due 6/8/30 (a)(b)	800,000	798,746
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	600,000	622,679
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	400,000	414,636
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	461,810	467,211
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	379,697	388,746
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	600,000	620,332
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	600,000	622,885
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	516,240
	Series 2013-C12, Class A4 4.259%, due 10/15/46	600,000	653,799
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	581,677	607,850
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	95,374	98,473
	Total Mortgage-Backed Securities (Cost $6,519,196)		6,417,857

	U.S. Government & Federal Agencies 18.1%
	Federal Home Loan Bank 0.1%
	1.30%, due 6/5/18	375,000	374,525

¤	Federal Home Loan Mortgage Corporation 0.8%
	0.75%, due 7/14/17	2,300,000	2,298,217
	1.00%, due 3/8/17	1,200,000	1,207,794
	1.00%, due 9/27/17	225,000	225,697
	1.00%, due 9/29/17	750,000	752,523
	1.125%, due 5/25/18	600,000	598,934
	1.20%, due 6/12/18	650,000	648,480
	1.25%, due 10/2/19	775,000	764,524
	1.75%, due 9/10/15	250,000	250,414
			6,746,583
¤	Federal National Mortgage Association 0.9%
	0.875%, due 2/8/18	1,150,000	1,142,382
	0.875%, due 5/21/18	450,000	448,011
	1.00%, due 12/28/17	300,000	299,680
	1.00%, due 2/15/18	650,000	648,351
	1.125%, due 7/20/18	1,500,000	1,499,776
	1.625%, due 1/21/20	650,000	651,909
	1.75%, due 6/20/19	350,000	354,123
	1.75%, due 9/12/19	650,000	657,054
	2.625%, due 9/6/24	1,975,000	1,997,620
			7,698,906
¤	United States Treasury Notes 16.3%
	0.50%, due 6/30/16	100,000	100,172
	0.50%, due 7/31/16	2,500,000	2,503,905
	0.50%, due 11/30/16	3,000,000	3,001,173
	0.625%, due 12/15/16	3,600,000	3,606,188
	0.625%, due 12/31/16	6,800,000	6,814,341
	0.625%, due 2/15/17	1,625,000	1,627,031
	0.75%, due 1/15/17	2,950,000	2,959,909
	0.75%, due 3/15/17	2,500,000	2,508,008
	0.875%, due 6/15/17	4,500,000	4,520,390
	0.875%, due 7/15/17	2,390,000	2,399,149
	0.875%, due 11/15/17	7,500,000	7,518,165
	0.875%, due 1/15/18	15,275,000	15,290,519
	0.875%, due 7/15/18	3,000,000	2,990,391
	1.00%, due 10/31/16	2,000,000	2,014,062
	1.00%, due 12/15/17	3,400,000	3,415,671
	1.00%, due 2/15/18	750,000	752,637
	1.00%, due 5/15/18	5,550,000	5,560,406
	1.25%, due 10/31/18	575,000	577,696
	1.25%, due 11/30/18	2,995,000	3,005,998
	1.375%, due 6/30/18	2,925,000	2,958,819
	1.375%, due 9/30/18	1,675,000	1,690,572
	1.375%, due 4/30/20	7,465,000	7,417,762
	1.50%, due 12/31/18	1,935,000	1,956,769
	1.625%, due 3/31/19	3,670,000	3,720,749
	1.625%, due 6/30/19	1,925,000	1,948,912
	1.625%, due 7/31/19	4,940,000	4,995,575
	1.625%, due 6/30/20	5,900,000	5,924,432
	1.625%, due 11/15/22	5,600	5,461
	1.75%, due 10/31/20	3,905,000	3,925,743
	1.75%, due 2/28/22	950,000	940,946
	1.75%, due 4/30/22	2,650,000	2,622,464
	1.875%, due 11/30/21	2,910,000	2,914,091
	2.00%, due 7/31/20	2,800,000	2,857,750
	2.00%, due 9/30/20	1,800,000	1,833,890
	2.00%, due 2/28/21	2,400,000	2,435,438
	2.00%, due 10/31/21	2,650,000	2,674,637
	2.00%, due 7/31/22	5,000,000	5,020,300
	2.125%, due 1/31/21	2,175,000	2,222,578
	2.125%, due 6/30/21	4,000,000	4,076,248
	2.125%, due 12/31/21	150,000	152,344
	2.125%, due 6/30/22	645,000	652,962
	2.25%, due 7/31/18	55,000	57,020
	2.25%, due 7/31/21	2,815,000	2,886,695
	2.375%, due 12/31/20	1,700,000	1,760,695
			138,818,663
	Total U.S. Government & Federal Agencies (Cost $152,577,864)		153,638,677

	Total Long-Term Bonds (Cost $309,044,874)		311,290,307

		Shares	Value
	Common Stocks 56.2%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A	17,453	168,596

	Aerospace & Defense 1.4%
	General Dynamics Corp.	8,655	1,290,547
	Harris Corp.	32,370	2,684,768
	L-3 Communications Holdings, Inc.	1,698	196,051
	Lockheed Martin Corp.	5,095	1,055,175
	Northrop Grumman Corp.	6,847	1,184,599
	Raytheon Co.	9,855	1,075,082
	Spirit AeroSystems Holdings, Inc. Class A (c)	34,561	1,945,784
	Triumph Group, Inc.	28,347	1,526,486
	United Technologies Corp.	9,742	977,220
			11,935,712
	Agriculture 0.8%
	Altria Group, Inc.	22,325	1,214,033
	Archer-Daniels-Midland Co.	25,342	1,201,718
	Bunge, Ltd.	37,133	2,965,070
	Philip Morris International, Inc.	11,798	1,009,083
			6,389,904
	Airlines 0.3%
	JetBlue Airways Corp. (c)	107,200	2,463,456

	Auto Manufacturers 0.2%
	Ford Motor Co.	72,343	1,072,847
	General Motors Co.	28,447	896,365
			1,969,212
	Auto Parts & Equipment 0.5%
	Goodyear Tire & Rubber Co. (The)	90,945	2,740,173
	Johnson Controls, Inc.	21,797	993,071
	Lear Corp.	6,103	635,139
			4,368,383
	Banks 4.1%
	Bank of America Corp.	72,697	1,299,822
	Bank of New York Mellon Corp. (The)	29,380	1,275,092
	BankUnited, Inc.	5,561	203,088
	BB&T Corp.	26,996	1,087,129
	Capital One Financial Corp.	12,382	1,006,657
	CIT Group, Inc.	44,147	2,076,675
¤	Citigroup, Inc.	22,373	1,307,925
	Citizens Financial Group, Inc.	5,459	142,316
	Comerica, Inc.	35,404	1,679,212
	Commerce Bancshares, Inc.	27,551	1,297,377
	East West Bancorp, Inc.	951	42,567
	Fifth Third Bancorp	159,397	3,358,495
	First Republic Bank	40,776	2,601,101
	Goldman Sachs Group, Inc. (The)	5,231	1,072,721
	Huntington Bancshares, Inc.	58,253	679,812
¤	JPMorgan Chase & Co.	18,271	1,252,112
	KeyCorp	151,552	2,249,032
	M&T Bank Corp.	25	3,279
¤	Morgan Stanley	24,675	958,377
	Northern Trust Corp.	956	73,124
	PNC Financial Services Group, Inc.	11,358	1,115,128
	Regions Financial Corp.	220,423	2,290,195
	Signature Bank (c)	1,016	147,919
	State Street Corp.	16,094	1,232,157
	SunTrust Banks, Inc.	91,573	4,060,347
	Synovus Financial Corp.	69	2,175
	U.S. Bancorp	21,777	984,538
	Wells Fargo & Co.	16,862	975,804
	Zions Bancorp.	4,205	131,154
			34,605,330
	Biotechnology 0.2%
	Bio-Rad Laboratories, Inc. Class A (c)	13,373	2,015,846

	Building Materials 0.3%
	Owens Corning, Inc	55,708	2,498,504

	Chemicals 1.8%
	Air Products & Chemicals, Inc.	6,892	982,179
	Albemarle Corp.	6,069	328,940
	Ashland, Inc.	11,453	1,309,307
	Cabot Corp.	38,367	1,349,751
	Celanese Corp. Series A	38,449	2,534,558
	Chemours Co. (The)	2,970	32,432
	Dow Chemical Co. (The)	24,174	1,137,629
	E.I. du Pont de Nemours & Co.	14,853	828,203
	Eastman Chemical Co.	12,808	1,004,147
	Mosaic Co. (The)	66,483	2,854,780
	Praxair, Inc.	9,107	1,039,473
	Westlake Chemical Corp.	31,113	1,943,629
			15,345,028
	Commercial Services 0.7%
	ADT Corp. (The)	13,140	453,724
	Aramark	755	24,024
	Automatic Data Processing, Inc.	13,429	1,071,231
	ManpowerGroup, Inc.	25,520	2,309,050
	Quanta Services, Inc. (c)	1,078	29,774
	R.R. Donnelley & Sons Co.	115,103	2,020,058
			5,907,861
	Computers 1.9%
	Amdocs, Ltd.	12,419	728,374
	Brocade Communications Systems, Inc.	161,408	1,656,046
	Computer Sciences Corp.	42,959	2,810,807
	EMC Corp.	41,807	1,124,190
	Hewlett-Packard Co.	40,969	1,250,374
	International Business Machines Corp.	7,533	1,220,271
	Leidos Holdings, Inc.	52,244	2,131,555
	Lexmark International, Inc. Class A	41,045	1,395,120
	NCR Corp. (c)	37,347	1,028,536
	SanDisk Corp.	14,956	901,697
	Synopsys, Inc. (c)	9,997	508,248
	Teradata Corp. (c)	29,061	1,078,454
	Western Digital Corp.	1,684	144,925
			15,978,597
	Cosmetics & Personal Care 0.2%
	Colgate-Palmolive Co.	14,454	983,161
	Procter & Gamble Co. (The)	13,873	1,064,059
			2,047,220
	Distribution & Wholesale 0.0%‡
	Ingram Micro, Inc. Class A (c)	12,829	349,334

	Electric 3.8%
	AES Corp.	36,064	461,619
	Alliant Energy Corp.	3,823	235,153
	Ameren Corp.	19,690	808,865
	American Electric Power Co., Inc.	20,579	1,164,154
	CMS Energy Corp.	28,205	966,303
	Consolidated Edison, Inc.	37,506	2,385,007
	Dominion Resources, Inc.	14,048	1,007,242
	DTE Energy Co.	23,530	1,893,224
	Duke Energy Corp.	13,342	990,243
	Edison International	35,505	2,130,655
	Entergy Corp.	40,683	2,889,307
	Eversource Energy	19,576	973,319
	Exelon Corp.	34,169	1,096,483
	FirstEnergy Corp.	4,282	145,417
	NextEra Energy, Inc.	9,628	1,012,866
	NRG Energy, Inc.	7,513	168,667
	PG&E Corp.	22,026	1,156,585
	Pinnacle West Capital Corp.	19,245	1,187,609
	PPL Corp.	18,613	592,079
	Public Service Enterprise Group, Inc.	94,858	3,952,733
	SCANA Corp.	656	35,949
	Southern Co. (The)	22,529	1,007,722
	TECO Energy, Inc.	510	11,281
	WEC Energy Group, Inc.	55,517	2,720,333
	Westar Energy, Inc.	3,871	145,743
	Xcel Energy, Inc.	93,190	3,230,897
			32,369,455
	Electrical Components & Equipment 0.1%
	Emerson Electric Co.	22,098	1,143,572

	Electronics 0.7%
	Agilent Technologies, Inc.	35,177	1,440,498
	Arrow Electronics, Inc. (c)	7,802	453,686
	Corning, Inc.	62,327	1,164,268
	Jabil Circuit, Inc.	77,363	1,566,601
	Thermo Fisher Scientific, Inc.	7,301	1,018,709
			5,643,762
	Energy - Alternate Sources 0.1%
	First Solar, Inc. (c)	27,351	1,211,649

	Engineering & Construction 0.0%‡
	AECOM (c)	5,692	175,485
	Jacobs Engineering Group, Inc. (c)	1,953	82,260
			257,745
	Entertainment 0.1%
	Dolby Laboratories, Inc. Class A	5,667	199,195
	Gaming and Leisure Properties, Inc.	21,155	692,826
			892,021
	Environmental Controls 0.5%
	Clean Harbors, Inc. (c)	38,110	1,887,207
	Republic Services, Inc.	13,586	577,813
	Waste Management, Inc.	26,490	1,354,434
			3,819,454
	Finance - Consumer Loans 0.4%
	Navient Corp.	20,489	321,677
	Santander Consumer USA Holdings, Inc. (c)	14,146	342,050
	SLM Corp. (c)	45,837	418,492
	Springleaf Holdings, Inc. (c)	38,240	1,931,502
	Synchrony Financial (c)	7,521	258,422
			3,272,143
	Finance - Credit Card 0.3%
	American Express Co.	13,966	1,062,254
	Discover Financial Services	21,417	1,195,283
			2,257,537
	Finance - Investment Banker/Broker 0.3%
	Charles Schwab Corp. (The)	33,682	1,174,828
	E*TRADE Financial Corp. (c)	11,581	329,132
	Interactive Brokers Group, Inc. Class A	14,158	568,444
	Raymond James Financial, Inc.	7,341	433,119
			2,505,523
	Finance - Mortgage Loan/Banker 0.5%
	CoreLogic, Inc. (c)	52,284	2,062,081
	FNF Group	51,948	2,030,647
			4,092,728
	Finance - Other Services 0.1%
	CME Group, Inc.	10,240	983,450
	Intercontinental Exchange, Inc.	36	8,209
	NASDAQ OMX Group, Inc. (The)	44	2,245
			993,904
	Food 1.0%
	Campbell Soup Co.	5,094	251,185
	ConAgra Foods, Inc.	12,773	562,778
	Ingredion, Inc.	28,568	2,519,698
	Mondelez International, Inc. Class A	23,146	1,044,579
	Pilgrim's Pride Corp.	75,812	1,640,572
	Pinnacle Foods, Inc.	52,178	2,345,401
	Sysco Corp.	9,931	360,595
	Tyson Foods, Inc. Class A	1,964	87,103
			8,811,911
	Forest Products & Paper 0.3%
	Domtar Corp.	46,228	1,879,631
	International Paper Co.	7,406	354,525
			2,234,156
	Gas 0.7%
	AGL Resources, Inc.	3,025	145,442
	CenterPoint Energy, Inc.	11,795	228,115
	NiSource, Inc.	16,827	293,799
	Sempra Energy	8,856	901,364
	UGI Corp.	70,242	2,566,643
	Vectren Corp.	32,275	1,358,778
			5,494,141
	Hand & Machine Tools 0.0%‡
	Kennametal, Inc.	2,908	92,154
	Stanley Black & Decker, Inc.	212	22,364
			114,518
	Health Care - Products 1.2%
	Baxter International, Inc.	13,380	536,271
	Boston Scientific Corp. (c)	62,636	1,086,108
	Danaher Corp.	12,820	1,173,799
	DENTSPLY International, Inc.	45,586	2,594,299
	Hill-Rom Holdings, Inc.	34,063	1,908,550
	Medtronic PLC	12,896	1,010,918
	St. Jude Medical, Inc.	11,372	839,481
	Stryker Corp.	12,875	1,316,726
			10,466,152
	Health Care - Services 2.1%
	Aetna, Inc.	9,646	1,089,709
	Anthem, Inc.	7,529	1,161,499
	Community Health Systems, Inc. (c)	42,783	2,503,233
	DaVita HealthCare Partners, Inc. (c)	8,634	682,345
	HCA Holdings, Inc. (c)	13,550	1,260,286
	Health Net, Inc. (c)	17,950	1,200,137
	Humana, Inc.	5,632	1,025,531
	Laboratory Corporation of America Holdings (c)	906	115,325
	LifePoint Health, Inc. (c)	25,778	2,135,965
	MEDNAX, Inc. (c)	2,452	207,537
	Quest Diagnostics, Inc.	37,589	2,774,444
	UnitedHealth Group, Inc.	10,131	1,229,903
	Universal Health Services, Inc. Class B	18,804	2,730,905
			18,116,819
	Holding Company - Diversified 0.2%
	Leucadia National Corp.	74,909	1,761,860

	Home Furnishing 0.2%
	Whirlpool Corp.	11,445	2,034,120

	Household Products & Wares 0.3%
	Avery Dennison Corp.	26,410	1,607,048
	Kimberly-Clark Corp.	10,239	1,177,178
			2,784,226
	Insurance 5.4%
	ACE, Ltd.	10,694	1,163,186
	Aflac, Inc.	17,684	1,132,660
	Alleghany Corp. (c)	2,204	1,071,431
	Allied World Assurance Co. Holdings, A.G.	43,628	1,843,719
	Allstate Corp. (The)	18,982	1,308,809
	American Financial Group, Inc.	1,595	109,975
	American International Group, Inc.	19,935	1,278,232
	American National Insurance Co.	10,386	1,110,783
	AmTrust Financial Services, Inc.	25,895	1,799,961
	Arch Capital Group, Ltd. (c)	5,599	399,545
	Aspen Insurance Holdings, Ltd.	39,015	1,876,231
	Assurant, Inc.	29,648	2,211,741
	Assured Guaranty, Ltd.	50,894	1,244,867
	Axis Capital Holdings, Ltd.	44,552	2,564,413
	Berkshire Hathaway, Inc. Class B (c)	8,994	1,283,804
	Chubb Corp. (The)	11,476	1,426,811
	Endurance Specialty Holdings, Ltd.	24,360	1,692,776
	Everest Re Group, Ltd.	1,815	332,363
	Hanover Insurance Group, Inc. (The)	28,760	2,325,246
	Hartford Financial Services Group, Inc. (The)	42,644	2,027,722
	Lincoln National Corp.	43,308	2,439,107
	Marsh & McLennan Cos., Inc.	19,129	1,108,334
	MetLife, Inc.	22,134	1,233,749
	Old Republic International Corp.	8,334	139,428
	Principal Financial Group, Inc.	11,927	662,068
	ProAssurance Corp.	2,043	98,656
	Progressive Corp. (The)	22,512	686,616
	Prudential Financial, Inc.	14,065	1,242,783
	RenaissanceRe Holdings, Ltd.	3,246	348,296
	StanCorp Financial Group, Inc.	14,430	1,645,309
	Torchmark Corp.	614	37,829
	Travelers Cos., Inc. (The)	12,770	1,355,152
	Validus Holdings, Ltd.	35,502	1,645,518
	Voya Financial, Inc.	60,668	2,848,363
	W.R. Berkley Corp.	34,154	1,903,061
			45,598,544
	Internet 0.2%
	HomeAway, Inc. (c)	3,636	109,225
	Symantec Corp.	47,835	1,087,768
	Yahoo!, Inc. (c)	24,295	890,898
			2,087,891
	Investment Management/Advisory Services 0.5%
	BlackRock, Inc.	3,152	1,060,081
	Franklin Resources, Inc.	25,113	1,143,897
	Legg Mason, Inc.	33,795	1,667,445
			3,871,423
	Iron & Steel 0.5%
	Nucor Corp.	33,649	1,485,267
	Reliance Steel & Aluminum Co.	12,103	733,442
	Steel Dynamics, Inc.	96,297	1,928,829
	United States Steel Corp.	7,666	149,257
			4,296,795
	Leisure Time 0.4%
	Carnival Corp.	25,083	1,336,673
	Royal Caribbean Cruises, Ltd.	18,358	1,649,466
			2,986,139
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc.	14,394	1,131,800

	Machinery - Diversified 0.6%
	AGCO Corp.	41,589	2,287,811
	BWX Technologies, Inc.	11,404	280,082
	Cummins, Inc.	8,285	1,073,156
	Deere & Co.	11,441	1,081,976
			4,723,025
	Media 1.9%
	Cablevision Systems Corp. Class A	89,989	2,539,490
	Comcast Corp. Class A	38,661	2,411,560
	DISH Network Corp. Class A (c)	15,974	1,032,080
	John Wiley & Sons, Inc. Class A	26,817	1,421,569
	Liberty Broadband Corp. Class C (c)	3,521	188,479
	Liberty Media Corp. Class A (c)	11,048	417,614
	Liberty Media Corp. Class C (c)	21,170	798,109
	News Corp. Class A (c)	113,296	1,668,850
	News Corp. Class B (c)	92,848	1,324,941
	TEGNA, Inc.	2,832	82,496
	Thomson Reuters Corp.	28,466	1,151,450
	Time Warner, Inc.	10,924	961,749
	Twenty-First Century Fox, Inc. Class A	33,645	1,160,416
	Twenty-First Century Fox, Inc. Class B	34,083	1,142,462
			16,301,265
	Metal Fabricate & Hardware 0.1%
	Precision Castparts Corp.	4,703	916,709

	Mining 0.4%
	Freeport-McMoRan, Inc.	7,049	82,826
	Newmont Mining Corp.	119,001	2,043,247
	Southern Copper Corp.	35,979	1,002,375
			3,128,448
	Miscellaneous - Manufacturing 0.8%
	Dover Corp.	17,663	1,131,669
	Eaton Corp. PLC	14,123	855,571
	General Electric Co.	35,485	926,159
	Textron, Inc.	39,592	1,730,170
	Trinity Industries, Inc.	66,490	1,945,497
			6,589,066
	Office & Business Equipment 0.3%
	Pitney Bowes, Inc.	398	8,326
	Xerox Corp.	211,366	2,329,253
			2,337,579
	Oil & Gas 4.1%
	Anadarko Petroleum Corp.	12,028	894,282
	Apache Corp.	16,524	757,791
	Cheniere Energy, Inc. (c)	24,995	1,723,905
	Chevron Corp.	11,237	994,250
	Cimarex Energy Co.	9,932	1,034,120
	Concho Resources, Inc. (c)	5,047	537,808
	ConocoPhillips	17,809	896,505
	Continental Resources, Inc. (c)	19,520	652,163
	CVR Energy, Inc.	31,438	1,201,875
	Denbury Resources, Inc.	19,450	76,633
	Devon Energy Corp.	18,473	912,936
	Ensco PLC Class A	41,665	690,806
	EOG Resources, Inc.	12,597	972,362
	EP Energy Corp. Class A (c)	79,792	667,859
	EQT Corp.	5,709	438,737
	Exxon Mobil Corp.	11,414	904,103
	Helmerich & Payne, Inc.	3,650	210,751
	Hess Corp.	39,211	2,313,841
	Marathon Oil Corp.	99,402	2,088,436
	Marathon Petroleum Corp.	24,145	1,320,007
	Murphy Oil Corp.	38,008	1,246,282
	Murphy USA, Inc. (c)	4,583	250,965
	Nabors Industries, Ltd.	95,108	1,104,204
	Newfield Exploration Co. (c)	18,257	598,647
	Noble Corp. PLC	12,811	153,091
	Noble Energy, Inc.	21,863	770,233
	Occidental Petroleum Corp.	12,218	857,704
	Patterson-UTI Energy, Inc.	3,476	57,302
	PBF Energy, Inc. Class A	49,667	1,567,987
	Phillips 66	12,043	957,418
	Pioneer Natural Resources Co.	9,557	1,211,541
	QEP Resources, Inc.	54,704	759,292
	Range Resources Corp.	1,406	55,312
	SM Energy Co.	25,640	950,475
	Southwestern Energy Co. (c)	3,269	60,803
	Tesoro Corp.	27,656	2,692,035
	Valero Energy Corp.	20,274	1,329,974
	WPX Energy, Inc. (c)	90,125	784,088
			34,696,523
	Oil & Gas Services 0.9%
	Baker Hughes, Inc.	17,780	1,033,907
	Cameron International Corp. (c)	28,586	1,442,450
	FMC Technologies, Inc. (c)	1,307	42,817
	Frank's International N.V.	17,314	280,314
	Halliburton Co.	22,143	925,356
	National Oilwell Varco, Inc.	8,033	338,430
	Oceaneering International, Inc.	12,905	516,458
	Schlumberger, Ltd.	14,333	1,187,059
	Superior Energy Services, Inc.	111,873	1,901,841
			7,668,632
	Packaging & Containers 0.4%
	Crown Holdings, Inc. (c)	28,435	1,464,687
	WestRock Co. (c)	25,090	1,582,175
			3,046,862
	Pharmaceuticals 1.9%
	Abbott Laboratories	22,170	1,123,797
	Allergan PLC (c)	3,158	1,045,772
	Baxalta, Inc. (c)	13,380	439,265
	Cardinal Health, Inc.	14,661	1,245,892
	Endo International PLC (c)	12,913	1,130,404
	Express Scripts Holding Co. (c)	13,820	1,244,768
	Herbalife, Ltd. (c)	28,368	1,432,300
	Johnson & Johnson	11,123	1,114,636
	Mallinckrodt PLC (c)	22,570	2,797,777
	Merck & Co., Inc.	16,500	972,840
	Mylan N.V. (c)	13,977	782,572
	Perrigo Co. PLC	8,163	1,568,929
	Pfizer, Inc.	36,553	1,318,101
			16,217,053
	Pipelines 0.3%
	Columbia Pipeline Group, Inc.	16,789	489,903
	Kinder Morgan, Inc.	24,643	853,634
	Spectra Energy Corp.	29,348	888,070
			2,231,607
	Real Estate 0.2%
	Jones Lang LaSalle, Inc.	1,513	269,375
	Realogy Holdings Corp. (c)	39,447	1,795,627
			2,065,002
	Real Estate Investment Trusts 4.7%
	Alexandria Real Estate Equities, Inc.	1,089	100,961
	American Capital Agency Corp.	5,552	106,932
	Annaly Capital Management, Inc.	24,813	246,889
	Apartment Investment & Management Co. Class A	9,846	384,782
	AvalonBay Communities, Inc.	17,106	2,948,048
	Boston Properties, Inc.	7,647	942,722
	Brandywine Realty Trust	44,826	617,254
	Camden Property Trust	1,479	117,773
	CBL & Associates Properties, Inc.	64,995	1,062,018
	Columbia Property Trust, Inc.	37,312	901,458
	DDR Corp.	3,685	60,065
	Digital Realty Trust, Inc.	17,708	1,138,093
	Duke Realty Corp.	67,458	1,360,628
	Empire State Realty Trust, Inc. Class A	41,869	744,431
	Equity Commonwealth (c)	71	1,860
	Equity Residential	13,481	1,008,514
	Essex Property Trust, Inc.	5,180	1,165,034
	General Growth Properties, Inc.	31,974	867,774
	HCP, Inc.	28,466	1,099,926
	Health Care REIT, Inc.	8,997	624,122
	Hospitality Properties Trust	42,739	1,171,903
	Host Hotels & Resorts, Inc.	110,997	2,151,122
	Kilroy Realty Corp.	1,630	115,485
	Kimco Realty Corp.	76,324	1,885,966
	Liberty Property Trust	652	22,188
	Macerich Co. (The)	6,760	535,122
	Mid-America Apartment Communities, Inc.	11,200	899,808
	National Retail Properties, Inc.	19,754	734,256
	NorthStar Realty Finance Corp.	36,660	586,560
	Omega Healthcare Investors, Inc.	13,542	491,033
	Outfront Media, Inc.	14,506	364,536
	Plum Creek Timber Co., Inc.	29,582	1,212,862
	ProLogis, Inc.	35,540	1,443,279
	Public Storage	5,938	1,218,359
	Rayonier, Inc.	6,720	165,312
	Realty Income Corp.	12,756	615,987
	Regency Centers Corp.	1,010	64,610
	Retail Properties of America, Inc. Class A	71,846	1,046,078
	Senior Housing Properties Trust	28,650	494,785
	SL Green Realty Corp.	6,719	773,626
	Starwood Property Trust, Inc.	982	21,368
	Taubman Centers, Inc.	14,957	1,118,784
	UDR, Inc.	8,267	279,507
	Ventas, Inc.	46,926	3,148,265
	Vornado Realty Trust	13,152	1,282,978
	Weingarten Realty Investors	19,956	702,052
	Weyerhaeuser Co.	67,952	2,085,447
	WP Carey, Inc.	1,366	83,586
			40,214,148
	Retail 2.7%
	Best Buy Co., Inc.	74,298	2,399,082
	CVS Health Corp.	11,714	1,317,473
	Darden Restaurants, Inc.	36,208	2,670,702
	Dick's Sporting Goods, Inc.	29,814	1,519,918
	Dillard's, Inc. Class A	7,857	800,471
	GameStop Corp. Class A	53,057	2,432,663
	J.C. Penney Co., Inc. (c)	110,745	912,539
	Kohl's Corp.	32,327	1,982,292
	Liberty Interactive Corp. QVC Group Class A (c)	28,615	831,266
	Macy's, Inc.	17,154	1,184,655
	Rite Aid Corp. (c)	75,874	676,037
	Staples, Inc.	188,697	2,775,733
	Target Corp.	14,956	1,224,149
	Wal-Mart Stores, Inc.	15,213	1,095,032
	Walgreens Boots Alliance, Inc.	11,216	1,083,802
	Wendy's Co. (The)	41,414	424,908
			23,330,722
	Savings & Loans 0.3%
	First Niagara Financial Group, Inc.	127,458	1,237,617
	New York Community Bancorp, Inc.	53,721	1,022,311
	People's United Financial, Inc.	31,434	511,431
			2,771,359
	Semiconductors 1.5%
	Broadcom Corp. Class A	18,565	939,575
	Intel Corp.	40,403	1,169,667
	Marvell Technology Group, Ltd.	92,361	1,148,971
	Maxim Integrated Products, Inc.	28,665	975,757
	Micron Technology, Inc. (c)	65,554	1,213,405
	NVIDIA Corp.	124,739	2,488,543
	ON Semiconductor Corp. (c)	157,683	1,674,593
	QUALCOMM, Inc.	15,096	972,031
	Teradyne, Inc.	111,409	2,145,737
	Xilinx, Inc.	1,198	50,016
			12,778,295
	Software 0.7%
	Activision Blizzard, Inc.	45,024	1,161,169
	Microsoft Corp.	27,672	1,292,282
	Nuance Communications, Inc. (c)	107,254	1,944,515
	Oracle Corp.	30,376	1,213,218
			5,611,184
	Telecommunications 1.4%
	AT&T, Inc.	30,376	1,055,262
	CenturyLink, Inc.	786	22,480
	Cisco Systems, Inc.	44,584	1,267,077
	EchoStar Corp. Class A (c)	40,095	1,861,210
	Juniper Networks, Inc.	93,431	2,655,309
	Level 3 Communications, Inc. (c)	5,303	267,802
	T-Mobile U.S., Inc. (c)	28,091	1,142,180
	Telephone & Data Systems, Inc.	75,265	2,213,544
	United States Cellular Corp. (c)	4,669	173,780
	Verizon Communications, Inc.	23,232	1,087,025
			11,745,669
	Toys, Games & Hobbies 0.3%
	Hasbro, Inc.	26,085	2,053,933
	Mattel, Inc.	21,698	503,610
			2,557,543
	Transportation 0.3%
	CSX Corp.	29,105	910,404
	FedEx Corp.	6,352	1,088,860
	Norfolk Southern Corp.	10,867	916,414
			2,915,678
	Trucking & Leasing 0.0%‡
	AMERCO	680	244,372

	Water 0.0%‡
	American Water Works Co., Inc.	4,698	243,873

	Total Common Stocks (Cost $421,236,466)		478,627,585

	Exchange-Traded Funds 7.0% (d)
¤	iShares Intermediate Credit Bond Fund	127,619	13,911,747
¤	iShares Intermediate Government / Credit Bond Fund	194,987	20,843,999
	S&P 500 Index—SPDR Trust Series 1	5,066	1,066,393
	S&P Midcap 400 Index—Midcap SPDR Trust Series 1	11,899	3,254,257
¤	Vanguard Mid-Cap Value	223,891	20,474,832
	Total Exchange-Traded Funds (Cost $58,456,639)		59,551,228

	Number of Rights
Rights 0.0%‡
Food & Staples Retailing 0.0%‡
Safeway Casa Ley CVR due 1/30/19 (c)(e)(f)	17,798	18,063
Safeway PDC, LLC CVR due 1/30/17 (c)(e)(f)	17,798	869
Total Rights (Cost $18,932)		18,932

	Principal Amount
Short-Term Investments 0.4%
Repurchase Agreements 0.4%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $690,296 (Collateralized by a United States Treasury Note and Government Agency securities with rates between 2.00% and 2.625% and maturity dates between 11/15/20 and 1/30/23 with a Principal Amount of $695,000 and a Market Value of $708,747)	$690,296	690,296
TD Securities (U.S.A.) LLC 0.12%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $3,129,031 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 9/30/20, with a Principal Amount of $3,124,400 and a Market Value of $3,191,595)	3,129,000	3,129,000
Total Short-Term Investments (Cost $3,819,296)		3,819,296
Total Investments (Cost $792,576,207) (g)	100.3%	853,307,348
Other Assets, Less Liabilities	(0.3)	(2,187,670)
Net Assets	100.0%	$851,119,678

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of these securities was $18,932, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Illiquid security - As of July 31, 2015, the total market value of these securities was $18,932, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	As of July 31, 2015, cost was $797,608,143 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$75,018,422
Gross unrealized depreciation	(19,319,217)
Net unrealized appreciation	$55,699,205

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(16)	September 2015	$(3,505,000)	$(6,052)
10-Year United States Treasury Note	60	September 2015	7,646,250	4,188
			$4,141,250	$(1,864)

1. As of July 31, 2015, cash in the amount of $78,680 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

The following abbreviations are used in the preceding pages:
CVR	—Contingent Value Right
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$18,503,068	$—	$18,503,068
Corporate Bonds	—	129,512,020	—	129,512,020
Foreign Government Bonds	—	3,218,685	—	3,218,685
Mortgage-Backed Securities	—	6,417,857	—	6,417,857
U.S. Government & Federal Agencies	—	153,638,677	—	153,638,677
Total Long-Term Bonds	—	311,290,307	—	311,290,307
Common Stocks	478,627,585	—	—	478,627,585
Exchange-Traded Funds	59,551,228	—	—	59,551,228
Rights (b)	—	—	18,932	18,932
Short-Term Investments
Repurchase Agreements	—	3,819,296	—	3,819,296
Total Investments in Securities	538,178,813	315,109,603	18,932	853,307,348
Other Financial Instruments
Futures Contracts Long (c)	4,188	—	—	4,188
Total Investments in Securities and Other Financial Instruments	$538,183,001	$315,109,603	$18,932	$853,311,536

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(6,052)	$—	$—	$(6,052)
Total Other Financial Instruments	$(6,052)	$—	$—	$(6,052)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $18,932 are held in the Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, securities with a total value of $1,743,550 transferred from Level 3 to Level 2. The transfer occurred as a result of a change in the observable nature of the inputs. As of October 31, 2014, the fair value for these securities utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases (a)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Long-Term Bonds
Asset-Backed Securities
Other ABS	$1,743,550	$-	$-	$-	$-	$-	$-	$(1,743,550)	$-	$-
Rights
Food & Staples Retailing	-	-	-	-	18,932	-	-	-	18,932	-
Total	$1,743,550	$-	$-	$-	$18,932	$-	$-	$(1,743,550)	$18,932	$-

(a) Purchases include securities received from a corporate action.

MainStay California Tax Free Opportunities Fund
Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 96.0% †
	Airport 5.3%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,166,920
	City of Fresno California Airport, Revenue Bonds Series B 5.00%, due 7/1/20 (a)	1,020,000	1,151,386
	City of Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,718,100
¤	Sacramento County, California Airport System, Revenue Bonds
	Series B, Insured: AGM 5.25%, due 7/1/33 (a)	1,250,000	1,361,375
	Series B, Insured: AGM 5.25%, due 7/1/39 (a)	620,000	672,495
			6,070,276
	Development 4.9%
	California Infrastructure & Economic Development Bank, Independent System Operator Corp. Projet, Revenue Bonds 5.00%, due 2/1/39	1,000,000	1,106,530
	California Statewide Communities Development Authority, John Muir Health, Revenue Bonds 5.00%, due 7/1/29	1,650,000	1,823,745
	California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45	500,000	518,050
	California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,104,770
	Emeryville Redevelopment Agency Successor Agency, Tax Allocation Series A, Insured: AGM 5.00%, due 9/1/33	385,000	437,291
	San Francisco City & County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax Series B 5.00%, due 8/1/28	580,000	638,771
			5,629,157
	Education 2.7%
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/32	1,095,000	1,212,844
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	500,000	584,350
	California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	623,298
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	521,020
	Folsom Cordova Unified School District School Facilities Improvement, Election 2007, Unlimited General Obligation Series B, Insured: GTY (zero coupon), due 10/1/34	250,000	105,842
			3,047,354
	Facilities 3.5%
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	190,000	191,068
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Series H, Insured: AMBAC 5.50%, due 7/1/16	505,000	505,530
	Series H, Insured: AMBAC 5.50%, due 7/1/17	250,000	248,510
	San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,445,000	1,516,571
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 5.00%, due 9/1/28	285,000	284,986
	Insured: NATL-RE 5.00%, due 9/1/36	320,000	319,974
	Territory of Guam, Unlimited General Obligation
	Series A 6.75%, due 11/15/29	500,000	592,085
	Series A 7.00%, due 11/15/39	300,000	352,707
			4,011,431
	General 16.4%
	Anaheim Public Financing Authority, Revenue Bonds Series A 5.00%, due 5/1/33	1,000,000	1,136,380
	Brentwood Infrastructure Financing Authority, Special Assessment
	Series A, Insured: AGM 4.00%, due 9/2/35	400,000	404,224
	Series A, Insured: AGM 5.00%, due 9/2/30	715,000	811,532
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	547,200
	Cathedral City Public Financing Authority, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 8/1/30	1,085,000	535,372
	City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,465,759
	City of San Jose California Special Hotel Tax Convention Center Expansion, Revenue Bonds 6.50%, due 5/1/36	760,000	920,793
	Del Mar California Race Track Authority, Revenue Bonds
	5.00%, due 10/1/30 (b)	1,000,000	1,081,130
	5.00%, due 10/1/38 (b)	500,000	509,250
¤	Guam Government, Business Privilege, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	2,054,296
	Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,136,870
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 7/1/18	815,000	795,774
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/18	165,000	162,723
	Series C, Insured: AMBAC 5.50%, due 7/1/26	1,005,000	942,690
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,149,970
	South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	869,302
	Southern California Public Power Authority, Natural Gas Project, Revenue Bonds Series A 5.00%, due 11/1/33	1,245,000	1,427,841
	Territory of Guam, Section 30, Revenue Bonds Series A 5.75%, due 12/1/34	500,000	555,460
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds Insured: AGM 5.00%, due 10/1/29	1,000,000	1,141,260
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	500,000	563,705
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	470,000	522,189
			18,733,720
	General Obligation 5.6%
	California State, Unlimited General Obligation
	Insured: XLCA 4.50%, due 3/1/36	710,000	722,361
	6.00%, due 4/1/38	305,000	355,682
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGC 5.00%, due 7/1/23	100,000	99,377
	Series C, Insured: AGM 5.25%, due 7/1/26	100,000	99,560
	Series A, Insured: NATL-RE 5.50%, due 7/1/16	370,000	371,240
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	745,000	747,980
	Series A, Insured: AGM 5.50%, due 7/1/27	185,000	186,075
¤	Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation
	Series C 5.25%, due 11/1/31	1,500,000	1,656,180
	Series C 5.75%, due 11/1/34	650,000	782,996
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/21	250,000	247,155
	Puerto Rico Public Buildings Authority, Revenue Bonds Insured: CIFG 5.25%, due 7/1/20	100,000	101,452
	Tahoe Forest, California Hospital District, Unlimited General Obligation 3.50%, due 8/1/38	1,000,000	959,130
	Yuba Community College District, Election 2006, Unlimited General Obligation Series B, Insured: AMBAC (zero coupon), due 8/1/42	100,000	26,081
			6,355,269
	Higher Education 2.9%
	California Educational Facilities Authority, Claremont Mckenna College, Revenue Bonds 5.00%, due 1/1/39	1,630,000	1,791,256
	California Municipal Finance Authority, Touro College & University System, Revenue Bonds Series A 5.25%, due 1/1/40	250,000	267,490
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,014,900
	University of California, Revenue Bonds Series AF 5.00%, due 5/15/27	225,000	264,780
			3,338,426
	Housing 0.9%
	California Municipal Finance Authority, Caritas Affordable Housing, Inc., Revenue Bonds Series A 5.25%, due 8/15/39	1,000,000	1,089,270

	Medical 4.4%
	California Health Facilities Financing Authority, Lucile Packard Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/51	1,500,000	1,637,325
	California Municipal Finance Authority, Community Hospitals Center, Revenue Bonds 5.50%, due 2/1/39	1,000,000	1,120,620
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/46	490,000	527,794
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	500,000	522,690
	City of Whittier, California, Health Facility Presbyterian Inter Community Hospital, Revenue Bonds 6.25%, due 6/1/36	1,000,000	1,191,560
			4,999,989
	Mello-Roos 0.6%
	San Marcos Public Facilities Authority, Special Tax Series A, Insured: AGM 4.00%, due 9/1/38	750,000	748,860

	Nursing Homes 2.2%
	Abag Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	534,455
	California Statewide Communities Development Authority, American Baptist Homes West, Revenue Bonds 5.00%, due 10/1/45	1,300,000	1,372,592
	California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds 5.375%, due 11/15/44	535,000	598,232
			2,505,279
	Power 1.3%
	Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	1,000,000	1,072,670
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series TT, Insured: AGM 4.20%, due 7/1/19	170,000	168,423
	Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	223,139
			1,464,232
	School District 21.2%
	Alum Rock Union Elementary School District, Election of 2008, Unlimited General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	400,000	440,848
	Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	939,790
	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	1,500,000	1,842,495
	Arcadia Unified School District, Election 2006, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/32	1,000,000	1,056,820
	Centinela Valley Union High School District, Election 2008, Unlimited General Obligation Series B 6.00%, due 8/1/36	500,000	613,965
¤	Centinela Valley Union High School District, Election 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/34	2,750,000	815,155
	Series A 5.75%, due 8/1/41	1,000,000	1,205,960
	Coalinga-Huron Joint Unified School District, Election 2010, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/36	2,750,000	1,056,000
	Denair Unified School District, Election 2007, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/33	1,105,000	491,659
	El Monte Union High School District, Election of 2008, Unlimited General Obligation Series A, Insured: GTY 5.50%, due 6/1/34	1,000,000	1,130,120
	Fontana Unified School District, CABS, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,195,286
	Los Angeles Unified School District, Unlimited General Obligation Series D 5.00%, due 1/1/34	1,410,000	1,586,433
	Oakland Unified School District, Alameda County, Election of 2012, Unlimited General Obligation 6.625%, due 8/1/38	500,000	611,425
	Oceanside, California Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/51	1,250,000	149,375
	Oxnard School District, Election 2012, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/1/35	500,000	560,580
	Palm Springs Unified School District, Election 2008, Unlimited General Obligation Series C 5.00%, due 8/1/31	360,000	414,187
	Pittsburg Unified School District, CABS, Election 2010, Unlimited General Obligation Series C (zero coupon), due 8/1/47	3,500,000	615,300
	San Diego Unified School District, Election 1998, Unlimited General Obligation Series E-2, Insured: AGM 5.50%, due 7/1/27	150,000	193,439
	San Jacinto Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/31	855,000	975,965
	San Mateo Foster City School District, Election, Unlimited General Obligation (zero coupon), due 8/1/42	2,000,000	1,471,180
	San Ysidro School District, Unlimited General Obligation
	Series F, Insured: AGM (zero coupon), due 8/1/47	2,500,000	321,325
	Insured: AGM (zero coupon), due 8/1/47	3,000,000	575,460
¤	Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/36	1,000,000	925,500
	Series B 5.00%, due 8/1/38	1,000,000	1,125,410
	Stockton Unified School District, Unlimited General Obligation
	Insured: AGM 5.00%, due 7/1/28	500,000	560,540
	Insured: AGM 5.00%, due 1/1/29	200,000	223,356
	Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,499,868
	Twin Rivers Unified School District, Unlimited General Obligation Series A, Insured: BAM (zero coupon), due 2/1/39	3,500,000	995,610
	Westminster School District, CABS, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	673,500
			24,266,551
	Tobacco Settlement 5.5%
¤	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	5.125%, due 6/1/38	550,000	452,419
	Series A 5.125%, due 6/1/38	1,290,000	1,076,995
	5.25%, due 6/1/46	1,000,000	738,090
	5.60%, due 6/1/36	500,000	459,275
	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds Series A 3.25%, due 6/1/34	500,000	446,290
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds Series A-1 5.375%, due 6/1/38	820,000	676,623
¤	Tobacco Securitization Authority Southern California, Asset-Backed, Revenue Bonds
	Series A-1 5.00%, due 6/1/37	1,300,000	1,093,430
	Series A-1 5.125%, due 6/1/46	1,625,000	1,332,614
			6,275,736
	Transportation 10.3%
	Alameda Corridor Transportation Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,159,570
¤	Bay Area Toll Authority, Revenue Bonds
	Series F-1 5.00%, due 4/1/34	1,000,000	1,145,600
	Series F-1 5.125%, due 4/1/39	850,000	977,576
¤	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Insured: AGM (zero coupon), due 1/15/35	5,000,000	2,133,800
	Series C 6.50%, due 1/15/43	500,000	592,070
	Port of Los Angeles, Harbor Department, Revenue Bonds Series A 5.00%, due 8/1/36 (a)	1,000,000	1,119,870
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series M, Insured: GTY 4.125%, due 7/1/19	120,000	113,920
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	598,163
	Insured: AMBAC 5.50%, due 7/1/26	130,000	119,893
	San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,683,255
¤	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A 5.00%, due 1/15/44	1,000,000	1,060,280
	Series B 5.25%, due 1/15/44	1,000,000	1,079,600
			11,783,597
	Utilities 2.1%
	Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,100,000	1,228,843
	Turlock Irrigation District, Revenue Bonds 5.50%, due 1/1/41	1,000,000	1,143,280
			2,372,123
	Water 6.2%
	Anaheim Public Financing Authority, Revenue Bonds Insured: NATL-RE 4.75%, due 2/1/39	500,000	524,110
	Bay Area Water Supply & Conservation Agency, Revenue Bonds Series A 5.00%, due 10/1/30	1,000,000	1,156,780
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (b)	1,270,000	1,309,383
	City of Riverside, California, Sewer Revenue Bonds Series A 5.00%, due 8/1/40	500,000	557,905
	El Centro Financing Authority, Waste Water, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	500,000	565,895
	Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,098,730
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: GTY 5.00%, due 7/1/28	100,000	98,723
	Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,201,690
	Stockton Public Financing Authority, Water Systems Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 4.75%, due 10/1/35	25,000	25,146
	Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	585,470
			7,123,832
	Total Municipal Bonds (Cost $106,555,863)		109,815,102

		Shares
	Closed-End Funds 1.1%
	California 1.1%
	BlackRock MuniYield California Insured Fund, Inc.	16,228	238,714
	Nuveen California AMT-Free Municipal Income Fund	70,693	1,034,239
	Total Closed-End Funds (Cost $1,292,106)		1,272,953
	Total Investments (Cost $107,847,969) (c)	97.1%	111,088,055
	Other Assets, Less Liabilities	2.9	3,286,017
	Net Assets	100.0%	$114,374,072

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of July 31, 2015, cost was $107,847,969 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$3,765,741
Gross unrealized depreciation	(525,655)
Net unrealized appreciation	$3,240,086

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(100)	September 2015	$(12,743,750)	$(4,782)
United States Long Bond	(50)	September 2015	(7,796,875)	(226,672)
			$(20,540,625)	$(231,454)

1. As of July 31, 2015, cash in the amount of $335,500 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

The following abbreviations are used in the preceding pages:
AGC/GTY	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$109,815,102	$—	$109,815,102
Closed-End Funds	1,272,953	—	—	1,272,953
Total Investments in Securities	$1,272,953	$109,815,102	$—	$111,088,055

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(231,454)	$—	$—	$(231,454)
Total Other Financial Instruments	$(231,454)	$—	$—	$(231,454)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments July 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.2% †
Equity Funds 40.0%
MainStay Cushing MLP Premier Fund Class I	142,506	$2,771,734
MainStay Cushing Renaissance Advantage Fund Class I (a)	466,515	9,824,816
MainStay Emerging Markets Opportunities Fund Class I (a)	1,408,634	12,832,656
MainStay Epoch Global Choice Fund Class I (a)	692,988	13,922,131
MainStay Epoch U.S. All Cap Fund Class I	141,315	4,184,351
MainStay ICAP Equity Fund Class I	210,940	11,108,117
MainStay ICAP International Fund Class I	465,295	16,401,661
MainStay International Equity Fund Class I	379,338	5,295,554
MainStay International Opportunities Fund Class I	1,536,668	13,783,909
MainStay Large Cap Growth Fund Class I	875,865	9,993,616
MainStay MAP Fund Class I	500,672	22,855,676
MainStay Marketfield Fund Class I (b)	310,135	4,766,775
MainStay S&P 500 Index Fund Class I	205,100	10,082,708
MainStay U.S. Equity Opportunities Fund Class I	2,645,821	23,627,177
MainStay U.S. Small Cap Fund Class I (a)	804,299	22,407,779
Total Equity Funds (Cost $157,135,049)		183,858,660
Fixed Income Funds 58.2%
MainStay Floating Rate Fund Class I	2,790,776	26,093,753
MainStay High Yield Corporate Bond Fund Class I	2,466,993	14,111,203
MainStay Indexed Bond Fund Class I (a)	7,335,287	80,761,515
MainStay Short Duration High Yield Fund Class I (a)	1,890,243	18,751,207
MainStay Total Return Bond Fund Class I (a)	10,330,776	108,886,384
MainStay Unconstrained Bond Fund Class I	2,053,103	18,395,807
Total Fixed Income Funds (Cost $268,634,496)		266,999,869
Total Affiliated Investment Companies (Cost $425,769,545)		450,858,529

	Principal Amount
Short-Term Investment 1.9%
Repurchase Agreement 1.9%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $8,752,406 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $9,290,000 and a Market Value of $8,928,833)	$8,752,406	8,752,406
Total Short-Term Investment (Cost $8,752,406)		8,752,406
Total Investments (Cost $434,521,951) (c)	100.1%	459,610,935
Other Assets, Less Liabilities	(0.1)	(271,806)
Net Assets	100.0%	$459,339,129

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2015, cost was $436,670,163 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$30,379,991
Gross unrealized depreciation	(7,439,219)
Net unrealized appreciation	$22,940,772

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$183,858,660	$—	$—	$183,858,660
Fixed Income Funds	266,999,869	—	—	266,999,869
Short-Term Investment
Repurchase Agreement	—	8,752,406	—	8,752,406
Total Investments in Securities	$450,858,529	$8,752,406	$—	$459,610,935

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cornerstone Growth Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.6% †
	Aerospace & Defense 4.9%
	Precision Castparts Corp.	143,884	$28,045,869
	Textron, Inc.	662,753	28,962,306
			57,008,175
	Banks 2.2%
	First Republic Bank	404,602	25,809,562

	Beverages 6.4%
¤	Coca-Cola Co. (The)	1,314,231	53,988,610
	Diageo PLC, Sponsored ADR	186,103	20,901,228
			74,889,838
	Biotechnology 8.4%
	Alexion Pharmaceuticals, Inc. (a)	144,909	28,610,833
¤	Gilead Sciences, Inc.	264,897	31,220,760
	Puma Biotechnology, Inc. (a)	152,605	13,826,013
	Vertex Pharmaceuticals, Inc. (a)	179,548	24,238,980
			97,896,586
	Capital Markets 4.4%
	Affiliated Managers Group, Inc. (a)	59,695	12,410,591
	Ameriprise Financial, Inc.	194,381	24,427,860
	Charles Schwab Corp. (The)	413,155	14,410,846
			51,249,297
	Chemicals 2.1%
	Ecolab, Inc.	207,269	24,003,823

	Communications Equipment 1.2%
	Arista Networks, Inc. (a)	58,991	4,982,970
	Palo Alto Networks, Inc. (a)	50,097	9,309,525
			14,292,495
	Health Care Providers & Services 3.0%
	Cigna Corp.	77,575	11,175,454
	Envision Healthcare Holdings, Inc. (a)	349,107	15,639,994
	Humana, Inc.	46,779	8,517,988
			35,333,436
	Health Care Technology 1.1%
	HMS Holdings Corp. (a)	1,085,931	12,509,925

	Hotels, Restaurants & Leisure 1.9%
	Royal Caribbean Cruises, Ltd.	242,453	21,784,402

	Household Durables 2.7%
¤	PulteGroup, Inc.	1,540,334	31,915,721

	Internet & Catalog Retail 5.1%
¤	Amazon.com, Inc. (a)	111,065	59,547,500

	Internet Software & Services 19.7%
	CoStar Group, Inc. (a)	118,444	23,841,593
¤	Facebook, Inc. Class A (a)	587,815	55,260,488
¤	Google, Inc. Class A (a)	104,082	68,433,915
	MercadoLibre, Inc.	148,480	19,404,851
	Pandora Media, Inc. (a)	773,036	13,543,591
¤	Rackspace Hosting, Inc. (a)	881,219	29,987,882
	Yelp, Inc. (a)	707,135	18,668,364
			229,140,684
	IT Services 2.2%
	Visa, Inc. Class A	342,844	25,829,867

	Media 6.7%
	CBS Corp. Class B	271,262	14,504,379
¤	Walt Disney Co. (The)	531,005	63,720,600
			78,224,979
	Multiline Retail 1.7%
	Dollar General Corp.	247,657	19,904,193

	Oil, Gas & Consumable Fuels 3.9%
	Anadarko Petroleum Corp.	383,489	28,512,407
	EOG Resources, Inc.	221,913	17,129,465
			45,641,872
	Personal Products 1.5%
	Estee Lauder Cos., Inc. (The) Class A	200,165	17,836,703

	Pharmaceuticals 1.0%
	Perrigo Co. PLC	58,472	11,238,318

	Road & Rail 2.1%
	J.B. Hunt Transport Services, Inc.	283,527	23,850,291

	Software 3.8%
	FireEye, Inc. (a)	379,837	16,898,948
	Salesforce.com, Inc. (a)	370,286	27,141,964
			44,040,912
	Specialty Retail 5.4%
¤	Home Depot, Inc. (The)	482,589	56,477,391
	Ross Stores, Inc.	115,864	6,159,330
			62,636,721
	Technology Hardware, Storage & Peripherals 4.9%
¤	Apple, Inc.	465,270	56,437,251

	Textiles, Apparel & Luxury Goods 2.5%
	NIKE, Inc. Class B	251,544	28,982,900

	Trading Companies & Distributors 0.8%
	Fastenal Co.	231,924	9,708,339
	Total Common Stocks (Cost $998,682,134)		1,159,713,790

		Principal Amount
	Short-Term Investment 0.5%
	Repurchase Agreement 0.5%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $6,340,151 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $6,780,000 and a Market Value of $6,471,713)	$6,340,151	6,340,151
	Total Short-Term Investment (Cost $6,340,151)		6,340,151
	Total Investments (Cost $1,005,022,285) (b)	100.1%	1,166,053,941
	Other Assets, Less Liabilities	(0.1)	(1,707,072)
	Net Assets	100.0%	$1,164,346,869

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2015, cost was $1,005,496,108 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$211,209,802
Gross unrealized depreciation	(50,651,969)
Net unrealized appreciation	$160,557,833

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,159,713,790	$—	$—	$1,159,713,790
Short-Term Investment
Repurchase Agreement	—	6,340,151	—	6,340,151
Total Investments in Securities	$1,159,713,790	$6,340,151	$—	$1,166,053,941

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Emerging Markets Opportunities Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 91.7% †
	Brazil 4.0%
	Ambev S.A. (Beverages)	50,100	$284,743
	Banco Bradesco S.A. (Banks)	34,040	274,988
	Banco do Brasil S.A. (Banks)	64,800	417,308
	BM&FBovespa S.A. (Diversified Financial Services)	52,700	160,688
	BR Malls Participacoes S.A. (Real Estate Management & Development)	35,300	132,480
	Cia de Saneamento de Minas Gerais-COPASA (Water Utilities)	4,400	15,344
	Cia Energetica de Minas Gerais (Electric Utilities)	13,600	39,164
	Cielo S.A. (IT Services)	82,000	1,047,288
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, Restaurants & Leisure)	42,800	233,753
	Even Construtora e Incorporadora S.A. (Household Durables)	66,200	56,457
	JBS S.A. (Food Products)	144,700	651,244
	Lojas Renner S.A. (Multiline Retail)	9,300	295,763
	Magazine Luiza S.A. (Multiline Retail)	74,100	77,910
	MRV Engenharia e Participacoes S.A. (Household Durables)	37,600	84,557
	Multiplus S.A. (Media)	31,000	373,472
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels) (a)	173,500	586,787
	Porto Seguro S.A. (Insurance)	20,600	234,220
	Raia Drogasil S.A. (Food & Staples Retailing)	34,100	433,327
	Sao Martinho S.A. (Food Products)	21,200	209,279
	Ser Educacional S.A. (Diversified Consumer Services)	60,330	190,296
	Smiles S.A. (Media)	34,100	550,847
	Sul America S.A. (Insurance)	49,000	247,293
	Transmissora Alianca de Energia Eletrica S.A. (Electric Utilities)	67,400	412,398
	Via Varejo S.A. (Specialty Retail)	120,500	304,422
			7,314,028
	Chile 1.3%
	AES Gener S.A. (Independent Power & Renewable Electricity Producers)	190,245	102,146
	Banco de Credito e Inversiones (Banks)	10,850	476,051
	Corpbanca S.A. (Banks)	61,118,169	616,440
	Empresas CMPC S.A. (Paper & Forest Products)	68,561	179,569
	Enersis S.A. (Electric Utilities)	2,849,902	858,056
	Vina Concha y Toro S.A. (Beverages)	20,867	32,653
			2,264,915
	China 20.9%
	361 Degrees International, Ltd. (Textiles, Apparel & Luxury Goods)	423,000	147,870
	Agricultural Bank of China, Ltd. Class H (Banks)	2,162,000	976,097
	Air China, Ltd. Class H (Airlines)	1,082,000	1,084,470
	APT Satellite Holdings, Ltd. (Diversified Telecommunication Services)	68,250	63,652
	Asia Cement China Holdings Corp. (Construction Materials)	100,500	40,966
	AVIC International Holdings, Ltd. Class H (Electronic Equipment, Instruments & Components)	134,000	106,304
	Bank of China, Ltd. Class H (Banks)	2,637,000	1,438,865
	Bank of Communications Co., Ltd. Class H (Banks)	928,000	816,398
	Baoye Group Co., Ltd. Class H (Construction & Engineering)	30,000	18,885
	Beijing Capital International Airport Co., Ltd. Class H (Transportation Infrastructure)	98,000	101,005
	Biostime International Holdings, Ltd. (Food Products) (b)	204,500	383,027
	Boer Power Holdings, Ltd. (Electrical Equipment)	249,000	470,872
	BYD Co., Ltd., Sponsored ADR (Automobiles) (a)	900	7,902
	BYD Electronic International Co., Ltd. (Communications Equipment) (a)	237,000	197,187
	Cabbeen Fashion, Ltd. (Textiles, Apparel & Luxury Goods)	5,000	4,179
	CECEP COSTIN New Materials Group, Ltd. (Textiles, Apparel & Luxury Goods)	85,000	48,024
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	373,000	479,223
	China Construction Bank Corp. Class H (Banks)	759,000	618,769
	China Everbright Bank Co., Ltd. Class H (Banks)	1,132,000	627,891
	China Everbright, Ltd. (Capital Markets)	376,000	913,773
	China Galaxy Securities Co., Ltd. Class H (Capital Markets)	105,000	94,675
	China Hongqiao Group, Ltd. (Metals & Mining) (b)	563,500	417,230
	China Lesso Group Holdings, Ltd. (Building Products)	497,000	394,918
	China Life Insurance Co., Ltd. Class H (Insurance)	303,000	1,113,927
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	318,000	342,518
	China Merchants Bank Co., Ltd. Class H (Banks)	420,500	1,087,551
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	255,000	3,332,108
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	362,000	274,104
	China Power International Development, Ltd. (Independent Power & Renewable Electricity Producers)	1,685,000	1,193,278
	China Southern Airlines Co., Ltd. Class H (Airlines)	1,120,000	1,110,999
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	1,472,000	824,075
	Chongqing Changan Automobile Co., Ltd. Class B (Automobiles)	362,700	771,971
	CITIC Securities Co., Ltd. Class H (Capital Markets)	216,500	594,849
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	576,000	712,542
	CNOOC, Ltd., Sponsored ADR (Oil, Gas & Consumable Fuels)	500	61,325
	Datang International Power Generation Co., Ltd. Class H (Independent Power & Renewable Electricity Producers)	854,000	369,039
	Dongyue Group, Ltd. (Chemicals)	522,000	144,770
	Fufeng Group, Ltd. (Chemicals) (b)	252,000	152,130
	Great Wall Motor Co., Ltd. Class H (Automobiles) (c)	156,500	518,820
	Guangdong Investment, Ltd. (Water Utilities)	424,000	573,187
	Haitong Securities Co., Ltd. Class H (Capital Markets)	131,200	238,629
	Huadian Power International Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	804,000	815,170
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	990,000	1,211,911
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	1,982,000	1,365,257
	Jiangnan Group, Ltd. (Electrical Equipment)	1,526,000	395,658
	Maoye International Holdings, Ltd. (Multiline Retail) (b)	661,000	98,055
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering)	1,079,700	362,114
	New China Life Insurance Co., Ltd. Class H (Insurance)	181,200	777,176
¤	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	1,674,000	1,656,228
	PICC Property & Casualty Co., Ltd. Class H (Insurance)	62,000	128,282
	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	182,000	1,045,896
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products)	408,000	199,466
	Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H (Pharmaceuticals)	98,000	188,610
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	294,000	866,569
	Shanghai Pharmaceuticals Holding Co., Ltd. Class H (Health Care Providers & Services)	90,700	214,573
	Shenzhen Expressway Co., Ltd. Class H (Transportation Infrastructure)	256,000	188,558
¤	Tencent Holdings, Ltd. (Internet Software & Services)	165,700	3,086,449
	Tianjin Port Development Holdings, Ltd. (Transportation Infrastructure)	430,000	88,193
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	387,000	202,179
	Welling Holding, Ltd. (Household Durables)	168,000	33,590
	Xiamen International Port Co., Ltd. Class H (Transportation Infrastructure)	440,000	135,083
	Xinhua Winshare Publishing and Media Co., Ltd. Class H (Distributors)	216,000	193,367
	Xinjiang Goldwind Science & Technology Co., Ltd. Class H (Electrical Equipment)	251,200	480,865
	Yuexiu Transport Infrastructure, Ltd. (Transportation Infrastructure)	44,000	29,003
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	706,000	820,538
	Zijin Mining Group Co., Ltd. Class H (Metals & Mining)	1,626,000	434,171
			37,884,965
	Colombia 0.1%
	Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	243,590	136,174

	Czech Republic 0.6%
	CEZ A.S. (Electric Utilities)	48,123	1,164,670

	Egypt 1.0%
	Commercial International Bank Egypt S.A.E. (Banks)	191,448	1,369,223
	Orascom Telecom Media and Technology Holding S.A.E (Wireless Telecommunication Services) (a)	625,972	68,753
	Telecom Egypt Co. (Diversified Telecommunication Services)	270,299	273,749
			1,711,725
	Hong Kong 2.0%
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	1,204,000	1,254,895
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	617,000	503,004
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	8,000	7,791
	EVA Precision Industrial Holdings, Ltd. (Machinery)	542,000	156,609
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment) (a)	1,118,000	226,418
	Golden Meditech Holdings, Ltd. (Health Care Equipment & Supplies)	816,000	103,154
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	154,000	67,740
	Lee & Man Paper Manufacturing, Ltd. (Paper & Forest Products)	659,000	403,783
	Real Nutriceutical Group, Ltd. (Personal Products)	1,344,000	325,932
	Skyworth Digital Holdings, Ltd. (Household Durables)	688,000	528,937
	TCC International Holdings, Ltd. (Construction Materials)	372,000	95,492
			3,673,755
	Hungary 1.0%
	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	16,438	867,335
	OTP Bank PLC (Banks)	31,382	644,499
	Richter Gedeon Nyrt (Pharmaceuticals)	18,588	298,752
			1,810,586
	India 8.9%
	Aban Offshore, Ltd. (Energy Equipment & Services)	11,833	54,959
	Ajanta Pharma, Ltd. (Pharmaceuticals)	5,572	136,436
	Amtek Auto, Ltd. (Auto Components)	231,874	609,717
	Andhra Bank (Banks)	411,855	475,972
	Apollo Tyres, Ltd. (Auto Components) (a)	143,536	453,432
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	114,520	1,351,971
	Bajaj Corp., Ltd. (Personal Products)	19,571	139,263
	Bharat Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	63,238	920,192
	Cadila Healthcare, Ltd. (Pharmaceuticals)	7,099	209,533
	Ceat, Ltd. (Auto Components)	22,248	318,184
	Cox & Kings, Ltd. (Hotels, Restaurants & Leisure)	26,562	121,007
	eClerx Services, Ltd. (IT Services)	1,041	24,086
	Great Eastern Shipping Co., Ltd. (The) (Oil, Gas & Consumable Fuels)	13,919	75,437
	Gujarat State Fertilizers & Chemicals, Ltd. (Chemicals) (a)	195,361	223,032
	HCL Technologies, Ltd. (IT Services)	1,502	23,472
	Hexaware Technologies, Ltd. (IT Services)	78,057	349,148
	Hindalco Industries, Ltd. (Metals & Mining)	291,361	477,587
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	15,041	313,637
	Indian Bank (Banks)	73,843	152,596
¤	Infosys, Ltd. (IT Services)	90,175	1,516,788
	Jammu & Kashmir Bank, Ltd. (The) (Banks) (a)	80,827	132,236
	JM Financial, Ltd. (Capital Markets)	34,018	27,642
	Karnataka Bank, Ltd. (The) (Banks)	247,791	542,010
	Manappuram Finance, Ltd. (Consumer Finance)	435,605	185,470
	Marico, Ltd. (Personal Products)	36,170	247,167
	Mphasis, Ltd. (IT Services) (a)	4,495	29,535
	Muthoot Finance, Ltd. (Consumer Finance)	11,986	37,219
	Natco Pharma, Ltd. (Pharmaceuticals)	16,068	580,639
	NCC, Ltd. (Construction & Engineering) (a)	41,410	53,023
	Oracle Financial Services Software, Ltd. (Software)	672	42,321
	Oriental Bank of Commerce (Banks)	173,031	460,385
	PC Jeweller, Ltd. (Specialty Retail)	29,915	214,618
	Power Finance Corp., Ltd. (Diversified Financial Services)	151,422	581,310
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	145,457	615,124
	Sintex Industries, Ltd. (Building Products) (a)	359,893	650,823
	SRF, Ltd. (Textiles, Apparel & Luxury Goods)	27,506	591,940
	Tata Motors, Ltd. (Automobiles) (a)	144,123	863,144
	Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	15,523	347,885
	Vardhman Textiles, Ltd. (Textiles, Apparel & Luxury Goods)	6,157	76,725
	Welspun India, Ltd. (Textiles, Apparel & Luxury Goods)	6,377	89,148
	Wipro, Ltd. (IT Services)	135,995	1,211,094
	Wockhardt, Ltd. (Pharmaceuticals)	25,952	635,866
			16,161,773
	Indonesia 2.3%
	Astra Agro Lestari Tbk PT (Food Products)	14,300	21,221
	Bank Negara Indonesia Persero Tbk PT (Banks)	3,216,800	1,131,914
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	1,564,700	1,156,681
	Global Mediacom Tbk PT (Media)	1,372,200	126,290
	Indofood Sukses Makmur Tbk PT (Food Products)	71,100	32,061
	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	3,682,000	800,228
	United Tractors Tbk PT (Machinery)	616,600	920,741
			4,189,136
	Malaysia 1.2%
	AMMB Holdings BHD (Banks)	205,300	300,073
	Berjaya Auto BHD (Specialty Retail)	536,120	364,469
	Coastal Contracts BHD (Machinery)	35,200	22,733
	Hong Leong Financial Group BHD (Banks)	13,900	57,643
	IOI Properties Group BHD (Real Estate Management & Development)	204,200	101,980
	Malayan Banking BHD (Banks)	142,100	341,828
	Malaysia Building Society BHD (Thrifts & Mortgage Finance)	453,100	213,251
	Press Metal BHD (Metals & Mining)	340,300	218,888
	Puncak Niaga Holdings BHD (Water Utilities) (a)	40,500	28,486
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	582,000	104,241
	TDM BHD (Food Products)	45,000	7,707
	Top Glove Corp. BHD (Health Care Equipment & Supplies)	123,800	246,661
	UEM Edgenta BHD (Construction & Engineering)	70,900	63,957
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	167,300	98,862
			2,170,779
	Mexico 5.0%
	Alpek S.A.B. de C.V. (Chemicals)	72,200	99,612
¤	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	2,283,704	2,220,986
	Arca Continental S.A.B. de C.V. (Beverages)	106,500	639,628
	Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A (Airlines) (a)	124,100	170,293
	Credito Real S.A.B. de C.V. (Consumer Finance)	8,559	19,474
	Empresas ICA S.A.B. de C.V. (Construction & Engineering) (a)(b)	347,700	219,679
	Fibra Uno Administracion S.A. de C.V. (Real Estate Investment Trusts)	210,500	505,723
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	16,000	145,179
	Gruma S.A.B. de C.V. Class B (Food Products)	81,600	1,067,574
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure)	41,105	614,515
	Grupo Bimbo S.A.B. de C.V. Series A (Food Products) (a)	236,100	632,726
	Grupo Financiero Santander Mexico S.A.B de C.V. Class B (Banks)	246,800	440,526
	Grupo Mexico S.A.B. de C.V. Series B (Metals & Mining)	104,000	284,068
	Grupo Televisa S.A.B. (Media)	44,300	308,595
	Industrias Bachoco S.A.B. de C.V. Series B (Food Products)	66,900	319,708
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	434,321	711,087
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	255,200	618,657
			9,018,030
	Peru 0.0%‡
	Ferreycorp SAA (Trading Companies & Distributors)	96,855	41,647

	Philippines 0.3%
	Cebu Air, Inc. (Airlines)	78,920	160,480
	DMCI Holdings, Inc. (Industrial Conglomerates)	213,550	55,565
	First Philippine Holdings Corp. (Electric Utilities)	13,160	23,825
	Globe Telecom, Inc. (Wireless Telecommunication Services)	4,390	247,648
			487,518
	Poland 2.1%
	Asseco Poland S.A. (Software)	31,636	483,669
	CD Projekt Red S.A. (Software) (a)	25,565	179,601
	Ciech S.A. (Chemicals) (a)	2,855	53,360
	Cyfrowy Polsat S.A. (Media) (a)	23,584	144,426
	Enea S.A. (Electric Utilities)	90,019	351,762
	Energa S.A. (Electric Utilities)	4,579	24,727
	Grupa Azoty S.A. (Chemicals) (a)	1,645	37,025
	KGHM Polska Miedz S.A. (Metals & Mining)	6,912	174,078
	PGE Polska Grupa Energetyczna S.A. (Electric Utilities)	18,990	89,208
	Polski Koncern Naftowy Orlen S.A. (Oil, Gas & Consumable Fuels)	19,766	398,978
	Polskie Gornictwo Naftowe i Gazownictwo S.A. (Oil, Gas & Consumable Fuels)	522,885	871,914
	Powszechny Zaklad Ubezpieczen S.A. (Insurance)	4,860	556,012
	Tauron Polska Energia S.A. (Electric Utilities) (b)	512,605	515,037
			3,879,797
	Republic of Korea 14.3%
	AK Holdings, Inc. (Chemicals)	7,802	615,412
	Amorepacific Corp. (Personal Products)	2,574	904,084
	Asiana Airlines, Inc. (Airlines) (a)	80,109	407,340
	BGF Retail Co., Ltd. (Food & Staples Retailing)	3,659	622,263
	Celltrion, Inc. (Pharmaceuticals) (a)	706	47,000
	CJ CheilJedang Corp. (Food Products)	3,286	1,154,165
	Crown Confectionery Co., Ltd. (Food Products)	1,014	696,711
	Daewoo Securities Co., Ltd. (Capital Markets)	62,173	770,421
	DGB Financial Group, Inc. (Banks)	29,728	284,539
	Dongwon F&B Co., Ltd. (Food Products)	486	191,260
	Golfzonyuwonholdings Co., Ltd. (Distributors)	18,417	181,786
	GS Holdings, Corp. (Oil, Gas & Consumable Fuels)	2,849	110,537
	Hanwha Corp. (Chemicals)	29,428	1,194,573
	Harim Holdings Co., Ltd. (Industrial Conglomerates) (a)	96,330	419,023
	Hyosung Corp. (Chemicals)	9,995	1,217,184
	Hyundai Securities Co., Ltd. (Capital Markets)	16,011	117,399
	Hyundai Steel Co. (Metals & Mining)	11,220	559,969
	Industrial Bank of Korea (Banks)	77,954	922,670
	KH Vatec Co., Ltd. (Electronic Equipment, Instruments & Components) (b)	17,224	228,152
	Korea Electric Power Corp. (Electric Utilities)	21,492	934,874
	Korea Electric Terminal Co., Ltd. (Electrical Equipment)	2,888	251,742
	Korea Petro Chemical Ind Co., Ltd. (Chemicals)	3,481	535,470
	Kwang Dong Pharmaceutical Co., Ltd. (Pharmaceuticals)	20,836	258,191
	LF Corp. (Textiles, Apparel & Luxury Goods)	11,790	352,647
	LG Chem, Ltd. (Chemicals)	1,782	380,720
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components)	13,597	256,799
	LG Household & Health Care, Ltd. (Household Products)	1,946	1,425,221
	LG International Corp. (Trading Companies & Distributors)	7,597	186,979
	Lotte Chemical Corp. (Chemicals)	5,268	1,172,768
	LOTTE Himart Co., Ltd. (Specialty Retail)	5,404	296,489
	Lotte Shopping Co., Ltd. (Multiline Retail)	848	182,623
	LS Corp. (Electrical Equipment)	5,489	183,881
	Medy-Tox, Inc. (Biotechnology)	258	117,364
	Meritz Securities Co., Ltd. (Capital Markets)	28,387	141,917
	Mirae Asset Securities Co., Ltd. (Capital Markets)	6,973	261,901
	Neowiz Games Corp. (Software) (a)	8,929	164,440
	NH Investment & Securities Co., Ltd. (Capital Markets)	99,354	921,242
	OCI Materials Co., Ltd. (Chemicals)	4,910	557,654
	POSCO (Metals & Mining)	1,083	181,865
	S&T Motiv Co., Ltd. (Auto Components)	6,917	375,953
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	12,365	662,552
	SBS Media Holdings Co., Ltd. (Media)	17,662	55,243
	SeAH Steel Corp. (Metals & Mining)	378	22,160
	Silicon Works Co., Ltd. (Semiconductors & Semiconductor Equipment)	10,227	296,720
	SK C&C Co., Ltd. (IT Services)	5,646	1,476,457
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	27,302	865,619
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	10,048	854,400
	SL Corp. (Auto Components)	23,203	305,368
	Soulbrain Co., Ltd. (Chemicals)	11,992	435,039
	Ssangyong Cement Industrial Co., Ltd. (Construction Materials) (a)	6,349	108,787
	Sungwoo Hitech Co., Ltd. (Auto Components)	50,642	389,937
	Webzen, Inc. (Software) (a)(b)	19,889	549,002
			25,806,512
	Russia 1.1%
	Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	108,526	504,646
	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	21,336	329,855
	Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	23,200	190,240
	Severstal PAO, GDR (Metals & Mining)	53,778	606,616
	Surgutneftegas OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	1,276	7,209
	Tatneft OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	10,894	320,610
	Uralkali PJSC, Sponsored GDR (Chemicals)	6,927	91,852
			2,051,028
	South Africa 7.3%
	AngloGold Ashanti, Ltd. (Metals & Mining) (a)	37,037	222,979
	Astral Foods, Ltd. (Food Products)	38,583	509,041
	Barclays Africa Group, Ltd. (Banks)	68,030	1,001,285
	Barloworld, Ltd. (Trading Companies & Distributors)	64,107	456,088
	Brait S.E. (Capital Markets) (a)	34,679	419,539
	Capitec Bank Holdings, Ltd. (Banks)	19,385	713,691
	Cashbuild, Ltd. (Specialty Retail)	2,268	54,144
	DataTec, Ltd. (Electronic Equipment, Instruments & Components)	17,164	92,480
	FirstRand, Ltd. (Diversified Financial Services)	325,638	1,409,097
	Investec, Ltd. (Capital Markets)	96,621	876,446
	Lewis Group, Ltd. (Specialty Retail) (b)	69,774	317,424
	Liberty Holdings, Ltd. (Insurance)	62,006	697,002
	MMI Holdings, Ltd. (Insurance)	305,537	711,295
	Mondi, Ltd. (Paper & Forest Products)	25,166	602,341
	MTN Group, Ltd. (Wireless Telecommunication Services)	18,541	309,255
¤	Naspers, Ltd. Class N (Media)	18,398	2,574,215
	Nedbank Group, Ltd. (Banks)	37,961	757,555
	Netcare, Ltd. (Health Care Providers & Services)	22,783	72,742
	Sappi, Ltd. (Paper & Forest Products) (a)	10,067	33,057
	Sibanye Gold, Ltd. (Metals & Mining)	345,553	454,810
	SPAR Group, Ltd. (The) (Food & Staples Retailing)	46,808	732,151
	Super Group, Ltd. (Specialty Retail) (a)	43,143	121,071
	Tsogo Sun Holdings, Ltd. (Hotels, Restaurants & Leisure)	79,545	150,284
			13,287,992
	Taiwan 12.5%
	AmTRAN Technology Co., Ltd. (Household Durables)	50,000	27,556
	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	1,677,000	536,487
	China Airlines, Ltd. (Airlines) (a)	1,796,000	799,259
	China Development Financial Holding Corp. (Banks)	1,971,000	649,269
	China Motor Corp. (Automobiles)	127,000	92,319
	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	1,339,000	903,369
	Compeq Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	331,000	218,070
	Coretronic Corp. (Electronic Equipment, Instruments & Components)	140,250	111,057
¤	CTBC Financial Holding Co., Ltd. (Banks) (a)	2,079,768	1,508,534
	Elite Material Co., Ltd. (Electronic Equipment, Instruments & Components)	217,000	446,764
	Elitegroup Computer Systems Co., Ltd. (Technology Hardware, Storage & Peripherals)	239,766	159,482
	FLEXium Interconnect, Inc. (Electronic Equipment, Instruments & Components)	143,000	477,852
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	285,000	519,963
	Grand Pacific Petrochemical (Chemicals)	439,000	219,698
	Great Wall Enterprise Co., Ltd. (Food Products)	2,000	1,337
	Highwealth Construction Corp. (Real Estate Management & Development)	163,000	335,587
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	430,960	1,238,081
	Hu Lane Associate, Inc. (Auto Components) (a)	59,000	224,253
	Innolux Corp. (Electronic Equipment, Instruments & Components)	1,180,000	411,130
	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,347,000	765,838
	King's Town Bank Co., Ltd. (Banks)	97,000	81,111
	Long Chen Paper Co., Ltd. (Paper & Forest Products)	146,000	54,568
¤	Mega Financial Holding Co., Ltd. (Banks)	1,735,000	1,483,775
	Micro-Star International Co., Ltd. (Technology Hardware, Storage & Peripherals)	72,000	66,136
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	470,000	1,321,952
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	924,000	1,311,157
	Primax Electronics, Ltd. (Technology Hardware, Storage & Peripherals)	65,000	71,544
	Rechi Precision Co., Ltd. (Machinery)	148,670	109,955
	Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods) (a)	343,000	717,039
	Shin Zu Shing Co., Ltd. (Machinery)	52,000	135,882
	Siliconware Precision Industries Co., Ltd. (Semiconductors & Semiconductor Equipment)	881,000	997,601
	Ta Chen Stainless Pipe Co., Ltd. (Metals & Mining) (a)	84,000	42,836
	Ta Chong Bank, Ltd. (Banks) (a)	230,000	93,249
	Taishin Financial Holding Co., Ltd. (Banks)	608,523	240,930
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	891,000	3,936,921
	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	176,000	62,715
	Voltronic Power Technology Corp. (Electrical Equipment)	10,000	121,629
	Wah Lee Industrial Corp. (Electronic Equipment, Instruments & Components)	9,000	12,543
	Wan Hai Lines, Ltd. (Marine)	1,282,000	1,074,035
	Wisdom Marine Lines Co., Ltd. (Marine) (a)	130,000	151,117
	Yageo Corp. (Electronic Equipment, Instruments & Components)	328,920	468,822
	YungShin Global Holding Corp. (Pharmaceuticals)	28,000	43,501
	Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	104,000	322,493
			22,567,416
	Thailand 3.1%
	Advanced Info Service PCL, NVDR (Wireless Telecommunication Services)	59,000	418,499
	Bangkok Expressway PCL, NVDR (Transportation Infrastructure)	166,800	179,838
	Banpu PCL, NVDR (Oil, Gas & Consumable Fuels)	507,200	359,767
	Bumrungrad Hospital PCL, NVDR (Health Care Providers & Services)	70,100	405,743
	Delta Electronics Thailand PCL, NVDR (Electronic Equipment, Instruments & Components)	314,700	718,779
	GFPT PCL, NVDR (Food Products)	29,000	8,105
	Hana Microelectronics PCL, NVDR (Electronic Equipment, Instruments & Components)	65,600	60,491
	Jasmine International PCL, NVDR (Diversified Telecommunication Services)	1,032,400	146,460
	Krung Thai Bank PCL, NVDR (Banks)	62,000	30,785
	Major Cineplex Group PCL, NVDR (Media)	264,900	246,148
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	175,300	465,046
	PTT Global Chemical PCL, NVDR (Chemicals)	354,800	621,617
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	117,500	1,086,821
	Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels)	40,300	55,170
	Thanachart Capital PCL, NVDR (Banks)	166,900	147,982
	Tipco Asphalt PCL, NVDR (Construction Materials)	855,700	592,398
			5,543,649
	Turkey 2.6%
	Aksa Akrilik Kimya Sanayii A.S. (Textiles, Apparel & Luxury Goods)	126,392	506,280
	Dogus Otomotiv Servis ve Ticaret A.S. (Distributors)	87,557	507,124
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	355,184	533,205
	Koza Altin Isletmeleri A.S. (Metals & Mining)	52,424	439,846
	TAV Havalimanlari Holding A.S. (Transportation Infrastructure)	143,237	1,090,650
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	70,361	460,847
	Turk Hava Yollari AO (Airlines) (a)	52,578	171,333
	Turkiye Is Bankasi Class C (Banks)	340,222	662,985
	Turkiye Vakiflar Bankasi TAO Class D (Banks)	209,807	316,478
			4,688,748
	United States 0.1%
	China Yuchai International, Ltd. (Machinery)	5,600	83,832

	Total Common Stocks (Cost $174,129,218)		165,938,675

	Exchange-Traded Fund 2.2% (d)
	United States 2.2%
¤	iShares MSCI Emerging Markets ETF (Capital Markets)	109,294	4,056,993
	Total Exchange-Traded Fund (Cost $4,078,474)		4,056,993

	Preferred Stocks 3.0%
	Brazil 1.4%
	Banco ABC Brasil S.A. 5.00% (Banks)	42,300	127,742
	Banco Bradesco S.A. 3.23% (Banks)	59,800	476,451
	Banco do Estado do Rio Grande do Sul S.A. Class B 6.20% (Banks)	72,300	208,837
	Braskem S.A. Class A 4.55% (Chemicals)	136,000	498,091
	Centrais Eletricas Brasileiras S.A. Class B 1.31% (Electric Utilities)	110,100	274,611
	Cia Paranaense de Energia 7.43% (Electric Utilities)	20,100	207,108
	Gerdau S.A. 4.14% (Metals & Mining)	40,800	70,305
	Itau Unibanco Holding S.A. 3.40% (Banks)	30,195	265,268
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	109,700	336,410
	Randon Participacoes S.A. 5.48% (Machinery)	29,300	27,383
			2,492,206
	Colombia 0.4%
	Avianca Holdings S.A. 2.12% (Airlines) (a)	53,746	58,225
	Banco Davivienda S.A. 2.95% (Banks)	50,312	462,591
	Bancolombia S.A. 2.94% (Banks)	25,579	245,665
			766,481
	Republic of Korea 1.2%
	Hyundai Motor Co. 2.54% (Automobiles)	6,508	581,196
	LG Chem, Ltd. 2.20% (Chemicals)	2,456	384,094
	Samsung Electronics Co., Ltd. 1.80% (Technology Hardware, Storage & Peripherals)	1,530	1,202,923
			2,168,213
	Total Preferred Stocks (Cost $7,314,788)		5,426,900

		Number of Rights
	Rights 0.0%‡
	Republic of Korea 0.0%‡
	Meritz Securities Co., Ltd. Expires 8/21/15 (Capital Markets) (a)(e)	7,987	10,808
	Total Rights (Cost $0)		10,808

		Number of Warrants
	Warrants 0.0%‡
	Thailand 0.0%‡
	Jasmine International PCL Strike Price $4.30 Expires 7/5/20 (Diversified Telecommunication Services) (a)(c)	506,078	20,390

	Total Warrants (Cost $0)		20,390

		Principal Amount
	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	United States 1.5%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $2,705,240 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $2,895,000 and a Market Value of $2,763,364) (Capital Markets)	$2,705,240	2,705,240
	Total Short-Term Investment (Cost $2,705,240)		2,705,240
	Total Investments (Cost $188,227,720) (f)	98.4%	178,159,006
	Other Assets, Less Liabilities	1.6	2,881,739
	Net Assets	100.0%	$181,040,745

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2015, the market value of securities loaned was $2,148,135 and the Fund received non-cash collateral in the amount of $2,271,514.
(c)	Illiquid security - As of July 31, 2015, the total market value of these securities was $539,210, which represented 0.3% of the Fund's net assets.
(d)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of this security was $10,808, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	As of July 31, 2015, cost was $189,288,932 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$10,887,103
Gross unrealized depreciation	(22,017,029)
Net unrealized depreciation	$(11,129,926)

Total Return Equity Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2015 were as follows:

Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date (s)	Notional Amount (000)*	Unrealized Appreciation
Merrill Lynch	African Rainbow Minerals, Ltd.	1 Month LIBOR BBA minus 1.00 bps	3/7/2016 - 3/9/2016	$(201)	$99,609
Merrill Lynch	Airtac International Group	1 Month LIBOR BBA minus 11.00 bps	7/29/2016-8/1/2016	(165)	40,422
Merrill Lynch	Ajisen China Holdings, Ltd.	1 Month LIBOR BBA minus 1.50 bps	8/24/2015 - 8/22/2016	(199)	69,712
Merrill Lynch	Alfa S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	6/7/2016 - 6/8/2016	(424)	18,977
Merrill Lynch	Amorepacific Corp.	1 Month LIBOR BBA plus 0.65 bps	6/7/2016	608	396,904
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 2.00 bps	3/7/2016 - 8/1/2016	(246)	21,139
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00 bps - 1.75 bps	9/28/2015 - 6/8/2016	(407)	236,119
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 4.50 bps	9/28/2015 - 8/1/2016	(263)	75,603
Merrill Lynch	Assore, Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/7/2016 - 6/8/2016	(109)	32,708
Merrill Lynch	Anglo American Platinum, Ltd.	1 Month LIBOR BBA minus 1.00 bps	4/11/2016 - 4/12/2016	(343)	63,884
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 4.00 bps	1/4/2016 - 8/1/2016	(598)	179,107
Merrill Lynch	Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015 -11/23/2015	320	61,377
Merrill Lynch	Baoxin Auto Group, Ltd.	1 Month LIBOR BBA minus 4.00 bps	6/8/2016	(100)	33,767
Merrill Lynch	BBMG Corp.	1 Month LIBOR BBA minus 0.45 bps	2/8/2016 - 3/9/2016	(263)	32,349
Merrill Lynch	BIM Birlesik Magazalar A.S.	1 Month LIBOR BBA minus 2.00 bps	4/11/2016 -4/12/2016	(511)	1,123
Merrill Lynch	Bradespar S.A.	1 Month LIBOR BBA minus 0.25 bps - 0.50 bps	6/7/2016 - 8/1/2016	(467)	78,016
Merrill Lynch	Brasil Pharma S.A.	1 Month LIBOR BBA minus 2.00 bps - 3.00 bps	5/6/2016 - 8/31/2016	(64)	38,118
Merrill Lynch	BRF S.A.	1 Month LIBOR BBA plus 0.60 bps	4/11/2016 - 4/12/2016	966	45,781
Merrill Lynch	Brilliance China Automotive Holdings, Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/29/2016 - 8/2/2016	(257)	36,647
Merrill Lynch	Byd Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	6/7/2016 - 6/8/2016	(247)	63,880
Merrill Lynch	CEZ A.S.	1 Month LIBOR BBA plus 0.80 bps	8/1/2016	197	10,019
Merrill Lynch	Cheil Worldwide, Inc.	1 Month LIBOR BBA minus 0.75 bps	4/11/2016 - 6/8/2016	(574)	101,798
Merrill Lynch	China Communications Construction Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	1/4/2016 - 3/9/2016	550	136,721
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015 - 1/4/2016	242	17,704
Merrill Lynch	China COSCO Holdings Co., Ltd.	1 Month LIBOR BBA minus 4.00 bps	6/7/2016 - 6/8/2016	(546)	174,055
Merrill Lynch	China Life Insurance Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	9/28/2015 - 11/23/2015	705	212,398
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45 bps	9/28/2015 - 8/2/2016	1,224	84,838
Merrill Lynch	China Oilfield Services, Ltd.	1 Month LIBOR BBA minus 0.45 bps	3/7/2016 - 3/9/2016	(440)	98,598
Merrill Lynch	China Singyes Solar Technologies Holdings, Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/7/2016 - 6/8/2016	(537)	169,478
Merrill Lynch	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	6/7/2016 - 6/8/2016	(358)	121,746
Merrill Lynch	China Shipping Development Co., Ltd.	1 Month LIBOR BBA minus 1.50 bps	4/11/2016 - 8/2/2016	(314)	24,995
Merrill Lynch	China Suntien Green Energy Corp., Ltd.	1 Month LIBOR BBA minus 3.00 bps	11/23/2015 - 8/2/2016	(224)	52,220
Merrill Lynch	China Taiping Insurance Holdings Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/29/2016 - 8/2/2016	(112)	18,111
Merrill Lynch	Chroma ATE, Inc.	1 Month LIBOR BBA minus 3.25 bps - 5.25 bps	1/4/2016 - 8/15/2016	(361)	34,255
Merrill Lynch	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 6.00 bps - 7.75 bps	9/28/2015 - 8/22/2016	(602)	184,131
Merrill Lynch	Credit China Holdings, Ltd.	1 Month LIBOR BBA minus 13.25 bps	6/7/2016 - 6/8/2016	(76)	6,065
Merrill Lynch	CSSC Offshore and Marine Engineering Group Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps - 5.00 bps	8/15/2016	(222)	5,885
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 2.00 bps - 3.50 bps	8/24/2015 - 8/2/2016	(100)	30,959
Merrill Lynch	Delta Electronics, Inc.	1 Month LIBOR BBA minus 1.50 bps	6/7/2016 - 8/1/2016	(607)	79,954
Merrill Lynch	D-Link Corp.	1 Month LIBOR BBA minus 5.00 bps	8/24/2015	(87)	50,669
Merrill Lynch	Dogan Sirketler Grubu Holding A.S.	1 Month LIBOR BBA minus 6.00 bps - 10.99 bps	2/8/2016 - 6/8/2016	(619)	166,492
Merrill Lynch	Dongfang Electric Corp., Ltd.	1 Month LIBOR BBA minus 2.50 bps - 3.00 bps	3/9/2016 - 6/8/2016	(387)	149,286
Merrill Lynch	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps - 6.00 bps	8/24/2015 - 6/8/2016	(526)	118,266
Merrill Lynch	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps - 8.00 bps	9/30/2015 - 8/16/2016	(196)	41,045
Merrill Lynch	eMemory Technology, Inc.	1 Month LIBOR BBA minus 4.00 bps	7/29/2016 - 8/1/2016	(543)	95,665
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.90 bps	6/8/2016 - 7/8/2016	(98)	5,372
Merrill Lynch	Eneva S.A.	1 Month LIBOR BBA minus 13.00 bps	7/15/2016 - 7/22/2016	(30)	7,394
Merrill Lynch	Empresas CMPC S.A.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015 - 4/12/2016	539	46,680
Merrill Lynch	First Rand, Ltd.	1 Month LIBOR BBA plus 0.80 bps	8/1/2016	20	672
Merrill Lynch	First Tractor Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	7/29/2016 - 8/2/2016	(55)	6,090
Merrill Lynch	FocalTech Systems Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	7/29/2016 - 8/1/2016	(94)	28,891
Merrill Lynch	Fomento Economico Mexicano S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60 bps	4/12/2016	477	2,069
Merrill Lynch	Fubon Financial Holding Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	11/23/2015	75	12,153
Merrill Lynch	GAEC Educacao S.A.	1 Month LIBOR BBA minus 3.00 bps	6/7/2016 - 8/1/2016	(540)	165,492
Merrill Lynch	Gazprom OAO	1 Month LIBOR BBA plus 0.80 bps	3/7/2016 - 3/9/2016	689	6,217
Merrill Lynch	GeoVision, Inc.	1 Month LIBOR BBA minus 5.00 bps	8/15/2016	(66)	8,786
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 5.00 bps	3/7/2016 - 8/1/2016	(210)	66,498
Merrill Lynch	Gol Linhas Aereas Inteligentes S.A.	1 Month LIBOR BBA minus 10.00 bps	11/23/2015 - 8/22/2016	(695)	317,099
Merrill Lynch	GOME Electrical Appliances Holding, Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/29/2016 - 8/2/2016	(533)	101,828
Merrill Lynch	Goodbaby International Holdings, Ltd.	1 Month LIBOR BBA minus 2.50 bps	7/22/2016 - 8/2/2016	(108)	6,713
Merrill Lynch	Gourmet Master Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	9/29/2015	(80)	33,754
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	9/28/2015	(20)	4,666
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00 bps	11/23/2015 - 8/1/2016	(430)	109,214
Merrill Lynch	Grupo Simec S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	7/29/2016 - 8/2/2016	(213)	3,061
Merrill Lynch	Grupo Televisa S.A.B.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015 - 4/12/2016	742	11,635
Merrill Lynch	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	1 Month LIBOR BBA minus 3.50 bps	7/29/2016 - 8/2/2016	(328)	75,375
Merrill Lynch	Haier Electronics Group Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	1/4/2016 - 8/2/2016	(578)	69,763
Merrill Lynch	Hanjin Heavy Industries & Construction Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps - 7.00 bps	10/13/2015 - 8/22/2016	(277)	53,148
Merrill Lynch	Hanjin Kal Corp.	1 Month LIBOR BBA minus 4.50 bps	2/11/2016 - 8/1/2016	(679)	103,924
Merrill Lynch	Hankook Shell Oil Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps - 7.00 bps	4/11/2016 - 4/12/2016	(52)	649
Merrill Lynch	Hanon Systems	1 Month LIBOR BBA minus 2.50 bps	6/7/2016 - 6/8/2016	(407)	55,837
Merrill Lynch	HannStar Display Corp.	1 Month LIBOR BBA minus 11.00 bps	6/7/2016 - 6/8/2016	(323)	142,055
Merrill Lynch	Harmony Gold Mining Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps - 2.25 bps	10/13/2015 - 8/22/2016	(459)	175,558
Merrill Lynch	Hollysys Automation Technologies, Ltd.	1 Month LIBOR BBA minus 0.40 bps	1/4/2016	(107)	17,315
Merrill Lynch	HTC Corp.	1 Month LIBOR BBA minus 4.00 bps	7/29/2016 - 8/1/2016	(546)	41,444
Merrill Lynch	Huadian Fuxin Energy Corp., Ltd.	1 Month LIBOR BBA minus 2.50 bps	7/29/2016 - 8/2/2016	(43)	3,467
Merrill Lynch	Hyundai Heavy Industries Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	7/29/2016 - 8/1/2016	(157)	26,686
Merrill Lynch	Iljin Materials Co., Ltd.	1 Month LIBOR BBA minus 6.75 bps - 12.00 bps	8/16/2016	(97)	7,178
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015 -9/28/2015	129	3,113
Merrill Lynch	Industrias CH S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	11/23/2015 - 8/22/2016	(331)	55,677
Merrill Lynch	Infraestructura Energetica Nova S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	6/7/2016 - 8/1/2016	(591)	63,475
Merrill Lynch	International Meal Co. Alimentacao S.A.	1 Month LIBOR BBA minus 0.50 bps	9/28/2015 - 7/22/2016	(168)	58,105
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 5.00 bps - 25.00 bps	10/13/2015 - 7/15/2016	(399)	187,385
Merrill Lynch	JSL S.A.	1 Month LIBOR BBA minus 15.30 bps	9/28/2015 - 11/23/2015	(60)	26,310
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 3.50 bps	7/22/2016	(42)	2,896
Merrill Lynch	Kolon Industries, Inc.	1 Month LIBOR BBA minus 1.75 bps - 2.00 bps	6/7/2016 - 8/1/2016	(572)	118,694
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015 - 8/16/2016	781	37,156
Merrill Lynch	Kroton Educacional S.A.	1 Month LIBOR BBA minus 0.60 bps	4/11/2016 - 4/12/2016	(451)	48,838
Merrill Lynch	Life Healthcare Group Holdings, Ltd.	1 Month LIBOR BBA minus 1.00 bps	8/1/2016	(570)	25,770
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	9/28/2015 - 11/23/2015	(95)	6,723
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 3.50 bps	1/5/2016 - 7/22/2016	(99)	36,063
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 1.00 bps	4/11/2016 - 4/12/2016	(88)	1,410
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 6.00 bps	11/23/2015 - 1/4/2016	(473)	139,793
Merrill Lynch	Lock&Lock Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps - 8.00 bps	7/29/2016 - 8/16/2016	(342)	26,517
Merrill Lynch	Lubelski Wegiel Bogdanka S.A.	1 Month LIBOR BBA minus 6.00 bps - 7.75 bps	8/1/2016	(73)	1,931
Merrill Lynch	Lung Yen Life Service Corp.	1 Month LIBOR BBA minus 5.00 bps - 6.00 bps	3/9/2016 - 4/12/2016	(127)	7,335
Merrill Lynch	Macronix International	1 Month LIBOR BBA minus 5.00 bps	3/7/2016 - 3/9/2016	(106)	33,420
Merrill Lynch	Magnit PJSC	1 Month LIBOR BBA minus 1.50 bps	8/1/2016	(281)	3,529
Merrill Lynch	Marcopolo S.A.	1 Month LIBOR BBA minus 3.00 bps	8/1/2016	(142)	13,097
Merrill Lynch	Marfrig Global Foods S.A.	1 Month LIBOR BBA minus 6.00 bps	8/1/2016	(286)	41,373
Merrill Lynch	MegaFon PJSC	1 Month LIBOR BBA minus 1.00 bps	8/1/2016	(283)	30,009
Merrill Lynch	Microport Scientific Corp.	1 Month LIBOR BBA minus 6.50 bps	6/7/2016 - 6/8/2016	(74)	12,596
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 4.00 bps - 5.50 bps	8/31/2015 - 8/22/2016	(514)	321,099
Merrill Lynch	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	10/13/2015 - 8/1/2016	(120)	38,462
Merrill Lynch	Minerva S.A.	1 Month LIBOR BBA minus 5.50 bps	8/1/2016	(151)	15,412
Merrill Lynch	Nampak, Ltd.	1 Month LIBOR BBA minus 1.00 bps	8/1/2016	(317)	22,972
Merrill Lynch	NHN Entertainment Corp.	1 Month LIBOR BBA minus 0.50 bps - 5.50 bps	11/23/2015 - 6/8/2016	(409)	81,488
Merrill Lynch	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 1.00 bps	1/4/2016 - 8/1/2016	(479)	59,248
Merrill Lynch	NOVATEK OAO	1 Month LIBOR BBA minus 10.07 bps	6/7/2016	(51)	107
Merrill Lynch	Organizacion Cultiba S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	8/31/2015	(18)	5,194
Merrill Lynch	Parade Technologies, Ltd.	1 Month LIBOR BBA minus 10.00 bps	7/29/2016 - 8/1/2016	(560)	156,739
Merrill Lynch	PDG Realty S.A. Empreendimentos e Participacoes	1 Month LIBOR BBA minus 19.00 bps - 30.00 bps	1/4/2016 - 5/27/2016	(575)	384,150
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60 bps	4/11/2016 - 4/12/2016	89	8,749
Merrill Lynch	Ping An Insurance Group Co. of China, Ltd.	1 Month LIBOR BBA minus 3.00 bps	8/4/2015	-	433,878
Merrill Lynch	Polski Koncern Naftowy Orlen S.A.	1 Month LIBOR BBA plus 0.80 bps	1/4/2016 - 8/1/2016	531	168,354
Merrill Lynch	POSCO Chemtech Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	7/29/2016 - 8/1/2016	(124)	7,750
Merrill Lynch	PPC, Ltd.	1 Month LIBOR BBA minus 1.00 bps	3/7/2016 - 3/9/2016	(83)	1,209
Merrill Lynch	Royal Bafokeng Platinum, Ltd.	1 Month LIBOR BBA minus 1.00 bps	3/7/2016 - 6/8/2016	(108)	43,179
Merrill Lynch	Samsung Fine Chemicals Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	4/12/2016	(28)	2,405
Merrill Lynch	Samsung SDI Co., Ltd.	1 Month LIBOR BBA minus 4.00 bps	11/23/2015 - 2/11/2016	(346)	106,655
Merrill Lynch	Sekerbank TAS	1 Month LIBOR BBA minus 1.50 bps	1/5/2016	-	68
Merrill Lynch	Seoul Semiconductor Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	11/23/2015 - 1/4/2016	(436)	152,976
Merrill Lynch	Shinsegae International Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	11/23/2015	(186)	2,928
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	3/7/2016 - 4/13/2016	(154)	21,777
Merrill Lynch	Sinopec Shanghai Petrochemical Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/7/2016 - 8/2/2016	(336)	72,935
Merrill Lynch	SM Entertainment Co.	1 Month LIBOR BBA minus 6.00 bps - 7.75 bps	9/30/2015 - 6/8/2016	(173)	14,002
Merrill Lynch	SSY Group, Ltd.	1 Month LIBOR BBA minus 0.75 bps	6/7/2016 - 6/8/2016	(290)	65,773
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	11/23/2015 - 2/11/2016	408	27,079
Merrill Lynch	Tegma Gestao Logistica	1 Month LIBOR BBA minus 6.50 bps	7/22/2016	(19)	6,690
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015 - 4/12/2016	543	79,223
Merrill Lynch	Tianjin Capital Environmental Protection Group Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/7/2016 - 8/2/2016	(648)	209,978
Merrill Lynch	Tingyi Cayman Islands Holding Corp.	1 Month LIBOR BBA minus 0.45 bps	7/29/2016 - 8/2/2016	(569)	30,771
Merrill Lynch	Tim Participacoes S.A.	1 Month LIBOR BBA minus 0.40 bps	3/9/2016	(108)	39,926
Merrill Lynch	Tong Ren Tang Technologies Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	8/15/2016	(29)	976
Merrill Lynch	Ton Yi Industrial Corp.	1 Month LIBOR BBA minus 4.50 bps - 6.75 bps	10/12/2015 - 2/11/2016	(130)	25,428
Merrill Lynch	Towngas China Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	1/4/2016 - 8/2/2016	(407)	29,254
Merrill Lynch	Trencor, Ltd.	1 Month LIBOR BBA minus 1.00 bps	8/1/2016	(17)	1,773
Merrill Lynch	Tsingtao Brewery Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	3/7/2016 - 8/2/2016	(573)	82,649
Merrill Lynch	Ulker Biskuvi Sanayi A.S.	1 Month LIBOR BBA minus 5.25 bps - 5.75 bps	8/1/2016	(281)	52,627
Merrill Lynch	Unimicron Technology Corp.	1 Month LIBOR BBA minus 2.00 bps - 3.00 bps	9/29/2015 - 6/9/2016	(750)	279,252
Merrill Lynch	Usinas Siderurgicas de Minas Gerais S.A.	1 Month LIBOR BBA minus 5.00 - 6.00 bps	4/11/2016 - 8/1/2016	(518)	83,031
Merrill Lynch	Vale S.A.	1 Month LIBOR BBA minus 0.40 bps	6/8/2016	(47)	15,326
Merrill Lynch	VTB Bank JSC	1 Month LIBOR BBA minus 22.00 bps	6/7/2016 - 6/8/2016	(270)	26,568
Merrill Lynch	Wowprime Corp.	1 Month LIBOR BBA minus 6.00 bps	1/4/2016	(75)	9,435
Merrill Lynch	Xinchen China Power Holdings, Ltd.	1 Month LIBOR BBA minus 8.00 bps - 9.00 bps	6/7/2016 - 8/2/2016	(173)	40,692
Merrill Lynch	XL Axiata Tbk PT	1 Month LIBOR BBA minus 4.00 bps	3/7/2016 - 6/8/2016	(233)	84,531
Merrill Lynch	Yanzhou Coal Mining Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	7/29/2016 - 8/2/2016	(553)	145,131
Merrill Lynch	Yashili International Holdings, Ltd.	1 Month LIBOR BBA minus 8.50 bps	6/7/2016 - 6/8/2016	(91)	11,797
Merrill Lynch	Zhaojin Mining Industry Co., Ltd.	1 Month LIBOR BBA minus 3.50 bps - 5.00 bps	11/23/2015 - 6/8/2016	(468)	83,084
Merrill Lynch	Zhongsheng Group Holdings, Ltd.	1 Month LIBOR BBA minus 4.50 bps	6/7/2016 - 6/8/2016	(230)	61,563
				$(26,985)	$10,122,786

Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date (s)	Notional Amount (000)*	Unrealized Depreciation
Merrill Lynch	Alsea S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	1/4/2016 - 3/9/2016	$(329)	$(54,038)
Merrill Lynch	Ambev S.A.	1 Month LIBOR BBA plus 0.60 bps	8/1/2016	1,505	(114,526)
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1 Month LIBOR BBA minus 2.00 bps	4/11/2016 - 4/12/2016	(148)	(10,570)
Merrill Lynch	Asiana Airlines, Inc.	1 Month LIBOR BBA plus 0.65 bps	6/7/2016 - 6/8/2016	158	(36,158)
Merrill Lynch	AU Optronics Corp.	1 Month LIBOR BBA plus 0.65 bps	9/29/2015 -11/23/2015	622	(184,269)
Merrill Lynch	AviChina Industry & Technology Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	3/7/2016 - 3/9/2016	(340)	(129,607)
Merrill Lynch	Axtel S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	8/31/2015 - 8/1/2016	(141)	(14,921)
Merrill Lynch	Banco Bradesco S.A.	1 Month LIBOR BBA plus 0.60 bps	10/13/2015 - 7/8/2016	953	(144,191)
Merrill Lynch	Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	3/7/2016 - 8/22/2016	703	(29,951)
Merrill Lynch	Banpu PCL	1 Month LIBOR BBA plus 0.65 bps	6/7/2016 - 6/8/2016	114	(21,520)
Merrill Lynch	Binggrae Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	4/11/2016 - 4/12/2016	(57)	(6,648)
Merrill Lynch	Bloomage BioTechnology Corp., Ltd.	1 Month LIBOR BBA minus 0.45 bps - 12.00 bps	1/4/2016 - 8/15/2016	(174)	(6,173)
Merrill Lynch	Byd Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	3/7/2016 - 3/9/2016	(90)	(25,499)
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45 bps	2/8/2016 - 8/15/2016	2,126	(257,456)
Merrill Lynch	China Life Insurance Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	3/7/2016 - 8/2/2016	288	(34,050)
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45 bps	3/7/2016 - 3/9/2016	341	(13,965)
Merrill Lynch	China Modern Dairy Holdings, Ltd.	1 Month LIBOR BBA minus 6.50 bps	2/9/2016	(30)	(913)
Merrill Lynch	China Molybdenum Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	3/7/2016 - 4/12/2016	(390)	(18,660)
Merrill Lynch	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.45 bps	3/9/2016 - 7/22/2016	336	(23,109)
Merrill Lynch	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	1/4/2016	(122)	(8,721)
Merrill Lynch	China Telecom Corp., Ltd.	1 Month LIBOR BBA plus 0.45 bps	1/4/2016 - 3/9/2016	479	(36,621)
Merrill Lynch	Compal Electronics, Inc.	1 Month LIBOR BBA plus 0.65 bps	6/7/2016 - 6/8/2016	324	(84,727)
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015 - 8/15/2016	939	(105,885)
Merrill Lynch	CPFL Energia S.A.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015 -4/12/2016	-	(136)
Merrill Lynch	CPFL Energia S.A.	1 Month LIBOR BBA minus 1.00 bps	4/11/2016	-	(10)
Merrill Lynch	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1 Month LIBOR BBA plus 0.60 bps	3/7/2016 - 3/9/2016	164	(49,969)
Merrill Lynch	D-Link Corp.	1 Month LIBOR BBA minus 3.00 bps	8/24/2016	-	(2,022)
Merrill Lynch	Dongjiang Environmental Co., Ltd.	1 Month LIBOR BBA minus 7.00 bps	4/11/2016 - 4/12/2016	(58)	(9,085)
Merrill Lynch	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	7/29/2016 - 8/1/2016	(33)	(3,176)
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.90 bps	11/23/2015 - 6/7/2016	(281)	(86,934)
Merrill Lynch	Eurocash S.A.	1 Month LIBOR BBA minus 5.00 bps	8/1/2016	(222)	(36,208)
Merrill Lynch	Famous Brands, Ltd.	1 Month LIBOR BBA minus 1.25 bps - 2.50 bps	3/7/2016 - 4/12/2016	(283)	(22,027)
Merrill Lynch	Fibra Uno Administracion S.A. de C.V.	1 Month LIBOR BBA plus 0.60 bps	2/8/2016 - 4/12/2016	544	(99,283)
Merrill Lynch	FirstRand, Ltd.	1 Month LIBOR BBA plus 0.80 bps	8/1/2016	21	(983)
Merrill Lynch	Foschini Group, Ltd. (The)	1 Month LIBOR BBA plus 0.80 bps	4/11/2016 - 4/12/2016	485	(95,803)
Merrill Lynch	Fubon Financial Holding Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	7/22/2016	124	(14,365)
Merrill Lynch	Gazprom OAO	1 Month LIBOR BBA plus 0.80 bps	4/11/2016 - 8/1/2016	119	(3,920)
Merrill Lynch	Genomma Lab Internacional S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60 bps	8/1/2016	90	(8,373)
Merrill Lynch	Gol Linhas Aereas Inteligentes	1 Month LIBOR BBA plus 0.60 bps	8/16/2016	-	(151)
Merrill Lynch	Goodbaby International Holdings, Ltd.	1 Month LIBOR BBA minus 0.45 bps - 6.00 bps	8/15/2016	(72)	(3,822)
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	1/4/2016 - 8/24/2016	(289)	(31,213)
Merrill Lynch	Great Wall Motor Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/7/2016 - 6/8/2016	380	(202,896)
Merrill Lynch	Grupo Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60 bps	9/28/2015 - 8/1/2016	1,259	(228,250)
Merrill Lynch	Grupo Simec S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	3/9/2016 - 4/12/2016	(150)	(3,893)
Merrill Lynch	Grupo Televisa S.A.B.	1 Month LIBOR BBA plus 0.60 bps	1/4/2016	247	(4,967)
Merrill Lynch	Hollysys Automation Technologies, Ltd.	1 Month LIBOR BBA minus 0.40 bps	4/11/2016 - 4/12/2016	(142)	(26,007)
Merrill Lynch	Hon Hai Precision Industry Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	7/29/2016 - 8/1/2016	1,733	(154,998)
Merrill Lynch	Hotel Shilla Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	2/11/2016 - 6/8/2016	(544)	(76,996)
Merrill Lynch	iMarketKorea, Inc.	1 Month LIBOR BBA minus 6.00 bps	3/9/2016	(9)	(1,045)
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	2/8/2016 - 8/22/2016	1,410	(71,319)
Merrill Lynch	Innolux Corp.	1 Month LIBOR BBA plus 0.65 bps	9/29/2015 - 11/23/2015	734	(218,510)
Merrill Lynch	Interpark Corp.	1 Month LIBOR BBA minus 6.50 bps	4/11/2016 - 4/12/2016	(219)	(23,980)
Merrill Lynch	Interpark Holdings Corp.	1 Month LIBOR BBA minus 5.50 bps	1/4/2016 - 6/8/2016	(408)	(36,935)
Merrill Lynch	Itausa - Investimentos Itau S.A.	1 Month LIBOR BBA plus 0.60 bps	4/11/2016 - 4/12/2016	617	(76,911)
Merrill Lynch	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.60 bps	8/15/2016	183	(25,288)
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 31.50 bps	7/22/2016	(20)	(139)
Merrill Lynch	Jiangnan Group, Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/7/2016 - 6/8/2016	149	(15,664)
Merrill Lynch	Kolon Life Science, Inc.	1 Month LIBOR BBA minus 6.00 bps	6/7/2016 - 6/8/2016	(37)	(32,876)
Merrill Lynch	LEENO Industrial, Inc.	1 Month LIBOR BBA minus 6.00 bps	4/12/2016	(17)	(3,484)
Merrill Lynch	LG Chem, Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/7/2016 - 6/8/2016	128	(11,556)
Merrill Lynch	LG Display Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	9/30/2015 - 4/12/2016	698	(272,848)
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	2/8/2016 - 3/9/2016	(331)	(102,689)
Merrill Lynch	Lock&Lock Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	4/11/2016 - 7/22/2016	(193)	(10,875)
Merrill Lynch	Lukoil OAO	1 Month LIBOR BBA plus 0.80 bps	4/11/2016 - 4/12/2016	1,059	(77,338)
Merrill Lynch	Minerva S.A.	1 Month LIBOR BBA minus 6.00 bps	6/7/2016 - 6/8/2016	(126)	(13,894)
Merrill Lynch	Mobile TeleSystems PJSC	1 Month LIBOR BBA plus 0.45 bps	8/1/2016	772	(126,198)
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 8.00 bps - 9.00 bps	6/7/2016 - 6/13/2016	(255)	(26,165)
Merrill Lynch	Naspers, Ltd.	1 Month LIBOR BBA plus 0.80 bps	8/1/2016	70	(6,997)
Merrill Lynch	New China Life Insurance Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/7/2016 - 6/8/2016	354	(122,689)
Merrill Lynch	NOVATEK OAO	1 Month LIBOR BBA minus 10.07 bps	6/8/2016	(52)	(2,179)
Merrill Lynch	OCI Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	2/11/2016	(230)	(63,188)
Merrill Lynch	Organizacion Cultiba S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	8/22/2016	(26)	(1,197)
Merrill Lynch	Parade Technologies, Ltd.	1 Month LIBOR BBA plus 0.00 bps	7/29/2016	80	(21,549)
Merrill Lynch	PDG Realty S.A. Empreendimentos e Participacoes	1 Month LIBOR BBA minus 30.00 bps	5/16/2016	-	(10,992)
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60 bps	9/28/2015 - 7/22/2016	848	(297,683)
Merrill Lynch	Ping An Insurance Group Co. of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015 - 8/22/2016	936	(513,108)
Merrill Lynch	PPC, Ltd.	1 Month LIBOR BBA minus 1.00 bps	4/11/2016 - 8/1/2016	(377)	(91,227)
Merrill Lynch	Real Nutriceutical Group, Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/7/2016 - 6/8/2016	206	(49,441)
Merrill Lynch	Ruentex Industries, Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/7/2016 - 6/8/2016	247	(36,344)
Merrill Lynch	S&T Motiv Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/7/2016 - 6/8/2016	159	(4,474)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	1/4/2016 - 8/16/16	5,183	(718,369)
Merrill Lynch	Samsung Techwin Co., Ltd.	1 Month LIBOR BBA minus 3.50 bps	3/7/2016 - 6/8/2016	(478)	(218,871)
Merrill Lynch	Seegene, Inc.	1 Month LIBOR BBA minus 6.00 bps	6/8/2016	(71)	(40,102)
Merrill Lynch	Shinsegae International Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	8/24/2015 - 4/12/2016	(247)	(126,073)
Merrill Lynch	SK Hynix, Inc.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015 - 8/16/2016	1,213	(263,278)
Merrill Lynch	Standard Bank Group, Ltd.	1 Month LIBOR BBA plus 0.80 bps	2/8/2016 - 8/1/2016	1,457	(64,521)
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	1/4/2016 - 4/12/2016	702	(35,652)
Merrill Lynch	Telefonica Brasil S.A.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015 - 1/4/2016	654	(219,486)
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/29/2016 - 8/3/2016	912	(61,256)
Merrill Lynch	Texhong Textile Group, Ltd.	1 Month LIBOR BBA minus 5.00 bps	8/22/2016	(51)	(513)
Merrill Lynch	Towngas China Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	3/7/2016 - 7/29/2016	(180)	(3,433)
Merrill Lynch	Transmissora Alianca de Energia Eletrica S.A.	1 Month LIBOR BBA plus 0.60 bps	6/7/2016 - 6/8/2016	128	(10,025)
Merrill Lynch	Truworths International, Ltd.	1 Month LIBOR BBA plus 0.80 bps	4/11/2016 - 8/1/2016	1,266	(40,405)
Merrill Lynch	United Tractors Tbk PT	1 Month LIBOR BBA plus 0.75 bps	6/7/2016 - 6/8/2016	211	(31,629)
Merrill Lynch	Woolworths Holdings, Ltd.	1 Month LIBOR BBA plus 0.80 bps	8/1/2016	1,102	(34,251)
Merrill Lynch	Zhejiang Expressway Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/7/2016 - 6/8/2016	304	(61,516)
				$28,614	$(6,825,827)

* Notional amounts reflected as a positive value indicate a long position held by the Fund and a negative value indicates a short position.

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$165,938,675	$—	$—	$165,938,675
Exchange-Traded Fund	4,056,993	—	—	4,056,993
Preferred Stocks	5,426,900	—	—	5,426,900
Rights	—	10,808	—	10,808
Warrants	20,390	—	—	20,390
Short-Term Investment
Repurchase Agreement	—	2,705,240	—	2,705,240
Total Investments in Securities	175,442,958	2,716,048	—	178,159,006
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	10,122,786	—	10,122,786
Total Investments in Securities and Other Financial Instruments	$175,442,958	$12,838,834	$—	$188,281,792

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Total Return Equity Swap Contracts (b)	$—	$(6,825,827)	$—	$(6,825,827)
Total Other Financial Instruments	$—	$(6,825,827)	$—	$(6,825,827)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

During the period ended July 31, 2015, an equity swap contract with an unrealized appreciation of $(9,869) transferred from Level 3 to Level 2. The transfer occurred as a result of the value of this total return equity swap contract being obtained using observable inputs. As of October 31, 2014, the valuation of this total return equity swap contract was obtained from an independent pricing source using unobservable inputs.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Total Return Equity Swap Contracts (a)	$27,511	$-	$-	$(17,822)	$-	$-	$-	$(9,689)	$-	$-
Total	$27,511	$-	$-	$(17,822)	$-	$-	$-	$(9,689)	$-	$-

(a) Total return equity swap contracts (expressed in terms of unrealized appreciation/depreciation).

MainStay Epoch Global Choice Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 92.2% †
	Belgium 2.4%
	Anheuser-Busch InBev N.V. (Beverages)	49,790	$5,924,784

	Canada 1.9%
	Canadian Pacific Railway, Ltd. (Road & Rail)	30,198	4,861,327

	France 14.4%
	Accor S.A. (Hotels, Restaurants & Leisure)	122,200	5,995,663
¤	Airbus Group SE (Aerospace & Defense)	129,920	9,217,433
¤	Safran S.A. (Aerospace & Defense)	124,668	9,428,084
	Sodexo S.A. (Hotels, Restaurants & Leisure)	57,950	5,400,798
	Zodiac Aerospace (Aerospace & Defense)	207,000	6,172,223
			36,214,201
	Germany 6.3%
	Bayer A.G. (Pharmaceuticals)	33,730	4,975,008
	Continental A.G. (Auto Components)	25,540	5,709,439
	GEA Group A.G. (Machinery)	124,200	5,258,325
			15,942,772
	Switzerland 4.9%
	Novartis A.G. Registered (Pharmaceuticals)	47,700	4,956,101
	Roche Holding A.G. (Pharmaceuticals)	25,440	7,347,929
			12,304,030
	United Kingdom 9.6%
	Imperial Tobacco Group PLC (Tobacco)	99,250	5,215,543
	Lloyds Banking Group PLC (Banks)	3,998,500	5,195,225
	Smith & Nephew PLC (Health Care Equipment & Supplies)	281,250	5,222,258
¤	WPP PLC (Media)	371,996	8,539,640
			24,172,666
	United States 52.7%
	AbbVie, Inc. (Pharmaceuticals)	71,700	5,019,717
¤	American International Group, Inc. (Insurance)	146,605	9,400,313
	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	50,215	3,733,485
¤	Apple, Inc. (Technology Hardware, Storage & Peripherals)	72,204	8,758,345
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	336,715	5,845,372
	Boeing Co. (The) (Aerospace & Defense)	51,795	7,467,285
¤	CIT Group, Inc. (Banks)	175,821	8,270,620
	Citrix Systems, Inc. (Software) (a)	59,444	4,494,561
¤	CVS Health Corp. (Food & Staples Retailing)	91,960	10,342,741
	Danaher Corp. (Industrial Conglomerates)	71,758	6,570,163
¤	Gilead Sciences, Inc. (Biotechnology)	63,415	7,474,092
	Google, Inc. Class C (Internet Software & Services) (a)	7,894	4,938,565
	Home Depot, Inc. (The) (Specialty Retail)	62,275	7,288,043
	Ingersoll-Rand PLC (Machinery)	108,895	6,686,153
	Microsoft Corp. (Software)	132,420	6,184,014
¤	Oracle Corp. (Software)	197,220	7,876,967
	Synchrony Financial (Consumer Finance) (a)	201,890	6,936,941
	Twenty-First Century Fox, Inc. Class B (Media)	188,435	6,316,341
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	71,450	8,674,029
			132,277,747
	Total Common Stocks (Cost $211,923,491)		231,697,527

		Principal Amount
	Short-Term Investment 7.4%
	Repurchase Agreement 7.4%
	United States 7.4%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $18,456,321 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $19,725,000 and a Market Value of $18,828,104) (Capital Markets)	$18,456,321	18,456,321
	Total Short-Term Investment (Cost $18,456,321)		18,456,321
	Total Investments (Cost $230,379,812) (b)	99.6%	250,153,848
	Other Assets, Less Liabilities	0.4	1,076,246
	Net Assets	100.0%	$251,230,094

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2015, cost was $230,435,195 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$26,413,139
Gross unrealized depreciation	(6,694,486)
Net unrealized appreciation	$19,718,653

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$231,697,527	$—	$—	$231,697,527
Short-Term Investment
Repurchase Agreement	—	18,456,321	—	18,456,321
Total Investments in Securities	$231,697,527	$18,456,321	$—	$250,153,848

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 98.1% †
	Australia 3.9%
	BHP Billiton, Ltd. (Metals & Mining)	1,512,890	$29,249,644
	Commonwealth Bank of Australia (Banks)	575,520	36,834,411
	Sonic Healthcare, Ltd. (Health Care Providers & Services)	1,830,320	27,653,815
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	14,961,710	70,976,321
	Westpac Banking Corp. (Banks)	1,313,342	33,465,149
			198,179,340
	Canada 5.8%
¤	BCE, Inc. (Diversified Telecommunication Services)	2,094,430	86,204,968
	Potash Corporation of Saskatchewan, Inc. (Chemicals)	2,445,709	66,474,371
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	2,207,110	77,392,717
	Shaw Communications, Inc. Class B (Media)	1,716,790	36,426,901
	TELUS Corp. (Diversified Telecommunication Services)	844,185	28,820,476
			295,319,433
	France 8.5%
	AXA S.A. (Insurance)	1,470,770	38,766,577
	Electricite de France S.A. (Electric Utilities)	2,343,430	55,822,976
	Sanofi (Pharmaceuticals)	294,031	31,636,445
	SCOR S.E. (Insurance)	1,652,400	63,371,045
	Total S.A. (Oil, Gas & Consumable Fuels)	1,483,420	73,434,698
	Unibail-Rodamco S.E. (Real Estate Investment Trusts)	242,955	64,651,812
	Vinci S.A. (Construction & Engineering)	830,540	53,269,037
	Vivendi S.A. (Media)	1,843,363	48,455,798
			429,408,388
	Germany 6.3%
	Allianz S.E. Registered (Insurance)	231,810	37,958,694
	BASF S.E. (Chemicals)	611,590	52,760,392
	Daimler A.G. Registered (Automobiles)	545,058	48,720,890
	Deutsche Post A.G. Registered (Air Freight & Logistics)	932,460	28,182,537
	Deutsche Telekom A.G. Registered (Diversified Telecommunication Services)	2,187,553	39,520,819
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	417,640	76,736,056
	Siemens A.G. (Industrial Conglomerates)	336,960	36,059,282
			319,938,670
	Italy 1.4%
	Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	15,247,160	71,100,130

	Netherlands 1.5%
	Royal Dutch Shell PLC Class A, Sponsored ADR (Oil, Gas & Consumable Fuels)	1,283,255	73,761,497

	Norway 2.7%
	Orkla ASA (Food Products)	4,929,260	39,345,011
	Statoil ASA (Oil, Gas & Consumable Fuels)	3,450,720	58,381,884
	Yara International ASA (Chemicals)	751,290	37,396,876
			135,123,771
	Singapore 1.3%
	Singapore Exchange, Ltd. (Diversified Financial Services)	5,203,240	30,229,123
	Singapore Telecommunications, Ltd. (Diversified Telecommunication Services)	12,241,894	36,408,447
			66,637,570
	Spain 0.7%
	Gas Natural SDG S.A. (Gas Utilities)	1,656,660	35,997,380

	Sweden 1.0%
	Svenska Handelsbanken AB Class A (Banks)	3,311,245	50,666,165

	Switzerland 3.0%
	Nestle S.A. Registered (Food Products)	377,700	28,611,860
	Roche Holding A.G. (Pharmaceuticals)	124,510	35,962,683
¤	Swisscom A.G. Registered (Diversified Telecommunication Services)	150,205	87,359,216
			151,933,759
	Taiwan 0.7%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	1,704,160	37,678,978

	United Kingdom 15.9%
	Aberdeen Asset Management PLC (Capital Markets)	5,471,500	31,102,244
	Amec Foster Wheeler PLC (Energy Equipment & Services)	2,326,260	29,789,008
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	2,087,780	70,546,086
	BAE Systems PLC (Aerospace & Defense)	8,485,120	63,630,317
	British American Tobacco PLC (Tobacco)	1,139,210	67,621,625
	GlaxoSmithKline PLC (Pharmaceuticals)	3,388,500	73,871,489
¤	Imperial Tobacco Group PLC (Tobacco)	1,757,510	92,356,362
¤	National Grid PLC (Multi-Utilities)	6,929,343	92,315,780
	Pearson PLC (Media)	2,182,470	41,001,321
	Rio Tinto PLC (Metals & Mining)	882,030	34,249,620
	SSE PLC (Electric Utilities)	2,995,775	70,877,072
	Unilever PLC (Personal Products)	836,900	37,992,909
¤	Vodafone Group PLC (Wireless Telecommunication Services)	25,841,695	97,600,273
			802,954,106
	United States 45.4%
¤	Altria Group, Inc. (Tobacco)	1,815,530	98,728,521
	Ameren Corp. (Multi-Utilities)	1,864,820	76,606,806
	Arthur J. Gallagher & Co. (Insurance)	579,380	27,479,993
¤	AT&T, Inc. (Diversified Telecommunication Services)	2,708,245	94,084,431
	Automatic Data Processing, Inc. (IT Services)	364,840	29,103,287
	CenturyLink, Inc. (Diversified Telecommunication Services)	2,304,740	65,915,564
	CME Group, Inc. (Diversified Financial Services)	403,460	38,748,298
	Coca-Cola Co. (The) (Beverages)	667,350	27,414,738
	ConocoPhillips (Oil, Gas & Consumable Fuels)	818,780	41,217,385
	Corrections Corporation of America (Real Estate Investment Trusts)	1,755,440	61,738,825
	Dow Chemical Co. (The) (Chemicals)	929,160	43,726,270
	Duke Energy Corp. (Electric Utilities)	1,051,537	78,045,076
	Emerson Electric Co. (Electrical Equipment)	663,100	34,315,425
	Entergy Corp. (Electric Utilities)	922,025	65,482,215
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	1,965,700	55,688,281
	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	366,320	29,016,207
¤	Health Care REIT, Inc. (Real Estate Investment Trusts)	1,218,900	84,555,093
	Iron Mountain, Inc. (Real Estate Investment Trusts)	1,625,410	48,843,570
	Kimberly-Clark Corp. (Household Products)	414,205	47,621,149
	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,216,853	76,791,788
	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	539,530	28,622,067
	Lockheed Martin Corp. (Aerospace & Defense)	283,315	58,674,536
	McDonald's Corp. (Hotels, Restaurants & Leisure)	532,330	53,158,474
	Merck & Co., Inc. (Pharmaceuticals)	645,910	38,082,854
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	763,990	32,729,332
	Microsoft Corp. (Software)	586,325	27,381,378
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	648,565	45,529,263
	People's United Financial, Inc. (Banks)	2,199,580	35,787,167
	PepsiCo., Inc. (Beverages)	313,280	30,184,528
	Pfizer, Inc. (Pharmaceuticals)	907,570	32,726,974
¤	Philip Morris International, Inc. (Tobacco)	1,060,095	90,669,925
	PPL Corp. (Electric Utilities)	2,214,680	70,448,971
	Procter & Gamble Co. (The) (Household Products)	387,140	29,693,638
	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	2,299,501	40,356,243
	Regal Entertainment Group Class A (Media)	1,781,120	36,691,072
¤	Reynolds American, Inc. (Tobacco)	1,328,856	114,002,556
	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	989,880	50,087,928
	Southern Co. (The) (Electric Utilities)	809,065	36,189,477
	Targa Resources Partners, L.P. (Oil, Gas & Consumable Fuels)	800,410	29,967,350
	TECO Energy, Inc. (Multi-Utilities)	3,182,440	70,395,573
	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,718,880	80,426,395
	Waste Management, Inc. (Commercial Services & Supplies)	605,210	30,944,387
	WEC Energy Group, Inc. (Multi-Utilities)	1,387,373	67,981,277
	Wells Fargo & Co. (Banks)	781,150	45,205,151
			2,301,059,438
	Total Common Stocks (Cost $4,835,888,826)		4,969,758,625

		Principal Amount
	Short-Term Investment 1.7%
	Repurchase Agreement 1.7%
	United States 1.7%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $88,260,247 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $94,315,000 and a Market Value of $90,026,497) (Capital Markets)	$88,260,247	88,260,247
	Total Short-Term Investment (Cost $88,260,247)		88,260,247
	Total Investments (Cost $4,924,149,073) (a)	99.8%	5,058,018,872
	Other Assets, Less Liabilities	0.2	9,452,348
	Net Assets	100.0%	$5,067,471,220

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2015, cost was $4,916,257,600 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$388,735,943
Gross unrealized depreciation	(246,974,671)
Net unrealized appreciation	$141,761,272

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$4,969,758,625	$—	$—	$4,969,758,625
Short-Term Investment
Repurchase Agreement	—	88,260,247	—	88,260,247
Total Investments in Securities	$4,969,758,625	$88,260,247	$—	$5,058,018,872

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 96.3% †
	Australia 3.1%
	Ainsworth Game Technology, Ltd. (Hotels, Restaurants & Leisure)	157,650	$345,703
	Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	97,685	611,922
	Asaleo Care, Ltd. (Personal Products)	232,675	290,826
	Flight Centre Travel Group, Ltd. (Hotels, Restaurants & Leisure)	4,020	104,667
	Pact Group Holdings, Ltd. (Containers & Packaging)	165,302	546,140
	Spotless Group Holdings, Ltd. (Commercial Services & Supplies)	234,400	334,959
			2,234,217
	Belgium 0.5%
	Ontex Group N.V. (Personal Products)	11,310	343,943

	Brazil 0.1%
	JSL S.A. (Road & Rail)	33,100	99,862

	Cambodia 0.3%
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	292,000	238,427

	Canada 6.0%
	Algonquin Power & Utilities Corp. (Independent Power & Renewable Electricity Producers)	126,033	923,192
	ATS Automation Tooling Systems, Inc. (Machinery) (a)	34,057	420,553
	Capstone Mining Corp. (Metals & Mining) (a)	184,660	129,898
	CCL Industries, Inc. Class B (Containers & Packaging)	6,790	949,930
	Element Financial Corp. (Diversified Financial Services) (a)	42,500	644,073
	MacDonald Dettwiler & Associates, Ltd. (Aerospace & Defense)	4,200	249,010
	Surge Energy, Inc. (Oil, Gas & Consumable Fuels)	175,300	317,667
	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	79,900	696,456
			4,330,779
	Denmark 0.7%
	ALK-Abello A/S (Pharmaceuticals)	4,030	492,863

	Finland 0.8%
	Cramo OYJ (Trading Companies & Distributors)	29,550	595,518

	France 6.8%
	Alten S.A., Ltd. (IT Services)	11,110	559,808
¤	Altran Technologies S.A. (IT Services)	140,690	1,661,013
	Elior Participations SCA (Commercial Services & Supplies) (b)	26,650	524,343
	Eurofins Scientific (Life Sciences Tools & Services)	1,220	400,687
	Havas S.A. (Media)	32,634	280,630
	IPSOS (Media)	8,930	223,903
	Saft Groupe S.A. (Electrical Equipment)	5,346	218,234
¤	Sopra Steria Group (IT Services)	10,433	996,850
			4,865,468
	Germany 4.3%
	Duerr A.G. (Machinery)	2,400	197,685
	Gerresheimer A.G. (Life Sciences Tools & Services)	9,024	663,119
	KION Group A.G. (Machinery) (a)	18,730	854,590
	Morphosys A.G. (Life Sciences Tools & Services) (a)	6,171	498,606
	ProSiebenSat.1 Media S.E. (Media)	17,290	883,927
			3,097,927
	Hong Kong 1.4%
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	588,000	572,656
	Emperor Watch & Jewellery, Ltd. (Specialty Retail)	1,930,000	70,953
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	742,760	324,801
			968,410
	Ireland 1.4%
	Kingspan Group PLC (Building Products)	22,250	561,174
	Smurfit Kappa Group PLC (Containers & Packaging)	15,592	469,196
			1,030,370
	Italy 10.3%
	Astaldi S.p.A. (Construction & Engineering)	58,148	559,423
¤	Azimut Holding S.p.A. (Capital Markets)	43,619	1,090,308
	Banca Generali S.p.A. (Capital Markets)	10,533	346,573
	Banca Popolare dell'Emilia Romagna S.C. (Banks)	97,750	861,516
	Banco Popolare S.C. (Banks) (a)	39,549	685,834
	Buzzi Unicem S.p.A. (Construction Materials)	24,200	413,283
	Credito Valtellinese S.C. (Banks) (a)	656,120	936,039
	Hera S.p.A (Multi-Utilities)	300,450	758,270
	Infrastrutture Wireless Italiane S.p.A (Diversified Telecommunication Services) (a)(b)	159,425	765,487
	Mediolanum S.p.A. (Insurance)	56,827	454,659
	RAI Way S.p.A (Media) (b)	107,350	557,654
			7,429,046
	Japan 25.1%
	Aida Engineering, Ltd. (Machinery)	21,200	203,216
	Air Water, Inc. (Chemicals)	34,160	593,152
	Asahi Holdings, Inc. (Metals & Mining)	19,700	298,357
	ASKUL Corp. (Internet & Catalog Retail)	6,000	218,824
	Century Tokyo Leasing Corp. (Diversified Financial Services)	9,600	325,719
	CyberAgent, Inc. (Media)	8,800	379,167
¤	Daicel Corp. (Chemicals)	70,700	959,514
	Daifuku Co., Ltd. (Machinery)	47,600	688,642
	Doutor Nichires Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	26,400	425,178
	DTS Corp. (IT Services)	27,700	619,107
	GMO Internet, Inc. (Internet Software & Services)	43,500	726,901
	Hakuhodo DY Holdings, Inc. (Media)	36,100	404,008
	Horiba, Ltd. (Electronic Equipment, Instruments & Components)	19,250	728,467
	IBJ Leasing Co., Ltd. (Diversified Financial Services)	11,600	272,837
	Japan Logistics Fund, Inc. (Real Estate Investment Trusts)	147	276,956
	Kanamoto Co., Ltd. (Trading Companies & Distributors)	4,300	104,434
	Kansai Paint Co., Ltd. (Chemicals)	20,440	332,984
	Leopalace21 Corp. (Real Estate Management & Development) (a)	60,600	331,519
	Meitec Corp. (Professional Services)	7,200	284,665
	MISUMI Group, Inc. (Trading Companies & Distributors)	56,000	692,686
	Nachi-Fujikoshi Corp. (Machinery)	37,000	184,798
	Nichias Corp. (Building Products)	47,000	275,701
	Nifco, Inc. (Auto Components)	15,550	672,514
	Nippo Corp. (Construction & Engineering)	11,000	193,844
	Nippon Shokubai Co., Ltd. (Chemicals)	23,000	340,170
	Nishio Rent All Co., Ltd. (Trading Companies & Distributors)	12,500	320,228
	OBIC Business Consultants, Ltd. (Software)	5,200	227,829
¤	OBIC Co., Ltd. (IT Services)	20,300	964,756
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	5,300	324,581
	SCSK Corp. (IT Services)	25,900	927,873
	Skylark Co., Ltd. (Hotels, Restaurants & Leisure)	48,600	703,501
	St. Marc Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	12,500	435,712
	Sundrug Co., Ltd. (Food & Staples Retailing)	14,600	851,721
	Suruga Bank, Ltd. (Banks)	11,600	249,250
¤	Temp Holdings Co., Ltd. (Professional Services)	24,500	1,014,120
	Tokai Rika Co., Ltd. (Auto Components)	8,500	213,983
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	9,000	246,541
	TS Tech Co., Ltd. (Auto Components)	15,200	429,257
	Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	16,400	598,120
			18,040,832
	Mexico 0.6%
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure)	27,650	413,364

	Netherlands 1.9%
	Aalberts Industries N.V. (Machinery)	18,430	578,481
	USG People N.V. (Professional Services)	53,100	812,940
			1,391,421
	New Zealand 0.8%
	SKYCITY Entertainment Group, Ltd. (Hotels, Restaurants & Leisure)	182,950	533,783

	Norway 0.3%
	SpareBank 1 SMN (Banks)	27,700	214,487

	Portugal 0.9%
	Mota-Engil SGPS S.A. (Construction & Engineering)	153,160	408,914
	NOS SGPS S.A. (Media)	29,100	246,596
			655,510
	Spain 5.7%
	Abengoa S.A. Class B (Construction & Engineering)	174,873	393,135
	Abengoa Yield PLC (Independent Power & Renewable Electricity Producers)	19,053	483,565
	Fomento de Construcciones y Contratas S.A. (Construction & Engineering) (a)	20,215	208,447
	Liberbank S.A. (Banks) (a)	914,350	636,654
	Mediaset Espana Comunicacion S.A. (Media)	24,170	303,804
	Melia Hotels International S.A. (Hotels, Restaurants & Leisure)	58,862	847,499
¤	Merlin Properties Socimi S.A. (Real Estate Investment Trusts) (a)	112,160	1,229,211
			4,102,315
	Sweden 0.8%
	BillerudKorsnas AB (Containers & Packaging)	31,100	477,671
	Modern Times Group AB Class B (Media)	4,160	118,048
			595,719
	Switzerland 2.5%
	EFG International A.G. (Capital Markets) (a)	12,632	147,066
	Gategroup Holding A.G. (Commercial Services & Supplies) (a)	15,920	588,165
	Kuoni Reisen Holding A.G. Registered (Hotels, Restaurants & Leisure) (a)	1,209	335,625
	Temenos Group A.G. Registered (Software) (a)	19,324	708,927
			1,779,783
	United Kingdom 21.2%
¤	Ashtead Group PLC (Trading Companies & Distributors)	83,268	1,276,299
	Babcock International Group PLC (Commercial Services & Supplies)	37,217	576,259
	Bovis Homes Group PLC (Household Durables)	44,105	787,260
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	52,300	733,027
	Halma PLC (Electronic Equipment, Instruments & Components)	50,900	601,724
	Hays PLC (Professional Services)	349,100	908,802
	Inchcape PLC (Distributors)	42,165	528,752
¤	Intermediate Capital Group PLC (Capital Markets)	138,880	1,265,507
	Just Eat PLC (Internet Software & Services) (a)	39,651	269,976
	Ladbrokes PLC (Hotels, Restaurants & Leisure)	237,150	421,824
	Lancashire Holdings, Ltd. (Insurance)	28,340	285,016
	Lavendon Group PLC (Trading Companies & Distributors)	85,350	242,915
	Michael Page International PLC (Professional Services)	88,620	758,396
	Micro Focus International PLC (Software)	28,761	627,907
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance)	49,387	315,751
¤	Playtech PLC (Software)	96,430	1,365,098
	Premier Oil PLC (Oil, Gas & Consumable Fuels) (a)	184,801	386,428
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	37,300	392,893
	Savills PLC (Real Estate Management & Development)	36,940	565,048
	SIG PLC (Trading Companies & Distributors)	73,242	239,165
	SThree PLC (Professional Services)	40,794	247,179
	Stock Spirits Group PLC (Beverages)	117,000	356,748
	Taylor Wimpey PLC (Household Durables)	170,646	518,056
	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	396,000	741,478
	Vesuvius PLC (Machinery)	56,770	362,687
	William Hill PLC (Hotels, Restaurants & Leisure)	68,350	432,186
			15,206,381
	United States 0.8%
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	55,190	592,741
	Total Common Stocks (Cost $62,103,355)		69,253,166

	Preferred Stock 0.1%
	Brazil 0.1%
	Banco ABC Brasil S.A. 7.83% (Banks)	28,400	85,765
	Total Preferred Stock (Cost $173,069)		85,765

	Principal Amount
Short-Term Investment 2.8%
Repurchase Agreement 2.8%
United States 2.8%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $1,990,289 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $2,130,000 and a Market Value of $2,033,149) (Capital Markets)	$1,990,289	1,990,289
Total Short-Term Investment (Cost $1,990,289)		1,990,289
Total Investments (Cost $64,266,713) (c)	99.2%	71,329,220
Other Assets, Less Liabilities	0.8	602,306
Net Assets	100.0%	$71,931,526

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of July 31, 2015, cost was $66,534,151 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$11,583,867
Gross unrealized depreciation	(6,788,798)
Net unrealized appreciation	$4,795,069

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$69,253,166	$—	$—	$69,253,166
Preferred Stock	85,765	—	—	85,765
Short-Term Investment
Repurchase Agreement	—	1,990,289	—	1,990,289
Total Investments in Securities	$69,338,931	$1,990,289	$—	$71,329,220

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Common Stock
Spain	$206,503	$-	$(366,843)	$215,413	$-	$(55,073)	$-	$-	$-	$-
Total	$206,503	$-	$(366,843)	$215,413	$-	$(55,073)	$-	$-	$-	$-

MainStay Epoch U.S. All Cap Fund
Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 96.2% †
	Aerospace & Defense 6.9%
¤	Boeing Co. (The)	133,420	$19,235,162
	Hexcel Corp.	163,300	8,473,637
	Rockwell Collins, Inc.	136,055	11,512,974
	United Technologies Corp.	89,530	8,980,754
			48,202,527
	Auto Components 2.4%
	Dana Holding Corp.	277,030	5,141,677
	Visteon Corp. (a)	118,220	11,766,436
			16,908,113
	Banks 8.6%
	BankUnited, Inc.	110,616	4,039,696
	CIT Group, Inc.	291,340	13,704,634
	Citigroup, Inc.	236,580	13,830,467
	Citizens Financial Group, Inc.	393,305	10,253,461
	Huntington Bancshares, Inc.	620,250	7,238,317
	Investors Bancorp, Inc.	863,470	10,517,065
			59,583,640
	Beverages 1.5%
	PepsiCo., Inc.	109,650	10,564,777

	Biotechnology 1.1%
	Gilead Sciences, Inc.	64,410	7,591,363

	Capital Markets 7.3%
¤	Ameriprise Financial, Inc.	125,160	15,728,857
	BlackRock, Inc.	32,720	11,004,390
	Morgan Stanley	339,590	13,189,676
	Northern Trust Corp.	145,020	11,092,580
			51,015,503
	Chemicals 3.9%
	E.I. du Pont de Nemours & Co.	141,670	7,899,519
	Ecolab, Inc.	75,612	8,756,626
	Praxair, Inc.	91,150	10,403,861
			27,060,006
	Commercial Services & Supplies 1.1%
	Waste Connections, Inc.	148,940	7,466,362

	Construction & Engineering 0.8%
	Jacobs Engineering Group, Inc. (a)	124,615	5,248,784

	Consumer Finance 1.1%
	Synchrony Financial (a)	230,665	7,925,649

	Containers & Packaging 1.4%
	WestRock Co. (a)	151,560	9,557,374

	Distributors 1.2%
	Genuine Parts Co.	91,000	8,094,450

	Diversified Financial Services 2.9%
	CME Group, Inc.	99,395	9,545,896
	Voya Financial, Inc.	230,955	10,843,337
			20,389,233
	Diversified Telecommunication Services 0.8%
	CenturyLink, Inc.	205,610	5,880,446

	Food & Staples Retailing 2.2%
¤	CVS Health Corp.	133,585	15,024,305

	Health Care Equipment & Supplies 1.8%
	Abbott Laboratories	244,980	12,418,036

	Health Care Providers & Services 4.2%
	McKesson Corp.	47,995	10,586,257
¤	UnitedHealth Group, Inc.	153,720	18,661,608
			29,247,865

	Hotels, Restaurants & Leisure 1.5%
	McDonald's Corp.	106,640	10,649,070

	Insurance 5.4%
¤	American International Group, Inc.	300,615	19,275,434
	Marsh & McLennan Cos., Inc.	149,640	8,670,142
	MetLife, Inc.	168,210	9,376,025
			37,321,601
	Internet Software & Services 1.4%
	Google, Inc. Class C (a)	16,076	10,057,306

	IT Services 4.4%
	Fidelity National Information Services, Inc.	165,900	10,854,837
¤	Visa, Inc. Class A	258,482	19,474,034
			30,328,871
	Life Sciences Tools & Services 1.4%
	Agilent Technologies, Inc.	229,365	9,392,497

	Machinery 2.0%
	AGCO Corp.	104,290	5,736,993
	Ingersoll-Rand PLC	138,350	8,494,690
			14,231,683
	Media 2.1%
¤	Time Warner, Inc.	166,625	14,669,665

	Multi-Utilities 1.1%
	Vectren Corp.	182,826	7,696,975

	Multiline Retail 1.1%
	Kohl's Corp.	122,280	7,498,210

	Oil, Gas & Consumable Fuels 4.4%
	Anadarko Petroleum Corp.	160,085	11,902,320
	Devon Energy Corp.	117,200	5,792,024
	Occidental Petroleum Corp.	179,227	12,581,735
			30,276,079
	Pharmaceuticals 2.1%
	AbbVie, Inc.	205,880	14,413,659

	Semiconductors & Semiconductor Equipment 3.0%
	Applied Materials, Inc.	459,150	7,970,844
	Texas Instruments, Inc.	258,308	12,910,234
			20,881,078
	Software 7.5%
	ANSYS, Inc. (a)	77,070	7,256,141
	Citrix Systems, Inc. (a)	111,245	8,411,234
¤	Microsoft Corp.	478,965	22,367,665
	Oracle Corp.	361,900	14,454,286
			52,489,326
	Specialty Retail 4.0%
¤	Home Depot, Inc. (The)	127,330	14,901,430
	TJX Cos., Inc. (The)	189,350	13,220,417
			28,121,847
	Technology Hardware, Storage & Peripherals 5.6%
¤	Apple, Inc.	242,078	29,364,061
	Seagate Technology PLC	187,910	9,508,246
			38,872,307
	Total Common Stocks (Cost $521,195,021)		669,078,607

	Principal Amount
Short-Term Investment 3.4%
Repurchase Agreement 3.4%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $23,730,175 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $24,770,000 and a Market Value of $24,208,291)	$23,730,175	23,730,175
Total Short-Term Investment (Cost $23,730,175)		23,730,175
Total Investments (Cost $544,925,196) (b)	99.6%	692,808,782
Other Assets, Less Liabilities	0.4	2,948,779
Net Assets	100.0%	$695,757,561

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2015, cost was $545,605,066 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$159,013,619
Gross unrealized depreciation	(11,809,903)
Net unrealized appreciation	$147,203,716

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$669,078,607	$—	$—	$669,078,607
Short-Term Investment
Repurchase Agreement	—	23,730,175	—	23,730,175
Total Investments in Securities	$669,078,607	$23,730,175	$—	$692,808,782

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 95.4% †
	Aerospace & Defense 7.2%
	Boeing Co. (The)	1,161	$167,382
	General Dynamics Corp.	2,247	335,050
	Honeywell International, Inc.	2,247	236,047
¤	Lockheed Martin Corp.	2,202	456,034
¤	Raytheon Co.	3,530	385,088
	United Technologies Corp.	1,901	190,689
			1,770,290
	Air Freight & Logistics 0.9%
	United Parcel Service, Inc. Class B	2,217	226,932

	Banks 2.8%
	Commonwealth Bank of Australia, Sponsored ADR	1,976	126,642
	M&T Bank Corp.	1,463	191,872
	People's United Financial, Inc.	10,076	163,937
	Wells Fargo & Co.	3,620	209,489
			691,940
	Beverages 3.3%
	Coca-Cola Co. (The)	4,585	188,352
	Coca-Cola Enterprises, Inc.	4,450	227,306
	Molson Coors Brewing Co. Class B	3,575	254,325
	PepsiCo., Inc.	1,448	139,515
			809,498
	Capital Markets 0.9%
	BlackRock, Inc.	634	213,227

	Chemicals 2.5%
	Dow Chemical Co. (The)	5,340	251,300
	Potash Corporation of Saskatchewan, Inc.	7,632	207,438
	RPM International, Inc.	3,092	144,922
			603,660
	Commercial Services & Supplies 4.3%
	Deluxe Corp.	4,797	309,071
	R.R. Donnelley & Sons Co.	10,658	187,048
	Republic Services, Inc.	5,279	224,516
	Waste Management, Inc.	6,848	350,138
			1,070,773
	Containers & Packaging 0.8%
	Bemis Co., Inc.	4,540	202,348

	Distributors 0.9%
	Genuine Parts Co.	2,474	220,062

	Diversified Financial Services 1.5%
¤	CME Group, Inc.	3,876	372,251

	Diversified Telecommunication Services 4.4%
¤	AT&T, Inc.	13,002	451,690
	CenturyLink, Inc.	9,533	272,644
	Verizon Communications, Inc.	7,693	359,955
			1,084,289
	Electric Utilities 6.0%
	Duke Energy Corp.	4,676	347,053
	Entergy Corp.	2,444	173,573
	Eversource Energy	5,837	290,215
	PPL Corp.	10,981	349,305
	Southern Co. (The)	3,560	159,239
	Westar Energy, Inc.	4,238	159,561
			1,478,946
	Electrical Equipment 1.9%
	Eaton Corp. PLC	3,876	234,808
	Emerson Electric Co.	4,631	239,654
			474,462
	Food & Staples Retailing 2.1%
	CVS Health Corp.	2,987	335,948
	Wal-Mart Stores, Inc.	2,564	184,557
			520,505
	Food Products 3.1%
	Campbell Soup Co.	4,962	244,676
	Hershey Co. (The)	1,599	148,531
	Kraft Heinz Co. (The)	4,631	368,026
			761,233
	Gas Utilities 0.7%
	WGL Holdings, Inc.	2,866	160,209

	Health Care Equipment & Supplies 0.7%
	Medtronic PLC	2,323	182,100

	Health Care Providers & Services 1.1%
	UnitedHealth Group, Inc.	2,187	265,502

	Hotels, Restaurants & Leisure 0.6%
	McDonald's Corp.	1,478	147,593

	Household Products 3.0%
	Colgate-Palmolive Co.	1,946	132,367
¤	Kimberly-Clark Corp.	3,318	381,470
	Procter & Gamble Co. (The)	2,987	229,103
			742,940
	Industrial Conglomerates 1.4%
	3M Co.	2,278	344,753

	Insurance 3.0%
	Allianz S.E., Sponsored ADR	11,267	184,779
	Arthur J. Gallagher & Co.	6,803	322,666
	Marsh & McLennan Cos., Inc.	3,786	219,361
			726,806
	IT Services 2.3%
	Automatic Data Processing, Inc.	3,514	280,312
	Paychex, Inc.	6,094	282,761
			563,073
	Media 1.4%
	Regal Entertainment Group Class A	8,024	165,294
	Time Warner, Inc.	1,916	168,685
			333,979
	Metals & Mining 1.0%
	BHP Billiton, Ltd., Sponsored ADR	3,439	131,955
	Rio Tinto PLC, Sponsored ADR	3,047	117,675
			249,630
	Multi-Utilities 7.4%
	Ameren Corp.	7,979	327,777
	CMS Energy Corp.	7,300	250,098
	Dominion Resources, Inc.	3,137	224,923
	NiSource, Inc.	8,513	148,637
	SCANA Corp.	2,655	145,494
	TECO Energy, Inc.	9,171	202,862
	Vectren Corp.	4,118	173,368
	WEC Energy Group, Inc.	6,878	337,022
			1,810,181
	Oil, Gas & Consumable Fuels 6.5%
	ConocoPhillips	4,600	231,564
	Enterprise Products Partners, L.P.	9,985	282,875
	Exxon Mobil Corp.	1,508	119,449
	Kinder Morgan, Inc.	9,714	336,493
	Occidental Petroleum Corp.	2,293	160,969
	Royal Dutch Shell PLC, Sponsored ADR	2,942	169,106
	Spectra Energy Corp.	5,128	155,173
	Targa Resources Partners, L.P.	3,861	144,556
			1,600,185
	Pharmaceuticals 5.2%
¤	AbbVie, Inc.	7,104	497,351
	Johnson & Johnson	3,665	367,270
	Merck & Co., Inc.	4,148	244,566
	Pfizer, Inc.	5,083	183,293
			1,292,480
	Real Estate Investment Trusts 3.0%
	Corrections Corporation of America	4,691	164,982
¤	Health Care REIT, Inc.	5,475	379,801
	Iron Mountain, Inc.	6,637	199,442
			744,225
	Semiconductors & Semiconductor Equipment 2.9%
	Intel Corp.	4,329	125,325
	KLA-Tencor Corp.	3,424	181,643
	Linear Technology Corp.	3,243	132,963
	Microchip Technology, Inc.	6,169	264,280
			704,211
	Software 1.9%
	Microsoft Corp.	5,234	244,428
	Oracle Corp.	5,626	224,702
			469,130
	Specialty Retail 1.2%
	Home Depot, Inc. (The)	2,594	303,576

	Technology Hardware, Storage & Peripherals 2.4%
	Apple, Inc.	2,323	281,780
	Seagate Technology PLC	6,214	314,428
			596,208
	Tobacco 6.0%
¤	Altria Group, Inc.	9,427	512,640
¤	Philip Morris International, Inc.	4,827	412,854
¤	Reynolds American, Inc.	6,456	553,860
			1,479,354
	Wireless Telecommunication Services 1.1%
	Vodafone Group PLC, Sponsored ADR	7,180	271,260

	Total Common Stocks (Cost $20,140,540)		23,487,811

	Principal Amount
Short-Term Investment 1.4%
Repurchase Agreement 1.4%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $340,941 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $365,000 and a Market Value of $348,403)	$340,941	340,941
Total Short-Term Investment (Cost $340,941)		340,941
Total Investments (Cost $20,481,481) (a)	96.8%	23,828,752
Other Assets, Less Liabilities	3.2	787,120
Net Assets	100.0%	$24,615,872

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2015, cost was $20,539,059 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$3,984,179
Gross unrealized depreciation	(694,486)
Net unrealized appreciation	$3,289,693

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$23,487,811	$—	$—	$23,487,811
Short-Term Investment
Repurchase Agreement	—	340,941	—	340,941
Total Investments in Securities	$23,487,811	$340,941	$—	$23,828,752

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.9%†
	Corporate Bonds 1.0%
	Containers, Packaging & Glass 0.1%
	Greif, Inc. 7.75%, due 8/1/19	$1,350,000	$1,498,499
¤	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	328,000	345,015
			1,843,514
	Finance 0.2%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	3,000,000	2,801,250

	Mining, Steel, Iron & Non-Precious Metals 0.0%‡
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	330,000	303,600

	Oil & Gas 0.1%
	FTS International, Inc. 7.783%, due 6/15/20 (a)(b)	1,670,000	1,604,416

	Real Estate 0.3%
	iStar Financial, Inc.
	4.00%, due 11/1/17	1,800,000	1,768,500
	5.00%, due 7/1/19	1,800,000	1,766,358
			3,534,858
	Software 0.2%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	2,753,000	2,911,297

	Telecommunications 0.1%
	CommScope, Inc. 4.375%, due 6/15/20 (a)	890,000	895,563

	Total Corporate Bonds (Cost $13,950,357)		13,894,498

	Floating Rate Loans 87.6% (c)
	Aerospace & Defense 3.3%
	American Airlines, Inc. New Term Loan 3.25%, due 6/26/20	7,204,578	7,163,411
	BE Aerospace, Inc. 2014 Term Loan B 4.00%, due 12/16/21	6,102,884	6,154,381
	Booz Allen Hamilton, Inc. New Term Loan 3.75%, due 7/31/19	10,294,494	10,318,089
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25%, due 7/7/22	4,550,000	4,547,156
	Science Applications International Corp. Term Loan B 3.75%, due 5/4/22	4,987,500	5,003,086
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	7,235,956	7,216,962
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	6,009,677	5,995,728
			46,398,813
	Automobile 4.3%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 4.75%, due 4/27/20	4,813,271	4,813,271
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19	5,347,524	5,360,893
	Capital Automotive, L.P.
	New Term Loan B 4.00%, due 4/10/19	7,866,658	7,894,750
	New 2nd Lien Term Loan 6.00%, due 4/30/20	1,666,667	1,689,583
	Chrysler Group LLC
	2018 Term Loan B 3.25%, due 12/31/18	2,962,500	2,959,538
	New Term Loan B 3.50%, due 5/24/17	6,710,364	6,704,492
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	9,405,000	9,289,394
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 3.75%, due 4/30/19	7,500,000	7,523,438
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21	1,946,569	1,947,381
	MPG Holdco I, Inc. USD Term Loan B 3.75%, due 10/20/21	4,854,760	4,856,741
	Tower Automotive Holdings USA LLC New Term Loan 4.00%, due 4/23/20	5,851,695	5,844,380
	U.S. Farathane LLC Term Loan B 6.75%, due 12/23/21	3,046,875	3,067,746
			61,951,607
	Beverage, Food & Tobacco 1.3%
	Albertson's LLC Term Loan B4 5.50%, due 8/25/21	8,778,000	8,807,924
	American Seafoods Group LLC New Term Loan B 6.50%, due 3/18/18 (d)	2,348,022	2,277,582
	Hostess Brands LLC 1st Lien Term Loan 4.50%, due 8/6/22	1,000,000	1,001,875
	New Albertson's, Inc. Term Loan 4.75%, due 6/27/21	3,308,333	3,313,296
	Pinnacle Foods Finance LLC Term Loan G 3.00%, due 4/29/20	3,155,052	3,145,192
			18,545,869
	Broadcasting & Entertainment 4.7%
	Cequel Communications LLC Term Loan B 3.50%, due 2/14/19	5,877,761	5,865,517
	Charter Communications Operating LLC Term Loan I 3.50%, due 1/31/23	3,571,429	3,577,807
	Clear Channel Communications, Inc. Term Loan D 6.94%, due 1/30/19	3,250,000	2,979,844
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	8,097,270	7,449,488
	Mission Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,283,419	1,284,221
	Nexstar Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,455,418	1,456,327
	Numericable U.S. LLC
	USD Term Loan B1 4.50%, due 5/21/20	3,736,370	3,743,765
	USD Term Loan B2 4.50%, due 5/21/20	3,232,470	3,238,867
	TWCC Holding Corp. Extended Term Loan 5.75%, due 2/13/20	4,450,328	4,393,310
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/1/20	3,517,989	3,510,844
	Term Loan C4 4.00%, due 3/1/20	11,947,927	11,932,992
	UPC Financing Partnership USD Term Loan AH 3.25%, due 6/30/21	3,504,077	3,473,417
¤	WideOpenWest Finance LLC
	Term Loan B1 3.75%, due 7/17/17	2,267,096	2,262,238
	2015 Term Loan B 4.50%, due 4/1/19	11,662,184	11,670,510
			66,839,147
	Buildings & Real Estate 2.5%
	Continental Building Products LLC 1st Lien Term Loan 4.00%, due 8/28/20	4,633,159	4,620,131
	Headwaters, Inc. Term Loan B 4.50%, due 3/24/22	2,000,000	2,007,500
	Priso Acquisition Corp. 1st Lien Term Loan 4.50%, due 5/8/22 (d)	2,400,000	2,397,000
	Realogy Corp. New Term Loan B 3.75%, due 3/5/20	12,171,276	12,175,085
	USIC Holdings, Inc. 1st Lien Term Loan 4.00%, due 7/10/20 (d)	5,880,000	5,850,600
	Wilsonart LLC Term Loan B 4.00%, due 10/31/19	8,339,757	8,308,483
			35,358,799
	Chemicals, Plastics & Rubber 4.4%
	Allnex USA, Inc. USD Term Loan B2 4.50%, due 10/3/19	1,561,981	1,561,981
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20	7,917,069	7,904,703
	AZ Chem US, Inc. 1st Lien Term Loan 4.50%, due 6/12/21	2,204,137	2,204,443
	Chemours Co. (The) Term Loan B 3.75%, due 5/12/22	2,000,000	1,920,000
	ColourOz Investment 2 LLC USD 2nd Lien Term Loan B2 8.25%, due 9/6/22	1,285,714	1,272,857
	ECO Services Operations LLC Term Loan B 4.75%, due 12/1/21	1,293,500	1,296,734
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	1,488,750	1,487,510
	New 2nd Lien Term Loan 7.75%, due 8/1/22	1,300,000	1,290,792
	Flint Group US LLC USD 1st Lien Term Loan B2 4.50%, due 9/7/21	3,301,813	3,305,941
	Ineos US Finance LLC 2015 USD Term Loan 4.25%, due 3/31/22	2,773,046	2,777,999
	MacDermid, Inc.
	USD 1st Lien Term Loan 4.50%, due 6/7/20	5,880,000	5,897,852
	Term Loan B2 4.75%, due 6/7/20	1,492,500	1,497,631
	Polymer Group, Inc. 1st Lien Term Loan 5.25%, due 12/19/19	5,516,522	5,546,405
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17	5,663,526	5,652,199
	Solenis International, L.P.
	USD 1st Lien Term Loan 4.25%, due 7/31/21	1,488,750	1,478,205
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	1,250,000	1,209,766
¤	Univar, Inc. 2015 Term Loan 4.25%, due 7/1/22	14,000,000	14,014,994
	Zep, Inc. Term Loan 5.75%, due 6/27/22	2,600,000	2,617,875
			62,937,887
	Containers, Packaging & Glass 3.8%
	Anchor Glass Container Corp. 2015 1st Lien Term Loan 4.50%, due 7/1/22	3,200,000	3,208,000
	Ardagh Holdings USA, Inc. Incremental Term Loan 4.00%, due 12/17/19	6,947,387	6,936,965
	Berry Plastics Holding Corp. Term Loan E 3.75%, due 1/6/21	7,347,853	7,350,873
	Caraustar Industries, Inc. Term Loan B 8.00%, due 5/1/19	2,545,345	2,541,102
	Centor US Holding, Inc.
	USD 1st Lien Term Loan 4.25%, due 5/2/21	4,450,063	4,450,063
	USD 2nd Lien Term Loan 8.00%, due 5/2/22	650,000	653,250
	Klockner-Pentaplast of America, Inc. USD Term Loan 5.00%, due 4/28/20	1,471,257	1,478,614
	Multi Packaging Solutions, Inc. USD Term Loan A 4.25%, due 9/30/20	990,000	986,700
	Onex Wizard US Acquisition, Inc. USD Term Loan 4.25%, due 3/13/22	2,992,500	2,997,073
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.25%, due 10/3/22	1,000,000	995,000
¤	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50%, due 12/1/18	14,478,508	14,549,018
	Signode Industrial Group US, Inc. USD Term Loan B 3.75%, due 5/1/21	4,581,481	4,560,008
	Tekni-Plex, Inc. 2015 USD Term Loan B 4.50%, due 6/1/22	3,200,000	3,204,573
			53,911,239
	Diversified/Conglomerate Manufacturing 3.4%
	Allied Security Holdings LLC
	New 1st Lien Term Loan 4.25%, due 2/12/21	1,944,841	1,939,979
	New 2nd Lien Term Loan 8.00%, due 8/13/21	871,233	870,507
	Atkore International, Inc.
	1st Lien Term Loan 4.50%, due 4/9/21	3,168,099	3,062,497
	2nd Lien Term Loan 7.75%, due 10/9/21	1,950,000	1,831,376
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	5,295,846	5,322,325
	Filtration Group Corp. 1st Lien Term Loan 4.25%, due 11/21/20	1,200,000	1,202,100
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	9,226,505	8,893,484
	Maxim Crane Works, L.P. 2nd Lien Term Loan 10.25%, due 11/26/18	3,662,500	3,662,500
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/25/21	2,935,250	2,945,494
	NN, Inc. Term Loan B 6.00%, due 8/27/21	1,005,396	1,006,000
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.50%, due 11/27/20 (d)	2,488,525	2,395,205
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	12,289,492	12,281,811
	2nd Lien Term Loan 7.00%, due 3/26/21	1,149,474	1,153,784
	Sensus USA, Inc. 1st Lien Term Loan 4.50%, due 5/9/17	2,002,861	1,995,350
			48,562,412
	Diversified/Conglomerate Service 9.2%
	Acosta Holdco, Inc. 2015 Term Loan 4.25%, due 9/26/21	4,253,625	4,253,625
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.25%, due 7/23/21	9,925,000	9,901,567
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	1,458,333	1,445,573
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.25%, due 1/25/21	2,954,871	2,959,179
	New 2nd Lien Term Loan 7.50%, due 1/24/22	1,372,396	1,374,684
	AVSC Holding Corp. 1st Lien Term Loan 4.50%, due 1/24/21	1,126,175	1,124,768
	Brickman Group, Ltd. LLC
	1st Lien Term Loan 4.00%, due 12/18/20	4,545,627	4,532,367
	2nd Lien Term Loan 7.50%, due 12/17/21	1,400,000	1,397,375
	Brock Holdings III, Inc. New Term Loan B 6.00%, due 3/16/17	1,601,154	1,591,146
	Capital Safety North America Holdings, Inc.
	1st Lien Term Loan 3.75%, due 3/29/21	3,607,143	3,600,531
	2nd Lien Term Loan 6.50%, due 3/28/22	1,600,000	1,610,000
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	5,391,971	5,359,959
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20 (d)	5,999,692	5,598,463
	Connolly Corp. 1st Lien Term Loan 4.50%, due 5/14/21	3,578,856	3,590,785
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (d)	1,661,762	1,484,507
	2nd Lien Term Loan 8.75%, due 12/21/20 (d)	200,000	160,000
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	2,594,088	2,587,603
¤	First Data Corp.
	New 2018 Extended Term Loan 3.687%, due 3/24/18	5,250,000	5,235,237
	New 2018 Term Loan 3.687%, due 9/24/18	5,100,000	5,085,123
	Extended 2021 Term Loan 4.187%, due 3/24/21	4,670,416	4,682,741
	Genesys Telecom Holdings U.S., Inc.
	Term Loan B 4.00%, due 2/8/20	3,584,141	3,570,700
	Delayed Draw Term Loan 4.50%, due 11/13/20	1,970,000	1,975,747
	Information Resources, Inc. Term Loan B 4.75%, due 9/30/20	2,959,937	2,968,275
	Kronos, Inc. Initial Incremental Term Loan 4.50%, due 10/30/19	4,352,716	4,358,157
	Mitchell International, Inc. New 1st Lien Term Loan 4.50%, due 10/12/20	5,068,093	5,072,847
	MX Holdings US, Inc. Term Loan B1A 4.00%, due 8/14/22	4,387,972	4,398,942
	Prime Security Services Borrower LLC 1st Lien Term Loan 5.00%, due 7/1/21	4,666,667	4,676,387
	Sabre, Inc.
	Term Loan C 3.50%, due 2/19/18	361,650	361,198
	Term Loan B 4.00%, due 2/19/19	2,989,783	2,997,879
	ServiceMaster Co. 2014 Term Loan B 4.25%, due 7/1/21	11,612,250	11,630,911
	Sophia, L.P. 2014 Term Loan B 4.00%, due 7/19/18	4,779,574	4,783,158
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	1,447,723	1,320,142
	SunGard Data Systems, Inc.
	Term Loan C 3.938%, due 2/28/17	2,364,888	2,364,888
	Term Loan E 4.00%, due 3/8/20	6,799,188	6,807,687
	Vantiv LLC 2014 Term Loan B 3.75%, due 6/13/21	2,541,429	2,549,688
	Verint Systems, Inc. USD Term Loan 3.50%, due 9/6/19	4,598,719	4,592,971
			132,004,810
	Ecological 0.6%
	ADS Waste Holdings, Inc. New Term Loan 3.75%, due 10/9/19	4,164,332	4,142,470
	Multi Packaging Solutions, Inc.
	2014 Term Loan B 4.25%, due 9/30/20	1,069,792	1,064,443
	Incremental Term Loan 4.25%, due 9/30/20	725,751	723,936
	Waste Industries USA, Inc. New Term Loan B 4.25%, due 2/27/20	2,660,000	2,669,975
			8,600,824
	Electronics 5.7%
	Black Knight InfoServ LLC Term Loan B 3.75%, due 5/27/22	1,333,333	1,338,333
	Blue Coat Holdings, Inc. 2015 Term Loan 4.50%, due 5/20/22	4,772,380	4,777,353
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	3,616,003	3,297,795
	CDW LLC New Term Loan 3.25%, due 4/29/20	1,427,679	1,421,730
	CommScope, Inc. Term Loan B5 3.75%, due 5/30/22	3,000,000	3,007,500
	CPI International, Inc. New Term Loan B 4.25%, due 11/17/17	997,475	992,487
	Dell International LLC USD Term Loan B2 4.00%, due 4/29/20	8,330,447	8,324,666
	EIG Investors Corp. 2013 Term Loan 5.00%, due 11/9/19	5,947,120	5,932,252
	Epicor Software Corp. 1st Lien Term Loan 4.75%, due 6/1/22	10,869,565	10,853,261
	Evertec Group LLC New Term Loan B 3.50%, due 4/17/20	2,456,208	2,413,224
	Go Daddy Operating Co. LLC New Term Loan B 4.25%, due 5/13/21	3,964,975	3,980,946
	Hyland Software, Inc. 2nd Lien Term Loan 8.25%, due 7/1/23	1,300,000	1,293,500
	Infor (US), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	1,936,643	1,920,505
	USD Term Loan B5 3.75%, due 6/3/20	8,729,093	8,667,265
	Informatica Corp. USD Term Loan 4.50%, due 5/29/22	1,400,000	1,400,000
	Riverbed Technology, Inc. Term Loan B 6.00%, due 4/24/22	3,990,000	4,037,026
	SS&C Technologies, Inc.
	2015 Term Loan B1 4.00%, due 7/8/22	9,576,084	9,647,904
	2015 Term Loan B2 4.00%, due 7/8/22	1,578,475	1,590,314
	TTM Technologies, Inc. 1st Lien Term Loan 6.00%, due 5/31/21	1,500,000	1,483,751
	Zebra Technologies Corp. Term Loan B 4.75%, due 10/27/21	5,645,455	5,706,612
			82,086,424
	Finance 2.1%
	Avis Budget Car Rental LLC New Term Loan B 3.00%, due 3/15/19	2,357,294	2,356,311
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	2,952,023	2,830,990
	Duff & Phelps Investment Management Co. Term Loan B 4.50%, due 4/23/20	8,832,391	8,839,748
	Hertz Corp. (The)
	Term Loan B2 3.00%, due 3/11/18	343,537	343,108
	New Synthetic LC 3.75%, due 3/11/18 (d)	5,250,000	5,197,500
	Interactive Data Corp. 2014 Term Loan 4.75%, due 5/2/21	6,443,697	6,464,639
	ON Assignment, Inc. 2015 Term Loan 3.75%, due 6/3/22	3,475,758	3,481,552
			29,513,848
	Healthcare, Education & Childcare 9.0%
	Akorn, Inc. Term Loan B 4.50%, due 4/16/21	4,466,250	4,473,695
	Alvogen Pharma US, Inc. Term Loan 6.00%, due 4/2/22	2,765,000	2,770,184
	Amsurg Corp. 1st Lien Term Loan B 3.75%, due 7/16/21	5,558,962	5,565,044
¤	Community Health Systems, Inc.
	Term Loan F 3.534%, due 12/31/18	2,094,166	2,097,657
	Term Loan G 3.75%, due 12/31/19	4,573,196	4,579,548
	Term Loan H 4.00%, due 1/27/21	8,414,558	8,444,943
	Concentra, Inc. 1st Lien Term Loan 4.00%, due 6/1/22	3,815,761	3,808,607
	Curo Health Services LLC 2015 1st Lien Term Loan 6.50%, due 2/7/22	3,241,875	3,249,980
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	8,099,982	8,110,107
	Envision Healthcare Corp. Term Loan 4.00%, due 5/25/18	8,115,528	8,122,288
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.19%, due 2/27/21	2,984,887	2,992,349
	HCA, Inc.
	Term Loan B5 2.94%, due 3/31/17	643,224	643,849
	Extended Term Loan B4 3.032%, due 5/1/18	2,251,356	2,253,544
	Horizon Pharma Holdings USA, Inc. Term Loan B 4.50%, due 5/7/21	1,200,000	1,203,750
	IASIS Healthcare LLC Term Loan B2 4.50%, due 5/3/18	3,330,223	3,335,775
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	1,559,895	1,554,881
	Kindred Healthcare, Inc. New Term Loan 4.25%, due 4/9/21	5,646,722	5,665,542
	Kinetic Concepts, Inc. USD Term Loan E1 4.50%, due 5/4/18	7,609,499	7,640,417
	Millennium Health LLC Term Loan B 5.25%, due 4/16/21	3,960,000	1,544,400
	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	7,812,654	7,815,100
	2nd Lien Term Loan 9.50%, due 12/7/19	4,539,000	4,512,901
	Opal Acquisition, Inc. 1st Lien Term Loan 5.00%, due 11/27/20	6,973,194	6,863,366
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	5,294,962	5,255,912
	Pharmaceutical Product Development LLC New Term Loan B 4.00%, due 12/5/18	6,281,383	6,275,773
	Quintiles Transnational Corp. 2015 Term Loan B 3.25%, due 5/12/22	2,400,000	2,406,000
	RPI Finance Trust Term Loan B4 3.50%, due 11/9/20	4,102,051	4,108,204
	Select Medical Corp. Series E Term Loan B 3.751%, due 6/1/18	2,547,682	2,547,682
	Sterigenics-Nordion Holdings LLC Term Loan B 4.25%, due 5/15/22	3,750,000	3,768,750
	Surgical Care Affiliates, Inc. Term Loan B 4.25%, due 3/17/22	1,995,000	1,993,753
	Valeant Pharmaceuticals International Term Loan B F1 4.00%, due 4/1/22	4,845,000	4,863,721
			128,467,722
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.9%
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	8,010,518	8,023,536
	Staples, Inc. Term Loan B TBD, due 4/30/21 (d)	3,360,000	3,359,516
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	2,080,334	2,083,454
			13,466,506
	Hotels, Motels, Inns & Gaming 4.7%
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 10.00%, due 3/1/17 (e)	3,622,550	3,144,826
	Extended Term Loan B6 11.00%, due 3/1/17 (e)	3,249,010	2,861,448
	Term Loan B7 13.00%, due 1/28/18 (e)	2,897,096	2,482,191
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/11/20	4,395,095	4,101,564
	CityCenter Holdings LLC Term Loan B 4.25%, due 10/16/20	7,092,265	7,106,194
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	6,104,763	6,111,442
	La Quinta Intermediate Holdings LLC Term Loan B 4.00%, due 4/14/21	6,184,854	6,192,585
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	7,382,115	7,354,432
	Pinnacle Entertainment, Inc. Term Loan B2 3.75%, due 8/13/20	4,349,607	4,349,607
¤	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20	13,790,000	13,835,962
	Station Casinos LLC Term Loan B 4.25%, due 3/2/20	9,832,805	9,848,607
			67,388,858
	Insurance 2.8%
	Alliant Holdings I, Inc. 2015 Term Loan B 4.50%, due 8/6/22 (d)	3,266,667	3,261,564
¤	Asurion LLC
	New Term Loan B1 5.00%, due 5/24/19	6,663,717	6,678,523
	Term Loan B4 5.00%, due 8/4/22	5,200,000	5,191,331
	New 2nd Lien Term Loan 8.50%, due 3/3/21	2,000,000	2,009,166
	Hub International, Ltd. Term Loan B 4.00%, due 10/2/20	6,915,207	6,878,709
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21	4,784,498	4,748,614
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	6,405,138	6,339,088
	2nd Lien Term Loan 6.75%, due 2/28/22	4,800,000	4,742,002
			39,848,997
	Leisure, Amusement, Motion Pictures & Entertainment 2.4%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	2,745,333	2,754,484
	CDS U.S. Intermediate Holdings, Inc. 1st Lien Term Loan 6.25%, due 7/8/22	2,600,000	2,615,600
	Creative Artists Agency, LLC Term Loan B 5.50%, due 12/17/21	1,376,039	1,390,832
	Fitness International LLC Term Loan B 5.50%, due 7/1/20	4,952,481	4,748,191
	LTF Merger Sub, Inc. Term Loan B 4.25%, due 6/10/22	1,866,667	1,862,000
	Regal Cinemas Corp. 2015 Term Loan 3.75%, due 4/1/22	3,058,978	3,071,724
	SeaWorld Parks & Entertainment, Inc. Incremental Term Loan B3 4.00%, due 5/14/20	2,992,500	2,980,344
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 5.25%, due 5/6/21	3,997,125	3,999,124
	2nd Lien Term Loan 8.25%, due 5/6/22	2,800,000	2,716,000
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	8,192,419	8,102,597
			34,240,896
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.9%
	Alliance Laundry Systems LLC
	REFI Term Loan 4.25%, due 12/10/18	5,544,449	5,555,998
	2nd Lien Term Loan 9.50%, due 12/10/19	1,534,091	1,534,091
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	6,739,726	6,609,144
	CPM Holdings, Inc. Term Loan B 6.00%, due 4/11/22	2,000,000	2,012,500
	Generac Power Systems, Inc. Term Loan B 3.25%, due 5/31/20	3,723,010	3,698,189
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	14,998,184	14,990,685
	Silver II US Holdings LLC Term Loan 4.00%, due 12/13/19	7,750,807	7,458,214
			41,858,821
	Mining, Steel, Iron & Non-Precious Metals 2.3%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19 (d)	3,943,819	3,214,212
	Fairmount Minerals, Ltd. New Term Loan B2 4.50%, due 9/5/19	3,930,000	3,566,475
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21	4,451,288	4,429,031
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/1/17	3,064,249	3,037,437
	McJunkin Red Man Corp. New Term Loan 5.00%, due 11/8/19 (d)	3,073,595	3,019,807
	Minerals Technologies Inc. 2015 Term Loan B 3.75%, due 5/9/21	3,633,533	3,651,701
	Novelis, Inc. 2015 Term Loan B 4.00%, due 6/2/22	10,000,000	9,985,710
	Peabody Energy Corp. Term Loan B 4.25%, due 9/24/20	2,038,750	1,556,586
			32,460,959
	Oil & Gas 2.8%
	American Energy-Marcellus LLC
	1st Lien Term Loan 5.25%, due 8/4/20 (d)	2,000,000	1,395,000
	2nd Lien Term Loan 8.50%, due 8/4/21 (d)	500,000	175,000
	CITGO Holding, Inc. 2015 Term Loan B 9.50%, due 5/12/18	5,136,600	5,147,839
	Energy Transfer Equity, L.P. 2015 Term Loan 4.00%, due 12/2/19	6,691,765	6,685,495
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	626,303	620,954
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20 (d)	6,500,000	3,518,125
	HGIM Corp. Term Loan B 5.50%, due 6/18/20 (d)	2,093,735	1,603,451
	Penn Products Terminals, LLC Term Loan B 4.75%, due 4/13/22	4,654,934	4,689,845
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18 (d)	3,441,199	3,389,581
	Samson Investment Co. New 2nd Lien Term Loan 5.00%, due 9/25/18 (d)	6,700,000	1,876,000
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21 (d)	4,355,036	3,247,224
	Sheridan Investment Partners II, L.P.
	Term Loan A 4.25%, due 12/16/20	398,196	330,503
	Term Loan B 4.25%, due 12/16/20 (d)	2,862,511	2,375,884
	Term Loan M 4.25%, due 12/16/20	148,505	123,259
	Templar Energy LLC New 2nd Lien Term Loan 8.50%, due 11/25/20 (d)	2,500,000	1,550,000
	Western Refining, Inc. Term Loan B 4.25%, due 11/12/20	3,447,500	3,442,115
			40,170,275
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.7%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	5,895,000	5,879,036
	Hillman Group Inc. (The) Term Loan B 4.50%, due 6/30/21 (d)	1,500,000	1,508,438
	Prestige Brands, Inc. Term Loan B3 3.509%, due 9/3/21	160,737	160,817
	Spectrum Brands, Inc. USD Term Loan 3.75%, due 6/23/22	5,329,655	5,348,309
	SRAM LLC New Term Loan B 4.021%, due 4/10/20	6,846,345	6,820,672
	Varsity Brands, Inc. 1st Lien Term Loan 5.00%, due 12/11/21	3,980,000	4,013,165
			23,730,437
	Personal Transportation 0.7%
	Orbitz Worldwide, Inc. 2014 Term Loan B 4.50%, due 4/15/21	6,653,032	6,644,715
	United Airlines, Inc. New Term Loan B 3.25%, due 4/1/19	2,902,728	2,895,472
			9,540,187
	Personal, Food & Miscellaneous Services 0.1%
	Weight Watchers International, Inc. Term Loan B2 4.00%, due 4/2/20	2,720,065	1,414,434

	Printing & Publishing 1.5%
	Cengage Learning Acquisitions, Inc. 1st Lien Term Loan 7.00%, due 3/31/20	1,328,011	1,332,046
	Checkout Holding Corp. 1st Lien Term Loan 4.50%, due 4/9/21	4,697,525	4,016,384
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	3,963,355	2,801,597
	McGraw-Hill Global Education Holdings LLC 2015 Term Loan B 4.75%, due 3/22/19	1,379,044	1,381,630
	Penton Media, Inc. New 2nd Lien Term Loan 9.00%, due 10/2/20	1,400,000	1,403,500
	SNL Financial LC Term Loan 4.50%, due 10/23/18	2,851,759	2,848,194
	Tribune Media Co. Term Loan 3.75%, due 12/27/20	7,139,485	7,141,719
			20,925,070
	Retail Store 5.2%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 5.25%, due 9/1/21	4,951,472	4,988,608
	BJ's Wholesale Club, Inc.
	New 1st Lien Term Loan 4.50%, due 9/26/19	6,415,467	6,420,439
	New 2nd Lien Term Loan 8.50%, due 3/26/20	975,000	980,484
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	4,064,256	4,087,963
	J Crew Group, Inc. New Term Loan B 4.00%, due 3/5/21	1,583,886	1,306,141
	Leslie's Poolmart, Inc. New Term Loan 4.25%, due 10/16/19	6,948,626	6,948,626
	Michaels Stores, Inc.
	Term Loan B 3.75%, due 1/28/20	10,918,968	10,926,764
	Incremental 2014 Term Loan B2 4.00%, due 1/28/20	1,782,000	1,787,446
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	10,014,223	9,973,545
	Party City Holdings, Inc. Term Loan 4.00%, due 7/27/19	6,565,807	6,560,679
	Petco Animal Supplies, Inc. New Term Loan 4.00%, due 11/24/17	6,378,889	6,382,436
	PetSmart, Inc. Term Loan B 4.25%, due 3/11/22	8,478,750	8,507,654
	Pilot Travel Centers LLC 2014 Term Loan B 4.25%, due 10/1/21	5,989,500	6,054,744
			74,925,529
	Telecommunications 2.4%
	Avaya, Inc.
	Term Loan B7 6.25%, due 5/29/20	2,947,468	2,801,324
	Term Loan B6 6.50%, due 3/30/18	3,170,941	3,146,169
	Level 3 Financing, Inc.
	2015 Term Loan B2 3.50%, due 5/31/22	2,880,000	2,864,880
	New 2019 Term Loan 4.00%, due 8/1/19	5,800,000	5,807,250
	2013 Term Loan B 4.00%, due 1/15/20	4,000,000	4,008,752
	LTS Buyer LLC
	1st Lien Term Loan 4.00%, due 4/13/20	5,880,000	5,843,250
	2nd Lien Term Loan 8.00%, due 4/12/21	316,250	314,273
	Mitel US Holdings Inc. 2015 Term Loan 5.00%, due 4/29/22	5,000,000	5,031,250
	Syniverse Holdings, Inc. Term Loan 4.00%, due 4/23/19	4,195,002	3,980,008
			33,797,156
	Utilities 2.9%
	Astoria Energy LLC Term Loan B 5.00%, due 12/24/21	2,633,890	2,656,937
	Calpine Corp. Term Loan B5 3.50%, due 5/27/22	8,700,000	8,662,538
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	7,044,028	7,052,832
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	1,220,899	1,219,881
	Energy Future Intermediate Holding Co. LLC DIP Term Loan 4.25%, due 6/19/16	5,000,000	5,016,665
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	3,453,000	3,468,825
	Granite Acquisition, Inc.
	Term Loan B 5.00%, due 12/19/21	2,287,356	2,295,934
	Term Loan C 5.00%, due 12/19/21	101,149	101,529
	2nd Lien Term Loan B 8.25%, due 12/19/22	1,200,000	1,207,000
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	8,620,741	8,502,205
	Southeast PowerGen LLC Term Loan B 4.50%, due 12/2/21	1,852,690	1,859,638
			42,043,984
	Total Floating Rate Loans (Cost $1,272,432,936)		1,250,991,510

	Foreign Floating Rate Loans 9.3% (c)
	Automobile 0.1%
	INA Beteiligungsgesellschaft mbH USD Term Loan B 4.25%, due 5/15/20	1,326,923	1,333,823

	Beverage, Food & Tobacco 0.2%
	Charger OpCo B.V. USD Term Loan B1 4.25%, due 7/23/21	3,000,000	2,987,499

	Broadcasting & Entertainment 0.6%
	Numericable Group S.A. USD Term Loan 4.00%, due 7/31/22	2,000,000	1,997,000
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23	6,059,891	6,037,167
			8,034,167
	Chemicals, Plastics & Rubber 0.5%
	Allnex (Luxembourg) & Cy S.C.A. USD Term Loan B1 4.50%, due 10/3/19	3,010,462	3,010,462
	Flint Group GmbH USD Term Loan C 4.50%, due 9/7/21	545,828	546,510
	Trinseo Materials Operating S.C.A. Term Loan B 4.25%, due 11/5/21	3,980,000	3,965,075
			7,522,047
	Containers, Packaging & Glass 0.5%
	CD&R Millennium Holdco 6 S.A.R.L.
	USD 1st Lien Term Loan 4.50%, due 7/31/21	3,733,785	3,724,451
	USD 2nd Lien Term Loan 8.75%, due 7/31/22	2,600,000	2,561,000
	KP Germany Erste GmbH 1st Lien Term Loan 5.00%, due 4/28/20	628,743	631,886
			6,917,337
	Electronics 0.5%
	Avago Technologies Cayman, Ltd. USD Term Loan B 3.75%, due 5/6/21	7,749,151	7,758,838

	Healthcare, Education & Childcare 1.6%
	Concordia Healthcare Corp. Term Loan B 4.75%, due 4/21/22	1,200,000	1,204,500
	DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25%, due 3/11/21	3,960,000	3,941,614
	Endo Luxembourg Finance Co. I S.A R.L. 2015 Term Loan B TBD, due 6/30/22 (d)	6,000,000	6,025,314
	Mallinckrodt International Finance S.A.
	Term Loan B 3.25%, due 3/19/21	987,500	985,648
	Incremental Term Loan B1 3.50%, due 3/19/21	1,492,481	1,492,066
	Valeant Pharmaceuticals International, Inc.
	Series D2 Term Loan B 3.50%, due 2/13/19	5,183,711	5,183,711
	Series E Term Loan B 3.50%, due 8/5/20	4,549,695	4,552,134
			23,384,987
	Hotels, Motels, Inns & Gaming 0.3%
	Amaya Holdings B.V.
	USD 1st Lien Term Loan 5.00%, due 8/1/21	2,580,500	2,575,662
	USD 2nd Lien Term Loan 8.00%, due 8/1/22	1,928,571	1,944,642
			4,520,304
	Leisure, Amusement, Motion Pictures & Entertainment 2.2%
	Aufinco Pty, Ltd.
	1st Lien Term Loan 4.00%, due 5/29/20	3,606,400	3,599,638
	2nd Lien Term Loan 8.25%, due 11/30/20	1,200,000	1,188,000
	Bauer Performance Sports, Ltd. Term Loan B 4.00%, due 4/15/21	1,703,050	1,700,211
	Bombardier Recreational Products, Inc. New Term Loan B 3.75%, due 1/30/19	8,525,714	8,539,415
	Delta 2 (Luxembourg) S.A.R.L.
	USD Term Loan B3 4.75%, due 7/30/21	6,566,667	6,555,720
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	2,800,000	2,793,000
	Travelport Finance (Luxembourg) S.A.R.L. 2014 Term Loan B 5.75%, due 9/2/21	6,968,741	6,987,612
			31,363,596
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.3%
	Husky Injection Molding Systems, Ltd.
	1st Lien Term Loan 4.25%, due 6/30/21	3,442,576	3,434,685
	2nd Lien Term Loan 7.25%, due 6/30/22	763,956	761,091
			4,195,776
	Mining, Steel, Iron & Non-Precious Metals 0.2%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	3,582,134	2,931,378

	Oil & Gas 0.5%
	Drillships Financing Holdings, Inc. Term Loan B1 6.00%, due 3/31/21 (d)	3,412,239	2,639,367
	Expro FinServices S.A.R.L. Term Loan 5.75%, due 9/2/21	2,646,667	2,298,630
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/3/18 (d)	3,048,889	2,434,538
			7,372,535
	Personal, Food & Miscellaneous Services 0.7%
	1011778 B.C. Unlimited Liability Co. 2015 Term Loan B 3.75%, due 12/12/21	10,134,393	10,154,662

	Telecommunications 1.1%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	4,702,081	4,649,182
	Telesat USD Term Loan B2 3.50%, due 3/28/19	10,283,789	10,266,646
			14,915,828
	Total Foreign Floating Rate Loans (Cost $135,586,858)		133,392,777

	Total Long-Term Bonds (Cost $1,421,970,151)		1,398,278,785

		Shares	Value
	Affiliated Investment Company 1.1%
	Fixed Income Fund 1.1%
¤	MainStay High Yield Corporate Bond Fund Class I	2,709,542	15,498,580

	Total Affiliated Investment Company (Cost $15,848,586)		15,498,580

	Common Stock 0.0%‡
	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (d)(f)	379	9,011

	Total Common Stock (Cost $531,732)		9,011

		Principal Amount	Value
	Short-Term Investments 2.7%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $1,903,825 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.08% and a maturity date of 10/17/22, with a Principal Amount of $2,000,000 and a Market Value of $1,942,458)	$1,903,825	1,903,825
	Total Repurchase Agreement (Cost $1,903,825)		1,903,825

	U.S. Government & Federal Agencies 2.6%
	Federal Home Loan Bank Discount Notes
	0.051%, due 8/10/15 (g)	620,000	619,995
	0.051%, due 8/14/15 (g)	4,300,000	4,299,934
	United States Treasury Bills
	0.047%, due 8/20/15 (g)	28,051,000	28,050,423
	0.033%, due 8/27/15 (g)	3,819,000	3,818,916
	0.036%, due 8/13/15 (g)	1,200,000	1,199,988
	Total U.S. Government & Federal Agencies (Cost $37,989,168)		37,989,256
	Total Short-Term Investments (Cost $39,892,993)		39,893,081
	Total Investments (Cost $1,478,243,462) (h)	101.7%	1,453,679,457
	Other Assets, Less Liabilities	(1.7)	(24,630,274)
	Net Assets	100.0%	$1,429,049,183

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2015.
(d)	Illiquid security - As of July 31, 2015, the total market value of these securities was $69,962,889, which represented 4.9% of the Fund's net assets.
(e)	Issue in default.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of this security was $9,011, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	Interest rate shown represents yield to maturity.
(h)	As of July 31, 2015, cost was $1,477,886,601 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$5,203,789
Gross unrealized depreciation	(29,410,933)
Net unrealized depreciation	$(24,207,144)

The following abbreviation is used in the preceding pages:

TBD	—To be determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$13,894,498	$—	$13,894,498
Floating Rate Loans (b)	—	1,226,010,622	24,980,888	1,250,991,510
Foreign Floating Rate Loans (c)	—	129,643,777	3,749,000	133,392,777
Total Long-Term Bonds	—	1,369,548,897	28,729,888	1,398,278,785
Common Stock (d)	—	—	9,011	9,011
Affiliated Investment Company
Fixed Income Fund	15,498,580	—	—	15,498,580
Short-Term Investments
Repurchase Agreement	—	1,903,825	—	1,903,825
U.S. Government & Federal Agencies	—	37,989,256	—	37,989,256
Total Short-Term Investments	—	39,893,081	—	39,893,081
Total Investments in Securities	$15,498,580	$1,409,441,978	$28,738,899	$1,453,679,457

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $24,980,888 of Level 3 securities which represent Floating Rate Loans whose value was obtained from an independent pricing service which utilized significant unobservable inputs to measure each such value as referenced in the Portfolio of Investments.

(c)	Includes $3,749,000 of Level 3 securities which represent Foreign Floating Rate Loans whose value was obtained from an independent pricing service which utilized significant unobservable inputs to measure each such value as referenced in the Portfolio of Investments.

(d)	The Level 3 security valued at $9,011 is held in Beverage, Food & Tobacco within the Common Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2015, securities with a market value of $19,895,748 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2014, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant observable inputs.

As of July 31, 2015, securities with a market value of $43,799,098 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2014, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2015
Long-Term Bonds
Floating Rate Loans
Automobile	$6,661,660	$-	$-	$-	$-	$-	$-	$(6,661,660)	$-	$-
Beverage, Food & Tobacco	2,224,430	-	-	-	-	-	-	(2,224,430)	-	-
Broadcasting & Entertainment	2,707,084	-	-	-	-	-	-	(2,707,084)	-	-
Buildings & Real Estate	-	3,190	172	100,550	-	(45,000)	5,791,688	-	5,850,600	100,550
Chemicals, Plastics & Rubber	1,295,125	606	31	7,460	12	(6,500)	-	-	1,296,734	7,466
Diversified/Conglomerate Manufacturing	3,272,260	-	-	-	-	-	-	(3,272,260)	-	-
Diversified/Conglomerate Service	4,851,187	274	-	26,709	4,371,959	-	-	(4,851,187)	4,398,942	26,709
Electronics	7,972,536	1,586	14,641	(16,234)	997,494	(2,000,000)	-	(5,977,536)	992,487	(5,006)
Finance	5,210,625	-	-	-	-	-	-	(5,210,625)	-	-
Healthcare, Education & Childcare	6,797,728	4,769	3,035	(2,357,615)	3,760,643	(4,270,695)	3,987,506	(2,612,221)	5,313,150	(2,409,628)
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	7,522,546	3,393	11,540	(29,705)	-	(1,093,700)	1,537,926	(6,417,909)	1,534,091	(5,478)
Oil & Gas	-	801	-	(302,051)	-	-	476,250	-	175,000	(302,051)
Personal, Food & Miscellaneous Services	2,373,868	375	10,973	(5,412)	-	(2,379,804)	-	-	-	-
Printing & Publishing	1,386,000	1,172	(48,029)	(468,556)	-	(985,581)	5,534,878	-	5,419,884	(468,556)
Retail Store	4,970,105	487	3,747	1,986	-	(4,976,325)	-	-	-	-
Utilities	5,314,602	530	(3,870)	16,914	-	(1,722,176)	-	(3,606,000)	-	-
Foreign Floating Rate Loans
Containers, Packaging & Glass	-	2,439	-	(8,939)	-	-	2,567,500	-	2,561,000	(8,939)
Leisure, Amusement, Motion Pictures & Entertainment	2,376,000	351	(39,043)	28,173	-	(1,177,481)	-	-	1,188,000	55,216
Printing & Publishing	258,186	-	-	-	-	-	-	(258,186)	-	-
Common Stock
Beverage, Food & Tobacco	38,517	-	-	(29,506)	-	-	-	-	9,011	(29,506)
Total	$65,232,459	$19,973	$(46,803)	$(3,036,226)	$9,130,108	$(18,657,262)	$19,895,748	$(43,799,098)	$28,738,899	$(3,039,223)

(a)	Sales include principal reductions.

As of July 31, 2015, the Fund held the following restricted security:

Security	Date of Acquisition	Principal Amount	Cost	7/31/15 Value	Percent of Net Assets
Samson Investment Co. New 2nd Lien Term Loan
5.00%, due 9/25/18	12/20/2013	$6,700,000	$6,750,805	$1,876,000	0.1%

MainStay Growth Allocation Fund
Portfolio of Investments July 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 100.0%
MainStay Cushing MLP Premier Fund Class I	105,980	$2,061,306
MainStay Cushing Renaissance Advantage Fund Class I (a)	780,404	16,435,312
MainStay Emerging Markets Opportunities Fund Class I (a)	2,405,730	21,916,198
MainStay Epoch Global Choice Fund Class I	518,955	10,425,802
MainStay Epoch U.S. All Cap Fund Class I	533,086	15,784,687
MainStay ICAP Equity Fund Class I	544,643	28,680,918
MainStay ICAP International Fund Class I	863,736	30,446,693
MainStay International Equity Fund Class I	709,850	9,909,509
MainStay International Opportunities Fund Class I	2,855,164	25,610,824
MainStay Large Cap Growth Fund Class I	2,145,988	24,485,729
MainStay MAP Fund Class I	1,091,406	49,822,687
MainStay Marketfield Fund Class I (b)	250,158	3,844,925
MainStay S&P 500 Index Fund Class I	242,968	11,944,285
MainStay U.S. Equity Opportunities Fund Class I (a)	5,758,563	51,423,970
MainStay U.S. Small Cap Fund Class I (a)	1,537,483	42,834,288
Total Equity Funds (Cost $273,157,831)		345,627,133
Total Affiliated Investment Companies (Cost $273,157,831)		345,627,133
Total Investments (Cost $273,157,831) (c)	100.0%	345,627,133
Other Assets, Less Liabilities	(0.0)‡	(35,902)
Net Assets	100.0%	$345,591,231

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2015, cost was $278,139,210 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$75,521,223
Gross unrealized depreciation	(8,033,300)
Net unrealized appreciation	$67,487,923

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$345,627,133	$—	$—	$345,627,133
Total Investments in Securities	$345,627,133	$—	$—	$345,627,133

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 94.0% †
	Alabama 1.7%
	Jefferson County, Limited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 4/1/21	$1,250,000	$1,250,062
	Series A, Insured: NATL-RE 5.25%, due 4/1/17	290,000	290,334
	Jefferson County, Limited Obligation School, Revenue Bonds
	Series A, Insured: AMBAC 4.75%, due 1/1/25	3,740,000	3,768,050
	Series A 4.75%, due 1/1/25	650,000	654,875
	Series A 5.25%, due 1/1/16	240,000	241,800
	Series A 5.25%, due 1/1/17	330,000	332,475
	Series A 5.50%, due 1/1/21	2,250,000	2,266,875
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/16	590,000	593,345
	Insured: AMBAC 5.00%, due 4/1/26	4,600,000	4,224,042
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	1,118,657
	Insured: AMBAC 5.125%, due 4/1/21	250,000	247,143
	Jefferson County, Sewer Revenue, Revenue Bonds Senior Lien - Series A, Insured: AGM 5.50%, due 10/1/53	13,460,000	14,929,159
			29,916,817
	Alaska 0.4%
	Northern Tobacco Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	8,575,000	6,584,142

	Arizona 1.4%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	7,945,000	8,323,976
	Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	3,450,000	3,712,786
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	875,000	882,149
	Phoenix Industrial Development Authority, Great Hearts Academies Project, Revenue Bonds 6.40%, due 7/1/47	1,000,000	1,062,970
	Phoenix Industrial Development Authority, Revenue Bonds 6.75%, due 7/1/44 (a)	2,500,000	2,801,025
	Pima County Industrial Development Authority, Edkey Charter Schools Project, Revenue Bonds 6.00%, due 7/1/33	450,000	450,000
	Pima County Industrial Development Authority, Paradise Education Center Project, Revenue Bonds
	Series A 5.00%, due 6/1/16	25,000	25,022
	Series A 5.875%, due 6/1/33	670,000	659,890
	6.10%, due 6/1/45	1,100,000	1,145,540
	Pima County Industrial Development Authority, Revenue Bonds
	5.375%, due 7/1/31	1,980,000	2,059,358
	Series A 7.375%, due 7/1/49	3,470,000	3,537,214
	Yavapai County Industrial Development Authority, Agribusiness and Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	583,075
			25,243,005
	Arkansas 0.2%
	Arkansas Development Finance Authority, Revenue Bonds
	Series C 5.00%, due 2/1/33	1,425,000	1,550,215
	Series C 5.00%, due 2/1/35	1,170,000	1,268,935
			2,819,150
	California 11.6%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,437,198
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	12,000,000	12,756,000
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	594,971
	Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	553,500
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	5.125%, due 6/1/38	4,000,000	3,290,320
	Series A 5.125%, due 6/1/38	3,500,000	2,922,080
	5.25%, due 6/1/46	3,095,000	2,284,389
	5.65%, due 6/1/41	8,600,000	7,675,242
	California Municipal Finance Authority, Baptist University, Revenue Bonds
	Series A 5.375%, due 11/1/40 (a)	3,000,000	3,011,460
	Series A 5.50%, due 11/1/45 (a)	6,000,000	6,036,840
	California Municipal Finance Authority, Community Hospitals Center, Revenue Bonds 5.50%, due 2/1/39	1,640,000	1,837,817
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,184,540
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	571,855
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	1,000,000	1,168,700
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,589,111
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	5.20%, due 7/1/20	15,000	15,781
	6.00%, due 7/1/40	2,490,000	2,643,583
	6.375%, due 7/1/45	2,980,000	3,194,202
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
	Series A 6.375%, due 11/1/43	3,535,000	3,868,704
	7.50%, due 11/1/41	1,000,000	1,173,660
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	5,000,000	5,226,900
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
	5.125%, due 11/1/23	500,000	516,950
	5.625%, due 11/1/33	680,000	690,465
	5.875%, due 11/1/43	435,000	441,481
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	689,550
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	669,336
	Contra Costa County Public Financing Authority, Contra Costa Centre Project, Tax Allocation Series A, Insured: GTY 4.375%, due 8/1/21	250,000	256,283
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,714,804
	Del Mar Ca Race Track Authority, Revenue Bonds 5.00%, due 10/1/35 (a)	1,665,000	1,772,559
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	3,035,000
	Series C (zero coupon), due 8/1/39	17,900,000	5,105,796
	Series C (zero coupon), due 8/1/43	16,000,000	3,588,640
	Series C (zero coupon), due 8/1/44	8,000,000	1,695,440
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Series A 6.00%, due 1/15/49	1,500,000	1,758,015
	Series C 6.50%, due 1/15/43	5,000,000	5,920,700
	Fresno, California Unified School District Education, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,096,900
¤	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds
	Series A-1 4.50%, due 6/1/27	14,700,000	14,049,819
	Series A-1 5.00%, due 6/1/33	2,500,000	2,096,550
	Series A-1 5.125%, due 6/1/47	8,350,000	6,529,115
	Series A-2 5.30%, due 6/1/37	10,000,000	8,192,900
	Series A-1 5.75%, due 6/1/47	6,000,000	5,135,100
	Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,693,812
	Irvine Unified School District, Special Tax Series 09-1 0.01%, due 9/1/54 (b)	3,700,000	3,700,000
	Lancaster Financing Authority, Lancaster Residential Project 5 & 6, Tax Allocation Insured: AMBAC 5.00%, due 2/1/16	325,000	327,460
	Lemoore Redevelopment Agency, Lemoore Redevelopment Project, Tax Allocation 7.375%, due 8/1/40	1,000,000	1,055,250
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	1,831,368
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	3,182,000
	Northern California Gas Authority, Revenue Bonds Series B 0.91%, due 7/1/27 (b)	225,000	205,826
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	102,142
	Riverside County Transportation Commission, Senior Lien, Revenue Bonds Series A 5.75%, due 6/1/48	1,480,000	1,673,421
	Rohnerville California School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	304,730
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	241,350
	San Bernardino County Redevelopment Agency, Sevaine Redevelopment Project, Tax Allocation Series A, Insured: GTY 5.00%, due 9/1/25	50,000	50,171
	San Buenaventura, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	7,475,694
	San Francisco City and County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	522,718
	San Francisco City and County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax
	Series C (zero coupon), due 8/1/37	5,015,000	1,509,565
	Series C (zero coupon), due 8/1/38	2,000,000	562,640
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Junior Lien - Series B 5.25%, due 1/15/49	220,000	234,736
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation Insured: XLCA 4.50%, due 8/1/33	690,000	700,184
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/49	27,410,000	3,011,537
	Santa Ana Unified School District, Unlimited General Obligation Series B, Insured: GTY (zero coupon), due 8/1/47	25,000,000	5,639,000
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.25%, due 9/1/15	25,000	24,985
	Insured: NATL-RE 4.80%, due 9/1/20	125,000	121,456
	Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,899,826
	Insured: NATL-RE 5.25%, due 9/1/23	345,000	344,400
	Insured: NATL-RE 5.25%, due 9/1/24	100,000	99,248
	Insured: NATL-RE 5.25%, due 9/1/34	350,000	349,969
	Insured: NATL-RE 5.375%, due 9/1/21	175,000	173,472
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: GTY 5.00%, due 9/1/23	100,000	102,308
	Series A, Insured: GTY 5.00%, due 9/1/24	330,000	336,739
	Series A, Insured: GTY 5.25%, due 9/1/31	150,000	152,394
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	49,509
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 4.00%, due 9/1/21	75,000	74,438
	Insured: NATL-RE 4.125%, due 9/1/22	100,000	97,839
	Insured: NATL-RE 4.25%, due 9/1/24	215,000	208,619
	Insured: NATL-RE 4.25%, due 9/1/25	20,000	19,432
	Insured: NATL-RE 5.00%, due 9/1/28	2,265,000	2,264,887
	Insured: NATL-RE 5.00%, due 9/1/36	150,000	149,988
	Stockton Unified School District, Unlimited General Obligation Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	2,875,636
	Stockton-East Water District, Certificates of Participation
	Series B, Insured: NATL-RE (zero coupon), due 4/1/26	100,000	52,707
	Series B, Insured: NATL-RE (zero coupon), due 4/1/27	140,000	69,401
	Sutter Union High School District, Unlimited General Obligation Series B (zero coupon), due 6/1/50	16,260,000	1,697,869
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.125%, due 6/1/46	16,160,000	13,252,331
	Series A-1 5.375%, due 6/1/38	2,150,000	1,774,072
	Series A-1 5.50%, due 6/1/45	3,785,000	3,043,556
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	624,445
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,556,750
	Westminster School District, CABS, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	1,788,600
			201,220,736
	Colorado 3.8%
	Bromley Park Metropolitan District No. 2, Limited General Obligation Insured: GTY 5.00%, due 12/1/16	25,000	25,704
	Central Platte Valley Metropolitan District, Unlimited General Obligation
	5.00%, due 12/1/43	1,250,000	1,284,650
	Series A 5.375%, due 12/1/33	1,500,000	1,691,865
	City & County of Denver CO, United Airlines Project, Revenue Bonds 5.25%, due 10/1/32 (c)	8,000,000	8,284,560
	Colorado Educational & Cultural Facilities Authority, Charter School Mountain Phoenix Community, Revenue Bonds 7.00%, due 10/1/42	990,000	1,025,234
	Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond, Revenue Bonds
	Series C-4 0.01%, due 6/1/37 (b)	2,000,000	2,000,000
	Series D-3 0.01%, due 12/1/37 (b)	2,900,000	2,900,000
	Series A-12 0.02%, due 2/1/38 (b)	5,050,000	5,050,000
	Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds 5.00%, due 12/1/35	3,500,000	3,713,325
	Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,685,895
	Denver Convention Center Hotel Authority, Revenue Bonds Series, Insured: XLCA 5.00%, due 12/1/35	2,550,000	2,603,168
	Denver Health and Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	4,250,000	4,550,007
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,169,250
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	176,042
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	3,121,613
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	410,681
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	735,237
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	2,670,777
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	281,505
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	871,060
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	409,009
	Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	161,442
	(zero coupon), due 9/1/40	3,450,000	1,177,347
	(zero coupon), due 9/1/41	3,925,000	1,273,466
	Foothills Metropolitan District, Special Assessment 6.00%, due 12/1/38	2,500,000	2,635,300
	Fountain Co. Urban Renewal Authority, Highland Academy Project, Revenue Bond Series A 5.25%, due 11/1/37	5,000,000	4,890,550
	Salida Hospital District, Revenue Bonds 5.25%, due 10/1/36	4,522,000	4,545,514
			65,343,201
	Connecticut 0.1%
	Connecticut, Special Obligation Parking Revenue, Bradley International Airport, Revenue Bonds
	Series A, Insured: ACA 6.50%, due 7/1/18 (c)	550,000	551,996
	Series A, Insured: ACA 6.60%, due 7/1/24 (c)	2,075,000	2,081,910
			2,633,906
	Delaware 0.3%
	Delaware State Economic Development Authority, Delaware Military Academy, Inc., Revenue Bonds 5.00%, due 9/1/44	1,125,000	1,173,578
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,725,000	3,905,923
			5,079,501
	District of Columbia 1.8%
	Dist of Columbia, Methodist Home, Revenue Bond Series A-R 5.25%, due 1/1/39	1,015,000	1,010,077
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,094,810
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	Insured: ACA 5.00%, due 6/1/23	3,320,000	3,324,050
	Insured: ACA 5.25%, due 6/1/33	4,120,000	4,123,626
	District of Columbia, James F. Oyster Elementary School Pilot, Revenue Bonds Insured: ACA 6.25%, due 11/1/31	670,000	669,913
¤	Metropolitan Washington Airports Authority, Revenue Bonds
	(zero coupon), due 10/1/39	5,005,000	1,565,714
	5.00%, due 10/1/53	18,365,000	19,056,442
			30,844,632
	Florida 2.8%
	Bay County Educational Facilities Revenue, Bay Haven Charter Academy, Inc., Revenue Bonds 5.00%, due 9/1/45	250,000	255,323
	Bay County Educational Facilities Revenue, Bay Haven Charter, Revenue Bonds Series A 6.00%, due 9/1/40	1,000,000	1,065,100
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	4,070,000	4,067,477
	Celebration Pointe Community Development District, Special Assessment 5.125%, due 5/1/45	2,750,000	2,760,890
	City of Atlantic Beach Florida, Feet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,636,695
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	3,835,000	3,986,674
	Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
	5.25%, due 6/1/28	2,250,000	2,382,525
	6.125%, due 6/1/43	5,000,000	5,512,500
	County of Osceola FL, Revenue Bonds Second Lien - Series A 5.375%, due 10/1/47	10,980,000	11,717,856
	County of Osceola FL,Expressway System, Revenue Bonds Senior Line - Poincian 6.00%, due 10/1/36	4,000,000	2,726,120
	Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds
	5.00%, due 11/15/29	1,825,000	2,005,219
	5.00%, due 11/15/39	2,230,000	2,391,630
	Mid-Bay Bridge Authority, Revenue Bonds
	Series A 5.00%, due 10/1/35	1,500,000	1,625,520
	Series C 5.00%, due 10/1/40	1,000,000	1,058,790
	Series A 7.25%, due 10/1/40	2,500,000	3,287,950
	North Sumter County Florida Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,725,060
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds 5.125%, due 6/1/42	300,000	317,949
	Seminole County Industrial Development Authority, Choices in Learning, Revenue Bonds Series A 7.375%, due 11/15/41	750,000	854,767
			49,378,045
	Georgia 0.8%
	Cobb County Development Authority, Kennesaw State University, Revenue Bonds 5.00%, due 7/15/38	2,000,000	2,127,380
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 7.00%, due 6/15/39	3,000,000	3,148,410
	Medical Center Hospital Authority, Columbus Regional Healthcare, Revenue Bonds Insured: AGM 5.00%, due 8/1/15	1,500,000	1,500,000
	Private Colleges And Universities Authority, Mercer University Project, Revenue Bonds 5.00%, due 10/1/45	6,000,000	6,317,340
			13,093,130
	Guam 2.1%
	Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (c)	3,000,000	3,512,550
	Guam Government, Revenue Bonds Series A 6.50%, due 11/1/40	3,990,000	4,710,714
	Guam Government, Waterworks Authority, Revenue Bonds 5.50%, due 7/1/43	13,565,000	15,356,258
	Territory of Guam, Unlimited General Obligation
	Series A 5.25%, due 11/15/37	7,610,000	7,814,937
	Series A 7.00%, due 11/15/39	4,040,000	4,749,788
			36,144,247
	Illinois 2.3%
	Chicago Board of Education, Unlimited General Obligation
	Series B 5.00%, due 12/1/33	1,950,000	1,728,831
	Series C 5.25%, due 12/1/35	5,200,000	4,705,324
	Series C 5.25%, due 12/1/39	5,500,000	4,860,075
	Illinois Finance Authority, Chicago Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,689,360
	Illinois Finance Authority, Noble Network Charter School, Revenue Bonds Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	1,088,580
	Illinois Finance Authority, Noble Network Charter, Revenue Bonds 5.00%, due 9/1/32	1,830,000	1,919,762
	Illinois Finance Authority, Roosevelt University Project, Revenue Bonds 6.50%, due 4/1/44	8,750,000	9,369,762
	Illinois Finance Authority, Wesleyan University, Revenue Bonds Series B, Insured: CIFG 4.50%, due 9/1/35	550,000	552,640
	Illinois, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 3/1/34	14,000,000	14,007,560
	Massac County Hospital District, Limited General Obligation Insured: AGC 4.50%, due 11/1/31	110,000	110,338
	Village of Matteson, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	193,836
			40,226,068
	Indiana 1.5%
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	2,285,000	2,180,918
	Carmel Redevelopment District, Certificate of Participation Series C 6.50%, due 7/15/35 (d)	1,000,000	1,092,670
	City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (c)	5,500,000	6,682,225
	Gary Chicago International Airport Authority, Revenue Bonds
	5.00%, due 2/1/29 (c)	1,170,000	1,215,127
	5.00%, due 2/1/39 (c)	1,000,000	1,011,740
	5.25%, due 2/1/34 (c)	750,000	786,128
	Hammond Local Public Improvement Bond Bank, Revenue Bonds Series A 6.75%, due 8/15/35	1,500,000	1,504,080
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	736,719
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	4,835,000	5,209,761
	5.50%, due 8/15/45	210,000	225,880
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,687,050
			26,332,298
	Iowa 1.4%
	Iowa City, Revenue Bonds 0.02%, due 4/1/32 (b)	1,000,000	1,000,000
	Iowa Finance Authority, Drake University Project, Revenue Bonds 0.01%, due 4/1/31 (b)	6,820,000	6,820,000
	Iowa Tobacco Settlement Authority, Asset-Backed, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	5,314,626
	Series C 5.625%, due 6/1/46	6,730,000	5,909,209
	Xenia Rural Water District, Revenue Bonds
	Insured: AGC 4.50%, due 12/1/31	1,570,000	1,598,637
	Insured: AGC 4.50%, due 12/1/41	960,000	971,866
	Insured: AGC 5.00%, due 12/1/41	1,945,000	1,982,869
			23,597,207
	Kentucky 1.5%
	Glasgow Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,138,400
	Louisville and Jefferson County Visitors and Convention Commission, Revenue Bonds Series B, Insured: AGM 0.03%, due 12/1/22 (b)	7,125,000	7,125,000
	Ohio County Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	16,880,000	17,432,314
			25,695,714
	Louisiana 2.4%
	City of New Orleans, Water Revenue Bonds 5.00%, due 12/1/44	5,500,000	6,000,720
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	7,640,000	8,701,578
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,750,000	4,142,475
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	1,275,000	1,109,989
	Series A, Insured: CIFG 5.00%, due 7/1/22	100,000	101,005
	Louisiana Public Facilities Authority, Dynamic Fuels LLC Project, Revenue Bonds 0.01%, due 10/1/33 (b)	10,700,000	10,700,000
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bond 5.00%, due 5/15/47	5,000,000	5,317,300
	Louisiana Public Facilities Authority, Susla Facilities, Inc. Project, Revenue Bonds Series A 5.75%, due 7/1/39	6,030,000	6,079,627
			42,152,694
	Maryland 0.3%
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,107,790
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds 5.00%, due 7/1/45	4,000,000	4,268,920
			5,376,710
	Massachusetts 0.2%
	Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (a)	2,000,000	2,166,080
	Massachusetts State Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,565,000	1,672,703
			3,838,783
	Michigan 6.9%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	570,768
	Allen Academy, Michigan Public School Academy, Revenue Bonds
	5.50%, due 6/1/22	1,015,000	1,038,690
	6.00%, due 6/1/33	1,000,000	1,008,600
	Central Plains Energy, Project No. 3, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	301,084
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	1,051,491
	5.125%, due 11/1/35	605,000	605,581
	Detroit, Michigan Sewage Disposal System, Revenue Bonds
	Senior Lean - Series A, Insured: NATL-RE 5.00%, due 7/1/34	265,000	265,867
	Second Lien - Series A, Insured: NATL-RE 5.00%, due 7/1/35	1,590,000	1,611,910
	Second Lien - Series B, Insured: NATL-RE 5.00%, due 7/1/36	250,000	254,483
¤	Detroit, Michigan Water Supply System, Revenue Bonds
	Senior Lien - Series C 4.50%, due 7/1/27	165,000	172,578
	Senior Lien - Series A, Insured: NATL-RE 4.50%, due 7/1/35	3,050,000	3,025,722
	Senior Lien - Series D, Insured: NATL-RE 5.00%, due 7/1/33	645,000	656,565
	Series B, Insured: NATL-RE 5.00%, due 7/1/34	3,840,000	3,852,557
	Senior Lien - Series A 5.00%, due 7/1/36	655,000	681,482
	Series C 5.00%, due 7/1/41	1,620,000	1,685,497
	Series A 5.25%, due 7/1/41	10,840,000	11,418,856
	Detroit, Unlimited General Obligation
	Insured: AMBAC 4.60%, due 4/1/24	20,150	19,659
	Insured: AGM 5.00%, due 4/1/24	23,250	23,595
	Insured: AMBAC 5.25%, due 4/1/22	58,125	56,639
	Insured: AMBAC 5.25%, due 4/1/24	45,725	45,649
	Flint, Michigan Hospital Building Authority Rental, Hurley Medical Center, Revenue Bonds Series A 5.25%, due 7/1/39	1,955,000	1,921,198
	Michigan Finance Authority, Detroit Water and Sewer, Revenue Bonds Series D-4 5.00%, due 7/1/34	1,000,000	1,062,780
	Michigan Finance Authority, Educational Facility, St. Catherine Siena, Revenue Bonds
	Series A 7.375%, due 10/1/20 (d)(e)	885,000	559,656
	Series A 8.00%, due 10/1/30 (d)(e)	1,750,000	1,106,665
	Michigan Finance Authority, Exchanged Detroit Bonds, Revenue Bonds
	Series G-5A, Insured: AMBAC 4.60%, due 4/1/24	109,850	107,213
	Series G-8A, Insured: AGM 5.00%, due 4/1/24	126,750	128,628
	Series G-5A, Insured: AMBAC 5.25%, due 4/1/22	316,875	312,566
	Series G-5A, Insured: AMBAC 5.25%, due 4/1/24	249,275	248,861
	Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds 5.50%, due 11/15/45	3,000,000	3,018,480
	Michigan Finance Authority, Public School Academy, Revenue Bonds
	5.75%, due 2/1/33	4,560,000	4,456,351
	7.00%, due 10/1/31	2,120,000	2,220,085
	7.00%, due 10/1/36	1,740,000	1,809,478
	7.50%, due 11/1/40	855,000	928,607
	7.75%, due 7/15/26	105,000	98,741
	8.00%, due 7/15/41	2,000,000	1,820,580
	Michigan Finance Authority, Revenue Bonds Second Lien - Series C-1 5.00%, due 7/1/44	1,000,000	1,037,220
	Michigan Finance Authority, Thomas M. Cooley Law School, Revenue Bonds 6.75%, due 7/1/44 (a)	13,000,000	13,761,410
	Michigan Higher Education Facilities Authority, Creative Studies, Revenue Bonds
	5.875%, due 12/1/28	2,360,000	2,370,148
	6.125%, due 12/1/33	4,100,000	4,120,459
	6.125%, due 12/1/37	980,000	984,596
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	327,930
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	533,310
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	2,600,000	2,737,722
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	1,500,000	1,503,165
	Michigan State Housing Development Authority, Revenue Bonds Series A 0.06%, due 10/1/37 (b)(c)	1,190,000	1,190,000
	Michigan State Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,100,000	3,252,520
	Michigan Strategic Fund, Tax Allocation Series A 4.125%, due 7/1/45 (b)	16,000,000	16,257,760
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	9,870,000	8,602,988
	Series A 6.00%, due 6/1/48	9,035,000	7,462,006
	Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	4,400,000	4,480,608
	Wayne County, Michigan, Airport Hotel, Detroit Metropolitan Airport, Limited General Obligation Series A, Insured: NATL-RE 5.00%, due 12/1/30	3,800,000	3,810,222
			120,579,226
	Minnesota 1.2%
	City Of Blaine MN, Senior Housing and Healthcare, Crest View Senior Community, Revenue Bonds Series A 6.125%, due 7/1/45	3,000,000	3,026,430
	St Paul Housing & Redevelopment Authority, Healtheast Care System, Revenue Bonds
	5.00%, due 11/15/29	1,745,000	1,890,131
	5.00%, due 11/15/40	1,775,000	1,879,601
	St. Paul Housing & Redevelopment Authority, Charter School Lease, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,131,380
	St. Paul Housing & Redevelopment Authority, Childrens Hospital Clinic, Revenue Bonds Series A, Insured: AGM 0.02%, due 8/15/37 (b)	11,905,000	11,905,000
	St. Paul Housing & Redevelopment Authority, Health Care Facilities- Childrens, Revenue Bonds Series A, Insured: AGM 0.02%, due 8/15/34 (b)	1,575,000	1,575,000
			21,407,542
	Mississippi 0.5%
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,450,562
	Mississippi Development Bank, Municipal Energy Agency Power Supply Project, Revenue Bonds Series A, Insured: XLCA 5.00%, due 3/1/31	7,500,000	7,575,900
			9,026,462
	Missouri 0.7%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	526,375
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	395,000	395,174
	5.50%, due 6/1/29	3,510,000	3,509,684
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,068,850
	Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
	5.00%, due 5/1/35	1,645,000	1,707,987
	6.00%, due 5/1/42	2,800,000	2,898,504
	Lee's Summit Tax Increment, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,550,760
			11,657,334
	Nebraska 0.2%
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	2,989,010

	Nevada 0.2%
	Clark County Economic Development Revenue, University Southern Nevada Project, Revenue Bonds
	Insured: GTY 4.625%, due 4/1/37	1,645,000	1,755,347
	Insured: GTY 5.00%, due 4/1/27	775,000	831,800
	Director of the State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,065,000	1,000,727
	Reno, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 6/1/38	1,285,000	371,455
			3,959,329
	New Hampshire 1.1%
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
	Series B, Insured: GTY ACA (zero coupon), due 1/1/17	1,355,000	1,290,719
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,480,000	716,261
	New Hampshire Business Finance Authority, Revenue Bonds 0.06%, due 10/1/40 (b)	13,480,000	13,480,000
	New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	2,931,559
			18,418,539
	New Jersey 5.4%
	Casino Reinvestment Development Authority, NJ Revenue Bonds 5.25%, due 11/1/44	2,600,000	2,698,176
	New Jersey Economic Development Authority, Applewood Estates Project, Revenue Bonds
	Series A, Insured: GTY 5.00%, due 10/1/25	290,000	292,358
	Series A, Insured: GTY 5.00%, due 10/1/35	3,880,000	3,911,544
¤	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (c)	4,920,000	5,357,732
	5.50%, due 4/1/28 (c)	180,000	180,542
	Series A 5.625%, due 11/15/30 (c)	8,085,000	9,173,807
	Series B 5.625%, due 11/15/30 (c)	7,000,000	7,823,900
	5.75%, due 9/15/27 (c)	3,485,000	3,774,220
	New Jersey Economic Development Authority, Paterson Charter Science & Technology, Revenue Bonds
	Series A 5.00%, due 7/1/22	630,000	627,398
	Series A 6.00%, due 7/1/32	650,000	655,051
	Series A 6.10%, due 7/1/44	1,900,000	1,897,321
	New Jersey Economic Development Authority, Revenue Bonds
	5.125%, due 1/1/34 (c)	3,000,000	3,280,560
	Insured: AGM 5.125%, due 7/1/42 (c)	1,705,000	1,840,871
	5.375%, due 1/1/43 (c)	2,000,000	2,149,540
	6.00%, due 10/1/43	2,055,000	2,307,683
	New Jersey Economic Development Authority, Rowan Properties LLC, Revenue Bonds Series A 5.00%, due 1/1/48	2,500,000	2,609,000
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	212,405
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (c)	2,000,000	2,101,420
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds 5.75%, due 7/1/37	2,100,000	2,178,183
	New Jersey Health Care Facilities Financing Authority, St. Barnabas Healthcare, Revenue Bonds
	Insured: NATL-RE (zero coupon), due 7/1/17	120,000	116,490
	Series B (zero coupon), due 7/1/31	205,000	93,486
	New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds 6.25%, due 7/1/35	2,725,000	2,939,376
	South Jersey Transportation Authority LLC, Revenue Bonds Series A 5.00%, due 11/1/39	1,000,000	1,059,160
¤	Tobacco Settlement Financing Corp., Revenue Bonds
	Series 1A 4.625%, due 6/1/26	2,460,000	2,370,038
	Series 1A 4.75%, due 6/1/34	23,860,000	17,825,567
	Series 1A 5.00%, due 6/1/29	5,000,000	4,227,900
	Series 1A 5.00%, due 6/1/41	17,000,000	12,830,070
			94,533,798
	New Mexico 0.1%
	New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds 5.50%, due 7/1/42	2,500,000	2,530,525

	New York 6.1%
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(c)	1,500,000	1,594,290
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds Series A-1 5.00%, due 8/1/46	13,765,000	13,503,465
	Long Island Power Authority, Revenue Bonds Series 2 0.02%, due 5/1/33 (b)	1,600,000	1,600,000
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	2,075,000	1,816,434
	Series A-3 5.125%, due 6/1/46	5,545,000	4,643,438
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,539,585
	Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,837,318
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series C 0.01%, due 5/1/28 (b)	10,300,000	10,300,000
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	4,100,000	915,735
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	1,000,000	1,129,740
	New York Liberty Development Corp., Revenue Bonds 5.00%, due 11/15/44 (a)	14,500,000	14,639,490
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	5.15%, due 11/15/34 (a)	4,150,000	4,311,145
	Class 2 5.375%, due 11/15/40 (a)	5,000,000	5,270,550
	7.25%, due 11/15/44 (a)	8,500,000	10,094,260
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds Series A 5.50%, due 1/1/39	380,000	408,219
	Newburgh, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	825,270
	Series A 5.00%, due 6/15/26	960,000	1,008,605
	Series A 5.50%, due 6/15/31	750,000	794,100
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	7,500,000	7,508,550
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,491,032
	Southampton Housing Authority, Revenue Bonds 3.50%, due 5/15/47	300,000	282,618
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 4.00%, due 12/1/45	1,000,000	935,710
	Suffolk County Economic Development Corp., Eastern Long Island Hospital, Revenue Bonds 5.50%, due 1/1/37 (a)	2,000,000	2,001,240
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,088,880
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds Series A 5.00%, due 7/1/44	1,000,000	1,054,010
	TSASC, Inc., Revenue Bonds Series 1 5.125%, due 6/1/42	5,770,000	4,999,186
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	6,990,367
			106,583,237
	Ohio 4.5%
	Akron Bath Copley Joint Township Hospital District, Akron General Health System, Revenue Bonds 5.00%, due 1/1/31	6,050,000	6,405,014
¤	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	16,500,000	13,731,960
	Series A-2 5.375%, due 6/1/24	1,975,000	1,669,744
	Series A-2 5.75%, due 6/1/34	6,130,000	4,893,824
	Series A-2 5.875%, due 6/1/30	19,815,000	16,404,640
	Series A-2 6.00%, due 6/1/42	5,390,000	4,362,181
	Butler County Port Authority Public Infrastructure, Revenue Bonds
	Series C 5.00%, due 12/1/24	1,000,000	1,004,560
	Series C 6.00%, due 12/1/43	3,500,000	3,517,150
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	7.00%, due 12/1/18 (d)(e)	710,000	157,933
	7.35%, due 12/1/31 (d)(e)	6,000,000	1,334,640
	Cleveland-Cuyahoga County Port Authority, Student Housing Euclid Avenue-Fenn Project, Revenue Bonds
	Insured: AMBAC 4.25%, due 8/1/15	210,000	210,000
	Insured: AMBAC 4.50%, due 8/1/36	995,000	995,000
	Insured: AMBAC 5.00%, due 8/1/21	125,000	125,000
	Insured: AMBAC 5.00%, due 8/1/25	2,440,000	2,440,000
	Insured: AMBAC 5.00%, due 8/1/28	2,255,000	2,255,000
	Hamilton County Ohio Health Care Facility, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,760,650
	Hamilton County Ohio Health Care, Life Enriching Communities Project, Revenue Bonds 5.00%, due 1/1/42	1,080,000	1,113,351
	Summit County Development Finance Authority, Brimfield Project, Revenue Bonds Series G 4.875%, due 5/15/25	300,000	300,096
	Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,230,000	1,386,665
	Toledo-Lucas County Port Authority Student Housing, CHF - Toledo LLC - The University of Toledo Project, Revenue Bonds Series A 5.00%, due 7/1/34	1,400,000	1,478,610
	Toledo-Lucas County Port Authority, Revenue Bonds
	Series A 5.00%, due 7/1/39	1,500,000	1,573,995
	Series A 5.00%, due 7/1/46	9,790,000	10,206,760
			78,326,773
	Oklahoma 0.4%
	Norman Regional Hospital Authority, Revenue Bonds 5.125%, due 9/1/37	6,895,000	7,171,558

	Oregon 0.3%
	Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	4,862,097

	Pennsylvania 3.2%
	Aleppo Township, Sewer Revenue, Revenue Bonds
	5.75%, due 12/1/36	1,220,000	1,306,352
	5.75%, due 12/1/41	1,055,000	1,129,673
	Allegheny County Higher Education Building, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,156,590
	Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	2,900,000	3,057,209
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	300,000	329,100
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	313,512
	Erie County, Hospital Authority Health Facilities, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: GTY 4.50%, due 7/1/23	340,000	344,230
	Harrisburg Authority, Capital Region Water, Revenue Bonds 5.25%, due 7/15/31	2,000,000	2,031,080
	Harrisburg Authority, Harrisburg University of Science, Revenue Bonds Series B 6.00%, due 9/1/36 (d)	2,600,000	1,559,740
	Harrisburg Parking Authority Revenue, Revenue Bonds
	Series T, Insured: XLCA 4.00%, due 5/15/19	100,000	108,190
	Series R, Insured: XLCA 4.25%, due 5/15/16	60,000	61,850
	Harrisburg, Unlimited General Obligation
	Series F, Insured: AMBAC (zero coupon), due 9/15/15	455,000	453,166
	Series D, Insured: AMBAC (zero coupon), due 3/15/16	430,000	420,789
	Series F, Insured: AMBAC (zero coupon), due 3/15/16	310,000	303,360
	Series D, Insured: AMBAC (zero coupon), due 9/15/16	235,000	225,999
	Series F, Insured: AMBAC (zero coupon), due 9/15/16	415,000	399,105
	Series F, Insured: AMBAC (zero coupon), due 3/15/17	35,000	32,979
	Series D, Insured: AMBAC (zero coupon), due 9/15/17	200,000	185,030
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	400,000	361,472
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	445,000	394,444
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	270,000	239,325
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	105,551
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	12,272
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	280,000	224,048
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	535,000	387,244
	Montgomery County Industrial Development Authority, Albert Einstein Healthcare, Revenue Bonds
	5.25%, due 1/15/45	6,000,000	6,340,980
	5.25%, due 1/15/46	1,000,000	1,056,820
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,640,000	7,971,882
	Pennsylvania Economic Development Financing Authority, US Airways Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	290,661
	Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds Series A 6.25%, due 9/1/33	1,475,000	1,582,690
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,107,510
	Pennsylvania Higher Educational Facilities Authority, University of the Arts, Revenue Bonds
	Series A, Insured: GTY 5.00%, due 9/15/33	150,000	153,630
	Insured: GTY 5.75%, due 3/15/30	1,040,000	1,041,706
	Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
	Series A 5.50%, due 7/15/38	2,500,000	2,747,975
	5.50%, due 7/15/43	2,400,000	2,626,080
	Pennsylvania State Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,028,950
	Philadelphia Authority for Industrial Development, Discovery Charter School Project, Revenue Bonds 5.875%, due 4/1/32	100,000	105,277
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,087,115
	Philadelphia Authority for Industrial Development, Health Activity, Revenue Bonds 6.50%, due 6/1/45	2,200,000	2,181,410
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,100,560
	Philadelphia Authority for Industrial Development, Please Touch Museum Project, Revenue Bonds
	4.25%, due 9/1/19 (d)(e)	255,000	52,892
	5.25%, due 9/1/26 (d)(e)	1,500,000	311,130
	5.25%, due 9/1/31 (d)(e)	2,425,000	502,993
	5.25%, due 9/1/36 (d)(e)	1,125,000	233,347
	Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,725,690
	Scranton Parking Authority, Revenue Bonds Insured: GTY 5.25%, due 6/1/34	135,000	135,149
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,419,696
	York General Authority, York City Recreation Corp., Revenue Bonds Insured: AMBAC 5.50%, due 5/1/18	1,475,000	1,485,340
	York, Unlimited General Obligation 7.25%, due 11/15/41	295,000	332,934
			55,764,727
	Puerto Rico 10.8%
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: GTY 4.00%, due 7/1/16	100,000	100,020
	Insured: AMBAC 4.50%, due 7/1/23	1,000,000	912,830
	Insured: XLCA 5.25%, due 7/1/17	1,000,000	986,170
	Series A, Insured: AGM 5.25%, due 7/1/24	260,000	260,603
	Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	6,955,463
	Series A, Insured: NATL-RE 5.50%, due 7/1/16	1,100,000	1,103,685
	Series A, Insured: XLCA 5.50%, due 7/1/17	5,200,000	5,128,084
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	100,000	100,075
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	5,365,000	5,386,460
	Series A, Insured: AMBAC 5.50%, due 7/1/19	485,000	475,053
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	5,505,000	5,488,595
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/36	4,205,000	3,137,477
	Series A, Insured: AMBAC 5.00%, due 7/1/18	1,405,000	1,371,856
	Series A, Insured: AMBAC 5.00%, due 7/1/31	6,000,000	5,022,960
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series PP, Insured: NATL-RE 5.00%, due 7/1/22	100,000	95,014
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,083,160
	Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,550,000	4,314,128
	Series RR, Insured: NATL-RE 5.00%, due 7/1/24	1,160,000	1,100,527
	Series UU, Insured: AGC 5.00%, due 7/1/26	2,000,000	1,951,960
	Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	145,091
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series A, Insured: NATL-RE 4.75%, due 7/1/38	1,465,000	1,275,444
	Series A, Insured: AGM 4.75%, due 7/1/38	220,000	199,467
	Insured: NATL-RE 5.00%, due 7/1/22	145,000	139,433
	Insured: NATL-RE 5.00%, due 7/1/28	375,000	358,508
	Series M, Insured: AGC 5.00%, due 7/1/32	160,000	145,509
	Series BB, Insured: AMBAC 5.25%, due 7/1/17	1,160,000	1,111,964
	Series N, Insured: AMBAC 5.25%, due 7/1/30	2,315,000	2,035,093
	Insured: AMBAC 5.25%, due 7/1/31	9,195,000	8,049,303
	Series CC, Insured: AGM 5.25%, due 7/1/32	4,465,000	4,354,402
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	5,540,000	5,181,894
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,265,000	1,221,813
	Insured: AGM 5.50%, due 7/1/25	2,195,000	2,196,558
	Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	7,293,828
	Series CC, Insured: NATL-RE 5.50%, due 7/1/29	4,950,000	4,781,304
	Insured: AMBAC 5.50%, due 7/1/29	1,000,000	914,310
	Series CC, Insured: GTY 5.50%, due 7/1/31	3,450,000	3,461,109
	Series CC, Insured: AGM 5.50%, due 7/1/31	455,000	456,465
¤	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/34	4,650,000	1,116,698
	Series A, Insured: AMBAC (zero coupon), due 7/1/43	635,000	75,629
	Series C, Insured: AMBAC 5.50%, due 7/1/16	3,300,000	3,290,133
	Series C, Insured: AMBAC 5.50%, due 7/1/17	5,200,000	5,142,956
	Series C, Insured: AMBAC 5.50%, due 7/1/18	4,895,000	4,827,449
	Series C, Insured: AMBAC 5.50%, due 7/1/23	1,270,000	1,214,120
	Series C, Insured: AMBAC 5.50%, due 7/1/24	11,000,000	10,438,230
	Series C, Insured: AMBAC 5.50%, due 7/1/25	10,000,000	9,450,500
	Series C, Insured: AMBAC 5.50%, due 7/1/26	22,075,000	20,706,350
	Series C, Insured: AMBAC 5.50%, due 7/1/27	3,605,000	3,355,894
	Series C, Insured: AMBAC 5.50%, due 7/1/28	5,175,000	4,780,613
	Series A 8.25%, due 5/1/17 (a)(d)	21,000,000	19,112,100
	Puerto Rico Municipal Finance Agency, General Obligation Series A, Insured: AGM 5.00%, due 8/1/27	2,510,000	2,440,297
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/30	575,000	539,189
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Series I, Insured: AGC 5.00%, due 7/1/36	125,000	111,453
	Insured: NATL-RE 5.25%, due 7/1/19	2,000,000	1,988,260
	Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	5,975,970
	Insured: AGC 5.25%, due 7/1/33	680,000	626,328
	Series D, Insured: AMBAC 5.45%, due 7/1/31	225,000	203,175
	Series H, Insured: AMBAC 5.50%, due 7/1/16	3,250,000	3,253,412
	Series H, Insured: AMBAC 5.50%, due 7/1/17	310,000	308,152
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 8/1/45	5,000,000	661,900
	University of Puerto Rico, Revenue Bonds Series P, Insured: NATL-RE 5.00%, due 6/1/25	150,000	143,462
			188,057,885
	Rhode Island 0.4%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: GTY (zero coupon), due 9/1/24	1,735,000	1,031,267
	Series A, Insured: GTY (zero coupon), due 9/1/26	685,000	361,139
	Series A, Insured: GTY (zero coupon), due 9/1/29	1,835,000	802,464
	Series A, Insured: GTY (zero coupon), due 9/1/30	1,835,000	751,175
	Series A, Insured: GTY (zero coupon), due 9/1/32	1,500,000	545,460
	Series A, Insured: GTY (zero coupon), due 9/1/34	1,000,000	320,050
	Series A, Insured: GTY (zero coupon), due 9/1/35	360,000	105,642
	Series A, Insured: GTY (zero coupon), due 9/1/36	470,000	126,839
	Rhode Island Health & Educational Building Corp., Educational Facilities-Meeting Street Center, Revenue Bonds 0.01%, due 6/1/35 (b)	2,255,000	2,255,000
	Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 5/15/21	1,000,000	1,011,010
	Woonsocket, Unlimited General Obligation
	Insured: NATL-RE 5.75%, due 10/1/15	85,000	85,097
	Insured: NATL-RE 5.75%, due 10/1/16	90,000	90,074
	Insured: NATL-RE 6.00%, due 10/1/17	205,000	205,166
	Insured: NATL-RE 6.00%, due 10/1/18	115,000	115,073
			7,805,456
	South Carolina 0.1%
	South Carolina Jobs - Economic Development Authority, Revenue Bonds Insured: AMBAC 5.00%, due 11/1/18	1,330,000	1,328,510

	South Dakota 0.2%
	South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,427,641

	Tennessee 1.2%
	Chattanooga Health Educational & Housing Facility Board, CDFI Phase Project, Revenue Bonds
	Series A 5.125%, due 10/1/35	2,000,000	2,003,100
	Series B 6.00%, due 10/1/35	500,000	501,150
	Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	5,250,000	5,552,190
	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Series B, Insured: AGM 0.02%, due 6/1/42 (b)	12,000,000	12,000,000
			20,056,440
	Texas 7.3%
	Arlington Higher Education Finance Corp., University Academy, Revenue Bonds
	Series A 7.00%, due 3/1/34	375,000	397,376
	Series A 7.125%, due 3/1/44	1,530,000	1,622,397
	Austin Convention Enterprises, Inc., Revenue Bonds
	Series A, Insured: XLCA 5.00%, due 1/1/34	3,360,000	3,399,950
	Series B 5.75%, due 1/1/34 (a)	110,000	113,759
	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,000,000	752,830
	(zero coupon), due 1/1/33	315,000	141,816
	(zero coupon), due 1/1/34	3,275,000	1,388,272
	(zero coupon), due 1/1/35	3,700,000	1,493,579
	(zero coupon), due 1/1/36	2,000,000	765,920
	(zero coupon), due 1/1/39	3,500,000	1,134,805
	5.00%, due 1/1/33	1,725,000	1,864,018
	5.00%, due 1/1/42	2,340,000	2,513,371
	6.75%, due 1/1/41	7,500,000	9,018,825
	Central Texas Turnpike System, Revenue Bonds Series C 5.00%, due 8/15/42	10,000,000	10,712,900
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
	5.75%, due 8/15/41	1,750,000	1,956,762
	6.00%, due 8/15/43	3,500,000	4,153,170
	Clifton Higher Education Finance Corp., Revenue Bonds Series A 5.00%, due 12/1/45	1,500,000	1,544,010
	Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,405,772
	Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds Series A 5.50%, due 4/1/53	500,000	549,630
	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,781,610
	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
	Series A 5.00%, due 6/1/33	900,000	958,716
	Series A 5.00%, due 6/1/38	1,960,000	2,068,996
	Harris County-Houston Sports Authority, Revenue Bonds
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	305,851
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	667,767
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	372,810
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	388,617
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,670,000	685,735
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	111,913
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	341,475
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	77,254
	Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/34	1,535,000	629,273
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	655,287
	Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/38	36,815,000	11,532,667
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	420,830
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	432,155
	Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/40	1,060,000	295,125
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	485,936
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	172,193
	Houston, Texas Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (c)	6,400,000	6,709,312
	Lufkin Health Facilities Development Corp., Memorial Health System, Revenue Bonds 5.50%, due 2/15/37	2,150,000	2,311,830
	New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,074,880
	New Hope Cultural Education Facilities Corp., Stephenville Tarleton, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	4,003,867
	North Texas Education Finance Corp., Revenue Bonds Series A 5.25%, due 12/1/47	7,705,000	8,218,307
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,168,000
	Tarrant County Cultural Education Facilities Finance Corp., Trinity Terrace Project, Revenue Bonds Series A-1 5.00%, due 10/1/44	1,750,000	1,831,760
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,678,814
	7.50%, due 6/30/33	750,000	916,433
¤	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds
	6.75%, due 6/30/43 (c)	11,500,000	13,984,575
	6.875%, due 12/31/39	5,050,000	5,929,003
	Texas State Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	1,300,000	1,335,373
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,152,000
	Tyler Health Facilities Development Corp., Revenue Bonds Series A 5.375%, due 11/1/37	3,090,000	3,191,445
			126,818,971
	U.S. Virgin Islands 0.2%
	Virgin Islands Water & Power Authority, Revenue Bonds 5.50%, due 7/1/17	2,835,000	2,844,129

	Utah 0.1%
	Utah State Charter School Finance Authority, Da Vinci Academy, Revenue Bonds Series A 7.75%, due 3/15/39	700,000	804,545
	Utah State Charter School Finance Authority, North Star Academy, Revenue Bonds Series A 7.00%, due 7/15/45	600,000	662,868
			1,467,413
	Vermont 0.0%‡
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
	Series A, Insured: GTY 4.75%, due 8/15/36	500,000	506,370
	Series A, Insured: GTY 5.75%, due 2/15/37	140,000	142,831
			649,201
	Virginia 3.0%
	Madison County Industrial Development Authority, Woodberry Forest School, Revenue Bonds 0.08%, due 10/1/37 (b)	3,440,000	3,440,000
	Norfolk Redevelopment and Housing Authority, Norfolk Retirement Community, Inc., Revenue Bonds 5.375%, due 1/1/46	1,500,000	1,510,665
	Route 460 Funding Corp., Revenue Bonds Senior Lien, Series - A 5.125%, due 7/1/49	7,675,000	8,255,153
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	17,925,000	12,471,498
	Virginia College Building Authority, Marymount University Project, Revenue Bonds
	Series B 5.00%, due 7/1/45 (a)	2,500,000	2,461,725
	Series A 5.00%, due 7/1/45	1,000,000	984,690
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds
	5.50%, due 1/1/42 (c)	10,000,000	10,847,900
	6.00%, due 1/1/37 (c)	1,300,000	1,489,059
	Virginia Small Business Financing Authority, Senior Lien-Express Lanes LLC, Revenue Bonds 5.00%, due 1/1/40 (c)	10,000,000	10,450,700
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.02%, due 7/1/30 (b)	65,000	65,000
			51,976,390
	Washington 1.0%
	Chelan County Public Hospital District No. 1, General Obligation Insured: AMBAC 4.45%, due 12/1/30	855,000	820,937
	King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,094,850
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (c)	1,825,000	1,904,552
	Washington Economic Development Finance Authority, Pioneer Human Services Project, Revenue Bonds 0.06%, due 9/1/18 (b)	805,000	805,000
	Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,660,000	7,956,102
	Washington State Housing Finance Commission, Revenue Bonds 0.04%, due 11/1/25 (b)	1,000,000	1,000,000
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,081,210
			16,662,651
	West Virginia 0.1%
	Brooke County, Bethany College, Revenue Bonds Series A 6.75%, due 10/1/37	1,835,000	2,024,207
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	465,000	457,602
			2,481,809
	Wisconsin 2.1%
	Menasha, Unlimited General Obligation 4.40%, due 9/1/17	100,000	100,353
	Public Finance Authority Revenue, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,168,090
	Public Finance Authority, Cullowhee LLC, Revenue Bonds 5.25%, due 7/1/47	2,000,000	2,048,260
	Public Finance Authority, National Gypsum Co., Revenue Bonds 5.25%, due 4/1/30 (c)	10,500,000	10,699,500
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.50%, due 4/1/32	1,250,000	1,227,175
	5.75%, due 4/1/42	3,375,000	3,311,516
	5.875%, due 4/1/45	5,650,000	5,598,528
	Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (c)	1,670,000	1,680,554
	Public Finance Authority, Wisconsin Educational Facility, Palm Beach Maritime Academy Project, Revenue Bonds Series A 7.00%, due 5/1/40	2,870,000	2,869,541
	Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44	1,400,000	1,483,006
	Warrens, Unlimited General Obligation 4.70%, due 12/1/19	120,000	74,542
	Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds
	5.25%, due 2/1/43	2,400,000	2,404,560
	5.375%, due 2/1/48	4,400,000	4,557,784
			37,223,409
	Wyoming 0.1%
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	577,075
	Wyoming Community Development Authority, Student Housing, Revenue Bonds 6.50%, due 7/1/43	930,000	1,054,118
			1,631,193
	Total Municipal Bonds (Cost $1,555,570,393)		1,635,761,241

		Shares
	Closed-End Funds 2.0%
	California 0.0%‡
	BlackRock MuniHoldings California Quality Fund, Inc.	57,976	827,897

	Michigan 0.1%
	Nuveen Michigan Quality Income	113,407	1,507,179

	Multi-State 1.6%
	BlackRock Municipal Bond Investment Trust	25,008	358,115
	BlackRock MuniHoldings Investment Quality Fund	225,594	3,189,899
	BlackRock MuniHoldings Quality Fund, Inc.	137,789	1,820,193
	BlackRock MuniYield Fund, Inc.	64,300	898,914
	BlackRock MuniYield Investment Fund	9,947	145,922
	BlackRock MuniYield Investment Quality Fund	38,165	510,266
	Dreyfus Municipal Bond Infrastructure Fund, Inc.	5,150	60,925
	Invesco Advantage Municipal Income Trust II	329,194	3,644,178
	Invesco Municipal Trust	228,899	2,797,146
	Invesco Quality Municipal Income Trust	91,446	1,091,865
	MFS High Income Municipal Trust	100,000	464,000
	MFS High Yield Municipal Trust	86,802	366,304
	MFS Municipal Income Trust	116,743	747,155
	Nuveen Dividend Advantage Municipal Fund 2	38,744	527,306
	Nuveen Dividend Advantage Municipal Fund 3	192,768	2,648,632
	Nuveen Municipal Advantage Fund, Inc.	98,067	1,298,407
	Nuveen Municipal Market Opportunity Fund, Inc.	225,409	2,957,366
	Nuveen Performance Plus Municipal Fund, Inc.	133,284	1,884,636
	Nuveen Quality Income Municipal Fund, Inc.	131,907	1,784,702
			27,195,931
	New York 0.1%
	Nuveen New York AMT-Free Municipal Income Fund	170,989	2,176,690
	Nuveen New York Dividend Advantage Municipal Fund	3,713	50,125
			2,226,815
	Pennsylvania 0.2%
	Nuveen Pennsylvania Investment Quality Municipal Fund	201,714	2,672,711

	Total Closed-End Funds (Cost $36,149,050)		34,430,533
	Total Investments (Cost $1,591,719,443) (f)	96.0%	1,670,191,774
	Other Assets, Less Liabilities	4.0	69,219,685
	Net Assets	100.0%	$1,739,411,459

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2015.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	Illiquid security - As of July 31, 2015, the total market value of these securities was $26,023,766, which represented 1.5% of the Fund's net assets.
(e)	Issue in default.
(f)	As of July 31, 2015, cost was $1,591,964,817 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$98,796,195
Gross unrealized depreciation	(20,569,238)
Net unrealized appreciation	$78,226,957

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(800)	September 2015	$(101,950,000)	$(176,760)
United States Long Bond	(325)	September 2015	(50,679,688)	(433,349)
			$(152,629,688)	$(610,109)

1. As of July 31, 2015, cash in the amount of $2,185,000 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC/GTY	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
NATL-RE	—National Public Finance Guarantee Corp.
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$1,635,761,241	$—	$1,635,761,241
Closed-End Funds	34,430,533	—	—	34,430,533
Total Investments in Securities	$34,430,533	$1,635,761,241	$—	$1,670,191,774

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(610,109)	$—	$—	$(610,109)
Total Other Financial Instruments	$(610,109)	$—	$—	$(610,109)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Opportunities Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 115.5%†
	Asset-Backed Securities 1.9%
	Home Equity 1.7%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.247%, due 10/25/36 (a)		$1,605,692	$1,478,240
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.257%, due 5/25/37 (a)		320,692	229,090
	First NLC Trust Series 2007-1, Class A1 0.257%, due 8/25/37 (a)(b)		985,841	561,896
	GSAA Home Equity Trust
	Series 2006-14, Class A1 0.237%, due 9/25/36 (a)		433,456	229,939
	Series 2006-18, Class AV1 0.257%, due 11/25/36 (a)		105,201	45,028
	Series 2007-5, Class 2A1A 0.307%, due 4/25/47 (a)		373,071	302,571
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.317%, due 4/25/37 (a)		277,870	268,104
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.287%, due 4/25/37 (a)		382,263	375,357
	JP Morgan Mortgage Acquisition Trust
	Series 2007-HE1, Class AF1 0.287%, due 3/25/47 (a)		423,289	260,449
	Series 2007-CH2, Class AF2 4.905%, due 1/25/37 (c)		1,227,210	929,820
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.287%, due 9/25/36 (a)		883,926	496,903
	Series 2006-HE8, Class A2B 0.287%, due 10/25/36 (a)		210,886	123,449
	Series 2007-NC2, Class A2FP 0.337%, due 2/25/37 (a)		1,648,893	996,002
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)		3,259,128	1,752,883
	Securitized Asset Backed Receivables LLC Trust
	Series 2006-FR4, Class A2A 0.267%, due 8/25/36 (a)		2,943,554	1,243,292
	Series 2007-BR4, Class A2A 0.277%, due 5/25/37 (a)		1,025,866	673,349
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.267%, due 6/25/37 (a)		1,201,346	723,517
	Series 2006-EQ2, Class A2 0.297%, due 1/25/37 (a)		1,752,234	1,215,132
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.297%, due 9/25/37 (a)		2,258,329	1,053,253
				12,958,274
	Student Loans 0.2%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.602%, due 5/25/29 (a)		1,823,487	1,762,439
	Total Asset-Backed Securities (Cost $18,383,919)			14,720,713

	Corporate Bonds 103.7%
	Aerospace & Defense 2.8%
	KLX, Inc. 5.875%, due 12/1/22 (b)		6,825,000	6,859,125
	Orbital ATK, Inc. 5.25%, due 10/1/21		7,200,000	7,380,000
	TransDigm, Inc. 6.00%, due 7/15/22 (d)		6,765,000	6,748,087
				20,987,212
	Airlines 1.1%
	America West Airlines Pass-Through Trust Series 2000-1, Class G 8.057%, due 1/2/22		989,813	1,128,387
	American Airlines Group, Inc. 4.625%, due 3/1/20 (b)		2,000,000	1,955,000
	Continental Airlines, Inc. Series 2004-ERJ1 9.558%, due 3/1/21		2,899,828	3,175,312
	U.S. Airways Group, Inc. 6.125%, due 6/1/18 (d)		1,200,000	1,254,000
	UAL 2009-2B Pass-Through Trust 12.00%, due 7/15/17 (b)		977,775	1,019,330
				8,532,029
	Auto Manufacturers 1.5%
	Ford Motor Co.
	7.50%, due 8/1/26		255,000	314,660
	8.90%, due 1/15/32		410,000	563,428
	9.98%, due 2/15/47		1,500,000	2,285,442
	Navistar International Corp. 8.25%, due 11/1/21 (d)		8,395,000	7,928,154
				11,091,684
	Auto Parts & Equipment 1.7%
	Dana Holding Corp. 5.375%, due 9/15/21		3,075,000	3,136,500
	MPG Holdco I, Inc. 7.375%, due 10/15/22		3,405,000	3,617,983
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (b)		3,880,000	3,889,700
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (b)		2,220,000	2,170,050
				12,814,233
	Banks 10.8%
	Bank of America Corp. 8.00%, due 7/29/49 (a)		504,000	533,232
	Barclays PLC 6.50%, due 12/29/49 (a)	EUR	9,000,000	10,062,686
	Capital One Financial Corp. 5.55%, due 12/29/49 (a)(d)		$6,050,000	6,057,260
	Citigroup, Inc. 6.30%, due 12/29/49 (a)		8,750,000	8,575,000
	Credit Agricole S.A. 7.875%, due 1/29/49 (a)(b)		6,000,000	6,225,126
	Dresdner Funding Trust I 8.151%, due 6/30/31 (b)		5,500,000	6,902,500
	HSBC Holdings PLC 6.375%, due 12/29/49 (a)(d)		6,500,000	6,540,625
	Industrial Senior Trust 5.50%, due 11/1/22 (b)		7,500,000	7,246,875
	Lloyds Banking Group PLC 7.50%, due 4/30/49 (a)		2,650,000	2,762,625
	National Capital Trust I Series Reg S 5.62%, due 9/29/49 (a)	GBP	5,000,000	8,276,750
	Sberbank of Russia Via SB Capital S.A. Series Reg S 5.125%, due 10/29/22		$6,800,000	5,916,000
	VTB Bank OJSC Via VTB Capital S.A. 6.95%, due 10/17/22 (b)		7,000,000	6,332,410
	Wachovia Capital Trust III 5.57%, due 3/29/49 (a)		1,000,000	989,375
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		6,075,000	6,109,627
				82,530,091
	Building Materials 1.0%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17 (d)		5,800,000	4,930,000
	USG Corp. 5.875%, due 11/1/21 (b)		2,270,000	2,377,825
				7,307,825
	Chemicals 0.7%
	Hexion, Inc.
	6.625%, due 4/15/20 (d)		645,000	590,981
	8.875%, due 2/1/18 (d)		3,360,000	2,923,200
	Momentive Performance Materials, Inc. 4.69%, due 4/24/22 (d)		2,510,000	2,058,200
	Momentive Performance Materials, Inc. (Escrow Claim Shares) 10.00%, due 10/15/20 (e)(f)(g)		2,510,000	3
				5,572,384
	Coal 0.0%‡
	Alpha Natural Resources, Inc. 7.50%, due 8/1/20 (b)		2,236,000	127,788

	Commercial Services 2.6%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (b)		800,000	796,000
	5.50%, due 4/1/23 (d)		5,810,000	5,839,050
	Hertz Corp. (The)
	6.25%, due 10/15/22		750,000	765,000
	7.375%, due 1/15/21		3,345,000	3,487,162
	Service Corp. International 5.375%, due 5/15/24 (d)		3,530,000	3,741,800
	United Rentals North America, Inc.
	5.50%, due 7/15/25		960,000	918,000
	6.125%, due 6/15/23		4,285,000	4,413,550
				19,960,562
	Computers 1.7%
	NCR Corp. 6.375%, due 12/15/23 (d)		5,330,000	5,616,488
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19 (d)		6,135,000	6,340,768
	7.625%, due 11/15/20		1,107,000	1,160,966
				13,118,222
	Cosmetics & Personal Care 0.7%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		5,020,000	5,333,750

	Electric 1.4%
	Calpine Corp. 5.75%, due 1/15/25 (d)		10,490,000	10,227,750

	Entertainment 2.1%
	Isle of Capri Casinos, Inc.
	5.875%, due 3/15/21		2,339,000	2,426,712
	8.875%, due 6/15/20		2,150,000	2,322,000
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		3,800,000	4,004,250
	Pinnacle Entertainment, Inc. 7.75%, due 4/1/22		4,155,000	4,653,600
	Scientific Games International, Inc. 10.00%, due 12/1/22 (d)		2,955,000	2,870,044
				16,276,606
	Finance - Auto Loans 0.7%
	Ally Financial, Inc. 8.00%, due 11/1/31 (d)		4,261,000	5,141,450

	Finance - Consumer Loans 3.1%
	Navient Corp.
	7.25%, due 1/25/22 (d)		650,000	641,875
	8.00%, due 3/25/20 (d)		6,000,000	6,240,000
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		5,650,000	5,890,125
¤	Springleaf Finance Corp.
	6.00%, due 6/1/20		6,920,000	7,075,700
	7.75%, due 10/1/21		3,270,000	3,605,175
				23,452,875
	Finance - Other Services 2.1%
	Ausdrill Finance Pty, Ltd. 6.875%, due 11/1/19 (b)		2,740,000	2,123,500
¤	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22 (d)		1,695,000	1,754,325
	6.00%, due 8/1/20 (d)		11,100,000	11,682,750
				15,560,575
	Food 2.6%
	Kraft Heinz Foods Co. 4.875%, due 2/15/25 (b)		2,180,000	2,335,325
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (b)		4,125,000	4,144,387
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (b)		3,215,000	3,287,337
	Premier Foods Finance PLC Series Reg S 6.50%, due 3/15/21	GBP	3,300,000	4,864,855
	Smithfield Foods, Inc. 6.625%, due 8/15/22 (d)		$5,085,000	5,435,611
				20,067,515
	Forest Products & Paper 0.4%
	Stora Enso OYJ 7.25%, due 4/15/36 (b)		3,000,000	3,210,000

	Hand & Machine Tools 0.5%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (b)		3,500,000	3,613,750

	Health Care - Products 3.0%
	Alere, Inc.
	6.375%, due 7/1/23 (b)		1,240,000	1,289,600
	6.50%, due 6/15/20 (d)		4,865,000	5,059,600
	7.25%, due 7/1/18		1,461,000	1,532,589
	8.625%, due 10/1/18 (d)		1,240,000	1,278,750
	Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, due 11/1/18 (d)		3,200,000	3,404,000
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (b)		10,145,000	10,576,162
				23,140,701
	Health Care - Services 4.9%
	CHS / Community Health Systems, Inc. 6.875%, due 2/1/22 (d)		9,750,000	10,432,500
¤	HCA, Inc.
	5.00%, due 3/15/24		10,000,000	10,412,500
	5.375%, due 2/1/25		2,915,000	2,980,587
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (b)		6,160,000	6,375,600
	Tenet Healthcare Corp. 8.125%, due 4/1/22		6,695,000	7,510,987
				37,712,174
	Holding Company - Diversified 0.3%
	Stena AB 7.00%, due 2/1/24 (b)		2,630,000	2,511,650

	Home Builders 3.7%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19 (d)		2,030,000	2,019,850
	7.25%, due 2/1/23 (d)		2,720,000	2,618,000
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (b)		2,350,000	2,068,000
	7.25%, due 10/15/20 (b)		6,080,000	6,140,800
	Meritage Homes Corp. 6.00%, due 6/1/25 (b)		2,935,000	2,964,350
	PulteGroup, Inc. 7.875%, due 6/15/32 (d)		5,295,000	6,089,250
	TRI Pointe Holdings, Inc. 5.875%, due 6/15/24		6,690,000	6,589,650
				28,489,900
	Household Products & Wares 0.2%
	Spectrum Brands, Inc. 5.75%, due 7/15/25 (b)		1,560,000	1,606,488

	Insurance 5.6%
	American International Group, Inc. 8.175%, due 5/15/68 (a)(d)		4,000,000	5,360,000
	Genworth Holdings, Inc. 6.15%, due 11/15/66 (a)		10,366,000	6,167,770
	Glen Meadow Pass-through Trust 6.505%, due 2/12/67 (a)(b)		11,000,000	10,202,500
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (b)		3,000,000	3,555,000
	10.75%, due 6/15/88 (a)(b)		2,000,000	3,040,000
	Lincoln National Corp.
	6.05%, due 4/20/67 (a)(d)		3,000,000	2,700,000
	7.00%, due 5/17/66 (a)(d)		3,840,000	3,456,000
	Oil Insurance, Ltd. 3.264%, due 12/29/49 (a)(b)		3,250,000	2,795,000
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (b)		1,300,000	1,627,742
	9.25%, due 6/15/39 (b)		1,000,000	1,523,897
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)		2,500,000	2,565,000
				42,992,909
	Iron & Steel 3.9%
	AK Steel Corp.
	7.625%, due 10/1/21 (d)		3,530,000	2,488,650
	8.375%, due 4/1/22 (d)		2,700,000	1,836,000
¤	ArcelorMittal
	7.50%, due 3/1/41 (d)		2,100,000	2,000,250
	7.75%, due 10/15/39		12,435,000	11,999,775
	Severstal OAO Via Steel Capital S.A. 5.90%, due 10/17/22 (b)		7,750,000	7,414,425
	United States Steel Corp.
	7.375%, due 4/1/20 (d)		2,855,000	2,769,350
	7.50%, due 3/15/22		1,400,000	1,330,000
				29,838,450
	Lodging 2.1%
¤	MGM Resorts International 6.75%, due 10/1/20 (d)		10,859,000	11,619,130
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (b)		4,600,000	4,427,500
				16,046,630
	Machinery - Construction & Mining 0.7%
	Terex Corp. 6.00%, due 5/15/21 (d)		5,475,000	5,495,531

	Machinery - Diversified 0.5%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (b)		3,640,000	3,985,800

	Media 3.9%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24 (d)		6,680,000	6,801,075
	Clear Channel Worldwide Holdings, Inc.
	Series A 7.625%, due 3/15/20		559,000	579,264
	Series B 6.50%, due 11/15/22 (d)		1,000,000	1,042,500
	7.625%, due 3/15/20 (d)		5,147,000	5,407,567
	DISH DBS Corp. 6.75%, due 6/1/21 (d)		5,120,000	5,414,400
	iHeartCommunications, Inc. 9.00%, due 3/1/21 (d)		11,675,000	10,565,875
				29,810,681
	Mining 1.2%
	Aleris International, Inc.
	6.00%, due 6/1/20 (b)(e)(f)(g)		11,797	10,047
	7.625%, due 2/15/18 (d)		3,755,000	3,787,387
	7.875%, due 11/1/20 (d)		4,375,000	4,430,125
	Vedanta Resources PLC 8.25%, due 6/7/21 (b)		1,215,000	1,145,138
				9,372,697
	Miscellaneous - Manufacturing 1.8%
	Bombardier, Inc.
	6.00%, due 10/15/22 (b)		740,000	602,175
	6.125%, due 1/15/23 (b)		1,735,000	1,405,350
	7.75%, due 3/15/20 (b)		1,560,000	1,446,900
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		7,555,000	6,705,062
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		4,725,000	3,827,250
				13,986,737
	Oil & Gas 6.6%
	Berry Petroleum Co. LLC 6.375%, due 9/15/22 (d)		4,495,000	3,011,650
	California Resources Corp. 6.00%, due 11/15/24		3,320,000	2,689,200
	CHC Helicopter S.A. 9.25%, due 10/15/20		9,499,500	6,079,680
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		3,915,000	3,836,700
	Concho Resources, Inc. 6.50%, due 1/15/22 (d)		2,500,000	2,584,375
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20		1,760,000	1,817,200
	Gazprom Oao Via Gaz Capital S.A.
	Series Reg S 3.60%, due 2/26/21	EUR	2,000,000	2,035,669
	8.625%, due 4/28/34 (b)		$1,900,000	2,074,230
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 7.625%, due 4/15/21 (b)		4,770,000	4,913,100
	Linn Energy LLC / Linn Energy Finance Corp.
	7.75%, due 2/1/21 (d)		2,650,000	1,550,250
	8.625%, due 4/15/20 (d)		2,640,000	1,623,600
	Petrobras Global Finance B.V.
	6.25%, due 3/17/24 (d)		1,310,000	1,226,029
	7.25%, due 3/17/44 (d)		2,960,000	2,597,607
	Precision Drilling Corp. 6.50%, due 12/15/21 (d)		2,840,000	2,690,900
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (b)		2,350,000	2,391,125
	6.375%, due 4/1/23 (b)		2,435,000	2,501,963
	Swift Energy Co.
	7.875%, due 3/1/22		2,460,000	615,000
	8.875%, due 1/15/20		2,849,000	740,740
	Whiting Petroleum Corp. 5.75%, due 3/15/21		5,885,000	5,737,875
				50,716,893
	Oil & Gas Services 1.6%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19		3,890,000	2,907,775
	7.75%, due 10/15/22 (d)		2,025,000	1,463,063
	CGG S.A. 6.50%, due 6/1/21 (d)		5,550,000	4,218,000
	PHI, Inc. 5.25%, due 3/15/19 (d)		3,700,000	3,357,750
				11,946,588
	Packaging & Containers 3.4%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, due 6/30/21 (b)		1,700,000	1,693,625
	Novelis, Inc. 8.75%, due 12/15/20 (d)		4,865,000	5,132,575
¤	Reynolds Group Issuer, Inc.
	8.25%, due 2/15/21 (d)		2,600,000	2,697,500
	8.50%, due 5/15/18 (d)		5,175,000	5,259,094
	9.875%, due 8/15/19 (d)		8,066,000	8,484,424
	Sealed Air Corp. 5.50%, due 9/15/25 (b)		2,865,000	2,925,881
				26,193,099
	Pharmaceuticals 2.0%
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 7/15/23 (b)		2,705,000	2,813,200
¤	Valeant Pharmaceuticals International, Inc.
	5.625%, due 12/1/21 (b)		5,400,000	5,541,750
	6.125%, due 4/15/25 (b)		1,570,000	1,640,650
	7.50%, due 7/15/21 (b)		4,990,000	5,414,150
				15,409,750
	Pipelines 1.8%
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23 (b)		4,600,000	4,623,000
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 4.875%, due 6/1/25 (d)		1,795,000	1,745,637
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23 (d)		3,000,000	2,775,000
	6.875%, due 2/1/21		2,965,000	3,083,600
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.875%, due 10/1/20 (d)		1,096,000	1,128,880
				13,356,117
	Real Estate Investment Trusts 1.2%
	Iron Mountain, Inc. 6.00%, due 8/15/23 (d)		8,600,000	8,944,000

	Retail 1.0%
	Dollar Tree, Inc. 5.75%, due 3/1/23 (b)		5,335,000	5,628,425
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.75%, due 3/1/25 (d)		1,760,000	1,755,600
				7,384,025
	Semiconductors 0.8%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (b)		1,160,000	1,178,125
	6.00%, due 1/15/22 (b)		4,908,000	5,128,860
				6,306,985
	Software 0.7%
	First Data Corp. 10.625%, due 6/15/21 (d)		4,940,000	5,508,100

	Telecommunications 12.8%
	Altice S.A. 7.75%, due 5/15/22 (b)		6,945,000	6,997,088
	CenturyLink, Inc. 6.75%, due 12/1/23 (d)		5,685,000	5,699,213
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (b)		3,970,000	3,920,375
	Frontier Communications Corp.
	6.25%, due 9/15/21 (d)		1,750,000	1,614,375
	8.50%, due 4/15/20 (d)		3,500,000	3,622,500
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21 (d)		5,601,000	6,196,106
¤	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21 (d)		10,584,000	8,414,280
	8.125%, due 6/1/23 (d)		3,410,000	2,710,950
¤	Sprint Capital Corp.
	6.875%, due 11/15/28		18,465,000	15,649,087
	8.75%, due 3/15/32 (d)		6,685,000	6,325,681
	Sprint Communications, Inc. 6.00%, due 11/15/22		6,325,000	5,556,513
	Sprint Corp. 7.875%, due 9/15/23 (d)		3,500,000	3,355,625
¤	T-Mobile USA, Inc.
	6.125%, due 1/15/22		5,225,000	5,460,125
	6.542%, due 4/28/20		4,700,000	4,950,980
	6.625%, due 11/15/20		1,550,000	1,612,000
	Telecom Italia Capital S.A. 7.20%, due 7/18/36		1,975,000	2,182,375
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (b)		2,990,000	2,892,825
	ViaSat, Inc. 6.875%, due 6/15/20		2,530,000	2,675,475
	Virgin Media Finance PLC 6.375%, due 10/15/24 (b)	GBP	3,750,000	6,104,493
	Windstream Services LLC 7.50%, due 4/1/23		$2,375,000	1,935,625
				97,875,691
	Transportation 2.5%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)		4,770,000	4,913,100
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21 (d)		10,695,000	8,475,787
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		5,925,000	5,828,719
				19,217,606
	Total Corporate Bonds (Cost $817,223,231)			792,775,503

	Foreign Bonds 5.6%
	Banks 2.4%
	HBOS Capital Fund L.P. Series A 6.461%, due 11/29/49 (a)	GBP	3,500,000	5,821,053
	ING Groep N.V. 5.14%, due 3/29/49 (a)		5,000,000	7,870,252
	Santander UK PLC 4.814%, due 9/28/49 (a)		3,000,000	4,697,602
				18,388,907
	Insurance 1.4%
	Assicurazioni Generali S.p.A. 6.416%, due 12/29/49 (a)		6,400,000	10,323,387

	Packaging & Containers 1.8%
	Ardagh Packaging Finance PLC Series Reg S 9.25%, due 10/15/20	EUR	5,700,000	6,604,330
	Rexam PLC 6.75%, due 6/29/67 (a)		6,300,000	7,048,710
				13,653,040
	Total Foreign Bonds (Cost $41,719,704)			42,365,334

	Loan Assignments 3.4% (h)
	Airlines 0.4%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19		$2,940,000	2,933,177

	Auto Parts & Equipment 0.3%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		2,375,597	2,381,536

	Computers 0.1%
	SunGard Data Systems, Inc. Term Loan E 4.00%, due 3/8/20		593,278	594,020

	Entertainment 0.6%
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		4,925,000	4,941,415

	Food Services 0.1%
	Aramark Services, Inc.
	USD Term Loan F 3.25%, due 2/24/21		859,809	857,660
	Extended Synthetic LOC 3 3.676%, due 7/26/16		31,723	31,565
	Extended Synthetic LOC 2 3.687%, due 7/26/16		57,145	56,859
				946,084
	Health Care - Products 1.2%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		9,013,950	8,947,472

	Leisure Time 0.3%
	ClubCorp Club Operations, Inc. 2015 Term Loan 4.25%, due 6/24/20		1,878,103	1,885,146

	Media 0.4%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/3/21		377,757	376,393
	Clear Channel Communications, Inc. Term Loan D 6.94%, due 1/30/19		3,127,798	2,867,799
				3,244,192
	Real Estate 0.0%‡
	Realogy Corp. Extended Letter of Credit 4.534%, due 10/10/16		165,356	163,702

	Total Loan Assignments (Cost $26,096,709)			26,036,744

	Mortgage-Backed Securities 0.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Banc of America Commercial Mortgage Trust
	Series 2005-J, Class 1A1 2.496%, due 11/25/35 (i)		419,267	370,955
	Series 2007-2, Class A4 5.782%, due 4/10/49 (i)		600,000	626,214
	Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW14, Class A4 5.201%, due 12/11/38		573,347	595,793
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48		425,813	438,791
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		274,760	263,098
	GS Mortgage Securities Trust Series 2007-GG10, Class A4 5.989%, due 8/10/45 (i)		569,935	604,786
	IndyMac Index Mortgage Loan Trust
	Series 2004-AR4, Class 3A 2.449%, due 8/25/34 (i)		476,003	473,169
	Series 2005-AR9, Class 4A2 2.539%, due 7/25/35 (i)		1,721,518	1,471,025
	Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A1S 0.297%, due 2/25/47 (a)		756,675	719,864
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (f)		109,275	108,705
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.738%, due 7/25/36 (i)		475,258	459,106
				6,131,506
	Residential Mortgage (Collateralized Mortgage Obligation) 0.1%
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 1.974%, due 11/25/36 (i)		429,481	379,603

	Total Mortgage-Backed Securities (Cost $5,573,040)			6,511,109
	Total Long-Term Bonds (Cost $908,996,603)			882,409,403

			Shares
	Common Stocks 0.6%
	Auto Manufacturers 0.5%
	General Motors Co.		118,745	3,741,655
	Motors Liquidation Co. GUC Trust		19,523	331,891
				4,073,546
	Electric 0.1%
	Dynegy, Inc. (j)		13,120	341,776

	Total Common Stocks (Cost $4,351,434)			4,415,322

	Preferred Stock 0.1%
	Banks 0.1%
	Citigroup Capital XIII 7.875% (a)		40,000	1,018,800

	Total Preferred Stock (Cost $1,000,000)			1,018,800

			Number of Warrants
	Warrants 0.3%
	Auto Manufacturers 0.3%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (j)		76,519	1,683,418
	Strike Price $18.33 Expires 7/10/19 (j)		40,620	597,520
	Total Warrants (Cost $2,232,447)			2,280,938

			Principal Amount
	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $6,972,973 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $7,265,000 and a Market Value of $7,112,893)		$6,972,973	6,972,973
	Total Short-Term Investment (Cost $6,972,973)			6,972,973
	Total Investments, Before Investments Sold Short (Cost $923,553,457) (k)		117.4%	897,097,436

			Principal Amount
	Long-Term Bonds Sold Short (19.7%)
	Corporate Bonds Sold Short (2.3%)
	Media (0.2%)
	Time Warner Cable, Inc. 8.75%, due 2/14/19		(1,000,000)	(1,186,179)

	Oil & Gas (0.8%)
	Rice Energy, Inc. 6.25%, due 5/1/22		(6,685,000)	(6,317,325)

	Pipelines (1.3%)
	Williams Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23		(10,115,000)	(9,905,872)

	Total Corporate Bonds Sold Short (Proceeds $18,374,096)			(17,409,376)

	U.S. Government Security Sold Short (17.4%)
	United States Treasury Notes 0.375%, due 5/31/16		(132,750,000)	(132,853,678)
	Total U.S. Government Security Sold Short (Proceeds $132,723,575)			(132,853,678)
	Total Long-Term Bonds Sold Short (Proceeds $151,097,671)			(150,263,054)
	Total Investments, Net of Investments Sold Short (Cost $772,455,786)		97.7	746,834,382
	Other Assets, Less Liabilities		2.3	17,497,645
	Net Assets		100.0%	$764,332,027

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of July 31, 2015.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of these securities was $10,050, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Illiquid security - As of July 31, 2015, the total market value of these securities was $118,755, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	Restricted security.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2015.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2015.
(j)	Non-income producing security.
(k)	As of July 31, 2015, cost was $923,583,735 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$30,877,330
Gross unrealized depreciation	(57,363,629)
Net unrealized depreciation	$(26,486,299)

As of July 31, 2015, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	9/17/15	JPMorgan Chase Bank	EUR	1,365,000	$1,482,062	$17,909
Pound Sterling vs. U.S. Dollar	9/17/15	JPMorgan Chase Bank	GBP	4,490,000	6,979,660	29,978

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	9/17/15	JPMorgan Chase Bank	EUR	25,263,000	28,264,497	503,486
Pound Sterling vs. U.S. Dollar	9/17/15	JPMorgan Chase Bank	GBP	35,857,000	55,601,478	(377,274)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$174,099

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(1,028)	September 2015	$(225,196,250)	$(350,470)
			$(225,196,250)	$(350,470)

1. As of July 31, 2015, cash in the amount of $724,425 was on deposit with brokers for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

As of July 31, 2015, the Fund held the following centrally cleared credit default swap contract1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	Receive/(Pay) Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]

Markit iTraxx Europe Crossover Series 23	6/20/2020	Buy	$9,000	(5.00)%	$993,164	$(938,918)	$54,246

As of July 31, 2015, the Fund held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	Receive/(Pay) Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]

Staples, Inc. 2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$12,500	(1.00)%	$(678,114)	$(33,179)	$(711,293)

1. As of July 31, 2015, cash in the amount of $329,394 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2015.

The following abbreviations are used in the preceding pages:
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$14,720,713	$—	$14,720,713
Corporate Bonds (b)	—	792,765,453	10,050	792,775,503
Foreign Bonds	—	42,365,334	—	42,365,334
Loan Assignments (c)	—	25,784,618	252,126	26,036,744
Mortgage-Backed Securities	—	6,511,109	—	6,511,109
Total Long-Term Bonds	—	882,147,227	262,176	882,409,403
Common Stocks	4,415,322	—	—	4,415,322
Preferred Stock	1,018,800	—	—	1,018,800
Warrants	2,280,938	—	—	2,280,938
Short-Term Investment
Repurchase Agreement	—	6,972,973	—	6,972,973
Total Investments in Securities	7,715,060	889,120,200	262,176	897,097,436
Other Financial Instruments
Credit Default Swap Contracts (d)	—	54,246	—	54,246
Foreign Currency Forward Contracts (d)	—	551,373	—	551,373
Total Other Financial Instruments	—	605,619	—	605,619
Total Investments in Securities and Other Financial Instruments	$7,715,060	$889,725,819	$262,176	$897,703,055

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(17,409,376)	$—	$(17,409,376)
U.S. Government Security Sold Short	—	(132,853,678)	—	(132,853,678)
Total Long-Term Bonds Sold Short	—	(150,263,054)	—	(150,263,054)
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	(377,274)	—	(377,274)
Futures Contracts Short (d)	(350,470)	—	—	(350,470)
Credit Default Swap Contracts (d)	—	(711,293)	—	(711,293)
Total Other Financial Instruments	(350,470)	(1,088,567)	—	(1,439,037)
Total Investments in Securities Sold Short and Other Financial Instruments	$(350,470)	$(151,351,621)	$—	$(151,702,091)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $3 and $10,047 are held in Chemicals and Mining, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	Includes $88,424 and $163,702 of Level 3 securities held in Food Services and Real Estate, respectively, which represent Loan Assignments whose values were obtained from an independent pricing service which utilized significant unobservable inputs to measure each such value as referenced in the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Long-Term Bonds
Corporate Bonds
Chemicals	$3	$-	$-	$-	$-	$-		$-	$-	$3	$-
Mining	10,025	-	-	22	-	-		-	-	10,047	22
Foreign Bonds
Banks	16,674,293	83,916	1,164,843	(2,695,032)	-	(15,228,020)		-	-	-	-
Loan Assignments
Food Services	88,202	1,087	-	(865)	-	-		-	-	88,424	(865)
Real Estate	163,068	1,773	27	87	-	(1,253	)(a)	-	-	163,702	87
Common Stock
Mining	137	-	(465,022)	922,227	-	(457,342)		-	-	-	-
Total	$16,935,728	$86,776	$699,848	$(1,773,561)	$-	$(15,686,615)		$-	$-	$262,176	$(756)

(a) Sales include principal reductions.

As of July 31, 2015, the Fund held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount	Cost	7/31/15 Value	Percent of Net Assets
Aleris International, Inc.
Corporate Bond
6.00%, due 6/1/20	7/6/10	$11,797	$8,872	$10,047	0.0	%‡
Momentive Performance Materials, Inc. (Escrow Claim Shares)
Corporate Bond
10.00%, 10/15/20	10/28/14	2,510,000	—	3	0.0	‡
Total			$8,872	$10,050	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay ICAP Equity Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Aerospace & Defense 6.1%
¤	Boeing Co. (The)	209,557	$30,211,833
¤	Honeywell International, Inc.	314,419	33,029,716
			63,241,549
	Airlines 1.9%
	Delta Air Lines, Inc.	432,240	19,165,522

	Auto Components 2.4%
	Johnson Controls, Inc.	536,221	24,430,229

	Banks 6.6%
	Bank of America Corp.	1,058,917	18,933,436
	Citigroup, Inc.	471,680	27,574,413
	PNC Financial Services Group, Inc.	225,709	22,160,109
			68,667,958
	Biotechnology 1.2%
	Biogen, Inc. (a)	40,205	12,816,550

	Capital Markets 8.3%
¤	Ameriprise Financial, Inc.	253,329	31,835,855
	Goldman Sachs Group, Inc. (The)	137,388	28,174,157
	Northern Trust Corp.	333,455	25,505,973
			85,515,985
	Chemicals 4.9%
¤	Monsanto Co.	327,208	33,339,223
	Mosaic Co. (The)	411,282	17,660,449
			50,999,672
	Consumer Finance 3.5%
	Ally Financial, Inc. (a)	618,750	14,088,938
	American Express Co.	290,770	22,115,966
			36,204,904
	Diversified Financial Services 2.1%
	Intercontinental Exchange, Inc.	93,311	21,278,640

	Energy Equipment & Services 1.0%
	Cameron International Corp. (a)	210,663	10,630,055

	Food Products 1.8%
	Tyson Foods, Inc. Class A	424,800	18,839,880

	Health Care Equipment & Supplies 3.6%
¤	Medtronic PLC	470,176	36,857,097

	Health Care Providers & Services 2.9%
¤	Express Scripts Holding Co. (a)	334,197	30,101,124

	Hotels, Restaurants & Leisure 2.5%
	Las Vegas Sands Corp.	461,890	25,884,315

	Household Durables 2.9%
¤	Whirlpool Corp.	168,705	29,983,940

	Industrial Conglomerates 2.9%
¤	General Electric Co.	1,153,717	30,112,014

	Internet Software & Services 2.7%
	Google, Inc. Class C (a)	45,282	28,328,872

	Machinery 2.3%
	Pentair PLC	391,710	23,819,885

	Media 12.7%
	Comcast Corp. Class A	468,993	29,269,853
	Discovery Communications, Inc. Class C (a)	500,010	15,150,303
	Grupo Televisa S.A.B., Sponsored ADR	358,250	12,488,595
	Liberty Media Corp. Class C (a)	331,413	12,494,270
	Omnicom Group, Inc.	351,315	25,674,100
	Time, Inc.	421,390	9,405,425
	Viacom, Inc. Class B	484,152	27,596,664
			132,079,210
	Oil, Gas & Consumable Fuels 5.8%
	Chevron Corp.	324,700	28,729,456
¤	Occidental Petroleum Corp.	452,681	31,778,206
			60,507,662
	Pharmaceuticals 7.2%
¤	Allergan PLC (a)	113,005	37,421,606
	Novartis A.G., Sponsored ADR	259,780	26,952,175
	Valeant Pharmaceuticals International, Inc. (a)	39,104	10,070,453
			74,444,234
	Real Estate Investment Trusts 3.6%
	American Tower Corp.	198,676	18,896,075
	Crown Castle International Corp.	229,030	18,759,847
			37,655,922
	Semiconductors & Semiconductor Equipment 1.7%
	Texas Instruments, Inc.	347,666	17,376,347

	Software 2.4%
	Oracle Corp.	609,538	24,344,948

	Technology Hardware, Storage & Peripherals 2.7%
	EMC Corp.	1,027,490	27,629,206

	Wireless Telecommunication Services 2.1%
	Vodafone Group PLC, Sponsored ADR	578,719	21,864,040

	Total Common Stocks (Cost $873,510,016)		1,012,779,760

	Principal Amount
Short-Term Investment 2.8%
Repurchase Agreement 2.8%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $29,115,137 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $30,390,000 and a Market Value of $29,700,846)	$29,115,137	29,115,137
Total Short-Term Investment (Cost $29,115,137)		29,115,137
Total Investments (Cost $902,625,153) (b)	100.6%	1,041,894,897
Other Assets, Less Liabilities	(0.6)	(5,710,768)
Net Assets	100.0%	$1,036,184,129

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2015, cost was $909,455,316 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$160,804,437
Gross unrealized depreciation	(28,364,856)
Net unrealized appreciation	$132,439,581

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,012,779,760	$—	$—	$1,012,779,760
Short-Term Investment
Repurchase Agreement	—	29,115,137	—	29,115,137
Total Investments in Securities	$1,012,779,760	$29,115,137	$—	$1,041,894,897

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 98.4% †
	Denmark 1.4%
	Genmab A/S (Biotechnology) (a)	10,000	$941,154

	France 3.4%
¤	Total S.A. (Oil, Gas & Consumable Fuels)	33,980	1,682,134
	Vallourec S.A. (Machinery)	40,550	666,452
			2,348,586
	Germany 9.1%
¤	Deutsche Bank A.G. Registered (Capital Markets)	50,900	1,789,949
¤	E.ON S.E. (Multi-Utilities)	127,500	1,681,724
	Merck KGaA (Pharmaceuticals)	14,850	1,510,541
	SAP S.E. (Software)	19,050	1,365,348
			6,347,562
	Hong Kong 2.2%
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	346,350	1,532,423

	Ireland 3.0%
¤	Allergan PLC (Pharmaceuticals) (a)	6,380	2,112,737

	Japan 8.5%
	Daiwa Securities Group, Inc. (Capital Markets)	192,450	1,496,462
	JFE Holdings, Inc. (Metals & Mining)	66,700	1,251,550
	Mitsubishi Corp. (Trading Companies & Distributors)	58,800	1,271,268
¤	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	86,400	1,920,620
			5,939,900
	Mexico 2.0%
	Grupo Televisa S.A.B., Sponsored ADR (Media)	39,010	1,359,889

	Netherlands 2.8%
	Akzo Nobel N.V. (Chemicals)	13,573	972,057
	Koninklijke DSM N.V. (Chemicals)	17,550	1,002,456
			1,974,513
	Republic of Korea 2.2%
	Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	2,995	1,518,465

	Spain 3.0%
	Banco Popular Espanol S.A. (Banks)	194,168	891,151
	Endesa S.A. (Electric Utilities)	55,300	1,162,435
			2,053,586
	Switzerland 7.6%
	Julius Baer Group, Ltd. (Capital Markets) (a)	29,940	1,656,103
	LafargeHolcim, Ltd. Registered (Construction Materials) (a)	8,550	595,483
¤	Novartis A.G. Registered (Pharmaceuticals)	17,750	1,844,251
	Syngenta A.G. Registered (Chemicals)	2,910	1,198,572
			5,294,409
	Thailand 0.4%
	Intouch Holdings PCL, NVDR (Wireless Telecommunication Services)	112,900	261,869

	United Kingdom 6.0%
	Lloyds Banking Group PLC (Banks)	803,690	1,044,229
	Pentair PLC (Machinery)	21,830	1,327,483
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	48,413	1,829,043
			4,200,755
	United States 46.8%
	American Express Co. (Consumer Finance)	10,140	771,248
	Ameriprise Financial, Inc. (Capital Markets)	12,375	1,555,166
	Bank of America Corp. (Banks)	15,000	268,200
	Biogen, Inc. (Biotechnology) (a)	2,785	887,802
	Boeing Co. (The) (Aerospace & Defense)	10,125	1,459,721
	Chevron Corp. (Oil, Gas & Consumable Fuels)	13,540	1,198,019
	Citigroup, Inc. (Banks)	25,410	1,485,469
	Comcast Corp. Class A (Media)	19,690	1,228,853
	Delta Air Lines, Inc. (Airlines)	13,640	604,798
	EMC Corp. (Technology Hardware, Storage & Peripherals)	55,790	1,500,193
	Express Scripts Holding Co. (Health Care Providers & Services) (a)	16,850	1,517,680
	General Electric Co. (Industrial Conglomerates)	48,750	1,272,375
	Goldman Sachs Group, Inc. (The) (Capital Markets)	5,960	1,222,217
¤	Google, Inc. Class C (Internet Software & Services) (a)	2,710	1,695,403
	Honeywell International, Inc. (Aerospace & Defense)	15,950	1,675,548
	Johnson Controls, Inc. (Auto Components)	21,370	973,617
¤	Medtronic PLC (Health Care Equipment & Supplies)	24,200	1,897,038
¤	Monsanto Co. (Chemicals)	17,650	1,798,358
	Mosaic Co. (The) (Chemicals)	31,070	1,334,146
	Northern Trust Corp. (Capital Markets)	15,250	1,166,473
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	19,900	1,396,980
	Omnicom Group, Inc. (Media)	17,170	1,254,784
	Oracle Corp. (Software)	34,200	1,365,948
	Viacom, Inc. Class B (Media)	23,000	1,311,000
	Whirlpool Corp. (Household Durables)	9,310	1,654,666
			32,495,702
	Total Common Stocks (Cost $65,279,883)		68,381,550

	Principal Amount
Short-Term Investment 1.7%
Repurchase Agreement 1.7%
United States 1.7%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $1,160,733 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $1,215,000 and a Market Value of $1,187,447) (Capital Markets)	$1,160,733	1,160,733
Total Short-Term Investment (Cost $1,160,733)		1,160,733
Total Investments (Cost $66,440,616) (b)	100.1%	69,542,283
Other Assets, Less Liabilities	(0.1)	(83,400)
Net Assets	100.0%	$69,458,883

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2015, cost was $66,530,774 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$6,637,192
Gross unrealized depreciation	(3,625,683)
Net unrealized appreciation	$3,011,509

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$68,381,550	$—	$—	$68,381,550
Short-Term Investment
Repurchase Agreement	—	1,160,733	—	1,160,733
Total Investments in Securities	$68,381,550	$1,160,733	$—	$69,542,283

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP International Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 95.8% †
	Australia 1.6%
	Oil Search, Ltd. (Oil, Gas & Consumable Fuels)	6,433,060	$35,125,762

	Denmark 1.3%
	Genmab A/S (Biotechnology) (a)	305,600	28,761,665

	France 5.7%
	Sodexo S.A. (Hotels, Restaurants & Leisure)	348,750	32,502,644
¤	Total S.A. (Oil, Gas & Consumable Fuels)	1,314,300	65,062,642
	Vallourec S.A. (Machinery)	1,405,265	23,095,980
			120,661,266
	Germany 16.1%
	Daimler A.G. Registered (Automobiles)	424,250	37,922,272
¤	Deutsche Bank A.G. Registered (Capital Markets)	2,065,070	72,620,219
¤	E.ON S.E. (Multi-Utilities)	6,038,860	79,652,501
	Merck KGaA (Pharmaceuticals)	606,140	61,656,543
	SAP S.E. (Software)	765,150	54,839,703
	Siemens A.G. (Industrial Conglomerates)	330,550	35,373,325
			342,064,563

	Hong Kong 2.4%
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	11,593,350	51,294,700

	Italy 1.1%
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	1,305,450	22,882,031

	Japan 14.9%
	Bridgestone Corp. (Auto Components)	1,367,550	51,618,985
¤	Daiwa Securities Group, Inc. (Capital Markets)	9,021,700	70,151,388
	JFE Holdings, Inc. (Metals & Mining)	2,243,000	42,087,356
¤	Mitsubishi Corp. (Trading Companies & Distributors)	3,174,350	68,630,095
¤	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	3,781,250	84,054,898
			316,542,722
	Mexico 2.4%
	Grupo Televisa S.A.B., Sponsored ADR (Media)	1,452,900	50,648,094

	Netherlands 11.3%
	Akzo Nobel N.V. (Chemicals)	657,838	47,112,332
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	474,150	47,199,468
	ING Groep N.V. (Banks)	2,940,560	50,024,518
	Koninklijke DSM N.V. (Chemicals)	1,048,731	59,903,529
	NN Group N.V. (Insurance)	1,189,366	36,698,305
			240,938,152
	Republic of Korea 2.3%
	Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	94,951	48,140,157

	Singapore 2.3%
	DBS Group Holdings, Ltd. (Banks)	3,337,200	49,090,423

	Spain 4.1%
	Banco Popular Espanol S.A. (Banks)	9,065,047	41,604,842
	Endesa S.A. (Electric Utilities)	2,207,500	46,402,790
			88,007,632
	Switzerland 15.1%
	ABB, Ltd. (Electrical Equipment) (a)	2,921,750	59,354,189
¤	Julius Baer Group, Ltd. (Capital Markets) (a)	1,256,290	69,490,531
	LafargeHolcim, Ltd. Registered (Construction Materials) (a)	715,000	49,797,682
¤	Novartis A.G. Registered (Pharmaceuticals)	932,900	96,929,691
	Syngenta A.G. Registered (Chemicals)	113,010	46,546,600
			322,118,693

	Thailand 0.4%
	Intouch Holdings PCL, NVDR (Wireless Telecommunication Services)	3,262,700	7,567,761

	United Kingdom 13.2%
¤	AstraZeneca PLC (Pharmaceuticals)	936,900	63,206,382
	Lloyds Banking Group PLC (Banks)	46,372,550	60,251,553
	Pearson PLC (Media)	3,272,800	61,484,980
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	2,561,254	96,764,176
			281,707,091

	United States 1.6%
	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) (a)	133,840	34,467,815

	Total Common Stocks (Cost $1,945,304,177)		2,040,018,527

	Principal Amount
Short-Term Investment 4.2%
Repurchase Agreement 4.2%
United States 4.2%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $90,270,629 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.07% and a maturity date of 11/7/22, with a Principal Amount of $95,225,000 and a Market Value of $92,080,671) (Capital Markets)	$90,270,629	90,270,629

Total Short-Term Investment (Cost $90,270,629)		90,270,629
Total Investments (Cost $2,035,574,806) (b)	100.0%	2,130,289,156
Other Assets, Less Liabilities	(0.0)‡	(546,757)
Net Assets	100.0%	$2,129,742,399

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of July 31, 2015, cost was $2,047,690,000 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$200,603,694
Gross unrealized depreciation	(118,004,538)
Net unrealized appreciation	$82,599,156

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,040,018,527	$—	$—	$2,040,018,527
Short-Term Investment
Repurchase Agreement	—	90,270,629	—	90,270,629
Total Investments in Securities	$2,040,018,527	$90,270,629	$—	$2,130,289,156

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Select Equity Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.0% †
	Aerospace & Defense 6.7%
	Boeing Co. (The)	1,017,210	$146,651,166
	Honeywell International, Inc.	1,277,240	134,174,062
			280,825,228
	Auto Components 3.0%
	Johnson Controls, Inc.	2,737,025	124,698,859

	Banks 4.3%
	Bank of America Corp.	1,968,030	35,188,376
	Citigroup, Inc.	2,489,777	145,552,364
			180,740,740
	Biotechnology 1.3%
	Biogen, Inc. (a)	165,870	52,876,039

	Capital Markets 11.1%
¤	Ameriprise Financial, Inc.	1,345,575	169,098,410
	Goldman Sachs Group, Inc. (The)	694,400	142,400,608
¤	Northern Trust Corp.	2,003,951	153,282,212
			464,781,230
	Chemicals 6.0%
¤	Monsanto Co.	1,645,203	167,629,734
	Mosaic Co. (The)	1,995,400	85,682,476
			253,312,210
	Consumer Finance 2.0%
	American Express Co.	1,129,510	85,910,530

	Health Care Equipment & Supplies 5.3%
¤	Medtronic PLC	2,837,223	222,409,911

	Health Care Providers & Services 3.4%
	Express Scripts Holding Co. (a)	1,593,540	143,530,148

	Hotels, Restaurants & Leisure 3.0%
	Las Vegas Sands Corp.	2,285,610	128,085,584

	Household Durables 3.7%
¤	Whirlpool Corp.	873,495	155,246,266

	Industrial Conglomerates 4.5%
¤	General Electric Co.	7,178,845	187,367,854

	Internet Software & Services 3.4%
	Google, Inc. Class C (a)	230,566	144,244,395

	Machinery 3.0%
	Pentair PLC	2,074,980	126,179,534

	Media 11.7%
¤	Comcast Corp. Class A	2,649,620	165,362,784
	Liberty Media Corp. Class C (a)	2,016,070	76,005,839
	Omnicom Group, Inc.	1,482,720	108,357,178
	Viacom, Inc. Class B	2,518,274	143,541,618
			493,267,419
	Oil, Gas & Consumable Fuels 7.1%
	Chevron Corp.	1,642,356	145,315,659
¤	Occidental Petroleum Corp.	2,185,080	153,392,616
			298,708,275
	Pharmaceuticals 8.7%
¤	Allergan PLC (a)	611,095	202,364,109
¤	Novartis A.G., Sponsored ADR	1,573,410	163,241,288
			365,605,397
	Semiconductors & Semiconductor Equipment 2.0%
	Texas Instruments, Inc.	1,712,520	85,591,750

	Software 3.3%
	Oracle Corp.	3,450,250	137,802,985

	Technology Hardware, Storage & Peripherals 3.5%
	EMC Corp.	5,494,530	147,747,912
	Total Common Stocks (Cost $3,572,628,846)		4,078,932,266

	Principal Amount
Short-Term Investment 3.5%
Repurchase Agreement 3.5%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $145,094,910 (Collateralized by Federal National Mortgage Association securities with rates between 2.12% and 2.14%, and a maturity date of 11/7/22, with a Principal Amount of $151,530,000 and a Market Value of $148,001,075)	$145,094,910	145,094,910

Total Short-Term Investment (Cost $145,094,910)		145,094,910
Total Investments (Cost $3,717,723,756) (b)	100.5%	4,224,027,176
Other Assets, Less Liabilities	(0.5)	(20,504,042)
Net Assets	100.0%	$4,203,523,134

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2015, cost was $3,738,317,992 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$584,053,346
Gross unrealized depreciation	(98,344,162)
Net unrealized appreciation	$485,709,184

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$4,078,932,266	$—	$—	$4,078,932,266
Short-Term Investment
Repurchase Agreement	—	145,094,910	—	145,094,910
Total Investments in Securities	$4,078,932,266	$145,094,910	$—	$4,224,027,176

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.1%†
	Asset-Backed Securities 0.6%
	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	$36,192	$39,901

	Auto Floor Plan 0.1%
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A 0.737%, due 6/15/20 (a)	600,000	601,992

	Automobile 0.4%
	Ally Auto Receivables Trust Series 2014-3, Class A3 1.28%, due 6/17/19	800,000	801,193
	Chesapeake Funding LLC Series 2013-1A, Class A 0.638%, due 1/7/25 (a)(b)	559,000	559,242
			1,360,435
	Home Equity 0.1%
	Equity One Mortgage Pass-Through Trust Series 2003-4, Class AF6 5.146%, due 10/25/34 (c)	64,169	65,126
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (c)	22,602	23,303
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.33%, due 6/25/33 (c)	96,707	99,625
			188,054
	Total Asset-Backed Securities (Cost $2,176,748)		2,190,382

	Corporate Bonds 24.4%
	Aerospace & Defense 0.5%
	Boeing Co. (The) 2.35%, due 10/30/21	500,000	499,790
	General Dynamics Corp. 3.60%, due 11/15/42	250,000	228,685
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	108,488
	Lockheed Martin Corp. 4.85%, due 9/15/41	100,000	106,138
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	110,857
	United Technologies Corp.
	3.10%, due 6/1/22	300,000	302,590
	4.50%, due 4/15/20	200,000	220,041
	4.50%, due 6/1/42	100,000	100,307
			1,676,896
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	216,000	226,109
	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	65,873

	Auto Manufacturers 0.1%
	Daimler Finance N.A. LLC 8.50%, due 1/18/31	150,000	223,431

	Auto Parts & Equipment 0.0%‡
	Johnson Controls, Inc.
	5.50%, due 1/15/16	50,000	51,100
	6.00%, due 1/15/36	50,000	56,494
			107,594
	Banks 5.5%
	Bank of America Corp.
	5.00%, due 1/21/44	400,000	421,333
	5.25%, due 12/1/15	200,000	202,867
	5.42%, due 3/15/17	900,000	950,587
	5.70%, due 5/2/17	100,000	106,114
	5.70%, due 1/24/22	325,000	369,926
	Bank of America N.A. 1.75%, due 6/5/18	575,000	574,140
	Bank of Nova Scotia 2.05%, due 6/5/19	250,000	250,071
	Barclays Bank PLC 2.50%, due 2/20/19	500,000	505,865
	BNP Paribas S.A. 3.25%, due 3/3/23	250,000	250,943
	Capital One Financial Corp.
	3.75%, due 4/24/24	500,000	494,427
	5.25%, due 2/21/17	100,000	105,573
	Citigroup, Inc.
	4.50%, due 1/14/22	500,000	539,462
	5.875%, due 2/22/33	450,000	502,942
	6.125%, due 11/21/17	500,000	547,806
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	4.50%, due 1/11/21	300,000	327,667
	5.75%, due 12/1/43	250,000	275,880
	Credit Suisse 3.625%, due 9/9/24	550,000	550,845
	Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	352,403
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	150,000	151,403
	4.80%, due 7/8/44	250,000	254,172
	5.95%, due 1/18/18	500,000	549,116
	6.00%, due 6/15/20	900,000	1,031,596
	6.25%, due 9/1/17	200,000	218,579
	JPMorgan Chase & Co.
	4.40%, due 7/22/20	750,000	809,075
	4.85%, due 2/1/44	350,000	369,321
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	400,000	435,042
	KFW
	4.50%, due 7/16/18	850,000	931,405
	Series G 4.875%, due 1/17/17	850,000	901,471
	Korea Development Bank (The)
	3.50%, due 8/22/17	500,000	519,161
	4.375%, due 8/10/15	300,000	300,156
	Landwirtschaftliche Rentenbank 5.125%, due 2/1/17	475,000	505,942
¤	Morgan Stanley
	3.875%, due 4/29/24	500,000	507,734
	4.00%, due 7/23/25	200,000	203,919
	5.50%, due 7/24/20	1,000,000	1,125,562
	6.25%, due 8/28/17	300,000	327,708
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	106,178
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	184,445
	PNC Funding Corp. 5.125%, due 2/8/20	500,000	559,352
	Royal Bank of Scotland PLC (The) 4.375%, due 3/16/16	200,000	203,986
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	110,965
	SunTrust Bank 5.40%, due 4/1/20	15,000	16,296
	UBS A.G.
	5.875%, due 7/15/16	125,000	130,109
	5.875%, due 12/20/17	200,000	219,352
	7.75%, due 9/1/26	100,000	128,768
	Wachovia Corp. 5.50%, due 8/1/35	125,000	139,780
	Wells Fargo & Co.
	4.48%, due 1/16/24	353,000	371,240
	4.60%, due 4/1/21	250,000	273,603
	Wells Fargo Bank N.A.
	5.60%, due 3/15/16	200,000	205,912
	5.95%, due 8/26/36	150,000	184,060
	Westpac Banking Corp. 4.625%, due 6/1/18	50,000	53,304
			19,357,563
	Beverages 0.4%
	Anheuser-Busch InBev Worldwide, Inc. 3.75%, due 7/15/42	200,000	179,892
	Beam Suntory, Inc. 5.375%, due 1/15/16	18,000	18,363
	Brown-Forman Corp. 3.75%, due 1/15/43	50,000	45,708
	Coca-Cola Co. (The) 3.15%, due 11/15/20	275,000	286,965
	Diageo Capital PLC 2.625%, due 4/29/23	350,000	334,087
	Pepsi Bottling Group, Inc. (The) 7.00%, due 3/1/29	60,000	81,723
	PepsiCo., Inc. 5.00%, due 6/1/18	500,000	547,614
			1,494,352
	Biotechnology 0.4%
	Amgen, Inc.
	3.125%, due 5/1/25	450,000	427,874
	3.45%, due 10/1/20	150,000	155,839
	5.85%, due 6/1/17	150,000	161,943
	6.40%, due 2/1/39	100,000	121,192
	Celgene Corp. 3.625%, due 5/15/24	250,000	245,772
	Gilead Sciences, Inc. 3.70%, due 4/1/24	325,000	332,191
			1,444,811
	Building Materials 0.0%‡
	Lafarge S.A. 6.50%, due 7/15/16	50,000	52,304

	Chemicals 0.4%
	Dow Chemical Co. (The) 4.125%, due 11/15/21	350,000	368,070
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	100,000	104,788
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	54,266
	LYB International Finance B.V. 4.00%, due 7/15/23	200,000	203,358
	Monsanto Co. 4.40%, due 7/15/44	250,000	222,531
	Potash Corporation of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	165,295
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	133,134
			1,251,442
	Commercial Services 0.0%‡
	Western Union Co. (The) 5.93%, due 10/1/16	130,000	136,180

	Computers 0.2%
	Apple, Inc. 4.45%, due 5/6/44	250,000	252,572
	Hewlett-Packard Co.
	2.20%, due 12/1/15	150,000	150,624
	4.375%, due 9/15/21	150,000	157,125
	International Business Machines Corp. 5.70%, due 9/14/17	250,000	273,251
			833,572
	Diversified Financial Services 0.5%
	General Electric Capital Corp.
	5.875%, due 1/14/38	625,000	766,601
	Series A 6.75%, due 3/15/32	650,000	862,515
			1,629,116
	Electric 2.0%
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	114,031
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	133,085
	Commonwealth Edison Co. 6.15%, due 9/15/17	150,000	164,704
	Consolidated Edison Company of New York, Inc. 6.30%, due 8/15/37	275,000	349,818
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	128,749
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	232,818
	Duke Energy Florida, Inc. 6.35%, due 9/15/37	200,000	258,800
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	266,555
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	150,000	153,853
	Florida Power & Light Co.
	3.80%, due 12/15/42	300,000	285,195
	5.55%, due 11/1/17	100,000	109,055
	Georgia Power Co. 4.75%, due 9/1/40	250,000	253,869
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	40,556
	Nevada Power Co. 6.50%, due 8/1/18	150,000	170,587
	NextEra Energy Capital Holdings, Inc. 2.60%, due 9/1/15	300,000	300,396
	NiSource Finance Corp. 4.80%, due 2/15/44	175,000	180,153
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	188,965
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	122,788
	Pacific Gas & Electric Co.
	3.25%, due 9/15/21	175,000	178,309
	5.625%, due 11/30/17	500,000	544,318
	PacifiCorp 6.25%, due 10/15/37	350,000	446,965
	PECO Energy Co. 5.95%, due 10/1/36	150,000	186,069
	Pepco Holdings, Inc. 2.70%, due 10/1/15	200,000	200,556
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	203,542
	Progress Energy, Inc. 5.625%, due 1/15/16	125,000	127,573
	PSEG Power LLC
	5.125%, due 4/15/20	80,000	88,174
	8.625%, due 4/15/31	50,000	69,874
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	100,000	114,803
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	127,930
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	175,000	202,105
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	120,765
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	183,273
	Union Electric Co. 5.40%, due 2/1/16	100,000	102,200
	Virginia Electric & Power Co.
	6.00%, due 1/15/36	100,000	123,748
	6.00%, due 5/15/37	175,000	219,262
	Wisconsin Electric Power Co. 3.65%, due 12/15/42	250,000	231,596
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	190,130
			7,115,169
	Electrical Components & Equipment 0.0%‡
	Emerson Electric Co. 4.25%, due 11/15/20	150,000	164,150
	Electronics 0.2%
	Honeywell International, Inc. 5.70%, due 3/15/37	100,000	121,973
	Koninklijke Philips N.V. 6.875%, due 3/11/38	100,000	119,807
	Thermo Fisher Scientific, Inc. 1.85%, due 1/15/18	500,000	499,533
			741,313
	Environmental Controls 0.1%
	Republic Services, Inc. 5.00%, due 3/1/20	175,000	192,329
	Waste Management, Inc.
	2.60%, due 9/1/16	100,000	101,681
	7.75%, due 5/15/32	75,000	102,138
			396,148
	Finance - Auto Loans 0.4%
	Ford Motor Credit Co. LLC
	4.25%, due 2/3/17	950,000	985,695
	4.375%, due 8/6/23	200,000	206,420
	Toyota Motor Credit Corp. 3.40%, due 9/15/21	200,000	207,927
			1,400,042
	Finance - Consumer Loans 0.4%
	HSBC Finance Corp. 6.676%, due 1/15/21	1,000,000	1,167,480
	Springleaf Finance Corp. Series I 5.40%, due 12/1/15	350,000	353,500
			1,520,980
	Finance - Credit Card 0.2%
	American Express Co. 6.15%, due 8/28/17	625,000	682,770

	Finance - Investment Banker/Broker 0.1%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18	400,000	451,540

	Finance - Other Services 0.0%‡
	National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	75,000	104,993

	Food 0.8%
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	119,495
	General Mills, Inc. 5.70%, due 2/15/17	300,000	319,494
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	105,146
	Ingredion, Inc. 4.625%, due 11/1/20	50,000	53,449
	Kellogg Co. Series B 7.45%, due 4/1/31	75,000	96,021
	Kraft Foods Group, Inc.
	3.50%, due 6/6/22	200,000	202,803
	6.125%, due 8/23/18	332,000	370,826
	Kraft Heinz Foods Co.
	2.80%, due 7/2/20 (b)	350,000	351,462
	5.20%, due 7/15/45 (b)	250,000	262,366
	Kroger Co. (The) 6.40%, due 8/15/17	225,000	246,170
	Mondelez International, Inc. 4.00%, due 2/1/24	300,000	310,868
	Tyson Foods, Inc. 4.50%, due 6/15/22	375,000	397,890
			2,835,990
	Forest Products & Paper 0.1%
	International Paper Co.
	4.75%, due 2/15/22	83,000	89,383
	5.25%, due 4/1/16	150,000	153,902
			243,285
	Health Care - Products 0.5%
	Becton Dickinson & Co.
	3.125%, due 11/8/21	100,000	99,649
	4.685%, due 12/15/44	500,000	496,237
	Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	164,546
	Danaher Corp.
	3.90%, due 6/23/21	50,000	53,870
	5.625%, due 1/15/18	100,000	110,369
	Medtronic, Inc.
	2.75%, due 4/1/23	250,000	242,715
	4.625%, due 3/15/45 (b)	500,000	505,854
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	250,000	241,450
			1,914,690
	Health Care - Services 0.4%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	185,522
	Anthem, Inc. 5.95%, due 12/15/34	250,000	271,736
	Cigna Corp. 5.125%, due 6/15/20	150,000	166,556
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	100,000	107,610
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	109,133
	UnitedHealth Group, Inc.
	2.875%, due 3/15/22	200,000	197,582
	6.00%, due 6/15/17	330,000	357,600
			1,395,739
	Household Products & Wares 0.0%‡
	Kimberly-Clark Corp. 6.375%, due 1/1/28	100,000	125,340

	Insurance 0.7%
	ACE INA Holdings, Inc. 5.70%, due 2/15/17	60,000	64,085
	AEGON Funding Co. LLC 5.75%, due 12/15/20	100,000	113,431
	Allstate Corp. (The) 4.50%, due 6/15/43	250,000	254,969
	American International Group, Inc. 6.25%, due 5/1/36	200,000	239,439
	AXA S.A. 8.60%, due 12/15/30	105,000	140,963
	Berkshire Hathaway, Inc. 3.00%, due 2/11/23	250,000	251,376
	Chubb Corp. (The) 5.75%, due 5/15/18	100,000	111,436
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	150,000	168,347
	Lincoln National Corp. 4.85%, due 6/24/21	25,000	27,369
	Loews Corp. 4.125%, due 5/15/43	125,000	114,180
	MetLife, Inc.
	4.75%, due 2/8/21	200,000	220,685
	5.70%, due 6/15/35	100,000	116,006
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	25,139
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	118,737
	Progressive Corp. (The) 6.25%, due 12/1/32	50,000	62,861
	Prudential Financial, Inc. 5.70%, due 12/14/36	200,000	226,185
	Travelers Cos., Inc. (The) 6.75%, due 6/20/36	75,000	99,525
			2,354,733
	Internet 0.0%‡
	Symantec Corp. 2.75%, due 9/15/15	50,000	50,068

	Iron & Steel 0.2%
	Nucor Corp. 4.125%, due 9/15/22	50,000	51,781
	Vale Overseas, Ltd.
	4.375%, due 1/11/22	100,000	96,270
	6.25%, due 1/23/17	600,000	631,182
			779,233
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.803%, due 8/15/42	342,000	316,101

	Machinery - Diversified 0.1%
	Deere & Co.
	4.375%, due 10/16/19	100,000	109,478
	7.125%, due 3/3/31	125,000	167,349
			276,827
	Media 1.1%
	21st Century Fox America, Inc.
	4.50%, due 2/15/21	100,000	108,717
	6.40%, due 12/15/35	175,000	208,310
	7.25%, due 5/18/18	100,000	114,991
	CBS Corp. 4.85%, due 7/1/42	100,000	93,857
	Comcast Corp.
	5.65%, due 6/15/35	325,000	376,382
	6.45%, due 3/15/37	250,000	313,991
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	5.15%, due 3/15/42	250,000	238,280
	5.20%, due 3/15/20	250,000	275,258
	Discovery Communications LLC 6.35%, due 6/1/40	105,000	113,225
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	303,702
	NBC Universal Media LLC 5.15%, due 4/30/20	300,000	337,096
	Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	117,571
	Time Warner Cable, Inc.
	5.00%, due 2/1/20	250,000	268,178
	6.55%, due 5/1/37	275,000	280,841
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	490,372
	Viacom, Inc. 4.375%, due 3/15/43	354,000	290,404
			3,931,175
	Metal Fabricate & Hardware 0.0%‡
	Precision Castparts Corp. 3.90%, due 1/15/43	125,000	118,465

	Mining 0.5%
	Alcoa, Inc.
	5.72%, due 2/23/19	287,000	305,655
	5.95%, due 2/1/37	100,000	99,000
	Barrick PD Australia Finance Pty., Ltd. 5.95%, due 10/15/39	150,000	124,927
	BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	200,000	206,287
	Freeport-McMoRan, Inc.
	3.875%, due 3/15/23	150,000	123,188
	5.45%, due 3/15/43	150,000	110,250
	Glencore Canada Corp. 5.50%, due 6/15/17	50,000	52,477
	Goldcorp, Inc. 2.125%, due 3/15/18	100,000	98,861
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	160,380
	Rio Tinto Alcan, Inc. 5.75%, due 6/1/35	50,000	53,696
	Rio Tinto Finance USA PLC 3.50%, due 3/22/22	400,000	399,675
	Teck Resources, Ltd. 3.75%, due 2/1/23	250,000	194,395
			1,928,791
	Miscellaneous - Manufacturing 0.1%
	Dover Corp. 5.45%, due 3/15/18	100,000	109,906
	Eaton Electric Holdings LLC 2.375%, due 1/15/16	125,000	125,947
			235,853
	Multi-National 0.4%
	European Investment Bank 2.875%, due 9/15/20	300,000	316,306
	Inter-American Development Bank 6.80%, due 10/15/25	604,000	829,631
	International Bank for Reconstruction & Development (zero coupon), due 3/11/31	504,000	295,274
			1,441,211
	Office & Business Equipment 0.1%
	Xerox Corp.
	6.35%, due 5/15/18	100,000	110,953
	6.40%, due 3/15/16	160,000	165,305
			276,258
	Oil & Gas 2.0%
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	475,000	498,417
	6.45%, due 9/15/36	150,000	168,513
	Apache Corp.
	3.625%, due 2/1/21	250,000	257,763
	4.75%, due 4/15/43	100,000	91,503
	BP Capital Markets PLC 4.50%, due 10/1/20	750,000	822,533
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	128,084
	Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	110,075
	Chevron Corp. 4.95%, due 3/3/19	125,000	137,961
	ConocoPhillips Co. 2.40%, due 12/15/22	500,000	472,332
	Devon Energy Corp.
	4.00%, due 7/15/21	200,000	207,140
	7.95%, due 4/15/32	50,000	64,561
	Encana Corp.
	6.50%, due 8/15/34	85,000	89,288
	6.50%, due 2/1/38	125,000	129,827
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	214,649
	Hess Corp. 7.30%, due 8/15/31	100,000	116,080
	Marathon Oil Corp. 6.80%, due 3/15/32	100,000	114,625
	Marathon Petroleum Corp.
	3.50%, due 3/1/16	50,000	50,713
	5.125%, due 3/1/21	100,000	110,068
	Noble Energy, Inc. 4.15%, due 12/15/21	250,000	258,384
	Occidental Petroleum Corp. 3.125%, due 2/15/22	175,000	174,504
	Petrobras Global Finance B.V. 5.875%, due 3/1/18	475,000	476,900
	Petroleos Mexicanos 6.625%, due 6/15/35	500,000	535,000
	Phillips 66 5.875%, due 5/1/42	200,000	219,453
	Shell International Finance B.V. 5.50%, due 3/25/40	275,000	313,335
	Statoil ASA 7.75%, due 6/15/23	125,000	161,193
	Suncor Energy, Inc.
	6.10%, due 6/1/18	100,000	111,352
	6.50%, due 6/15/38	100,000	122,324
	Talisman Energy, Inc. 6.25%, due 2/1/38	55,000	52,452
	Total Capital International S.A. 1.55%, due 6/28/17	250,000	251,749
	Total Capital S.A. 2.30%, due 3/15/16	200,000	202,169
	Valero Energy Corp.
	6.625%, due 6/15/37	100,000	114,201
	7.50%, due 4/15/32	100,000	122,526
			6,899,674
	Oil & Gas Services 0.2%
	Baker Hughes, Inc. 5.125%, due 9/15/40	200,000	212,377
	Halliburton Co. 6.15%, due 9/15/19	250,000	287,293
	Weatherford International LLC 6.35%, due 6/15/17	225,000	237,070
			736,740
	Pharmaceuticals 1.1%
	Abbott Laboratories 2.55%, due 3/15/22	500,000	490,918
	AbbVie, Inc.
	3.60%, due 5/14/25	350,000	344,806
	4.40%, due 11/6/42	200,000	188,032
	Actavis Funding SCS
	3.85%, due 6/15/24	250,000	245,008
	4.75%, due 3/15/45	225,000	212,148
	Allergan, Inc. 5.75%, due 4/1/16	50,000	51,491
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	129,598
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	75,000	91,508
	7.15%, due 6/15/23	50,000	64,323
	Express Scripts Holding Co. 6.125%, due 11/15/41	150,000	173,382
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	159,409
	Johnson & Johnson 6.95%, due 9/1/29	100,000	142,312
	McKesson Corp.
	4.883%, due 3/15/44	250,000	250,742
	5.70%, due 3/1/17	50,000	53,315
	Merck & Co., Inc. 4.15%, due 5/18/43	200,000	199,495
	Merck Sharp & Dohme Corp. 5.00%, due 6/30/19	250,000	278,267
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	225,000	250,630
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	100,999
	Wyeth LLC
	6.00%, due 2/15/36	200,000	245,123
	6.45%, due 2/1/24	100,000	124,300
			3,795,806
	Pipelines 0.8%
	Energy Transfer Partners, L.P.
	4.05%, due 3/15/25	250,000	232,757
	5.20%, due 2/1/22	200,000	206,746
	6.70%, due 7/1/18	100,000	110,700
	Enterprise Products Operating LLC
	4.85%, due 3/15/44	100,000	93,547
	Series B 6.875%, due 3/1/33	200,000	241,657
	Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	300,000	288,114
	Kinder Morgan, Inc. 5.30%, due 12/1/34	250,000	231,935
	ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	209,123
	Plains All American Pipeline, L.P. / PAA Finance Corp. 6.65%, due 1/15/37	65,000	73,482
	Spectra Energy Capital LLC
	6.20%, due 4/15/18	50,000	54,892
	6.75%, due 2/15/32	125,000	135,291
	Tennessee Gas Pipeline Co. LLC 7.50%, due 4/1/17	300,000	326,074
	TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	150,000	165,664
	Williams Cos., Inc. (The) 8.75%, due 3/15/32	114,000	135,026
	Williams Partners, L.P. 4.00%, due 9/15/25	250,000	232,184
			2,737,192
	Real Estate Investment Trusts 0.2%
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	53,115
	ERP Operating, L.P.
	5.125%, due 3/15/16	50,000	51,192
	5.375%, due 8/1/16	50,000	52,124
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	51,360
	Simon Property Group, L.P. 3.375%, due 3/15/22	400,000	410,722
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	126,976
			745,489
	Regional (State & Province) 0.1%
	Province of Quebec Series NJ 7.50%, due 7/15/23	302,000	403,609

	Retail 0.8%
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	107,307
	CVS Health Corp.
	4.75%, due 5/18/20	250,000	277,457
	6.25%, due 6/1/27	175,000	211,730
	Home Depot, Inc. (The) 5.875%, due 12/16/36	250,000	305,801
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	131,204
	6.875%, due 2/15/28	150,000	195,577
	Macy's Retail Holdings, Inc. 2.875%, due 2/15/23	250,000	238,245
	McDonald's Corp. 5.80%, due 10/15/17	300,000	327,945
	Target Corp. 6.50%, due 10/15/37	150,000	195,795
	Wal-Mart Stores, Inc.
	5.00%, due 10/25/40	400,000	449,815
	6.50%, due 8/15/37	175,000	230,466
	Yum! Brands, Inc. 6.25%, due 3/15/18	29,000	32,002
			2,703,344
	Software 0.4%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	100,468
	Microsoft Corp. 3.00%, due 10/1/20	300,000	312,618
	Oracle Corp.
	2.95%, due 5/15/25	350,000	337,184
	3.90%, due 5/15/35	150,000	142,396
	5.00%, due 7/8/19	400,000	445,472
			1,338,138
	Telecommunications 1.6%
	America Movil S.A.B. de C.V. 3.125%, due 7/16/22	200,000	198,380
	AT&T, Inc.
	4.35%, due 6/15/45	666,000	573,349
	5.55%, due 8/15/41	100,000	102,424
	6.30%, due 1/15/38	300,000	333,306
	BellSouth Corp.
	6.00%, due 11/15/34	6,000	6,230
	6.875%, due 10/15/31	14,000	16,045
	British Telecommunications PLC 9.625%, due 12/15/30	100,000	149,009
	Cisco Systems, Inc.
	3.50%, due 6/15/25	350,000	355,574
	4.45%, due 1/15/20	250,000	274,391
	Deutsche Telekom International Finance B.V.
	5.75%, due 3/23/16	325,000	334,731
	6.00%, due 7/8/19	250,000	285,270
	Embarq Corp. 7.995%, due 6/1/36	200,000	218,560
	Motorola Solutions, Inc. 7.50%, due 5/15/25	100,000	120,209
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	100,000	140,336
	Orange S.A. 9.00%, due 3/1/31	250,000	353,344
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	255,895
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	123,172
	Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	272,070
	Verizon Communications, Inc.
	2.45%, due 11/1/22	100,000	95,334
	4.672%, due 3/15/55 (b)	313,000	273,545
	4.862%, due 8/21/46	215,000	203,264
	5.012%, due 8/21/54	265,000	244,956
	5.85%, due 9/15/35	300,000	325,933
	6.55%, due 9/15/43	33,000	38,987
	7.75%, due 12/1/30	100,000	132,993
	Vodafone Group PLC
	6.15%, due 2/27/37	125,000	135,656
	7.875%, due 2/15/30	100,000	121,915
			5,684,878
	Transportation 0.5%
	Burlington Northern Santa Fe LLC
	5.75%, due 5/1/40	300,000	354,602
	6.15%, due 5/1/37	175,000	217,570
	6.20%, due 8/15/36	50,000	62,264
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	147,076
	CSX Corp. 5.60%, due 5/1/17	100,000	107,395
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	141,018
	FedEx Corp.
	3.20%, due 2/1/25	400,000	385,380
	8.00%, due 1/15/19	50,000	59,813
	Norfolk Southern Corp.
	2.903%, due 2/15/23	106,000	103,572
	4.837%, due 10/1/41	128,000	131,913
	Union Pacific Corp. 4.163%, due 7/15/22	150,000	160,840
			1,871,443
	Water 0.1%
	American Water Capital Corp. 4.30%, due 12/1/42	200,000	202,550
	United Utilities PLC 5.375%, due 2/1/19	100,000	108,437
			310,987
	Total Corporate Bonds (Cost $82,032,297)		86,527,407

	Foreign Government Bonds 1.9%
	Foreign Governments 1.9%
	Brazilian Government International Bond 2.625%, due 1/5/23	1,250,000	1,087,500
	Colombia Government International Bond
	4.00%, due 2/26/24	300,000	298,800
	5.00%, due 6/15/45	200,000	185,500
	Italy Government International Bond 6.875%, due 9/27/23	375,000	470,066
	Mexico Government International Bond
	4.00%, due 10/2/23	1,500,000	1,545,000
	4.75%, due 3/8/44	500,000	485,000
	Panama Government International Bond 5.20%, due 1/30/20	375,000	412,875
	Peruvian Government International Bond 7.35%, due 7/21/25	275,000	358,187
	Philippine Government International Bond 4.20%, due 1/21/24	625,000	687,500
	Poland Government International Bond
	3.00%, due 3/17/23	150,000	149,010
	5.125%, due 4/21/21	200,000	224,588
	Province of Manitoba 1.30%, due 4/3/17	100,000	100,822
	Province of Ontario 4.00%, due 10/7/19	225,000	245,061
	Svensk Exportkredit AB 5.125%, due 3/1/17	200,000	213,547
	Turkey Government International Bond 4.875%, due 4/16/43	425,000	382,500
	Total Foreign Government Bonds (Cost $6,855,974)		6,845,956

	Mortgage-Backed Securities 2.7%
	Agency Collateral (Collateralized Mortgage Obligations) 0.5%
	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (a)	800,000	840,427
	Series K039, Class A2 3.303%, due 7/25/24	800,000	833,559
			1,673,986
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.2%
	CD Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322%, due 12/11/49	1,000,000	1,036,406
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	500,000	528,168
	Commercial Mortgage Pass-Through Certificates Series 2014-CR17, Class A5 3.977%, due 5/10/47	700,000	748,098
	GS Mortgage Securities Trust Series 2006-GG6, Class AM 5.553%, due 4/10/38 (a)	1,200,000	1,216,174
	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,173,440	1,224,508
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A4 4.259%, due 10/15/46	1,200,000	1,307,598
	Morgan Stanley Capital I Trust
	Series 2006-HQ8, Class AM 5.474%, due 3/12/44 (d)	1,200,000	1,212,751
	Series 2006-IQ11, Class A4 5.707%, due 10/15/42 (d)	546,710	549,512
			7,823,215
	Total Mortgage-Backed Securities (Cost $8,915,899)		9,497,201

	Municipal Bonds 1.1%
	Arizona 0.3%
	Salt River Project Agricultural Improvement & Power District, Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,161,500
	Connecticut 0.2%
	State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	582,725
	Kansas 0.3%
	State of Kansas Department of Transportation, Highway Revenue 4.596%, due 9/1/35	1,000,000	1,102,980
	Texas 0.3%
	Texas Transportation Commission, State Highway Fund 5.178%, due 4/1/30	900,000	1,048,068
	Total Municipal Bonds (Cost $3,603,580)		3,895,273

	U.S. Government & Federal Agencies 66.4%
¤	Federal Home Loan Mortgage Corporation 2.0%
	0.75%, due 7/14/17	1,000,000	999,225
	0.875%, due 3/7/18	1,000,000	997,260
	1.125%, due 5/25/18	500,000	499,111
	2.375%, due 1/13/22	1,000,000	1,020,332
	3.75%, due 3/27/19	1,100,000	1,195,272
	4.75%, due 1/19/16	500,000	510,239
	5.125%, due 10/18/16	1,930,000	2,038,200
			7,259,639
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.7%
	2.404%, due 12/1/41 (a)	288,833	300,535
	2.50%, due 8/1/27 TBA (e)	1,000,000	1,014,375
	2.50%, due 6/1/28	1,170,230	1,198,789
	3.00%, due 7/1/27 TBA (e)	1,600,000	1,658,613
	3.00%, due 11/1/42 TBA (e)	400,000	401,250
	3.00%, due 7/1/43	271,338	272,775
	3.00%, due 8/1/43	2,420,971	2,433,798
	3.00%, due 4/1/45	597,692	600,056
	3.00%, due 5/1/45	199,181	199,968
	3.00%, due 6/1/45	199,499	200,288
	3.50%, due 4/1/26	344,698	364,161
	3.50%, due 5/1/26	139,765	147,642
	3.50%, due 4/1/32	615,692	649,154
	3.50%, due 4/1/41	206,760	214,895
	3.50%, due 3/1/42	365,780	380,484
	3.50%, due 4/1/42	496,962	516,925
	3.50%, due 2/1/43 TBA (e)	4,500,000	4,648,606
	4.00%, due 8/1/18	99,256	103,937
	4.00%, due 6/1/24	146,261	156,569
	4.00%, due 2/1/31	187,031	198,662
	4.00%, due 7/1/39	539,690	574,258
	4.00%, due 12/1/40	1,197,743	1,275,540
	4.00%, due 2/1/41	242,225	257,954
	4.00%, due 5/1/44	2,332,250	2,477,288
	4.50%, due 5/1/25	126,989	136,161
	4.50%, due 7/1/30	152,895	166,745
	4.50%, due 6/1/34	113,061	122,881
	4.50%, due 6/1/35	82,284	89,506
	4.50%, due 8/1/35	112,451	122,258
	4.50%, due 7/1/39	10,807	11,723
	4.50%, due 8/1/39	196,256	212,973
	4.50%, due 1/1/40	526,525	571,440
	4.50%, due 8/1/40	988,146	1,073,893
	4.50%, due 2/1/41	9,299	10,110
	4.50%, due 1/1/44	153,219	165,973
	4.50%, due 11/1/44	176,372	191,011
	5.00%, due 1/1/25	100,678	108,927
	5.00%, due 8/1/30	160,379	177,645
	5.00%, due 8/1/35	801,218	885,592
	5.00%, due 6/1/37	153,177	168,326
	5.00%, due 2/1/41	295,344	325,929
	5.50%, due 2/1/18	29,797	30,672
	5.50%, due 3/1/23	23,286	25,599
	5.50%, due 6/1/23	66,024	73,647
	5.50%, due 11/1/27	84,434	94,260
	5.50%, due 9/1/35	106,961	119,958
	5.50%, due 4/1/37	399,639	446,110
	5.50%, due 4/1/38	91,367	101,991
	5.50%, due 8/1/38	90,713	101,261
	6.00%, due 8/1/17	22,849	23,390
	6.00%, due 6/1/21	20,250	22,148
	6.00%, due 9/1/21	19,504	20,387
	6.00%, due 11/1/22	29,855	32,829
	6.00%, due 2/1/37	179,879	203,857
	6.00%, due 12/1/39	137,167	154,880
	6.00%, due 5/1/40	331,660	377,395
	6.125%, due 10/1/36 (a)	63,449	68,078
	6.50%, due 4/1/17	1,118	1,148
	6.50%, due 5/1/17	4,634	4,692
	6.50%, due 11/1/25	8,253	9,430
	6.50%, due 5/1/26	879	1,004
	6.50%, due 3/1/27	3,920	4,479
	6.50%, due 5/1/31	3,746	4,280
	6.50%, due 8/1/31	2,503	2,859
	6.50%, due 1/1/32	28,989	34,319
	6.50%, due 3/1/32	17,554	20,057
	6.50%, due 4/1/32	11,678	13,707
	6.50%, due 7/1/32	16,278	18,599
	6.50%, due 1/1/34	36,333	41,514
	6.50%, due 1/1/37	70,254	81,793
	6.50%, due 9/1/37	30,341	34,668
	7.00%, due 4/1/26	2,981	3,484
	7.00%, due 7/1/26	308	348
	7.00%, due 12/1/27	3,657	4,128
	7.00%, due 1/1/30	2,245	2,457
	7.00%, due 3/1/31	22,545	25,482
	7.00%, due 10/1/31	5,849	6,999
	7.00%, due 3/1/32	23,083	27,918
	7.00%, due 9/1/33	118,697	136,950
	7.00%, due 11/1/36	24,606	28,533
	7.00%, due 12/1/37	82,641	101,838
	7.50%, due 1/1/16	74	74
	7.50%, due 1/1/26	766	911
	7.50%, due 2/1/32	15,243	18,615
	8.00%, due 7/1/26	164	189
			27,314,552
¤	Federal National Mortgage Association 1.3%
	0.875%, due 5/21/18	1,000,000	995,580
	1.00%, due 12/28/17	650,000	649,306
	1.00%, due 2/15/18	1,000,000	997,463
	1.625%, due 1/21/20	500,000	501,468
	5.375%, due 6/12/17	600,000	651,361
	6.21%, due 8/6/38	475,000	678,139
			4,473,317
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.2%
	2.179%, due 12/1/41 (a)	579,344	607,396
	2.50%, due 2/1/28	724,552	742,269
	2.50%, due 5/1/28	1,155,242	1,183,408
	2.50%, due 9/1/28	1,071,379	1,097,517
	2.50%, due 5/1/43	270,386	262,677
	3.00%, due 8/1/21	379,280	395,302
	3.00%, due 2/1/29	1,896,974	1,970,486
	3.00%, due 11/1/29	97,060	100,822
	3.00%, due 4/1/35	590,031	606,579
	3.00%, due 12/1/42 TBA (e)	1,500,000	1,505,014
	3.00%, due 7/1/43	2,339,014	2,361,419
	3.00%, due 8/1/43	1,890,481	1,907,976
	3.00%, due 9/1/43	1,261,680	1,273,372
	3.50%, due 1/1/21	194,398	205,132
	3.50%, due 11/1/25	803,462	849,617
	3.50%, due 11/1/27	121,865	129,099
	3.50%, due 7/1/29	170,300	179,704
	3.50%, due 5/1/31	321,347	337,743
	3.50%, due 12/1/40	515,148	535,807
	3.50%, due 1/1/41	300,939	313,022
	3.50%, due 2/1/41	337,936	351,518
	3.50%, due 12/1/41	757,875	788,358
	3.50%, due 3/1/42	609,583	634,008
	3.50%, due 3/1/43 TBA (e)	3,500,000	3,622,145
	3.50%, due 10/1/43	3,041,200	3,161,280
	4.00%, due 3/1/22	124,384	131,693
	4.00%, due 3/1/25	449,422	475,942
	4.00%, due 6/1/30	84,723	91,625
	4.00%, due 1/1/31	178,499	191,287
	4.00%, due 6/1/39	499,354	531,385
	4.00%, due 12/1/39	538,282	573,065
	4.00%, due 7/1/40	353,305	376,676
	4.00%, due 9/1/40	2,061,060	2,200,659
	4.00%, due 3/1/41	727,461	777,873
	4.00%, due 6/1/42 TBA (e)	600,000	636,820
	4.00%, due 6/1/44	348,337	370,982
	4.00%, due 11/1/44	2,379,389	2,536,992
	4.00%, due 1/1/45	468,768	498,964
	4.50%, due 5/1/19	4,587	4,789
	4.50%, due 11/1/22	5,548	5,828
	4.50%, due 2/1/23	25,415	26,866
	4.50%, due 3/1/23	19,109	20,327
	4.50%, due 6/1/23	189,739	201,323
	4.50%, due 4/1/24	50,024	52,206
	4.50%, due 3/1/30	188,101	205,147
	4.50%, due 3/1/40	1,337,746	1,469,229
	4.50%, due 4/1/41	220,542	236,874
	4.50%, due 5/1/41	616,408	670,492
	4.50%, due 9/1/41	270,198	293,943
	4.50%, due 11/1/43	189,977	206,078
	4.50%, due 8/1/44	1,155,706	1,256,798
	5.00%, due 3/1/21	4,677	4,914
	5.00%, due 4/1/23	48,067	52,080
	5.00%, due 7/1/23	45,645	49,248
	5.00%, due 8/1/23	42,196	45,197
	5.00%, due 1/1/24	78,754	85,418
	5.00%, due 6/1/25	390,371	431,498
	5.00%, due 8/1/25	300,000	331,607
	5.00%, due 11/1/29	128,909	142,490
	5.00%, due 7/1/30	102,610	113,420
	5.00%, due 11/1/30	287,778	318,097
	5.00%, due 7/1/35	204,866	227,344
	5.00%, due 8/1/35	194,858	215,468
	5.00%, due 11/1/35	133,206	147,459
	5.00%, due 7/1/36	194,196	215,612
	5.00%, due 4/1/37 TBA (e)	400,000	442,376
	5.00%, due 7/1/37	592,516	657,899
	5.00%, due 8/1/38	250,064	276,599
	5.00%, due 7/1/39	227,724	251,716
	5.50%, due 8/1/17	3,241	3,335
	5.50%, due 7/1/22	108,510	119,103
	5.50%, due 11/1/23	30,637	33,808
	5.50%, due 4/1/30	160,638	181,701
	5.50%, due 12/1/34	226,560	255,996
	5.50%, due 5/1/35	100,815	113,188
	5.50%, due 6/1/35	38,857	43,748
	5.50%, due 8/1/35	39,072	43,995
	5.50%, due 11/1/36	53,468	59,952
	5.50%, due 8/1/37	464,744	525,723
	5.50%, due 3/1/38	450,119	504,826
	5.50%, due 2/1/39	74,021	83,263
	5.50%, due 7/1/40	147,442	167,082
	6.00%, due 6/1/16	1,152	1,164
	6.00%, due 7/1/16	1,259	1,274
	6.00%, due 9/1/16	925	931
	6.00%, due 9/1/17	1,606	1,609
	6.00%, due 7/1/36	60,080	68,380
	6.00%, due 12/1/36	31,585	35,848
	6.00%, due 4/1/37	94,586	107,525
	6.00%, due 7/1/37	208,736	236,527
	6.00%, due 8/1/37	48,019	54,441
	6.00%, due 12/1/37	112,705	128,054
	6.00%, due 2/1/38	185,612	210,280
	6.50%, due 8/1/32	49,197	56,465
	6.50%, due 8/1/35	27,827	31,939
	6.50%, due 7/1/36	99,406	114,306
	6.50%, due 8/1/36	18,245	20,998
	6.50%, due 9/1/36	22,386	25,694
	6.50%, due 10/1/36	28,809	33,065
	6.50%, due 11/1/36	30,012	34,631
	6.50%, due 8/1/37	3,408	3,911
	6.50%, due 10/1/37	1,695	2,035
	6.50%, due 11/1/37	15,149	17,387
	6.50%, due 12/1/37	29,289	33,657
	6.50%, due 2/1/38	124,792	149,904
	7.00%, due 10/1/37	1,901	2,224
	7.00%, due 11/1/37	127,816	157,349
	7.50%, due 7/1/30	4,464	4,661
	7.50%, due 7/1/31	29,621	34,132
	8.00%, due 1/1/25	121	122
	8.00%, due 6/1/25	111	128
	8.00%, due 9/1/25	624	712
	8.00%, due 9/1/26	3,411	4,153
	8.00%, due 10/1/26	330	334
	8.00%, due 11/1/26	598	675
	8.00%, due 4/1/27	986	1,137
	8.00%, due 6/1/27	684	686
	8.00%, due 12/1/27	3,509	3,521
	8.00%, due 1/1/28	22,418	25,486
			46,915,040
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.7%
	3.00%, due 1/20/43	419,418	429,202
	3.00%, due 6/1/43 TBA (e)	1,200,000	1,220,437
	3.00%, due 8/15/43	350,118	357,748
	3.00%, due 8/20/43	2,757,131	2,821,455
	3.00%, due 9/15/43	350,145	357,771
	3.50%, due 4/15/43	712,868	748,110
	3.50%, due 7/1/43 TBA (e)	3,950,000	4,125,281
	3.50%, due 8/20/43	1,891,330	1,981,528
	3.50%, due 11/20/43	1,433,622	1,501,554
	4.00%, due 9/15/25	288,581	306,048
	4.00%, due 9/15/40	301,110	321,350
	4.00%, due 2/1/41 TBA (e)	200,000	212,938
	4.00%, due 12/15/41	506,348	539,309
	4.00%, due 1/20/42	1,763,871	1,884,455
	4.00%, due 10/20/43	252,694	268,487
	4.00%, due 8/20/44	1,516,531	1,611,319
	4.00%, due 9/20/44	679,474	721,943
	4.50%, due 11/15/24	180,782	195,037
	4.50%, due 4/15/39	541,385	588,488
	4.50%, due 5/20/39	512,563	554,597
	4.50%, due 10/20/39	177,070	193,023
	4.50%, due 6/20/40	189,389	206,498
	4.50%, due 9/15/40	704,478	771,699
	4.50%, due 10/20/40	191,439	208,734
	4.50%, due 7/20/41	310,050	338,062
	4.50%, due 9/20/41	204,573	223,497
	4.50%, due 8/20/43	168,528	181,673
	4.50%, due 9/20/43	208,677	224,985
	4.50%, due 12/20/44	200,000	215,650
	5.00%, due 4/20/33	58,799	65,365
	5.00%, due 8/15/33	42,918	48,089
	5.00%, due 2/15/36	153,471	169,948
	5.00%, due 3/15/36	195,654	217,754
	5.00%, due 6/20/36	4,731	5,250
	5.00%, due 8/15/39	395,550	444,780
	5.00%, due 9/20/40	898,631	997,873
	5.50%, due 3/15/33	394,675	454,082
	5.50%, due 7/20/34	58,939	66,837
	5.50%, due 12/20/35	113,568	128,607
	5.50%, due 1/20/39	197,743	223,671
	6.00%, due 3/20/29	17,343	19,607
	6.00%, due 1/15/32	32,460	37,036
	6.00%, due 12/15/32	10,410	12,118
	6.00%, due 3/20/33	91,080	103,962
	6.00%, due 2/15/34	110,168	128,248
	6.00%, due 1/20/35	47,401	54,958
	6.00%, due 6/15/35	32,934	37,210
	6.00%, due 9/15/35	125,087	145,177
	6.50%, due 3/20/31	11,981	14,206
	6.50%, due 1/15/32	13,934	16,553
	6.50%, due 6/15/35	987	1,182
	6.50%, due 1/15/36	54,731	62,455
	6.50%, due 9/15/36	43,301	49,786
	6.50%, due 9/15/37	47,840	54,591
	6.50%, due 10/15/37	24,060	27,456
	6.50%, due 11/15/38	277,036	322,918
	7.00%, due 2/15/26	495	496
	7.00%, due 6/15/29	501	511
	7.00%, due 12/15/29	2,275	2,710
	7.00%, due 5/15/31	2,034	2,273
	7.00%, due 8/15/31	5,287	5,520
	7.00%, due 8/20/31	19,118	23,469
	7.00%, due 8/15/32	24,052	27,439
	7.50%, due 10/15/26	569	571
	7.50%, due 11/15/26	1,079	1,125
	7.50%, due 1/15/30	13,494	14,405
	7.50%, due 10/15/30	6,441	7,337
	7.50%, due 3/15/32	15,250	18,957
	8.00%, due 6/15/26	109	125
	8.00%, due 10/15/26	199	223
	8.00%, due 11/15/26	1,023	1,027
	8.00%, due 5/15/27	96	98
	8.00%, due 7/15/27	554	627
	8.00%, due 9/15/27	249	280
	8.00%, due 11/15/30	14,012	16,228
	8.50%, due 7/15/26	895	1,039
	8.50%, due 11/15/26	5,175	5,287
			27,350,344
¤	United States Treasury Bonds 3.0%
	2.50%, due 2/15/45	2,600,000	2,370,469
	3.00%, due 11/15/44	3,685,000	3,729,913
	3.125%, due 2/15/43	800,000	829,375
	3.375%, due 5/15/44	900,000	978,117
	3.625%, due 2/15/44	1,310,000	1,490,534
	3.75%, due 11/15/43	500,000	582,149
	4.75%, due 2/15/41	505,000	678,633
			10,659,190
¤	United States Treasury Notes 31.5%
	0.50%, due 3/31/17	1,000,000	998,984
	0.625%, due 6/30/17	1,400,000	1,399,343
	0.75%, due 6/30/17	4,250,000	4,258,963
	0.75%, due 12/31/17	10,675,000	10,659,158
	0.75%, due 4/15/18	600,000	597,515
	0.875%, due 7/15/17	1,200,000	1,204,594
	0.875%, due 8/15/17	1,100,000	1,103,782
	0.875%, due 11/15/17	5,350,000	5,362,958
	0.875%, due 1/15/18	4,600,000	4,604,674
	0.875%, due 7/15/18	4,300,000	4,286,227
	1.00%, due 9/15/17	300,000	301,734
	1.00%, due 12/15/17	2,380,000	2,390,969
	1.00%, due 2/15/18	5,000,000	5,017,580
	1.00%, due 3/15/18	4,900,000	4,916,077
	1.00%, due 5/15/18	3,850,000	3,857,219
	1.125%, due 6/15/18	3,800,000	3,817,814
	1.25%, due 1/31/20	6,100,000	6,044,722
	1.375%, due 2/29/20	750,000	747,129
	1.375%, due 3/31/20	3,750,000	3,730,665
	1.50%, due 12/31/18	600,000	606,750
	1.50%, due 5/31/20	1,400,000	1,398,687
	1.50%, due 1/31/22	3,000,000	2,928,282
	1.625%, due 6/30/19	5,800,000	5,872,048
	1.625%, due 7/31/20	600,000	602,250
	1.75%, due 10/31/20	1,300,000	1,306,906
	1.75%, due 3/31/22	1,150,000	1,138,950
	1.875%, due 9/30/17	1,000,000	1,024,297
	1.875%, due 6/30/20	3,075,000	3,122,084
	1.875%, due 11/30/21	800,000	801,125
	1.875%, due 5/31/22	1,600,000	1,595,501
	2.00%, due 10/31/21	500,000	504,649
	2.00%, due 2/15/25	1,990,000	1,955,641
	2.125%, due 1/31/21	750,000	766,406
	2.125%, due 6/30/21	9,050,000	9,222,511
	2.125%, due 12/31/21	600,000	609,375
	2.125%, due 6/30/22	500,000	506,172
	2.125%, due 5/15/25	2,460,000	2,443,087
	2.25%, due 7/31/21	1,400,000	1,435,657
	2.50%, due 5/15/24	6,875,000	7,065,671
	2.625%, due 11/15/20	1,236,000	1,295,869
			111,502,025
	Total U.S. Government & Federal Agencies (Cost $231,709,358)		235,474,107
	Total Long-Term Bonds (Cost $335,293,856)		344,430,326

		Shares
	Exchange-Traded Fund (f) 2.2%
¤	iShares IBOXX Investment Grade Corporate Bond Fund	66,516	7,739,136
	Total Exchange-Traded Fund (Cost $7,812,793)		7,739,136

		Principal Amount
	Short-Term Investments 5.3%
	Other Commercial Paper 0.8%
	Johnson & Johnson 0.061%, due 8/13/15 (b)(g)	$1,500,000	1,499,970
	United Parcel Service, Inc. 0.061%, due 8/13/15 (b)(g)	1,500,000	1,499,970
	Total Other Commercial Paper (Cost $2,999,940)		2,999,940
	Repurchase Agreements 4.5%
	Bank of Montreal 0.13%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $5,000,054 (Collateralized by United States Treasury Notes with rates between 0.00% and 8.75% and maturity dates between 10/8/15 and 5/15/45, with a Principal Amount of $5,018,700 and a Market Value of $5,100,007)	5,000,000	5,000,000
	TD Securities (U.S.A.) LLC 0.12%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $10,809,108 (Collateralized by a United States Treasury Note with a rate of 8.50% and a maturity date of 2/15/20, with a Principal Amount of $8,199,600 and a Market Value of $11,025,206)	10,809,000	10,809,000
	Total Repurchase Agreements (Cost $15,809,000)		15,809,000
	Total Short-Term Investments (Cost $18,808,940)		18,808,940
	Total Investments (Cost $361,915,589) (h)	104.6%	370,978,402
	Other Assets, Less Liabilities	(4.6)	(16,474,451)
	Net Assets	100.0%	$354,503,951

¤	Among the Fund's 10 largest issuers held, as of July 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of July 31, 2015.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2015.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2015, the total market value of these securities was $19,487,855, which represented 5.5% of the Fund's net assets. All or a portion of these securities are part of a mortgage dollar roll agreement.
(f)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(g)	Interest rate shown represents yield to maturity.
(h)	As of July 31, 2015, cost was $361,970,860 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$11,045,712
Gross unrealized depreciation	(2,038,170)
Net unrealized appreciation	$9,007,542

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,190,382	$—	$2,190,382
Corporate Bonds	—	86,527,407	—	86,527,407
Foreign Government Bonds	—	6,845,956	—	6,845,956
Mortgage-Backed Securities	—	9,497,201	—	9,497,201
Municipal Bonds	—	3,895,273	—	3,895,273
U.S. Government & Federal Agencies	—	235,474,107	—	235,474,107
Total Long-Term Bonds	—	344,430,326	—	344,430,326
Exchange-Traded Fund	7,739,136	—	—	7,739,136
Short-Term Investments
Other Commercial Paper	—	2,999,940	—	2,999,940
Repurchase Agreements	—	15,809,000	—	15,809,000
Total Short-Term Investments	—	18,808,940	—	18,808,940
Total Investments in Securities	$7,739,136	$363,239,266	$—	$370,978,402

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay International Opportunities Fund
Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 120.2% †
	Australia 7.6%
	Australia & New Zealand Banking Group, Ltd. (Banks) (a)	272,120	$6,500,250
	Australian Pharmaceutical Industries, Ltd. (Health Care Providers & Services)	300,440	349,174
	BHP Billiton PLC (Metals & Mining) (a)	89,604	1,654,674
	BHP Billiton, Ltd. (Metals & Mining)	133,495	2,580,942
	Blackmores, Ltd. (Personal Products)	8,178	529,027
	BT Investment Management, Ltd. (Capital Markets)	39,993	284,144
	Commonwealth Bank of Australia (Banks)	16,115	1,031,392
	CSL, Ltd. (Biotechnology)	3,466	250,712
	Downer EDI, Ltd. (Commercial Services & Supplies)	937,229	3,117,056
	Echo Entertainment Group, Ltd. (Hotels, Restaurants & Leisure)	191,285	701,895
	Evolution Mining, Ltd. (Metals & Mining)	2,390,203	1,747,118
	GUD Holdings, Ltd. (Household Durables)	104,293	712,778
	Harvey Norman Holdings, Ltd. (Multiline Retail)	850,497	2,772,651
	M2 Group, Ltd. (Diversified Telecommunication Services)	20,073	161,983
	Macquarie Group, Ltd. (Capital Markets)	42,301	2,540,070
	Mineral Resources, Ltd. (Commercial Services & Supplies) (b)	93,627	370,927
	Myer Holdings, Ltd. (Multiline Retail) (b)	1,081,771	996,308
	National Australia Bank, Ltd. (Banks)	93,557	2,377,763
	OZ Minerals, Ltd. (Metals & Mining)	1,125,616	3,060,700
	Scentre Group (Real Estate Investment Trusts)	225,881	653,826
	Select Harvests, Ltd. (Food Products)	72,755	701,448
	Seven Group Holdings, Ltd. (Trading Companies & Distributors)	142,010	575,064
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	1,398,288	889,208
	Sirtex Medical, Ltd. (Biotechnology)	51,513	1,161,231
	Slater & Gordon, Ltd. (Diversified Consumer Services)	629,207	1,572,922
	South32, Ltd. (Metals & Mining) (c)	190,786	246,784
	Southern Cross Media Group, Ltd. (Media)	201,857	142,383
	Suncorp Group, Ltd. (Insurance)	204,287	2,130,847
	Tabcorp Holdings, Ltd. (Hotels, Restaurants & Leisure)	315,690	1,119,155
	Transfield Services, Ltd. (Commercial Services & Supplies) (c)	897,599	846,369
	Westfield Corp. (Real Estate Investment Trusts) (a)	77,111	565,334
	Westpac Banking Corp. (Banks)	55,997	1,426,855
	Woodside Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	60,121	1,566,655
	WorleyParsons, Ltd. (Energy Equipment & Services) (a)	443,024	2,979,220
			48,316,865
	Austria 0.5%
	Austria Technologie & Systemtechnik A.G. (Electronic Equipment, Instruments & Components)	18,951	321,040
	Lenzing A.G. (Chemicals)	1,725	125,718
	OMV A.G. (Oil, Gas & Consumable Fuels) (a)	47,967	1,276,168
	Voestalpine A.G. (Metals & Mining)	31,627	1,357,419
			3,080,345
	Belgium 1.9%
	Anheuser-Busch InBev N.V. (Beverages) (a)	47,207	5,617,418
	KBC Groep N.V. (Banks) (a)	55,327	3,856,014
	Melexis N.V. (Semiconductors & Semiconductor Equipment)	3,438	183,466
	Nyrstar N.V. (Metals & Mining) (c)	219,423	644,143
	Umicore S.A. (Chemicals)	36,009	1,576,340
			11,877,381
	Cambodia 0.0%‡
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	236,000	192,701

	China 3.2%
	361 Degrees International, Ltd. (Textiles, Apparel & Luxury Goods)	312,000	109,067
	Agricultural Bank of China, Ltd. Class H (Banks)	2,225,000	1,004,541
	Air China, Ltd. Class H (Airlines)	860,000	861,963
	Baioo Family Interactive, Ltd. (Software) (d)	1,406,000	110,633
	Bank of China, Ltd. Class H (Banks)	1,476,000	805,371
	Boer Power Holdings, Ltd. (Electrical Equipment)	134,000	253,401
	BYD Electronic International Co., Ltd. (Communications Equipment) (c)	604,758	503,165
	Chanjet Information Technology Co., Ltd. Class H (Software)	38,800	93,493
	China Everbright Bank Co., Ltd. Class H (Banks)	412,000	228,526
	China Everbright, Ltd. (Capital Markets)	259,426	630,469
	China Galaxy Securities Co., Ltd. Class H (Capital Markets)	85,887	77,441
	China Life Insurance Co., Ltd. Class H (Insurance)	295,000	1,084,517
	China Power International Development, Ltd. (Independent Power & Renewable Electricity Producers)	389,000	275,481
	China Southern Airlines Co., Ltd. Class H (Airlines)	974,000	966,173
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	784,000	562,290
	Datang International Power Generation Co., Ltd. Class H (Independent Power & Renewable Electricity Producers)	2,244,000	969,699
	Fufeng Group, Ltd. (Chemicals) (b)	342,000	206,463
	Huadian Power International Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	898,000	910,476
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	788,000	964,632
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	338,000	232,824
	Jiangnan Group, Ltd. (Electrical Equipment)	3,972,000	1,029,852
	Maoye International Holdings, Ltd. (Multiline Retail) (b)	1,433,000	212,576
	New China Life Insurance Co., Ltd. Class H (Insurance)	159,500	684,103
	Shenwan Hongyuan HK, Ltd. (Capital Markets) (b)	2,035,000	1,015,886
	Sitc International Holdings Co., Ltd. (Marine)	800,000	460,250
	TravelSky Technology, Ltd. Class H (IT Services)	561,000	679,513
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	683,500	357,078
	Xiamen International Port Co., Ltd. Class H (Transportation Infrastructure)	662,000	203,238
	Xinhua Winshare Publishing and Media Co., Ltd. Class H (Distributors)	198,000	177,253
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	3,895,400	3,662,985
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	830,000	964,656
			20,298,015
	Denmark 3.4%
	A.P. Moeller-Maersk A/S Class A (Marine)	1,031	1,702,439
	A.P. Moeller-Maersk A/S Class B (Marine)	1,384	2,356,620
	DFDS A/S (Marine)	8,675	1,191,163
	FLSmidth & Co. A/S (Construction & Engineering)	4,338	194,081
	NKT Holding A/S (Machinery)	8,548	478,925
	Novo Nordisk A/S Class B (Pharmaceuticals) (a)	68,046	3,989,717
	Pandora A/S (Textiles, Apparel & Luxury Goods) (a)	37,911	4,262,641
	PER Aarsleff A/S Class B (Construction & Engineering)	1,173	402,057
	Simcorp A/S (Software)	14,085	600,103
	Spar Nord Bank A/S (Banks)	9,736	114,628
	Sydbank A/S (Banks)	44,368	1,677,467
	Vestas Wind Systems A/S (Electrical Equipment) (a)	89,627	4,892,331
			21,862,172
	Faroe Islands 0.3%
	Bakkafrost P/F (Food Products)	53,972	1,638,629

	Finland 0.6%
	Cargotec Oyj Class B (Machinery)	15,261	529,629
	Cramo Oyj (Trading Companies & Distributors)	30,742	619,540
	Nokian Renkaat Oyj (Auto Components)	42,714	1,283,476
	Orion Oyj Class B (Pharmaceuticals)	11,225	468,829
	Valmet Oyj (Machinery)	76,362	902,383
	YIT Oyj (Construction & Engineering)	39,311	236,158
			4,040,015
	France 9.9%
	Adocia (Biotechnology) (c)	3,573	340,529
	Altran Technologies S.A. (IT Services)	97,207	1,147,645
	Atos S.E. (IT Services) (a)	57,204	4,354,982
	AXA S.A. (Insurance)	94,926	2,502,061
	CNP Assurances (Insurance)	6,378	107,276
	Compagnie Generale des Etablissements Michelin (Auto Components) (a)	46,040	4,510,261
	Credit Agricole S.A. (Banks) (a)	312,592	4,924,701
	Etablissements Maurel et Prom (Oil, Gas & Consumable Fuels) (c)	23,225	148,986
	Faurecia (Auto Components)	83,338	3,200,207
	Ipsen S.A. (Pharmaceuticals)	40,071	2,575,348
	IPSOS (Media)	27,078	678,928
	LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	1,044	195,720
	Natixis S.A. (Banks)	300,648	2,209,280
	Neopost S.A. (Technology Hardware, Storage & Peripherals)	16,245	653,073
	Orange S.A. (Diversified Telecommunication Services) (a)	338,386	5,550,333
	Renault S.A. (Automobiles) (a)	46,549	4,283,040
	Safran S.A. (Aerospace & Defense)	26,728	2,021,319
	Saft Groupe S.A. (Electrical Equipment)	17,362	708,751
¤	Sanofi (Pharmaceuticals) (a)	84,790	9,123,032
	Societe Generale S.A. (Banks) (a)	116,408	5,727,463
	Tarkett S.A. (Building Products)	5,726	136,054
	Technicolor S.A. (Media)	223,917	1,770,848
	Total S.A. (Oil, Gas & Consumable Fuels) (a)	96,340	4,769,181
	Unibail-Rodamco S.E. (Real Estate Investment Trusts)	4,691	1,248,304
	Vinci S.A. (Construction & Engineering)	6,195	397,334
			63,284,656
	Germany 10.9%
	Aareal Bank A.G. (Thrifts & Mortgage Finance)	4,031	164,576
	Adva Optical Networking S.E. (Communications Equipment) (c)	50,398	585,322
¤	Allianz S.E. Registered (Insurance) (a)	45,063	7,379,029
	Aurubis A.G. (Metals & Mining) (a)	58,337	3,489,819
	BASF S.E. (Chemicals)	20,948	1,807,133
¤	Bayer A.G. (Pharmaceuticals) (a)	54,694	8,067,095
	Daimler A.G. Registered (Automobiles)	48,805	4,362,514
	Deutsche Bank A.G. Registered (Capital Markets) (a)	191,604	6,737,943
	Deutsche Beteiligungs A.G. (Capital Markets)	9,088	293,089
	Deutsche Lufthansa A.G. Registered (Airlines) (c)	8,091	109,741
	Deutsche Telekom A.G. Registered (Diversified Telecommunication Services)	148,294	2,679,112
	Deutsche Wohnen A.G. (Real Estate Management & Development)	27,030	668,077
	Evonik Industries A.G. (Chemicals)	48,050	1,922,709
	Fresenius S.E. & Co. KGaA (Health Care Providers & Services) (a)	53,908	3,719,818
	GFT Technologies A.G. (IT Services)	20,937	514,262
	Hannover Rueck S.E. (Insurance)	1,301	137,996
	Infineon Technologies A.G. (Semiconductors & Semiconductor Equipment) (a)	109,208	1,223,965
	K+S A.G. Registered (Chemicals) (a)	103,045	4,228,003
	METRO A.G. (Food & Staples Retailing) (a)	93,486	2,951,793
	Nemetschek A.G. (Software)	5,232	193,556
	Nordex S.E. (Electrical Equipment) (c)	20,655	586,277
	OSRAM Licht A.G. (Electrical Equipment) (a)	65,259	3,715,411
	ProSiebenSat.1 Media S.E. (Media) (a)	90,247	4,613,748
	Salzgitter A.G. (Metals & Mining)	13,725	490,115
	Siemens A.G. Registered (Industrial Conglomerates) (a)	39,379	4,214,086
	Software A.G. (Software)	37,115	1,110,549
	Stroeer S.E. (Media)	27,398	1,356,903
	Volkswagen A.G. (Automobiles)	8,854	1,789,686
	Wacker Neuson S.E. (Machinery)	24,456	491,919
			69,604,246
	Hong Kong 4.0%
	Allied Properties HK, Ltd. (Capital Markets)	868,000	204,899
	ASM Pacific Technology, Ltd. (Semiconductors & Semiconductor Equipment)	9,400	85,242
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	1,012,000	1,054,779
	BOC Hong Kong Holdings, Ltd. (Banks)	1,117,000	4,495,492
	Cathay Pacific Airways, Ltd. (Airlines)	475,000	1,123,731
	Cheung Kong Property Holding, Ltd. (Real Estate Management & Development) (c)	66,000	549,979
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (c)	603,817	492,257
	Chong Hing Bank, Ltd. (Banks)	41,000	123,757
	CK Hutchison Holdings, Ltd. (Industrial Conglomerates)	114,500	1,700,005
	Comba Telecom Systems Holdings, Ltd. (Communications Equipment)	537,000	129,534
	Enerchina Holdings, Ltd. (Electrical Equipment) (c)	1,077,000	73,631
	First Shanghai Investments, Ltd. (Capital Markets) (b)	2,712,000	493,263
	Hopewell Holdings, Ltd. (Industrial Conglomerates)	59,000	203,585
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	840,000	367,323
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	384,000	168,910
	Man Wah Holdings, Ltd. (Household Durables)	458,400	412,142
	NWS Holdings, Ltd. (Industrial Conglomerates)	191,000	285,799
	Orient Overseas International, Ltd. (Marine) (a)	307,000	1,522,664
	PCCW, Ltd. (Diversified Telecommunication Services)	2,829,000	1,693,247
	Real Nutriceutical Group, Ltd. (Personal Products)	3,818,000	925,898
	SmarTone Telecommunications Holdings, Ltd. (Wireless Telecommunication Services)	593,000	1,211,656
	Sun Hung Kai & Co., Ltd. (Capital Markets)	473,000	314,223
	Texwinca Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	446,000	539,644
	Truly International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	2,204,000	742,030
	Value Partners Group, Ltd. (Capital Markets)	1,685,000	1,962,714
	WH Group, Ltd. (Food Products) (c)(d)	771,000	494,288
	Wheelock & Co., Ltd. (Real Estate Management & Development)	325,000	1,672,729
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)	720,000	2,345,110
			25,388,531
	India 0.6%
	Amtek Auto, Ltd. (Auto Components)	430,717	1,132,578
	Andhra Bank (Banks)	510,409	589,868
	Gujarat State Fertilisers & Chemicals, Ltd. (Chemicals)	301,364	344,050
	Manappuram Finance, Ltd. (Consumer Finance)	220,078	93,704
	Oriental Bank of Commerce (Banks)	297,060	790,391
	Union Bank of India (Banks)	293,067	802,849
	Welspun India, Ltd. (Textiles, Apparel & Luxury Goods)	12,932	180,785
			3,934,225
	Ireland 0.5%
	Shire PLC (Pharmaceuticals) (a)	38,905	3,450,942

	Israel 2.4%
	Bank Hapoalim B.M. (Banks)	196,103	1,088,869
	Bank Leumi Le-Israel B.M. (Banks) (c)	167,708	730,296
	Bezeq The Israeli Telecommunication Corp., Ltd. (Diversified Telecommunication Services)	2,047,810	3,775,888
	Delek Automotive Systems, Ltd. (Specialty Retail)	47,047	523,707
	Israel Discount Bank, Ltd. Class A (Banks) (c)	808,697	1,629,375
¤	Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	104,233	7,309,750
	Tower Semiconductor, Ltd. (Semiconductors & Semiconductor Equipment) (c)	8,329	113,311
			15,171,196
	Italy 4.5%
	Astaldi S.p.A. (Construction & Engineering) (b)	31,957	307,448
	ASTM S.p.A. (Transportation Infrastructure)	14,486	195,684
	Banca IFIS S.p.A. (Diversified Financial Services)	60,388	1,505,490
	Banca Popolare di Milano Scarl (Banks)	1,677,059	1,816,045
	Biesse S.p.A (Machinery)	40,840	687,590
	Cementir Holding S.p.A. (Construction Materials)	56,025	376,868
	Credito Emiliano S.p.A. (Banks)	64,527	544,257
	Enel S.p.A. (Electric Utilities)	773,317	3,640,082
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	175,777	3,081,033
	ERG S.p.A. (Oil, Gas & Consumable Fuels)	58,762	760,227
	Esprinet S.p.A. (Electronic Equipment, Instruments & Components)	41,528	367,146
	Intesa Sanpaolo S.p.A. (Banks)	1,640,748	6,310,438
	La Doria S.p.A. (Food Products)	48,330	684,712
	Prysmian S.p.A. (Electrical Equipment)	123,209	2,826,717
	Salini Impregilo S.p.A. (Construction & Engineering)	357,906	1,709,070
	Telecom Italia S.p.A. (Diversified Telecommunication Services)	2,101,187	2,180,710
	Unipol Gruppo Finanziario S.p.A. (Insurance)	346,134	1,856,613
			28,850,130
	Japan 26.3%
	Adastria Co., Ltd. (Specialty Retail)	14,000	676,645
	Arcland Sakamoto Co., Ltd. (Specialty Retail)	14,500	351,575
	Asahi Glass Co., Ltd. (Building Products)	240,000	1,407,835
	Asahi Kasei Corp. (Chemicals)	46,000	349,709
	Astellas Pharma, Inc. (Pharmaceuticals) (a)	180,300	2,716,102
	Bank of the Ryukyus, Ltd. (Banks)	14,800	220,086
	Calsonic Kansei Corp. (Auto Components)	382,000	2,792,528
	Canon Marketing Japan, Inc. (Distributors)	19,400	306,963
	Central Glass Co., Ltd. (Building Products)	308,000	1,297,261
	Central Japan Railway Co. (Road & Rail)	18,800	3,294,759
	Chubu Electric Power Co., Inc. (Electric Utilities) (a)	198,200	3,366,369
	Chugoku Marine Paints, Ltd. (Chemicals)	107,000	775,293
	Clarion Co., Ltd. (Household Durables)	205,000	587,203
	Cosmo Oil Co., Ltd. (Oil, Gas & Consumable Fuels) (c)	782,000	1,268,262
	Daicel Corp. (Chemicals)	9,200	124,859
	Daido Steel Co., Ltd. (Metals & Mining)	39,000	147,900
	Daikyonishikawa Corp. (Auto Components)	8,300	326,482
	Daiwa Securities Group, Inc. (Capital Markets)	453,000	3,522,460
	DCM Holdings Co., Ltd. (Specialty Retail)	77,100	702,973
	Dynam Japan Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	396,200	613,289
	EDION Corp. (Specialty Retail) (b)	275,500	1,820,587
	Fields Corp. (Leisure Products)	33,500	540,606
	Foster Electric Co., Ltd. (Household Durables)	44,800	922,135
	Fuji Heavy Industries, Ltd. (Automobiles)	35,300	1,305,931
	Fujitsu, Ltd. (IT Services)	428,000	2,246,797
	Funai Electric Co., Ltd. (Household Durables)	69,800	777,214
	Fuyo General Lease Co., Ltd. (Diversified Financial Services)	9,800	411,183
	Geo Holdings Corp. (Specialty Retail)	14,700	202,468
	GungHo Online Entertainment, Inc. (Software)	606,000	2,014,540
	Happinet Corp. (Distributors)	52,700	557,042
	Hazama Ando Corp. (Construction & Engineering)	317,100	1,681,000
	Hitachi Capital Corp. (Consumer Finance)	37,400	1,016,969
	Hitachi, Ltd. (Electronic Equipment, Instruments & Components) (a)	435,000	2,823,367
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels)	64,300	1,183,429
	Ishihara Sangyo Kaisha, Ltd. (Chemicals) (c)	330,000	306,209
	ITOCHU Corp. (Trading Companies & Distributors)	240,400	2,950,324
	J Front Retailing Co., Ltd. (Multiline Retail)	47,700	897,923
	Jaccs Co., Ltd. (Consumer Finance)	176,000	846,379
	JTEKT Corp. (Machinery)	42,600	736,610
	JVC Kenwood Corp. (Household Durables) (b)	628,700	1,476,191
	JX Holdings, Inc. (Oil, Gas & Consumable Fuels) (a)	654,900	2,795,882
	K's Holdings Corp. (Specialty Retail) (a)	5,600	178,255
	Kandenko Co., Ltd. (Construction & Engineering)	64,000	419,833
	Kanto Denka Kogyo Co., Ltd. (Chemicals)	79,000	557,752
	Kao Corp. (Personal Products)	33,600	1,705,552
	Kasai Kogyo Co., Ltd. (Auto Components)	18,200	214,696
	Kato Works Co., Ltd. (Machinery)	59,000	346,093
	KDDI Corp. (Wireless Telecommunication Services) (a)	192,800	4,901,088
	Keihin Corp. (Auto Components)	30,600	434,797
	Komori Corp. (Machinery)	94,700	1,055,236
	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	215,700	2,692,443
	Kuraray Co., Ltd. (Chemicals)	11,600	136,839
	Kyokuto Kaihatsu Kogyo Co., Ltd. (Machinery)	16,200	175,156
	Kyudenko Corp. (Construction & Engineering)	55,000	966,999
	Marvelous, Inc. (Software)	74,900	873,284
	Mitsubishi Chemical Holdings Corp. (Chemicals)	45,800	299,334
	Mitsubishi Electric Corp. (Electrical Equipment) (a)	259,000	2,786,755
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	17,000	377,900
	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	211,000	1,171,324
	Mitsubishi Materials Corp. (Metals & Mining)	41,000	148,538
	Mitsubishi UFJ Financial Group, Inc. (Banks) (a)	939,300	6,821,076
	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	71,000	2,021,410
	Mizuho Financial Group, Inc. (Banks)	2,308,600	4,990,309
	MS&AD Insurance Group Holdings, Inc. (Insurance)	98,000	3,089,410
	Namura Shipbuilding Co., Ltd. (Machinery)	295,400	2,569,421
	NEC Capital Solutions, Ltd. (Trading Companies & Distributors)	24,200	358,114
	Nexon Co., Ltd. (Software)	172,000	2,360,689
	Nichiha Corp. (Building Products)	21,900	326,198
	Nippo Corp. (Construction & Engineering)	127,000	2,238,012
	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	322,000	761,514
	Nippon Suisan Kaisha, Ltd. (Food Products)	1,001,200	3,158,665
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (a)	110,900	4,262,494
	Nippon Thompson Co., Ltd. (Machinery)	27,000	133,328
	Nissan Motor Co., Ltd. (Automobiles)	98,300	950,599
	Nisshin Steel Holdings Co., Ltd. (Metals & Mining) (c)	93,100	1,079,475
	Nitto Denko Corp. (Chemicals)	6,700	507,629
	Nitto Kogyo Corp. (Electrical Equipment)	11,700	258,762
	NOK Corp. (Auto Components)	22,400	656,990
	North Pacific Bank, Ltd. (Banks)	135,700	596,736
	NS United Kaiun Kaisha, Ltd. (Marine)	53,000	119,740
	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	118,800	2,506,173
	Okasan Securities Group, Inc. (Capital Markets)	56,000	400,791
	ORIX Corp. (Diversified Financial Services) (a)	216,800	3,241,460
	Otsuka Holdings Co., Ltd. (Pharmaceuticals) (a)	71,600	2,572,597
	Pal Co., Ltd. (Specialty Retail)	14,000	442,813
	Panasonic Corp. (Household Durables) (a)	65,400	768,853
	Ryobi, Ltd. (Machinery)	146,000	597,265
	Saizeriya Co., Ltd. (Hotels, Restaurants & Leisure)	85,700	1,997,027
	Sankyo Tateyama, Inc. (Building Products)	55,400	820,261
	Sanyo Special Steel Co., Ltd. (Metals & Mining)	50,000	219,873
	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals) (a)	46,200	817,498
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	13,900	831,858
	Shiseido Co., Ltd. (Personal Products)	9,300	225,156
	Showa Corp. (Auto Components)	77,800	717,516
	Sodick Co., Ltd. (Machinery) (b)	334,700	2,541,273
	Sojitz Corp. (Trading Companies & Distributors)	1,179,900	2,722,810
	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	92,100	3,248,971
	Sumitomo Chemical Co., Ltd. (Chemicals)	50,000	285,634
	Sumitomo Dainippon Pharma Co., Ltd. (Pharmaceuticals)	123,200	1,474,205
	Sumitomo Heavy Industries, Ltd. (Machinery) (a)	416,000	2,101,230
	Sumitomo Mitsui Financial Group, Inc. (Banks) (a)	118,176	5,286,382
	T-Gaia Corp. (Specialty Retail)	14,000	243,773
	Takeuchi Manufacturing Co., Ltd. (Machinery)	22,100	1,360,576
	Takuma Co., Ltd. (Machinery)	184,000	1,199,597
	TDK Corp. (Electronic Equipment, Instruments & Components)	28,900	2,026,393
	Teijin, Ltd. (Chemicals)	37,000	135,240
	Tochigi Bank, Ltd. (The) (Banks)	37,000	205,099
	Toho Holdings Co., Ltd. (Health Care Providers & Services) (a)	123,900	3,084,129
	Tokio Marine Holdings, Inc. (Insurance) (a)	77,300	3,221,483
	Toshiba Corp. (Industrial Conglomerates)	157,000	481,381
	Toyo Seikan Group Holdings, Ltd. (Containers & Packaging)	6,900	107,619
	Toyo Tanso Co., Ltd. (Electrical Equipment)	16,000	243,741
¤	Toyota Motor Corp. (Automobiles) (a)	158,700	10,568,049
	TPR Co., Ltd. (Auto Components)	3,700	108,521
	TS Tech Co., Ltd. (Auto Components)	18,000	508,331
	Xebio Co., Ltd. (Specialty Retail)	8,400	159,006
	YAMABIKO Corp. (Machinery)	13,200	532,005
	Yurtec Corp. (Construction & Engineering)	42,000	349,393
			167,417,766
	Luxembourg 0.5%
	APERAM S.A. (Metals & Mining) (a)(c)	85,233	3,144,734

	Netherlands 3.7%
	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	69,722	1,661,234
	BinckBank N.V. (Capital Markets)	231,648	2,198,336
	Heineken Holding N.V. (Beverages)	26,257	1,823,637
	ING Groep N.V. (Banks)	29,148	495,863
	Koninklijke Ahold N.V. (Food & Staples Retailing) (a)	250,141	4,979,255
	NN Group N.V. (Insurance)	64,852	2,001,031
	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (a)	211,167	6,067,752
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (a)	146,996	4,270,897
			23,498,005
	New Zealand 0.8%
	Air New Zealand, Ltd. (Airlines)	807,654	1,407,470
	Meridian Energy, Ltd. (Independent Power & Renewable Electricity Producers)	742,156	1,102,269
	Spark New Zealand, Ltd. (Diversified Telecommunication Services)	1,210,190	2,364,585
			4,874,324
	Norway 2.4%
	Austevoll Seafood ASA (Food Products)	100,259	519,187
	Avance Gas Holding, Ltd. (Oil, Gas & Consumable Fuels) (d)	85,191	1,423,596
	Borregaard ASA (Chemicals)	49,483	313,492
	BW LPG, Ltd. (Oil, Gas & Consumable Fuels) (d)	240,696	1,972,785
	BW Offshore, Ltd. (Energy Equipment & Services)	457,586	274,492
	DNB ASA (Banks)	111,424	1,816,951
	Kongsberg Automotive ASA (Auto Components) (c)	486,040	305,246
	Leroy Seafood Group ASA (Food Products)	17,872	614,809
	Salmar ASA (Food Products)	75,127	1,186,441
	Telenor ASA (Diversified Telecommunication Services)	215,823	4,734,739
	Yara International ASA (Chemicals)	47,084	2,343,695
			15,505,433
	Portugal 0.3%
	Altri SGPS S.A. (Paper & Forest Products)	88,132	374,678
	EDP-Energias de Portugal S.A. (Electric Utilities)	329,016	1,217,000
			1,591,678
	Republic of Korea 0.8%
	Crown Confectionery Co., Ltd. (Food Products)	796	546,925
	Harim Holdings Co., Ltd. (Industrial Conglomerates) (c)	67,910	295,400
	KH Vatec Co., Ltd. (Electronic Equipment, Instruments & Components)	20,830	275,917
	Korea Electric Power Corp. (Electric Utilities)	14,744	641,345
	Korea Petro Chemical Ind Co., Ltd. (Chemicals)	5,889	905,884
	Lotte Chemical Corp. (Chemicals)	4,517	1,005,579
	OCI Materials Co., Ltd. (Chemicals)	2,262	256,907
	SK C&C Co., Ltd. (IT Services)	1,436	375,521
	Soulbrain Co., Ltd. (Chemicals)	9,807	355,772
	Webzen, Inc. (Software) (c)	15,170	418,742
			5,077,992
	Singapore 0.1%
	IGG, Inc. (Software)	566,000	281,091
	Olam International, Ltd. (Food & Staples Retailing)	121,900	163,499
	STATS ChipPAC, Ltd. (Semiconductors & Semiconductor Equipment) (c)	751,900	252,122
			696,712
	South Africa 0.6%
	Investec PLC (Capital Markets)	237,110	2,168,007
	Lewis Group, Ltd. (Specialty Retail) (b)	84,794	385,755
	Mondi PLC (Paper & Forest Products)	54,052	1,299,920
	Naspers, Ltd. Class N (Media)	1,231	172,239
			4,025,921
	Spain 1.9%
	Almirall S.A. (Pharmaceuticals)	33,695	662,029
	Applus Services S.A. (Professional Services)	32,556	364,698
	Banco Santander S.A. (Banks)	360,724	2,489,503
	CIE Automotive S.A. (Auto Components)	12,858	203,488
	Ence Energia y Celulosa S.A. (Paper & Forest Products)	563,581	2,036,356
	Iberdrola S.A. (Electric Utilities)	378,141	2,667,846
	Repsol S.A. (Oil, Gas & Consumable Fuels)	105,494	1,772,640
	Telefonica S.A. (Diversified Telecommunication Services) (a)	113,877	1,743,413
			11,939,973
	Sweden 4.6%
	Axfood AB (Food & Staples Retailing)	27,970	475,637
	Bilia AB Class A (Specialty Retail)	33,267	669,061
	Boliden AB (Metals & Mining) (a)	230,321	4,253,066
	Getinge AB Class B (Health Care Equipment & Supplies)	50,648	1,242,899
	Haldex AB (Machinery)	51,708	633,857
	Intrum Justitia AB (Commercial Services & Supplies)	91,897	3,126,527
	Medivir AB Class B (Biotechnology) (c)	68,011	721,362
	Mycronic AB (Electronic Equipment, Instruments & Components)	166,539	1,052,120
	Nobia AB (Household Durables)	28,134	330,039
	Nordea Bank AB (Banks) (a)	448,479	5,588,604
	SAS AB (Airlines) (b)(c)	148,332	263,075
	Securitas AB Class B (Commercial Services & Supplies)	180,026	2,581,414
	Skandinaviska Enskilda Banken AB Class A (Banks)	317,952	3,833,078
	Volvo AB Class B (Machinery) (a)	386,271	4,571,625
			29,342,364
	Switzerland 7.5%
	ABB, Ltd. Registered (Electrical Equipment) (c)	74,299	1,509,355
	Adecco S.A. Registered (Professional Services) (c)	23,623	1,971,639
	Ascom Holding A.G. Registered (Communications Equipment)	5,932	107,737
	Autoneum Holding A.G. (Auto Components) (c)	697	143,973
	Cembra Money Bank A.G. (Consumer Finance) (c)	17,265	1,050,587
	Georg Fischer A.G. Registered (Machinery)	112	74,644
	Kudelski S.A. (Electronic Equipment, Instruments & Components)	42,156	667,481
	Lonza Group A.G. Registered (Life Sciences Tools & Services) (a)(c)	22,194	3,217,820
¤	Nestle S.A. Registered (Food Products) (a)	105,067	7,959,127
¤	Novartis A.G. Registered (Pharmaceuticals) (a)	91,683	9,525,999
¤	Roche Holding A.G. (Pharmaceuticals) (a)	39,474	11,401,421
	Sika A.G. (Chemicals)	526	1,906,838
	Swiss Prime Site A.G. Registered (Real Estate Management & Development) (a)(c)	15,191	1,210,501
	UBS Group A.G. Registered (Capital Markets) (a)	160,300	3,691,064
	Zurich Insurance Group A.G. (Insurance) (a)(c)	11,467	3,492,433
			47,930,619
	Taiwan 0.5%
	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	2,630,000	841,360
	Innolux Corp. (Electronic Equipment, Instruments & Components)	2,234,000	778,360
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	286,000	804,422
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	700,000	993,301
			3,417,443
	Thailand 0.0%‡
	Tipco Asphalt PCL, NVDR (Construction Materials)	374,400	259,196

	United Kingdom 19.1%
	3i Group PLC (Capital Markets)	84,063	726,619
	Amec Foster Wheeler PLC (Energy Equipment & Services)	180,696	2,313,909
	Ashtead Group PLC (Trading Companies & Distributors) (a)	195,000	2,988,883
	AstraZeneca PLC (Pharmaceuticals) (a)	74,274	5,010,770
	Barratt Developments PLC (Household Durables)	220,582	2,187,398
	Bellway PLC (Household Durables)	44,743	1,684,637
	BG Group PLC (Oil, Gas & Consumable Fuels)	80,969	1,381,415
	BP PLC (Oil, Gas & Consumable Fuels) (a)	782,585	4,832,891
¤	British American Tobacco PLC (Tobacco) (a)	153,470	9,109,726
	British Land Co. PLC (The) (Real Estate Investment Trusts)	63,244	830,614
	Card Factory PLC (Specialty Retail)	20,789	113,531
	Cobham PLC (Aerospace & Defense)	116,673	476,095
	Debenhams PLC (Multiline Retail)	1,501,412	2,059,803
	easyJet PLC (Airlines) (a)	71,173	1,827,263
	Enterprise Inns PLC (Hotels, Restaurants & Leisure) (c)	135,849	238,667
	Entertainment One, Ltd. (Media)	158,203	824,432
	Evraz PLC (Metals & Mining) (c)	586,851	923,788
	Fiat Chrysler Automobiles N.V. (Automobiles) (c)	121,980	1,915,694
	Galliford Try PLC (Construction & Engineering)	67,783	1,878,898
	GlaxoSmithKline PLC (Pharmaceuticals) (a)	219,332	4,781,579
	Go-Ahead Group PLC (Road & Rail)	19,501	776,571
	Greggs PLC (Food & Staples Retailing)	110,655	2,341,501
	Halfords Group PLC (Specialty Retail)	122,923	1,044,278
	Home Retail Group PLC (Internet & Catalog Retail)	872,045	2,223,868
	HSBC Holdings PLC (Banks) (a)	709,895	6,426,601
	Imperial Tobacco Group PLC (Tobacco) (a)	123,430	6,486,191
	International Consolidated Airlines Group S.A. (Airlines) (a)(c)	472,043	3,925,488
	ITV PLC (Media)	609,031	2,669,720
	John Menzies PLC (Distributors)	12,239	98,337
	Just Eat PLC (Internet Software & Services) (c)	379,234	2,582,128
	J Sainsbury PLC (Food & Staples Retailing)	261,685	1,082,542
	Laird PLC (Electronic Equipment, Instruments & Components)	50,677	311,890
	Legal & General Group PLC (Insurance)	874,162	3,558,909
	Marks & Spencer Group PLC (Multiline Retail)	543,805	4,619,830
	Micro Focus International PLC (Software) (a)	101,938	2,225,498
	Moneysupermarket.com Group PLC (Internet Software & Services)	231,557	1,060,606
	Next PLC (Multiline Retail)	6,488	809,546
	Novae Group PLC (Insurance)	8,686	98,275
	Old Mutual PLC (Insurance)	986,523	3,267,622
	Pace PLC (Communications Equipment)	140,554	798,966
	Persimmon PLC (Household Durables) (c)	65,532	2,094,861
	Playtech PLC (Software) (a)	266,020	3,765,876
	Renishaw PLC (Electronic Equipment, Instruments & Components)	9,511	311,167
	Royal Mail PLC (Air Freight & Logistics)	159,777	1,260,055
	Sky PLC (Media) (a)	219,091	3,900,438
	Soco International PLC (Oil, Gas & Consumable Fuels)	280,008	690,894
	Standard Chartered PLC (Banks)	59,519	911,075
	Subsea 7 S.A. (Energy Equipment & Services) (c)	116,305	1,018,752
	Taylor Wimpey PLC (Household Durables)	369,697	1,122,344
	Tullett Prebon PLC (Capital Markets)	105,419	667,565
	Unilever N.V., CVA (Personal Products)	12,235	548,368
	Unilever PLC (Personal Products)	7,095	322,093
	Vodafone Group PLC (Wireless Telecommunication Services)	1,163,035	4,392,612
	WH Smith PLC (Specialty Retail)	45,329	1,119,159
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	568,367	1,619,853
	WPP PLC (Media) (a)	233,846	5,368,231
			121,628,322
	United States 0.8%
	Carnival PLC (Hotels, Restaurants & Leisure) (a)	85,142	4,722,813
	International Game Technology PLC (Hotels, Restaurants & Leisure) (c)	27,251	539,570
			5,262,383
	Total Common Stocks (Cost $751,401,919)		766,602,914

	Exchange-Traded Fund 4.3% (e)
	United States 4.3%
¤	iShares MSCI EAFE ETF (Miscellaneous)	421,049	27,275,554
	Total Exchange-Traded Fund (Cost $27,200,247)		27,275,554

	Preferred Stocks 0.3%
	Germany 0.3%
	Bayerische Motoren Werke A.G. 3.55% (Automobiles)	4,438	347,324
	Draegerwerk A.G. & Co. KGaA 4.06% (Health Care Equipment & Supplies)	6,111	611,745
	Porsche Automobil Holding S.E. 2.95% (Automobiles)	4,799	360,977
	Volkswagen A.G. 2.11% (Automobiles)	2,894	579,728
	Total Preferred Stocks (Cost $2,298,429)		1,899,774

	Number of Rights
Rights 0.0%‡
Singapore 0.0%‡
STATS ChipPAC, Ltd. Expires 8/14/15 (Semiconductors & Semiconductor Equipment) (c)(f)	68	0	(g)

Total Rights (Cost $0)		0	(g)

	Principal Amount
Short-Term Investment 1.0%
Repurchase Agreement 1.0%
United States 1.0%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $ 6,513,885 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $ 6,800,000 and a Market Value of $6,645,796) (Capital Markets)	$6,513,885	6,513,885
Total Short-Term Investment (Cost $6,513,885)		6,513,885
Total Investments, Before Investments Sold Short (Cost $787,414,480) (i)	125.8%	802,292,127

	Shares
Investments Sold Short (26.2%)
Common Stocks Sold Short (26.2%)
Australia (2.3%)
Ainsworth Game Technology, Ltd. (Hotels, Restaurants & Leisure)	(473,544)	(1,038,411)
AWE, Ltd. (Oil, Gas & Consumable Fuels) (c)	(270,418)	(249,054)
Beadell Resources, Ltd. (Metals & Mining)	(2,240,197)	(196,497)
BlueScope Steel, Ltd. (Metals & Mining)	(995,545)	(2,641,527)
Breville Group, Ltd. (Distributors)	(77,423)	(387,091)
Buru Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(345,386)	(97,197)
Cardno, Ltd. (Construction & Engineering)	(62,251)	(130,592)
CuDeco, Ltd. (Metals & Mining) (c)	(180,283)	(163,404)
Donaco International, Ltd. (Hotels, Restaurants & Leisure) (c)	(377,526)	(202,825)
Energy World Corp., Ltd. (Independent Power & Renewable Electricity Producers) (c)	(344,006)	(80,464)
ERM Power, Ltd. (Electric Utilities)	(60,857)	(95,639)
G8 Education, Ltd. (Diversified Consumer Services)	(6,252)	(15,538)
Greencross, Ltd. (Health Care Providers & Services)	(278,841)	(1,233,104)
GWA Group, Ltd. (Building Products)	(167,983)	(298,373)
iProperty Group, Ltd. (Internet Software & Services) (c)	(171,570)	(371,211)
Jacana Minerals, Ltd. (Metals & Mining) (c)(f)(h)	(26,409)	(2)
Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (c)	(462,337)	(790,792)
Navitas, Ltd. (Diversified Consumer Services)	(60,463)	(182,527)
Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(3,999,030)	(599,233)
Qube Holdings, Ltd. (Transportation Infrastructure)	(858,901)	(1,531,865)
Regis Resources, Ltd. (Metals & Mining) (c)	(266,116)	(252,873)
Senex Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(1,053,970)	(181,044)
Sirius Resources NL (Metals & Mining) (c)	(185,394)	(403,831)
Syrah Resources, Ltd. (Metals & Mining) (c)(f)	(350,772)	(943,540)
Transpacific Industries Group, Ltd. (Commercial Services & Supplies)	(3,428,479)	(1,779,293)
Virgin Australia Holdings, Ltd. (Airlines) (c)	(990,273)	(318,489)
Virgin Australia International Holdings Pty, Ltd. (Airlines) (c)(f)(h)	(444,108)	(3,246)
Vocus Communications, Ltd. (Diversified Telecommunication Services)	(54,977)	(247,944)
		(14,435,606)
Austria (0.2%)
Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(18,972)	(1,072,430)
Telekom Austria A.G. (Diversified Telecommunication Services)	(29,202)	(197,686)
		(1,270,116)
Belgium (0.5%)
Ablynx N.V. (Biotechnology) (c)	(50,668)	(741,207)
Euronav N.V. (Oil, Gas & Consumable Fuels)	(150,014)	(2,290,066)
EVS Broadcast Equipment S.A. (Communications Equipment)	(6,148)	(173,528)
Ion Beam Applications (Health Care Equipment & Supplies)	(9,459)	(294,821)
		(3,499,622)
China (2.1%)
Baoxin Auto Group, Ltd. (Specialty Retail)	(770,000)	(382,403)
Boshiwa International Holding, Ltd. (Miscellaneous) (c)(f)(h)	(86,000)	(4,659)
BYD Co., Ltd. Class H (Automobiles)	(146,000)	(643,151)
China COSCO Holdings Co., Ltd. (Marine) (c)	(207,000)	(106,540)
China Electronics Corp. Holdings Co., Ltd. (Semiconductors & Semiconductor Equipment)	(266,000)	(90,928)
China Everbright Water, Ltd. (Water Utilities) (c)	(921,400)	(537,318)
China Huarong Energy Co., Ltd. (Machinery) (c)	(3,197,000)	(197,949)
China Molybdenum Co., Ltd. Class H (Metals & Mining)	(1,546,000)	(1,003,106)
China Oilfield Services, Ltd. (Energy Equipment & Services)	(450,000)	(553,191)
China Shanshui Cement Group, Ltd. (Construction Materials) (c)(f)(h)	(932,000)	(679,497)
China Shipping Container Lines Co., Ltd. (Marine) (c)	(2,278,000)	(716,990)
China Suntien Green Energy Corp., Ltd. Class H (Oil, Gas & Consumable Fuels)	(456,000)	(80,585)
CPMC Holdings, Ltd. (Containers & Packaging)	(560,000)	(308,450)
Credit China Holdings, Ltd. (Consumer Finance)	(1,300,000)	(301,846)
First Tractor Co., Ltd. Class H (Machinery)	(392,000)	(266,481)
Goldpac Group, Ltd. (Technology Hardware, Storage & Peripherals)	(574,000)	(355,404)
Goodbaby International Holdings, Ltd. (Leisure Products) (c)	(981,000)	(398,611)
Greatview Aseptic Packaging Co., Ltd. (Containers & Packaging)	(213,000)	(125,014)
Guotai Junan International Holdings, Ltd. (Capital Markets)	(1,000,000)	(349,574)
HC International, Inc. (Internet Software & Services) (c)	(656,000)	(429,024)
Hilong Holding, Ltd. (Energy Equipment & Services)	(1,594,000)	(409,177)
Honghua Group, Ltd. (Energy Equipment & Services) (c)	(1,553,000)	(136,223)
Leyou Technologies Holdings, Ltd. (Food Products) (c)	(1,580,000)	(203,810)
Li Ning Co., Ltd. (Textiles, Apparel & Luxury Goods) (c)	(2,391,333)	(1,184,515)
Luye Pharma Group, Ltd. (Pharmaceuticals) (c)	(118,000)	(123,292)
NVC Lighting Holdings, Ltd. (Household Products) (f)(h)	(777,000)	(101,231)
PW Medtech Group, Ltd. (Health Care Equipment & Supplies) (c)	(1,328,000)	(385,434)
Tong Ren Tang Technologies Co., Ltd. Class H (Pharmaceuticals)	(273,000)	(423,993)
West China Cement, Ltd. (Construction Materials)	(5,496,000)	(992,531)
Wisdom Holdings Group (Media)	(1,455,000)	(762,006)
Xinchen China Power Holdings, Ltd. (Auto Components) (c)	(542,000)	(169,194)
Yashili International Holdings, Ltd. (Food Products)	(425,000)	(123,350)
Zhaojin Mining Industry Co., Ltd. Class H (Metals & Mining)	(1,826,500)	(852,899)
		(13,398,376)
Denmark (0.1%)
ALK-Abello A/S (Pharmaceuticals)	(1,982)	(242,396)
Topdanmark A/S (Insurance) (c)	(3,054)	(84,318)
		(326,714)
Finland (0.6%)
Bittium Oyj (Software)	(25,644)	(134,340)
Outokumpu Oyj (Metals & Mining) (c)	(453,646)	(2,098,490)
Outotec Oyj (Construction & Engineering)	(270,828)	(1,809,904)
		(4,042,734)
France (0.9%)
AB Science S.A. (Pharmaceuticals) (c)	(32,389)	(542,106)
Air France-KLM (Airlines) (c)	(262,912)	(1,881,162)
CGG S.A. (Energy Equipment & Services) (c)	(243,923)	(1,222,911)
Eramet (Metals & Mining) (c)	(4,851)	(319,657)
GameLoft S.E. (Software) (c)	(76,359)	(363,120)
Innate Pharma S.A. (Biotechnology) (c)	(20,500)	(320,601)
Solocal Group (Media) (c)	(2,425,122)	(1,091,991)
		(5,741,548)
Germany (3.0%)
AIXTRON S.E. (Semiconductors & Semiconductor Equipment) (c)	(338,269)	(2,006,494)
Bilfinger S.E. (Commercial Services & Supplies)	(60,415)	(2,488,487)
Drillisch A.G. (Wireless Telecommunication Services)	(19,483)	(823,579)
ElringKlinger A.G. (Auto Components)	(4,139)	(99,777)
Evotec A.G. (Life Sciences Tools & Services) (c)	(150,448)	(568,720)
Gerry Weber International A.G. (Textiles, Apparel & Luxury Goods)	(48,935)	(1,205,453)
Heidelberger Druckmaschinen A.G. (Machinery) (c)	(537,564)	(1,370,272)
LPKF Laser & Electronics A.G. (Electronic Equipment, Instruments & Components)	(32,644)	(288,961)
Manz A.G. (Semiconductors & Semiconductor Equipment) (c)	(4,993)	(372,005)
MorphoSys A.G. (Life Sciences Tools & Services) (c)	(31,836)	(2,572,295)
Puma S.E. (Textiles, Apparel & Luxury Goods)	(5,948)	(1,128,145)
SGL Carbon S.E. (Electrical Equipment) (c)	(118,551)	(2,040,214)
SMA Solar Technology A.G. (Semiconductors & Semiconductor Equipment) (c)	(25,528)	(847,252)
Vossloh A.G. (Machinery) (c)	(11,310)	(719,437)
Wincor Nixdorf A.G. (Technology Hardware, Storage & Peripherals)	(58,094)	(2,469,128)
		(19,000,219)
Hong Kong (1.8%)
AGTech Holdings, Ltd. (IT Services) (c)	(1,536,000)	(206,060)
Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components) (c)(f)(h)	(1,608,000)	(71,872)
Cafe de Coral Holdings, Ltd. (Hotels, Restaurants & Leisure)	(26,000)	(91,224)
China Dynamics Holdings, Ltd. (Trading Companies & Distributors) (c)	(1,460,000)	(82,866)
China Innovationpay Group, Ltd. (Electronic Equipment, Instruments & Components) (c)	(1,800,000)	(157,889)
China LNG Group, Ltd. (Capital Markets)	(1,800,000)	(297,202)
China Smarter Energy Group Holdings, Ltd. Class H (Capital Markets) (c)	(8,410,000)	(1,236,717)
China Water Industry Group, Ltd. Class L (Water Utilities) (c)	(692,000)	(173,172)
Esprit Holdings, Ltd. (Specialty Retail)	(2,185,781)	(2,100,547)
Haier Healthwise Holdings, Ltd. (Leisure Products) (c)	(7,846,000)	(657,856)
KuangChi Science, Ltd. (Paper & Forest Products) (c)	(469,000)	(119,786)
Luk Fook Holdings International, Ltd. (Specialty Retail)	(42,000)	(118,107)
Melco International Development, Ltd. (Hotels, Restaurants & Leisure)	(1,198,000)	(2,049,131)
Pacific Basin Shipping, Ltd. (Marine)	(4,170,000)	(1,441,585)
Sa Sa International Holdings, Ltd. (Specialty Retail)	(2,904,000)	(1,303,603)
TOM Group, Ltd. (Media) (c)	(414,000)	(88,650)
Town Health International Medical Group, Ltd. (Health Care Providers & Services)	(1,776,000)	(405,495)
United Photovoltaics Group, Ltd. (Semiconductors & Semiconductor Equipment) (c)	(3,590,000)	(393,625)
Viva China Holdings, Ltd. (Media) (c)	(1,952,000)	(206,473)
		(11,201,860)
India (0.3%)
Vedanta Resources PLC (Metals & Mining)	(279,151)	(1,740,694)

Italy (1.7%)
Banca Profilo S.p.A. (Capital Markets)	(687,627)	(228,066)
Brunello Cucinelli S.p.A. (Textiles, Apparel & Luxury Goods)	(75,980)	(1,431,918)
Credito Valtellinese SC (Banks) (c)	(899,178)	(1,282,792)
Prada S.p.A. (Textiles, Apparel & Luxury Goods)	(224,300)	(1,032,921)
RCS MediaGroup S.p.A. (Media) (c)	(1,265,042)	(1,461,578)
Saras S.p.A. (Oil, Gas & Consumable Fuels) (c)	(339,773)	(767,208)
Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	(23,093)	(2,333,295)
Yoox S.p.A. (Internet & Catalog Retail) (c)	(70,626)	(2,385,901)
		(10,923,679)
Japan (4.4%)
3-D Matrix, Ltd. (Biotechnology) (c)	(33,700)	(379,596)
Aiful Corp. (Consumer Finance) (c)	(524,300)	(1,806,399)
Aplus Financial Co., Ltd. (Consumer Finance) (c)	(602,000)	(655,747)
Asukanet Co., Ltd. (Commercial Services & Supplies)	(25,300)	(444,003)
Ateam, Inc. (Internet Software & Services)	(11,200)	(219,147)
Atom Corp. (Hotels, Restaurants & Leisure)	(32,200)	(231,494)
Benefit One, Inc. (Professional Services)	(18,500)	(409,751)
Elecom Co., Ltd. (Technology Hardware, Storage & Peripherals)	(5,700)	(129,973)
F@N Communications, Inc. (Internet Software & Services)	(117,600)	(894,798)
Fuji Kyuko Co., Ltd. (Hotels, Restaurants & Leisure)	(37,000)	(369,896)
Fujita Kanko, Inc. (Hotels, Restaurants & Leisure)	(195,000)	(665,551)
Harmonic Drive Systems, Inc. (Machinery)	(67,200)	(1,004,733)
Ichigo Group Holdings Co., Ltd. (Capital Markets)	(696,200)	(1,718,943)
Ikyu Corp. (Internet & Catalog Retail)	(43,900)	(920,967)
Jamco Corp. (Aerospace & Defense)	(23,300)	(705,947)
Japan Communications, Inc. (Wireless Telecommunication Services) (c)	(110,400)	(374,132)
Japan Drilling Co., Ltd. (Energy Equipment & Services)	(21,900)	(569,875)
Japan Tissue Engineering Co., Ltd. (Biotechnology) (c)	(34,000)	(359,931)
JP-Holdings Inc. (Diversified Consumer Services)	(40,700)	(111,327)
Matsuya Co., Ltd. (Multiline Retail)	(72,000)	(1,354,194)
MISUMI Group, Inc. (Trading Companies & Distributors)	(95,800)	(1,184,987)
Next Co., Ltd. (Media)	(31,700)	(237,107)
Nihon M&A Center, Inc. (Professional Services)	(42,900)	(1,768,822)
Nippon Gas Co., Ltd. (Oil, Gas & Consumable Fuels)	(38,800)	(1,286,707)
Nippon Parking Development Co., Ltd. (Commercial Services & Supplies)	(1,175,800)	(1,603,342)
Nippon Yakin Kogyo Co., Ltd. (Metals & Mining) (c)	(262,500)	(461,734)
Orient Corp. (Consumer Finance) (c)	(964,500)	(1,766,583)
Shibuya Kogyo Co., Ltd. (Machinery)	(5,300)	(93,697)
Shin Nippon Biomedical Laboratories, Ltd. (Life Sciences Tools & Services) (c)	(45,200)	(246,177)
Sparx Group Co., Ltd. (Capital Markets)	(383,600)	(1,145,213)
Sumitomo Mitsui Construction Co., Ltd. (Construction & Engineering)	(1,314,100)	(1,654,090)
Tasaki & Co., Ltd. (Textiles, Apparel & Luxury Goods) (c)	(3,000)	(51,099)
tella, Inc. (Life Sciences Tools & Services) (c)	(16,800)	(161,581)
Tokyo Steel Manufacturing Co., Ltd. (Metals & Mining)	(69,700)	(478,033)
Toyo Engineering Corp. (Construction & Engineering)	(107,000)	(273,684)
United Arrows, Ltd. (Specialty Retail)	(26,800)	(1,070,400)
WirelessGate, Inc. (Wireless Telecommunication Services)	(24,800)	(580,104)
Zojirushi Corp. (Household Durables)	(48,000)	(742,066)
		(28,131,830)
Netherlands (0.1%)
Brunel International N.V. (Professional Services)	(25,559)	(501,193)
Royal Imtech N.V. (Construction & Engineering) (c)	(69,310)	(220,215)
		(721,408)
New Zealand (0.1%)
Xero, Ltd. (Software) (c)	(50,173)	(586,210)

Norway (1.2%)
Aker ASA Class A (Diversified Financial Services)	(16,052)	(334,071)
Det Norske Oljeselskap ASA (Oil, Gas & Consumable Fuels) (c)	(81,858)	(502,064)
DNO ASA (Oil, Gas & Consumable Fuels) (c)	(1,010,004)	(939,099)
Hexagon Composites ASA (Machinery)	(84,508)	(250,365)
Norwegian Air Shuttle ASA (Airlines) (c)	(22,758)	(981,816)
Opera Software ASA (Internet Software & Services)	(267,174)	(2,126,023)
Petroleum Geo-Services ASA (Energy Equipment & Services)	(174,025)	(794,233)
Rec Silicon ASA (Semiconductors & Semiconductor Equipment) (c)	(1,491,305)	(267,829)
Schibsted ASA (Media) (c)	(18,146)	(593,133)
Vard Holdings, Ltd. (Machinery) (c)	(2,511,400)	(832,953)
		(7,621,586)
Portugal (0.1%)
Banco BPI S.A. Registered Shares (Banks) (c)	(390,403)	(442,052)
Mota-Engil SGPS S.A. (Construction & Engineering)	(30,051)	(80,231)
		(522,283)
Singapore (0.8%)
Ezion Holdings, Ltd. (Energy Equipment & Services)	(2,985,600)	(1,882,527)
Ezra Holdings, Ltd. (Energy Equipment & Services) (c)	(40)	(4)
First Resources, Ltd. (Food Products)	(138,500)	(191,821)
Neptune Orient Lines, Ltd. (Marine) (c)	(1,028,700)	(697,373)
OSIM International, Ltd. (Specialty Retail)	(285,400)	(331,824)
Rex International Holding, Ltd. (Oil, Gas & Consumable Fuels) (c)	(732,000)	(64,564)
SIA Engineering Co., Ltd. (Transportation Infrastructure)	(147,800)	(388,933)
SIIC Environment Holdings, Ltd. (Water Utilities) (c)	(1,968,800)	(246,845)
Super Group, Ltd. (Food Products)	(647,900)	(474,643)
Tiger Airways Holdings, Ltd. (Airlines) (c)	(693,100)	(151,569)
United Engineers, Ltd. (Construction & Engineering)	(372,800)	(676,657)
		(5,106,760)
South Africa (0.0%)‡
Petra Diamonds, Ltd. (Metals & Mining) (c)	(66,286)	(155,584)

Spain (1.1%)
Fomento de Construcciones y Contratas S.A. (Construction & Engineering) (c)	(224,561)	(2,315,555)
Indra Sistemas S.A. (IT Services)	(222,200)	(2,495,220)
Liberbank S.A. (Banks) (c)	(1,363,850)	(949,636)
NH Hotel Group S.A. (Hotels, Restaurants & Leisure) (c)	(64,493)	(390,979)
Promotora de Informaciones S.A. Class A (Media) (c)	(90,988)	(831,698)
		(6,983,088)
Sweden (0.2%)
Arcam AB (Machinery) (c)	(43,352)	(645,751)
Cloetta AB Class B (Food Products) (c)	(113,071)	(339,472)
Qliro Group AB (Internet & Catalog Retail) (c)	(73,906)	(121,652)
		(1,106,875)
Switzerland (0.7%)
Burckhardt Compression Holding A.G. (Machinery)	(624)	(236,026)
Conzzeta A.G. Registered (Machinery)	(260)	(168,571)
Daetwyler Holding A.G. (Industrial Conglomerates)	(4,435)	(548,925)
Evolva Holding S.A. (Chemicals) (c)	(632,849)	(1,126,462)
Meyer Burger Technology A.G. (Machinery) (c)	(259,284)	(2,232,477)
Plazza A.G. (Real Estate Management & Development) (c)	(260)	(55,482)
Santhera Pharmaceutical Holding A.G. Registered (Biotechnology) (c)	(3,837)	(374,845)
		(4,742,788)
United Arab Emirates (0.0%)‡
Al Noor Hospitals Group PLC (Health Care Providers & Services)	(18,442)	(269,856)

United Kingdom (4.0%)
AVEVA Group PLC (Software)	(59,297)	(2,041,857)
Balfour Beatty PLC (Construction & Engineering)	(219,392)	(807,540)
De La Rue PLC (Commercial Services & Supplies)	(97,609)	(770,540)
Devro PLC (Food Products)	(81,679)	(386,808)
Dialight PLC (Electrical Equipment)	(29,525)	(251,287)
Drax Group PLC (Independent Power & Renewable Electricity Producers)	(416,882)	(1,942,005)
Elementis PLC (Chemicals)	(67,385)	(270,446)
Gulf Keystone Petroleum, Ltd. (Oil, Gas & Consumable Fuels) (c)	(173,161)	(78,421)
Hunting PLC (Energy Equipment & Services)	(58,218)	(466,855)
Imagination Technologies Group PLC (Semiconductors & Semiconductor Equipment) (c)	(511,583)	(1,871,456)
International Personal Finance PLC (Consumer Finance)	(71,511)	(445,584)
Kaz Minerals PLC (Metals & Mining) (c)	(679,652)	(1,718,373)
Lonmin PLC (Metals & Mining) (c)	(910,850)	(741,797)
N Brown Group PLC (Internet & Catalog Retail)	(65,480)	(325,586)
Ocado Group PLC (Internet & Catalog Retail) (c)	(325,540)	(2,018,268)
Oxford Instruments PLC (Electronic Equipment, Instruments & Components)	(63,895)	(914,000)
Poundland Group PLC (Multiline Retail)	(128,725)	(677,851)
Premier Foods PLC (Food Products) (c)	(1,092,440)	(673,874)
Rotork PLC (Machinery)	(224,020)	(748,310)
Serco Group PLC (Commercial Services & Supplies)	(1,230,156)	(2,476,264)
SuperGroup PLC (Specialty Retail) (c)	(39,403)	(890,393)
Telecity Group PLC (Internet Software & Services)	(11,162)	(190,871)
Telecom Plus PLC (Multi-Utilities)	(132,892)	(2,519,425)
Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (c)	(1,061,099)	(1,986,822)
Xaar PLC (Technology Hardware, Storage & Peripherals)	(26,420)	(213,721)
		(25,428,354)
Total Common Stocks Sold Short (Proceeds $193,428,810)		(166,957,790)

	Number of Rights
Rights Sold Short (0.0%)‡
Austria (0.0%)‡
Intercell A.G. (Biotechnology) (c)(f)(h)	(19,159)	(2)
Total Rights Sold Short (Proceeds $0)		(2)
Total Investments Sold Short (Proceeds $193,428,810)	(26.2)%	(166,957,792)
Total Investments, Net of Investments Sold Short (Cost $593,985,670)	99.6	635,334,335
Other Assets, Less Liabilities	0.4	2,254,424
Net Assets	100.0%	$637,588,759

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(b)	All or a portion of this security was held on loan. As of July 31, 2015, the market value of securities loaned was $3,781,461 and the Fund received non-cash collateral in the amount of $4,004,120.
(c)	Non-income producing security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	Illiquid security - As of July 31, 2015, the total market value of these securities was $(1,804,049), which represented (0.3)% of the Fund's net assets.
(g)	Less than one dollar.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of these securities was $(860,509), which represented (0.1)% of the Fund's net assets.
(i)	As of July 31, 2015, cost was $790,070,670 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$57,081,196
Gross unrealized depreciation	(44,859,739)
Net unrealized appreciation	$12,221,457

As of July 31, 2015, the Fund held the following futures contracts 1:

Type	Number of Contracts Long (Short)	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)[2]
CHF Currency	13	September 2015	$1,681,225	$(67,302)
Euro FX Currency	(31)	September 2015	(4,251,263)	111,922
Euro/CHF	(27)	September 2015	(3,703,663)	(48,642)
Japanese Yen Currency	(183)	September 2015	(18,454,406)	(155,021)
			$(24,728,107)	$(159,043)

1. As of July 31, 2015, cash in the amount of $753,007 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

The following abbreviations are used in the preceding pages:

CVA	—Company Voluntary Agreement
ETF	—Exchange-Traded Fund
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$766,602,914		$—	$—	$766,602,914
Exchange-Traded Fund	27,275,554		—	—	27,275,554
Preferred Stocks	1,899,774		—	—	1,899,774
Rights	0	(b)	—	—	0	(b)
Short-Term Investment
Repurchase Agreement	—		6,513,885	—	6,513,885
Total Investments in Securities	795,778,242		6,513,885	—	802,292,127
Other Financial Instruments
Futures Contracts Short (c)	111,922		—	—	111,922
Total Investments in Securities and Other Financial Instruments	$795,890,164		$6,513,885	$—	$802,404,049

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short (d)	$(166,097,283)	$—	$(860,507)	$(166,957,790)
Rights Sold Short (e)	—	—	(2)	(2)
Total Investments in Securities Sold Short	(166,097,283)	—	(860,509)	(166,957,792)
Other Financial Instruments
Futures Contracts Long (c)	(67,302)	—	—	(67,302)
Futures Contracts Short (c)	(203,663)	—	—	(203,663)
Total Other Financial Instruments	(270,965)	—	—	(270,965)
Total Investments in Securities Sold Short and Other Financial Instruments	$(166,368,248)	$—	$(860,509)	$(167,228,757)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Less than one dollar.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(d)	The Level 3 securities valued at $(3,248), $(785,387) and $(71,872) are held in Australia, China and Hong Kong, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(e)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, a foreign equity security with a market value of $(318,261) was transferred from Level 1 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2014, the value obtained for the security utilized significant observable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Common Stocks
Australia	$9	-	$(8	)(a)	$(1)	$-	$-	$-	$-	$-	$-
Hong Kong	1,044	-	(11,502)		13,211		(2,753)	-		-	-
Preferred Stocks
United Kingdom	1,267	-	-		4	-	(1,271)	-	-	-	-
Common Stocks Sold Short
Australia	(3,910)	-	-		662	-	-	-	-	(3,248)	662
China	(788,015)	-	(379,388)		(234,359)	1,011,378	(395,003)	-	-	(785,387)	(220,763)
Hong Kong	-	-	272,279		(151,767)	125,877	-	(318,261)	-	(71,872)	(151,767)
Spain	(613,028)	-	376,124		(168,585)	405,489	-	-	-	-	-
Rights Sold Short
Austria	(2)	-	-		-	-	-	-	-	(2)	-
Total	$(1,402,635)	$-	$257,505		$(540,835)	$1,542,744	$(399,027)	$(318,261)	$-	$(860,509)	$(371,868)

(a) BGP Holdings PLC was removed from the books and records on July 23, 2015.

MainStay Moderate Allocation Fund

Portfolio of Investments July 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.2% †
Equity Funds 60.2%
MainStay Cushing MLP Premier Fund Class I	213,661	$4,155,711
MainStay Cushing Renaissance Advantage Fund Class I (a)	589,358	12,411,871
MainStay Emerging Markets Opportunities Fund Class I (a)	2,856,947	26,026,785
MainStay Epoch Global Choice Fund Class I (a)	1,045,481	21,003,713
MainStay Epoch U.S. All Cap Fund Class I	860,060	25,466,375
MainStay ICAP Equity Fund Class I	692,334	36,458,305
MainStay ICAP International Fund Class I	1,063,366	37,483,661
MainStay International Equity Fund Class I (a)	870,569	12,153,139
MainStay International Opportunities Fund Class I (a)	3,519,831	31,572,880
MainStay Large Cap Growth Fund Class I	2,767,110	31,572,720
MainStay MAP Fund Class I	1,310,000	59,801,509
MainStay Marketfield Fund Class I (b)	511,634	7,863,818
MainStay S&P 500 Index Fund Class I	404,316	19,876,168
MainStay U.S. Equity Opportunities Fund Class I (a)	6,683,429	59,683,019
MainStay U.S. Small Cap Fund Class I (a)	1,247,281	34,749,251

Total Equity Funds (Cost $337,492,788)		420,278,925

Fixed Income Funds 38.0%
MainStay Floating Rate Fund Class I	2,327,470	21,761,846
MainStay High Yield Corporate Bond Fund Class I	1,983,407	11,345,089
MainStay Indexed Bond Fund Class I (a)	2,994,617	32,970,736
MainStay Short Duration High Yield Fund Class I (a)	2,097,064	20,802,878
MainStay Total Return Bond Fund Class I (a)	14,252,066	150,216,775
MainStay Unconstrained Bond Fund Class I	3,081,029	27,606,021

Total Fixed Income Funds (Cost $266,072,866)		264,703,345

Total Affiliated Investment Companies (Cost $603,565,654)		684,982,270

	Principal Amount
Short-Term Investment 1.8%
Repurchase Agreement 1.8%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $12,671,995 (Collateralized by a Federal National Mortgage Association security with a rate of 2.11% and a maturity date of 11/7/22, with a Principal Amount of $13,250,000 and a Market Value of $12,926,342)	$12,671,995	12,671,995

Total Short-Term Investment (Cost $12,671,995)		12,671,995

Total Investments (Cost $616,237,649) (c)	100.0%	697,654,265

Other Assets, Less Liabilities	0.0 ‡	31,557

Net Assets	100.0%	$697,685,822

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2015, cost was $621,427,639 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$88,521,361
Gross unrealized depreciation	(12,294,735)
Net unrealized appreciation	$76,226,626

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$420,278,925	$—	$—	$420,278,925
Fixed Income Funds	264,703,345	—	—	264,703,345
Short-Term Investment
Repurchase Agreement	—	12,671,995	—	12,671,995
Total Investments in Securities	$684,982,270	$12,671,995	$—	$697,654,265

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund

Portfolio of Investments July 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.1% †
Equity Funds 80.2%
MainStay Cushing MLP Premier Fund Class I	209,838	$4,081,351
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,071,022	22,555,729
MainStay Emerging Markets Opportunities Fund Class I (a)	3,491,968	31,811,825
MainStay Epoch Global Choice Fund Class I (a)	1,024,401	20,580,217
MainStay Epoch U.S. All Cap Fund Class I	859,989	25,464,268
MainStay ICAP Equity Fund Class I	845,617	44,530,196
MainStay ICAP International Fund Class I	1,404,477	49,507,814
MainStay International Equity Fund Class I (a)	1,150,744	16,064,392
MainStay International Opportunities Fund Class I (a)	4,639,065	41,612,413
MainStay Large Cap Growth Fund Class I	3,998,635	45,624,427
MainStay MAP Fund Class I (a)	1,630,399	74,427,697
MainStay Marketfield Fund Class I (b)	470,357	7,229,390
MainStay S&P 500 Index Fund Class I	414,110	20,357,644
MainStay U.S. Equity Opportunities Fund Class I (a)	8,525,273	76,130,685
MainStay U.S. Small Cap Fund Class I (a)	2,376,909	66,220,646

Total Equity Funds (Cost $429,060,679)		546,198,694

Fixed Income Funds 17.9%
MainStay Floating Rate Fund Class I	2,382,914	22,280,248
MainStay High Yield Corporate Bond Fund Class I	2,169,875	12,411,683
MainStay Short Duration High Yield Fund Class I (a)	2,087,837	20,711,344
MainStay Total Return Bond Fund Class I	3,744,835	39,470,557
MainStay Unconstrained Bond Fund Class I	3,047,541	27,305,965

Total Fixed Income Funds (Cost $122,172,549)		122,179,797

Total Affiliated Investment Companies (Cost $551,233,228)		668,378,491

	Principal Amount
Short-Term Investment 1.9%
Repurchase Agreement 1.9%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $12,864,685 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $13,750,000 and a Market Value of $13,124,788)	$12,864,685	12,864,685

Total Short-Term Investment (Cost $12,864,685)		12,864,685

Total Investments (Cost $564,097,913) (c)	100.0%	681,243,176

Other Assets, Less Liabilities	(0.0)‡	(138,183)

Net Assets	100.0%	$681,104,993

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2015, cost was $570,376,803 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$123,995,637
Gross unrealized depreciation	(13,129,264)
Net unrealized appreciation	$110,866,373

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$546,198,694	$—	$—	$546,198,694
Fixed Income Funds	122,179,797	—	—	122,179,797
Short-Term Investment
Repurchase Agreement	—	12,864,685	—	12,864,685
Total Investments in Securities	$668,378,491	$12,864,685	$—	$681,243,176

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 94.7% †
	Airport 3.2%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
	Series C 6.00%, due 10/1/23 (a)	$500,000	$557,785
	Series C, Insured: AGM 6.00%, due 10/1/34 (a)	1,000,000	1,166,920
	Niagara Frontier Transportation Authority, Revenue Bonds
	Series A 5.00%, due 4/1/24 (a)	590,000	672,317
	Series A 5.00%, due 4/1/27 (a)	700,000	786,513
	Series A 5.00%, due 4/1/29 (a)	325,000	359,112
			3,542,647
	Development 20.1%
	Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds 6.00%, due 7/15/30	790,000	906,249
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	943,877
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,000,000	1,062,860
¤	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,097,620
	5.00%, due 8/1/42	1,000,000	1,069,980
	Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,095,550
	Dutchess County Local Development Corp., Revenue Bonds
	Series A 5.00%, due 7/1/34	500,000	546,390
	Series A 5.00%, due 7/1/44	1,250,000	1,346,337
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	525,307
	Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.50%, due 6/1/39	115,000	127,543
	New York City Industrial Development Agency, Liberty Interactive Corp., Revenue Bonds 5.00%, due 9/1/35	1,700,000	1,706,817
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,611,270
	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,187,666
	Class 3 6.375%, due 7/15/49	545,000	615,708
	New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds 5.25%, due 10/1/35	1,500,000	1,755,480
¤	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,151,540
	Class 3 5.00%, due 3/15/44	500,000	539,675
	Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,581,165
	Class 3 7.25%, due 11/15/44 (b)	500,000	593,780
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	600,000	687,558
	6.00%, due 12/1/42	520,000	606,653
	Insured: AGM 6.00%, due 12/1/42	380,000	448,168
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	1,000,000	1,126,570
			22,333,763
	Education 1.1%
	Build NYC Resource Corp., Revenue Bonds 5.00%, due 7/1/45	1,120,000	1,229,077

	Facilities 4.0%
¤	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,148,360
	Puerto Rico Public Buildings Authority, Revenue Bonds Series H, Insured: AMBAC 5.50%, due 7/1/16	500,000	500,525
	Territory of Guam, Unlimited General Obligation
	Series A 6.75%, due 11/15/29	1,000,000	1,184,170
	Series A 7.00%, due 11/15/39	500,000	587,845
			4,420,900
	General 19.7%
	Build NYC Resource Corp., Bronx Charter School For Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	750,000	812,123
¤	Guam Government, Revenue Bonds
	Series A 5.375%, due 12/1/24	1,000,000	1,107,250
	Series A 6.50%, due 11/1/40	2,000,000	2,361,260
¤	Hudson Yards Infrastructure Corp., Revenue Bonds
	Series A 5.25%, due 2/15/47	1,400,000	1,533,546
	Series A 5.75%, due 2/15/47	525,000	598,379
¤	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	830,000	851,904
	Insured: AMBAC 5.00%, due 1/1/39	510,000	522,745
	Insured: GTY 6.375%, due 1/1/39	500,000	571,885
	New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,114,070
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	Insured: GTY (zero coupon), due 3/1/40	380,000	128,531
	Insured: GTY (zero coupon), due 3/1/44	500,000	139,450
	Insured: GTY (zero coupon), due 3/1/46	3,250,000	826,573
	Insured: GTY (zero coupon), due 3/1/47	1,115,000	271,179
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds 5.00%, due 5/1/28	500,000	552,276
	New York City Transitional Finance Authority, Revenue Bonds 6.00%, due 7/15/38	500,000	566,365
	New York City Trust for Cultural Resources, American Museum National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,124,200
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 7/1/18	1,000,000	976,410
¤	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/17	1,000,000	989,030
	Series C, Insured: AMBAC 5.50%, due 7/1/18	980,000	966,476
	Series C, Insured: AMBAC 5.50%, due 7/1/24	400,000	379,572
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	85,000	83,872
	Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,166,580
	Territory of Guam, Section 30, Revenue Bonds Series A 5.75%, due 12/1/34	500,000	555,460
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,111,040
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds 5.00%, due 10/1/39	425,000	449,161
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	750,000	845,557
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,200,000	1,333,248
			21,938,142
	General Obligation 6.4%
	City of New York, Unlimited General Obligation Series H-5 0.18%, due 3/1/34 (c)	790,000	790,000
	Commonwealth of Puerto Rico, Public Improvement Project, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/35	250,000	237,030
	Insured: AGM 5.25%, due 7/1/20	200,000	204,198
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	820,000	823,280
	Series A, Insured: AGC 5.50%, due 7/1/29	160,000	160,626
	Nassau County, General Obligation Series A 4.00%, due 4/1/27	1,000,000	1,051,600
	Newburgh, Limited General Obligation Series A 5.50%, due 6/15/31	500,000	529,400
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 4.75%, due 8/1/22	1,420,000	1,364,464
	Suffolk County Industrial Development Agency, Westhampton Free Association Library, Revenue Bonds Insured: AMBAC 5.00%, due 6/15/17	315,000	332,120
	Town of Oyster Bay, NY, Public Improvement Project, General Obligation
	Series B 4.00%, due 12/1/20	100,000	109,104
	Series A, Insured: BAM 5.00%, due 1/15/28	500,000	574,515
	Village of Harrison, NY, Public Improvement, General Obligation
	5.00%, due 12/15/24	395,000	475,461
	5.00%, due 12/15/25	365,000	436,854
			7,088,652
	Higher Education 11.8%
	Cattaraugus County, NY, St. Bonaventure University, Revenue Bonds
	5.00%, due 5/1/39	365,000	384,805
	5.00%, due 5/1/44	1,200,000	1,257,072
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds Series A-1 5.00%, due 8/1/46	1,000,000	981,000
	Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/39	1,000,000	1,092,070
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,138,460
	Monroe County Industrial Development Corp., John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	370,709
	New York City Industrial Development Agency, Polytechnic University Project, Revenue Bonds Insured: ACA 5.25%, due 11/1/37	440,000	475,899
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds Series B 5.25%, due 12/1/36	500,000	514,405
	New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,665,120
	New York State Dormitory Authority, New York University, Revenue Bonds Series A 5.25%, due 7/1/48	755,000	847,586
¤	New York State Dormitory Authority, The New School, Revenue Bonds
	Series A 5.00%, due 7/1/35	210,000	237,323
	6.00%, due 7/1/50	1,500,000	1,815,600
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds Series A 5.50%, due 1/1/39	350,000	375,991
	New York State Dormitory Authority, Yeshiva University, Revenue Bonds
	Insured: AMBAC 5.25%, due 7/1/16	125,000	125,151
	Insured: AMBAC 5.25%, due 7/1/18	200,000	200,150
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,042,680
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 5.375%, due 9/1/41	500,000	555,435
			13,079,456
	Medical 9.1%
	Albany Industrial Development Agency, St. Peter's Hospital, Revenue Bonds Series A 5.25%, due 11/15/32	1,400,000	1,544,970
	Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds Series A 5.00%, due 12/1/32	540,000	586,327
	Nassau County Local Economic Assistance Corp., Revenue Bonds 5.00%, due 7/1/34	250,000	275,782
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	650,436
	Series B 5.00%, due 7/1/32	390,000	422,783
¤	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds 5.00%, due 7/1/41	2,000,000	2,177,020
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	965,000	1,009,786
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,630,860
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds
	4.50%, due 7/1/32	965,000	966,100
	5.00%, due 7/1/42	500,000	512,905
	Suffolk County Economic Development Corp., Revenue Bonds 5.00%, due 7/1/33	250,000	273,790
	Westchester County Healthcare Corp., Revenue Bonds Series A 4.50%, due 11/1/26	125,000	132,304
			10,183,063
	Multi Family Housing 0.3%
	Southampton Housing Authority, Revenue Bonds
	3.125%, due 5/15/35	315,000	305,462
	3.25%, due 5/15/37	50,000	48,808
			354,270

	Nursing Homes 2.2%
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 5.00%, due 12/1/45	1,625,000	1,702,041
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds Series A 5.00%, due 7/1/44	750,000	790,508
			2,492,549
	Power 0.1%
	Puerto Rico Electric Power Authority, Revenue Bonds Series T, Insured: NATL-RE 5.00%, due 7/1/23	115,000	107,776

	School District 0.6%
	Genesee Valley Central School District at Angelica Belmont, General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	702,825

	Single Family Housing 1.2%
	New York State Mortgage Agency, Revenue Bonds
	Series 139 0.02%, due 10/1/37 (a)(c)	200,000	200,000
	Series 135 0.03%, due 4/1/37 (a)(c)	1,125,000	1,125,000
			1,325,000
	Tobacco Settlement 5.2%
	Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	778,373
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds Series A-3 5.125%, due 6/1/46	2,015,000	1,687,381
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	1,000,000	223,350
	Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	552,530
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
	Series B 5.25%, due 6/1/37	850,000	922,454
	Series B 5.375%, due 6/1/28	825,000	803,682
	TSASC, Inc., Revenue Bonds Series 1 5.125%, due 6/1/42	980,000	849,082
			5,816,852
	Transportation 3.9%
	Metropolitan Transportation Authority, Revenue Bonds
	Series C-1 5.00%, due 11/15/35	750,000	852,712
	Series E 5.00%, due 11/15/42	890,000	982,418
	Port Authority of New York and New Jersey, Revenue Bonds Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,645,425
	Puerto Rico Highways & Transportation Authority, Revenue Bonds Series N, Insured: NATL-RE 5.25%, due 7/1/32	945,000	883,225
			4,363,780
	Utilities 3.2%
	Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,210,000	1,351,727
¤	Long Island Power Authority, Revenue Bonds Series A 5.00%, due 9/1/44	2,000,000	2,190,880
			3,542,607
	Water 2.6%
	Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	831,833
	New York City Water And Sewer System, Revenue Bonds Series DD 5.00%, due 6/15/34	1,000,000	1,130,660
	Saratoga County Water Authority, Revenue Bonds 5.00%, due 9/1/38	810,000	894,410
			2,856,903
	Total Municipal Bonds (Cost $101,757,997)		105,378,262

		Shares
	Unaffiliated Investment Company 1.0%
	New York 1.0%
	Nuveen New York AMT-Free Municipal Income Fund	84,540	1,076,194

	Total Unaffiliated Investment Company (Cost $1,146,025)		1,076,194

	Total Investments (Cost $102,904,022) (d)	95.7%	106,454,456

	Other Assets, Less Liabilities	4.3	4,832,387

	Net Assets	100.0%	$111,286,843

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2015.
(d)	As of July 31, 2015, cost was $102,905,708 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$4,106,602
Gross unrealized depreciation	(557,854)
Net unrealized appreciation	$3,548,748

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(125)	September 2015	$(15,929,688)	$(27,619)
United States Long Bond	(20)	September 2015	(3,118,750)	(26,667)
			$(19,048,438)	$(54,286)

1. As of July 31, 2015, cash in the amount of $236,750 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

The following abbreviations are used in the preceding pages:

ACA	—ACA Financial Guaranty Corp.
AGC/GTY	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$105,378,262	$—	$105,378,262
Unaffiliated Investment Company	1,076,194	—	—	1,076,194
Total Investments in Securities	$1,076,194	$105,378,262	$—	$106,454,456

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(54,286)	$—	$—	$(54,286)
Total Other Financial Instruments	$(54,286)	$—	$—	$(54,286)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments July 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.6% †
Equity Funds 28.4%
MainStay Common Stock Fund Class I	133,305	$2,724,756
MainStay Epoch International Small Cap Fund Class I	40,292	914,628
MainStay Epoch U.S. All Cap Fund Class I	105,655	3,128,447
MainStay ICAP Equity Fund Class I	31,206	1,643,315
MainStay ICAP International Fund Class I	62,049	2,187,241
MainStay International Equity Fund Class I	70,348	982,056
MainStay Large Cap Growth Fund Class I	223,499	2,550,123
MainStay MAP Fund Class I	57,723	2,635,042
MainStay S&P 500 Index Fund Class I	55,675	2,736,998

Total Equity Funds (Cost $13,966,606)		19,502,606

Fixed Income Funds 56.2%
MainStay High Yield Corporate Bond Fund Class I	197,485	1,129,612
MainStay Indexed Bond Fund Class I (a)	1,562,271	17,200,598
MainStay Short Duration High Yield Fund Class I	320,320	3,177,579
MainStay Total Return Bond Fund Class I	1,631,034	17,191,094

Total Fixed Income Funds (Cost $39,057,654)		38,698,883

Total Affiliated Investment Companies (Cost $53,024,260)		58,201,489

Unaffiliated Investment Companies 13.2%
Equity Funds 6.5%
Guggenheim China Small Cap ETF	1,372	36,907
iShares MSCI All Country Asia ex-Japan ETF	13,279	787,046
iShares MSCI Frontier 100 ETF	3,869	106,088
iShares MSCI India ETF	682	21,176
iShares MSCI Philippines ETF	2,674	103,751
iShares MSCI Poland Capped ETF	1,596	35,750
iShares Russell 2000 Index ETF	21,730	2,671,921
Market Vectors Africa Index ETF	4,527	101,450
Market Vectors India Small-Cap Index ETF	280	13,286
SPDR S&P Emerging Markets Small Cap ETF	14,760	616,083

Total Equity Funds (Cost $4,444,316)		4,493,458

Fixed Income Funds 6.7%
iShares TIPS Bond ETF	13,253	1,492,950
Vanguard Short-Term Inflation-Protected Securities ETF	64,566	3,137,908

Total Fixed Income Funds (Cost $4,705,524)		4,630,858

Total Unaffiliated Investment Companies (Cost $9,149,840)		9,124,316

	Principal Amount
Short-Term Investment 1.6%
Repurchase Agreement 1.6%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $1,096,303 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $1,145,000 and a Market Value of $1,119,035)	$1,096,303	1,096,303
Total Short-Term Investment (Cost $1,096,303)		1,096,303

Total Investments (Cost $63,270,403) (b)	99.4%	68,422,108
Other Assets, Less Liabilities	0.6	398,602
Net Assets	100.0%	$68,820,710

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2015, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2015, cost was $63,794,539 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$5,740,673
Gross unrealized depreciation	(1,113,104)
Net unrealized appreciation	$4,627,569

The following abbreviations are used above:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$19,502,606	$—	$—	$19,502,606
Fixed Income Funds	38,698,883	—	—	38,698,883
Total Affiliated Investment Companies	58,201,489	—	—	58,201,489
Unaffiliated Investment Companies
Equity Funds	4,493,458	—	—	4,493,458
Fixed Income Funds	4,630,858	—	—	4,630,858
Total Unaffiliated Investment Companies	9,124,316	—	—	9,124,316
Short-Term Investment
Repurchase Agreement	—	1,096,303	—	1,096,303
Total Investments in Securities	$67,325,805	$1,096,303	$—	$68,422,108

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments July 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.2% †
Equity Funds 46.2%
MainStay Common Stock Fund Class I (a)	561,518	$11,477,434
MainStay Epoch International Small Cap Fund Class I (a)	171,691	3,897,395
MainStay Epoch U.S. All Cap Fund Class I	381,381	11,292,699
MainStay ICAP Equity Fund Class I	161,640	8,511,974
MainStay ICAP International Fund Class I	293,632	10,350,533
MainStay International Equity Fund Class I	334,077	4,663,719
MainStay Large Cap Growth Fund Class I	812,117	9,266,255
MainStay MAP Fund Class I	254,599	11,622,447
MainStay S&P 500 Index Fund Class I	201,147	9,888,377

Total Equity Funds (Cost $61,563,170)		80,970,833

Fixed Income Funds 38.0%
MainStay Indexed Bond Fund Class I (a)	1,770,328	19,491,316
MainStay Short Duration High Yield Fund Class I	721,161	7,153,921
MainStay Total Return Bond Fund Class I	3,783,404	39,877,078

Total Fixed Income Funds (Cost $67,324,675)		66,522,315

Total Affiliated Investment Companies (Cost $128,887,845)		147,493,148

Unaffiliated Investment Companies 13.7%
Equity Funds 8.6%
Guggenheim China Small Cap ETF	18,969	510,266
iShares MSCI All Country Asia ex-Japan ETF	41,931	2,485,250
iShares MSCI Frontier 100 ETF	12,989	356,158
iShares MSCI India ETF	3,994	124,014
iShares MSCI Philippines ETF	9,326	361,849
iShares MSCI Poland Capped ETF	5,375	120,400
iShares Russell 2000 Index ETF	73,785	9,072,604
Market Vectors Africa Index ETF	15,761	353,204
Market Vectors India Small-Cap Index ETF	1,643	77,960
SPDR S&P Emerging Markets Small Cap ETF	38,496	1,606,823

Total Equity Funds (Cost $14,179,171)		15,068,528

Fixed Income Funds 5.1%
iShares TIPS Bond ETF	26,913	3,031,750
Vanguard Short-Term Inflation-Protected Securities ETF	122,387	5,948,008

Total Fixed Income Funds (Cost $9,039,573)		8,979,758

Total Unaffiliated Investment Companies (Cost $23,218,744)		24,048,286

	Principal Amount
Short-Term Investment 1.9%
Repurchase Agreement 1.9%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $3,346,423 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $3,495,000 and a Market Value of $3,415,744)	$3,346,423	3,346,423

Total Short-Term Investment (Cost $3,346,423)		3,346,423

Total Investments (Cost $155,453,012) (b)	99.8%	174,887,857
Other Assets, Less Liabilities	0.2	299,201

Net Assets	100.0%	$175,187,058

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2015, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2015, cost was $156,513,548 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$20,700,220
Gross unrealized depreciation	(2,325,911)
Net unrealized appreciation	$18,374,309

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$80,970,833	$—	$—	$80,970,833
Fixed Income Funds	66,522,315	—	—	66,522,315
Total Affiliated Investment Companies	147,493,148	—	—	147,493,148
Unaffiliated Investment Companies
Equity Funds	15,068,528	—	—	15,068,528
Fixed Income Funds	8,979,758	—	—	8,979,758
Total Unaffiliated Investment Companies	24,048,286	—	—	24,048,286
Short-Term Investment
Repurchase Agreement	—	3,346,423	—	3,346,423
Total Investments in Securities	$171,541,434	$3,346,423	$—	$174,887,857

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments July 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 85.6% †
Equity Funds 62.2%
MainStay Common Stock Fund Class I (a)	1,055,994	$21,584,525
MainStay Epoch International Small Cap Fund Class I (a)	301,767	6,850,112
MainStay Epoch U.S. All Cap Fund Class I	705,231	20,881,893
MainStay ICAP Equity Fund Class I	279,150	14,700,063
MainStay ICAP International Fund Class I	557,724	19,659,771
MainStay International Equity Fund Class I	635,459	8,871,012
MainStay Large Cap Growth Fund Class I	1,426,880	16,280,702
MainStay MAP Fund Class I	475,774	21,719,100
MainStay S&P 500 Index Fund Class I	394,051	19,371,567

Total Equity Funds (Cost $118,145,637)		149,918,745

Fixed Income Funds 23.4%
MainStay Short Duration High Yield Fund Class I	974,453	9,666,575
MainStay Total Return Bond Fund Class I	4,445,752	46,858,222

Total Fixed Income Funds (Cost $57,483,117)		56,524,797

Total Affiliated Investment Companies (Cost $175,628,754)		206,443,542

Unaffiliated Investment Companies 12.2%
Equity Funds 10.7%
iShares MSCI All Country Asia ex-Japan ETF	69,935	4,145,047
iShares MSCI Frontier 100 ETF	21,746	596,275
iShares MSCI India ETF	16,994	527,664
iShares MSCI Philippines ETF	13,390	519,532
iShares MSCI Poland Capped ETF	9,059	202,922
iShares Russell 2000 Index ETF	127,062	15,623,544
Market Vectors Africa Index ETF	27,240	610,448
Market Vectors India Small-Cap Index ETF	7,173	340,359
SPDR S&P Emerging Markets Small Cap ETF	81,347	3,395,424

Total Equity Funds (Cost $23,503,027)		25,961,215

Fixed Income Funds 1.5%
iShares TIPS Bond ETF	12,714	1,432,232
Vanguard Short-Term Inflation-Protected Securities ETF	44,217	2,148,946

Total Fixed Income Funds (Cost $3,578,212)		3,581,178

Total Unaffiliated Investment Companies (Cost $27,081,239)		29,542,393

	Principal Amount
Short-Term Investment 2.0%
Repurchase Agreement 2.0%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $4,867,473 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $5,085,000 and a Market Value of $4,969,687)	$4,867,473	4,867,473

Total Short-Term Investment (Cost $4,867,473)		4,867,473

Total Investments (Cost $207,577,466) (b)	99.8%	240,853,408
Other Assets, Less Liabilities	0.2	450,799

Net Assets	100.0%	$241,304,207

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2015, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2015, cost was $209,273,525 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$35,033,846
Gross unrealized depreciation	(3,453,963)
Net unrealized appreciation	$31,579,883

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$149,918,745	$—	$—	$149,918,745
Fixed Income Funds	56,524,797	—	—	56,524,797
Total Affiliated Investment Companies	206,443,542	—	—	206,443,542
Unaffiliated Investment Companies
Equity Funds	25,961,215	—	—	25,961,215
Fixed Income Funds	3,581,178	—	—	3,581,178
Total Unaffiliated Investment Companies	29,542,393	—	—	29,542,393
Short-Term Investment
Repurchase Agreement	—	4,867,473	—	4,867,473
Total Investments in Securities	$235,985,935	$4,867,473	$—	$240,853,408

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments July 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 82.5% †
Equity Funds 71.0%
MainStay Common Stock Fund Class I (a)	872,179	$17,827,340
MainStay Epoch International Small Cap Fund Class I (a)	277,770	6,305,371
MainStay Epoch U.S. All Cap Fund Class I	676,676	20,036,383
MainStay ICAP Equity Fund Class I	205,407	10,816,750
MainStay ICAP International Fund Class I	511,054	18,014,659
MainStay International Equity Fund Class I	585,274	8,170,419
MainStay Large Cap Growth Fund Class I	1,400,119	15,975,354
MainStay MAP Fund Class I	377,224	17,220,265
MainStay S&P 500 Index Fund Class I	332,171	16,329,547

Total Equity Funds (Cost $107,874,283)		130,696,088

Fixed Income Funds 11.5%
MainStay Short Duration High Yield Fund Class I	498,119	4,941,342
MainStay Total Return Bond Fund Class I	1,535,574	16,184,945

Total Fixed Income Funds (Cost $21,390,930)		21,126,287

Total Affiliated Investment Companies (Cost $129,265,213)		151,822,375

Unaffiliated Investment Companies 15.5%
Equity Funds 14.0%
Guggenheim China Small Cap ETF	11,666	313,815
iShares MSCI All Country Asia ex-Japan ETF	60,851	3,606,639
iShares MSCI Frontier 100 ETF	19,034	521,912
iShares MSCI India ETF	10,782	334,781
iShares MSCI Philippines ETF	12,180	472,584
iShares MSCI Poland Capped ETF	7,588	169,971
iShares Russell 2000 Index ETF	136,502	16,784,286
Market Vectors Africa Index ETF	23,802	533,403
Market Vectors India Small-Cap Index ETF	4,526	214,759
SPDR S&P Emerging Markets Small Cap ETF	67,085	2,800,128

Total Equity Funds (Cost $22,295,072)		25,752,278

Fixed Income Funds 1.5%
iShares TIPS Bond ETF	9,581	1,079,300
Vanguard Short-Term Inflation-Protected Securities ETF	36,240	1,761,264

Total Fixed Income Funds (Cost $2,837,343)		2,840,564

Total Unaffiliated Investment Companies (Cost $25,132,415)		28,592,842

	Principal Amount
Short-Term Investment 2.1%
Repurchase Agreement 2.1%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $3,836,593 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $4,005,000 and a Market Value of $3,914,179)	$3,836,593	3,836,593

Total Short-Term Investment (Cost $3,836,593)		$3,836,593

Total Investments (Cost $158,234,221) (b)	100.1%	184,251,810
Other Assets, Less Liabilities	(0.1)	(270,001)

Net Assets	100.0%	$183,981,809

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2015, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2015, cost was $159,501,241 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$26,980,823
Gross unrealized depreciation	(2,230,254)
Net unrealized appreciation	$24,750,569

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$130,696,088	$—	$—	$130,696,088
Fixed Income Funds	21,126,287	—	—	21,126,287
Total Affiliated Investment Companies	151,822,375	—	—	151,822,375
Unaffiliated Investment Companies
Equity Funds	25,752,278	—	—	25,752,278
Fixed Income Funds	2,840,564	—	—	2,840,564
Total Unaffiliated Investment Companies	28,592,842	—	—	28,592,842
Short-Term Investment
Repurchase Agreement	—	3,836,593	—	3,836,593
Total Investments in Securities	$180,415,217	$3,836,593	$—	$184,251,810

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund

Portfolio of Investments July 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 81.7% †
Equity Funds 74.3%
MainStay Common Stock Fund Class I (a)	383,980	$7,848,545
MainStay Epoch International Small Cap Fund Class I (a)	140,408	3,187,253
MainStay Epoch U.S. All Cap Fund Class I	378,868	11,218,286
MainStay ICAP Equity Fund Class I	71,932	3,787,946
MainStay ICAP International Fund Class I	261,108	9,204,056
MainStay International Equity Fund Class I	295,582	4,126,330
MainStay Large Cap Growth Fund Class I	1,119,010	12,767,905
MainStay MAP Fund Class I	153,267	6,996,652
MainStay S&P 500 Index Fund Class I	117,556	5,779,072

Total Equity Funds (Cost $52,012,171)		64,916,045

Fixed Income Funds 7.4%
MainStay Short Duration High Yield Fund Class I	169,033	1,676,803
MainStay Total Return Bond Fund Class I	455,178	4,797,578

Total Fixed Income Funds (Cost $6,530,320)		6,474,381

Total Affiliated Investment Companies (Cost $58,542,491)		71,390,426

Unaffiliated Investment Companies 16.1%
Equity Funds 14.6%
Guggenheim China Small Cap ETF	7,761	208,771
iShares MSCI All Country Asia ex-Japan ETF	30,087	1,783,256
iShares MSCI Frontier 100 ETF	9,547	261,779
iShares MSCI India ETF	4,540	140,967
iShares MSCI Philippines ETF	6,084	236,059
iShares MSCI Poland Capped ETF	3,687	82,589
iShares Russell 2000 Index ETF	67,827	8,340,008
Market Vectors Africa Index ETF	11,470	257,043
Market Vectors India Small-Cap Index ETF	1,905	90,392
SPDR S&P Emerging Markets Small Cap ETF	31,932	1,332,842

Total Equity Funds (Cost $10,276,646)		12,733,706

Fixed Income Funds 1.5%
iShares TIPS Bond ETF	4,497	506,587
Vanguard Short-Term Inflation-Protected Securities ETF	17,217	836,746

Total Fixed Income Funds (Cost $1,341,744)		1,343,333

Total Unaffiliated Investment Companies (Cost $11,618,390)		14,077,039

	Principal Amount
Short-Term Investment 2.2%
Repurchase Agreement 2.2%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $1,933,300 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $2,020,000 and a Market Value of $1,974,192)	$1,933,300	1,933,300

Total Short-Term Investment (Cost $1,933,300)		1,933,300

Total Investments (Cost $72,094,181) (b)	100.0%	87,400,765

Other Assets, Less Liabilities	(0.0)‡	(1,886)
Net Assets	100.0%	$87,398,879

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of July 31, 2015, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2015, cost was $73,001,248 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$15,650,397
Gross unrealized depreciation	(1,250,880)
Net unrealized appreciation	$14,399,517

The following abbreviations are used above:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$64,916,045	$—	$—	$64,916,045
Fixed Income Funds	6,474,381	—	—	6,474,381
Total Affiliated Investment Companies	71,390,426	—	—	71,390,426
Unaffiliated Investment Companies
Equity Funds	12,733,706	—	—	12,733,706
Fixed Income Funds	1,343,333	—	—	1,343,333
Total Unaffiliated Investment Companies	14,077,039	—	—	14,077,039
Short-Term Investment
Repurchase Agreement	—	1,933,300	—	1,933,300
Total Investments in Securities	$85,467,465	$1,933,300	$—	$87,400,765

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 98.0% †
	Aerospace & Defense 2.6%
	Boeing Co. (The)	69,771	$10,058,885
	General Dynamics Corp.	33,866	5,049,759
	Honeywell International, Inc.	84,728	8,900,677
	L-3 Communications Holdings, Inc.	8,930	1,031,058
	Lockheed Martin Corp.	29,106	6,027,853
	Northrop Grumman Corp.	21,024	3,637,362
	Precision Castparts Corp.	14,997	2,923,215
	Raytheon Co.	33,260	3,628,333
	Rockwell Collins, Inc.	14,494	1,226,482
	Textron, Inc.	30,157	1,317,861
	United Technologies Corp.	89,778	9,005,631
			52,807,116
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	15,878	1,113,842
	Expeditors International of Washington, Inc.	20,752	972,646
	FedEx Corp.	28,512	4,887,527
	United Parcel Service, Inc. Class B	75,210	7,698,496
			14,672,511
	Airlines 0.5%
	American Airlines Group, Inc.	75,129	3,012,673
	Delta Air Lines, Inc.	89,206	3,955,394
	Southwest Airlines Co.	72,472	2,623,486
			9,591,553
	Auto Components 0.4%
	BorgWarner, Inc.	24,412	1,213,521
	Delphi Automotive PLC	31,416	2,452,961
	Goodyear Tire & Rubber Co. (The)	29,639	893,023
	Johnson Controls, Inc.	71,012	3,235,307
			7,794,812
	Automobiles 0.6%
	Ford Motor Co.	431,098	6,393,183
	General Motors Co.	146,076	4,602,855
	Harley-Davidson, Inc.	22,670	1,321,661
			12,317,699
	Banks 6.2%
	Bank of America Corp.	1,138,301	20,352,822
	BB&T Corp.	84,206	3,390,976
	Citigroup, Inc.	329,030	19,235,094
	Comerica, Inc.	19,627	930,909
	Fifth Third Bancorp	88,177	1,857,889
	Huntington Bancshares, Inc.	88,157	1,028,792
¤	JPMorgan Chase & Co.	402,440	27,579,213
	KeyCorp	92,566	1,373,680
	M&T Bank Corp.	14,299	1,875,314
	People's United Financial, Inc.	33,423	543,792
	PNC Financial Services Group, Inc.	56,351	5,532,541
	Regions Financial Corp.	146,465	1,521,771
	SunTrust Banks, Inc.	56,005	2,483,262
	U.S. Bancorp	192,273	8,692,662
¤	Wells Fargo & Co.	508,138	29,405,946
	Zions Bancorp.	21,825	680,722
			126,485,385
	Beverages 2.1%
	Brown-Forman Corp. Class B	17,048	1,848,174
	Coca-Cola Co. (The)	425,278	17,470,420
	Coca-Cola Enterprises, Inc.	23,483	1,199,512
	Constellation Brands, Inc. Class A	18,381	2,206,088
	Dr. Pepper Snapple Group, Inc.	20,884	1,675,314
	Molson Coors Brewing Co. Class B	17,246	1,226,880
	Monster Beverage Corp. (a)	15,943	2,448,048
	PepsiCo., Inc.	160,067	15,422,455
			43,496,891
	Biotechnology 3.3%
	Alexion Pharmaceuticals, Inc. (a)	24,280	4,793,843
	Amgen, Inc.	82,452	14,560,199
	Baxalta, Inc. (a)	59,020	1,937,627
	Biogen, Inc. (a)	25,509	8,131,759
	Celgene Corp. (a)	86,011	11,288,944
	Gilead Sciences, Inc.	159,368	18,783,112
	Regeneron Pharmaceuticals, Inc. (a)	8,180	4,528,939
	Vertex Pharmaceuticals, Inc. (a)	26,433	3,568,455
			67,592,878
	Building Products 0.1%
	Allegion PLC	10,366	655,339
	Masco Corp.	38,306	1,010,895
			1,666,234
	Capital Markets 2.2%
	Affiliated Managers Group, Inc. (a)	5,962	1,239,500
	Ameriprise Financial, Inc.	19,752	2,482,234
	Bank of New York Mellon Corp. (The)	121,673	5,280,608
	BlackRock, Inc.	13,730	4,617,674
	Charles Schwab Corp. (The)	124,861	4,355,152
	E*TRADE Financial Corp. (a)	30,796	875,222
	Franklin Resources, Inc.	42,499	1,935,829
	Goldman Sachs Group, Inc. (The)	43,570	8,934,900
	Invesco, Ltd.	46,669	1,801,423
	Legg Mason, Inc.	10,579	521,968
	Morgan Stanley	166,855	6,480,648
	Northern Trust Corp.	23,752	1,816,791
	State Street Corp.	44,618	3,415,954
	T. Rowe Price Group, Inc.	28,493	2,197,665
			45,955,568
	Chemicals 2.2%
	Air Products & Chemicals, Inc.	20,871	2,974,326
	Airgas, Inc.	7,317	746,480
	CF Industries Holdings, Inc.	25,580	1,514,336
	Dow Chemical Co. (The)	117,773	5,542,397
	E.I. du Pont de Nemours & Co.	98,061	5,467,881
	Eastman Chemical Co.	16,203	1,270,315
	Ecolab, Inc.	29,090	3,368,913
	FMC Corp.	14,295	693,879
	International Flavors & Fragrances, Inc.	8,742	1,010,488
	LyondellBasell Industries, N.V. Class A	42,601	3,997,252
	Monsanto Co.	51,630	5,260,581
	Mosaic Co. (The)	33,654	1,445,103
	PPG Industries, Inc.	29,448	3,191,574
	Praxair, Inc.	31,254	3,567,332
	Sherwin-Williams Co. (The)	8,593	2,386,792
	Sigma-Aldrich Corp.	12,838	1,792,313
			44,229,962
	Commercial Services & Supplies 0.4%
	ADT Corp. (The)	18,838	650,476
	Cintas Corp.	10,301	880,736
	Pitney Bowes, Inc.	21,664	453,211
	Republic Services, Inc.	27,250	1,158,942
	Stericycle, Inc. (a)	9,193	1,295,937
	Tyco International PLC	45,632	1,733,560
	Waste Management, Inc.	46,093	2,356,735
			8,529,597
	Communications Equipment 1.5%
	Cisco Systems, Inc.	551,527	15,674,397
	F5 Networks, Inc. (a)	7,808	1,047,365
	Harris Corp.	13,336	1,106,088
	Juniper Networks, Inc.	38,124	1,083,484
	Motorola Solutions, Inc.	20,139	1,211,562
	QUALCOMM, Inc.	176,715	11,378,679
			31,501,575
	Construction & Engineering 0.1%
	Fluor Corp.	16,006	748,280
	Jacobs Engineering Group, Inc. (a)	13,625	573,885
	Quanta Services, Inc. (a)	22,587	623,853
			1,946,018
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	6,732	1,055,712
	Vulcan Materials Co.	14,255	1,297,490
			2,353,202
	Consumer Finance 0.7%
	American Express Co.	94,858	7,214,899
	Capital One Financial Corp.	59,256	4,817,513
	Discover Financial Services	47,986	2,678,099
	Navient Corp.	42,205	662,618
			15,373,129
	Containers & Packaging 0.2%
	Avery Dennison Corp.	9,604	584,403
	Ball Corp.	14,820	1,005,389
	Owens-Illinois, Inc. (a)	17,697	377,831
	Sealed Air Corp.	22,875	1,216,264
	WestRock Co. (a)	28,259	1,782,012
			4,965,899
	Distributors 0.1%
	Genuine Parts Co.	16,563	1,473,279

	Diversified Consumer Services 0.0%‡
	H&R Block, Inc.	29,304	975,530

	Diversified Financial Services 2.0%
¤	Berkshire Hathaway, Inc. Class B (a)	197,861	28,242,679
	CME Group, Inc.	34,319	3,295,997
	Intercontinental Exchange, Inc.	12,122	2,764,301
	Leucadia National Corp.	34,258	805,748
	McGraw Hill Financial, Inc.	29,600	3,011,800
	Moody's Corp.	19,243	2,125,005
	NASDAQ OMX Group, Inc. (The)	12,843	655,378
			40,900,908
	Diversified Telecommunication Services 2.3%
	AT&T, Inc.	666,304	23,147,411
	CenturyLink, Inc.	61,520	1,759,472
	Frontier Communications Corp.	125,068	590,321
	Level 3 Communications, Inc. (a)	31,919	1,611,910
	Verizon Communications, Inc.	442,476	20,703,452
			47,812,566
	Electric Utilities 1.6%
	American Electric Power Co., Inc.	52,989	2,997,588
	Duke Energy Corp.	75,025	5,568,355
	Edison International	35,266	2,116,313
	Entergy Corp.	19,535	1,387,376
	Eversource Energy	34,290	1,704,899
	Exelon Corp.	93,396	2,997,078
	FirstEnergy Corp.	45,546	1,546,742
	NextEra Energy, Inc.	47,992	5,048,758
	Pepco Holdings, Inc.	27,236	726,656
	Pinnacle West Capital Corp.	11,794	727,808
	PPL Corp.	72,451	2,304,666
	Southern Co. (The)	98,470	4,404,563
	Xcel Energy, Inc.	54,512	1,889,931
			33,420,733
	Electrical Equipment 0.5%
	AMETEK, Inc.	26,195	1,389,645
	Eaton Corp. PLC	50,676	3,069,952
	Emerson Electric Co.	72,505	3,752,134
	Rockwell Automation, Inc.	14,698	1,716,432
			9,928,163
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp. Class A	33,500	1,889,735
	Corning, Inc.	136,481	2,549,465
	FLIR Systems, Inc.	15,310	471,395
	TE Connectivity, Ltd.	44,023	2,681,881
			7,592,476
	Energy Equipment & Services 1.1%
	Baker Hughes, Inc.	47,014	2,733,864
	Cameron International Corp. (a)	20,757	1,047,398
	Diamond Offshore Drilling, Inc.	7,459	163,725
	Ensco PLC Class A	25,051	415,346
	FMC Technologies, Inc. (a)	25,387	831,678
	Halliburton Co.	92,271	3,856,005
	Helmerich & Payne, Inc.	11,660	673,249
	National Oilwell Varco, Inc.	41,968	1,768,112
	Schlumberger, Ltd.	137,693	11,403,734
	Transocean, Ltd.	36,351	482,014
			23,375,125
	Food & Staples Retailing 2.4%
	Costco Wholesale Corp.	47,675	6,927,177
	CVS Health Corp.	122,359	13,761,717
	Kroger Co. (The)	106,310	4,171,604
	Sysco Corp.	64,389	2,337,965
	Wal-Mart Stores, Inc.	170,952	12,305,125
	Walgreens Boots Alliance, Inc.	94,628	9,143,904
	Whole Foods Market, Inc.	38,973	1,418,617
			50,066,109
	Food Products 1.6%
	Archer-Daniels-Midland Co.	67,304	3,191,556
	Campbell Soup Co.	19,266	950,006
	ConAgra Foods, Inc.	45,981	2,025,923
	General Mills, Inc.	64,670	3,764,441
	Hershey Co. (The)	16,069	1,492,649
	Hormel Foods Corp.	14,435	854,696
	J.M. Smucker Co. (The)	10,557	1,179,111
	Kellogg Co.	27,282	1,805,250
	Keurig Green Mountain, Inc.	12,523	939,726
	Kraft Heinz Co. (The)	64,257	5,106,504
	McCormick & Co., Inc.	13,882	1,138,463
	Mead Johnson Nutrition Co.	21,867	1,932,824
	Mondelez International, Inc. Class A	176,473	7,964,227
	Tyson Foods, Inc. Class A	31,702	1,405,984
			33,751,360
	Gas Utilities 0.0%‡
	AGL Resources, Inc.	12,738	612,443

	Health Care Equipment & Supplies 2.1%
	Abbott Laboratories	161,516	8,187,246
	Baxter International, Inc.	59,020	2,365,522
	Becton Dickinson & Co.	22,595	3,437,829
	Boston Scientific Corp. (a)	145,386	2,520,993
	C.R. Bard, Inc.	8,052	1,583,426
	DENTSPLY International, Inc.	15,311	871,349
	Edwards Lifesciences Corp. (a)	11,577	1,761,556
	Intuitive Surgical, Inc. (a)	3,961	2,111,887
	Medtronic PLC	154,538	12,114,234
	St. Jude Medical, Inc.	30,556	2,255,644
	Stryker Corp.	32,262	3,299,435
	Varian Medical Systems, Inc. (a)	10,760	926,113
	Zimmer Biomet Holdings, Inc.	18,646	1,940,489
			43,375,723
	Health Care Providers & Services 2.8%
	Aetna, Inc.	37,868	4,277,948
	AmerisourceBergen Corp.	22,486	2,377,895
	Anthem, Inc.	28,687	4,425,543
	Cardinal Health, Inc.	35,949	3,054,946
	Cigna Corp.	27,970	4,029,358
	DaVita HealthCare Partners, Inc. (a)	18,530	1,464,426
	Express Scripts Holding Co. (a)	79,086	7,123,276
	HCA Holdings, Inc. (a)	31,451	2,925,258
	Henry Schein, Inc. (a)	9,109	1,347,950
	Humana, Inc.	16,191	2,948,219
	Laboratory Corporation of America Holdings (a)	10,783	1,372,568
	McKesson Corp.	25,110	5,538,513
	Patterson Cos., Inc.	8,938	448,330
	Quest Diagnostics, Inc.	15,595	1,151,067
	Tenet Healthcare Corp. (a)	10,641	599,088
	UnitedHealth Group, Inc.	103,213	12,530,058
	Universal Health Services, Inc. Class B	9,842	1,429,354
			57,043,797
	Health Care Technology 0.1%
	Cerner Corp. (a)	33,208	2,381,678

	Hotels, Restaurants & Leisure 1.8%
	Carnival Corp.	48,584	2,589,041
	Chipotle Mexican Grill, Inc. (a)	3,352	2,487,955
	Darden Restaurants, Inc.	13,647	1,006,603
	Marriott International, Inc. Class A	22,351	1,622,906
	McDonald's Corp.	104,016	10,387,038
	Royal Caribbean Cruises, Ltd.	17,950	1,612,807
	Starbucks Corp.	162,718	9,426,254
	Starwood Hotels & Resorts Worldwide, Inc.	18,741	1,489,160
	Wyndham Worldwide Corp.	13,048	1,076,721
	Wynn Resorts, Ltd.	8,665	894,488
	Yum! Brands, Inc.	46,874	4,113,662
			36,706,635
	Household Durables 0.4%
	D.R. Horton, Inc.	35,774	1,062,130
	Garmin, Ltd.	13,196	553,044
	Harman International Industries, Inc.	7,719	831,028
	Leggett & Platt, Inc.	14,803	707,731
	Lennar Corp. Class A	19,321	1,024,786
	Mohawk Industries, Inc. (a)	6,679	1,346,420
	Newell Rubbermaid, Inc.	29,542	1,278,578
	PulteGroup, Inc.	35,863	743,081
	Whirlpool Corp.	8,420	1,496,487
			9,043,285
	Household Products 1.7%
	Clorox Co. (The)	14,213	1,591,003
	Colgate-Palmolive Co.	92,277	6,276,682
	Kimberly-Clark Corp.	39,553	4,547,408
	Procter & Gamble Co. (The)	294,334	22,575,418
			34,990,511
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	74,006	947,277
	NRG Energy, Inc.	36,443	818,145
			1,765,422
	Industrial Conglomerates 2.3%
	3M Co.	68,695	10,396,301
	Danaher Corp.	66,780	6,114,377
¤	General Electric Co.	1,092,660	28,518,426
	Roper Technologies, Inc.	10,841	1,813,374
			46,842,478
	Insurance 2.8%
	ACE, Ltd.	35,426	3,853,286
	Aflac, Inc.	47,052	3,013,681
	Allstate Corp. (The)	44,374	3,059,587
	American International Group, Inc.	144,660	9,275,599
	Aon PLC	30,577	3,081,244
	Assurant, Inc.	7,453	555,994
	Chubb Corp. (The)	25,035	3,112,602
	Cincinnati Financial Corp.	16,030	885,016
	Genworth Financial, Inc. Class A (a)	53,003	371,551
	Hartford Financial Services Group, Inc. (The)	45,491	2,163,097
	Lincoln National Corp.	27,747	1,562,711
	Loews Corp.	32,306	1,231,182
	Marsh & McLennan Cos., Inc.	58,309	3,378,424
	MetLife, Inc.	120,933	6,740,805
	Principal Financial Group, Inc.	29,364	1,629,996
	Progressive Corp. (The)	58,066	1,771,013
	Prudential Financial, Inc.	49,134	4,341,480
	Torchmark Corp.	13,764	848,000
	Travelers Cos., Inc. (The)	34,741	3,686,715
	Unum Group	27,494	985,385
	XL Group PLC	33,267	1,264,811
			56,812,179
	Internet & Catalog Retail 1.8%
	Amazon.com, Inc. (a)	41,410	22,201,972
	Expedia, Inc.	10,703	1,299,772
	Netflix, Inc. (a)	45,836	5,239,513
	Priceline Group, Inc. (The) (a)	5,621	6,990,107
	TripAdvisor, Inc. (a)	12,139	963,594
			36,694,958
	Internet Software & Services 3.4%
	Akamai Technologies, Inc. (a)	19,197	1,472,602
	eBay, Inc. (a)	119,882	3,371,082
	Facebook, Inc. Class A (a)	228,399	21,471,790
¤	Google, Inc. Class A (a)	31,037	20,406,828
¤	Google, Inc. Class C (a)	31,125	19,472,111
	VeriSign, Inc. (a)	11,398	808,574
	Yahoo!, Inc. (a)	94,218	3,454,974
			70,457,961
	IT Services 3.6%
	Accenture PLC Class A	67,921	7,003,334
	Alliance Data Systems Corp. (a)	6,729	1,850,744
	Automatic Data Processing, Inc.	50,939	4,063,404
	Cognizant Technology Solutions Corp. Class A (a)	65,908	4,158,795
	Computer Sciences Corp.	15,206	994,929
	Fidelity National Information Services, Inc.	30,843	2,018,058
	Fiserv, Inc. (a)	25,824	2,243,073
	International Business Machines Corp.	99,312	16,087,551
	MasterCard, Inc. Class A	105,103	10,237,032
	Paychex, Inc.	35,251	1,635,646
	PayPal Holdings, Inc. (a)	119,882	4,639,433
	Teradata Corp. (a)	15,846	588,045
	Total System Services, Inc.	17,915	828,031
	Visa, Inc. Class A	209,625	15,793,148
	Western Union Co. (The)	55,990	1,133,238
	Xerox Corp.	112,969	1,244,918
			74,519,379
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	12,397	976,140
	Mattel, Inc.	36,291	842,314
			1,818,454
	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc.	36,342	1,488,205
	PerkinElmer, Inc.	12,052	637,792
	Thermo Fisher Scientific, Inc.	43,166	6,022,952
	Waters Corp. (a)	9,060	1,209,419
			9,358,368
	Machinery 1.4%
	Caterpillar, Inc.	65,526	5,152,309
	Cummins, Inc.	18,227	2,360,943
	Deere & Co.	36,206	3,424,002
	Dover Corp.	17,646	1,130,579
	Flowserve Corp.	14,580	685,114
	Illinois Tool Works, Inc.	36,700	3,283,549
	Ingersoll-Rand PLC	28,498	1,749,777
	Joy Global, Inc.	10,794	285,070
	PACCAR, Inc.	38,327	2,485,123
	Pall Corp.	11,523	1,457,083
	Parker Hannifin Corp.	15,045	1,696,324
	Pentair PLC	19,489	1,185,126
	Snap-on, Inc.	6,230	1,026,704
	Stanley Black & Decker, Inc.	16,678	1,759,362
	Xylem, Inc.	19,792	683,418
			28,364,483
	Media 3.4%
	Cablevision Systems Corp. Class A	23,908	674,684
	CBS Corp. Class B	49,100	2,625,377
	Comcast Corp. Class A	272,575	17,011,406
	Discovery Communications, Inc. Class A (a)	15,958	526,933
	Discovery Communications, Inc. Class C (a)	28,326	858,278
	Interpublic Group of Cos., Inc. (The)	44,625	950,512
	News Corp. Class A (a)	53,381	786,302
	Omnicom Group, Inc.	26,701	1,951,309
	Scripps Networks Interactive, Inc. Class A	10,594	662,972
	TEGNA, Inc.	24,443	712,025
	Time Warner Cable, Inc.	30,655	5,824,757
	Time Warner, Inc.	89,422	7,872,713
	Twenty-First Century Fox, Inc. Class A	191,965	6,620,873
	Viacom, Inc. Class B	38,760	2,209,320
	Walt Disney Co. (The)	169,219	20,306,280
			69,593,741
	Metals & Mining 0.3%
	Alcoa, Inc.	142,020	1,401,737
	Freeport-McMoRan, Inc.	111,985	1,315,824
	Newmont Mining Corp.	57,350	984,700
	Nucor Corp.	34,608	1,527,597
			5,229,858
	Multi-Utilities 1.1%
	Ameren Corp.	26,017	1,068,778
	CenterPoint Energy, Inc.	45,960	888,866
	CMS Energy Corp.	29,660	1,016,152
	Consolidated Edison, Inc.	31,760	2,019,618
	Dominion Resources, Inc.	64,386	4,616,476
	DTE Energy Co.	19,456	1,565,430
	NiSource, Inc.	34,171	596,626
	PG&E Corp.	52,073	2,734,353
	Public Service Enterprise Group, Inc.	54,775	2,282,474
	SCANA Corp.	15,429	845,509
	Sempra Energy	25,248	2,569,742
	TECO Energy, Inc.	25,141	556,119
	WEC Energy Group, Inc.	34,077	1,669,773
			22,429,916
	Multiline Retail 0.7%
	Dollar General Corp.	32,233	2,590,566
	Dollar Tree, Inc. (a)	24,145	1,884,034
	Kohl's Corp.	21,458	1,315,805
	Macy's, Inc.	36,481	2,519,378
	Nordstrom, Inc.	15,352	1,171,511
	Target Corp.	69,240	5,667,294
			15,148,588
	Oil, Gas & Consumable Fuels 5.8%
	Anadarko Petroleum Corp.	55,082	4,095,347
	Apache Corp.	40,750	1,868,795
	Cabot Oil & Gas Corp.	45,192	1,182,223
	Chesapeake Energy Corp.	56,023	485,159
	Chevron Corp.	203,924	18,043,195
	Cimarex Energy Co.	10,123	1,054,007
	Columbia Pipeline Group, Inc.	34,171	997,110
	ConocoPhillips	133,704	6,730,659
	CONSOL Energy, Inc.	24,544	405,467
	Devon Energy Corp.	41,822	2,066,843
	EOG Resources, Inc.	59,315	4,578,525
	EQT Corp.	16,361	1,257,343
¤	Exxon Mobil Corp.	453,410	35,914,606
	Hess Corp.	26,294	1,551,609
	Kinder Morgan, Inc.	188,179	6,518,520
	Marathon Oil Corp.	73,066	1,535,117
	Marathon Petroleum Corp.	58,782	3,213,612
	Murphy Oil Corp.	18,234	597,893
	Newfield Exploration Co. (a)	17,207	564,217
	Noble Energy, Inc.	46,412	1,635,095
	Occidental Petroleum Corp.	83,392	5,854,118
	ONEOK, Inc.	22,438	847,932
	Phillips 66	58,820	4,676,190
	Pioneer Natural Resources Co.	16,118	2,043,279
	Range Resources Corp.	18,191	715,634
	Southwestern Energy Co. (a)	41,411	770,245
	Spectra Energy Corp.	72,307	2,188,010
	Tesoro Corp.	13,517	1,315,745
	Valero Energy Corp.	55,156	3,618,234
	Williams Cos., Inc. (The)	73,103	3,836,445
			120,161,174
	Paper & Forest Products 0.1%
	International Paper Co.	46,074	2,205,562

	Personal Products 0.1%
	Estee Lauder Cos., Inc. (The) Class A	24,275	2,163,145

	Pharmaceuticals 6.5%
	AbbVie, Inc.	186,474	13,055,045
	Allergan PLC (a)	42,558	14,093,082
	Bristol-Myers Squibb Co.	180,771	11,865,808
	Eli Lilly & Co.	105,963	8,954,933
	Endo International PLC (a)	21,989	1,924,917
	Hospira, Inc. (a)	18,745	1,676,740
¤	Johnson & Johnson	300,915	30,154,692
	Mallinckrodt PLC (a)	12,606	1,562,640
	Merck & Co., Inc.	306,375	18,063,870
	Mylan N.V. (a)	44,638	2,499,281
	Perrigo Co. PLC	15,869	3,050,022
¤	Pfizer, Inc.	668,047	24,089,775
	Zoetis, Inc.	54,265	2,657,900
			133,648,705
	Professional Services 0.2%
	Dun & Bradstreet Corp.	3,924	489,597
	Equifax, Inc.	13,058	1,333,614
	Nielsen N.V.	40,170	1,946,638
	Robert Half International, Inc.	14,873	818,461
			4,588,310
	Real Estate Investment Trusts 2.5%
	American Tower Corp.	45,731	4,349,475
	Apartment Investment & Management Co. Class A	16,965	662,992
	AvalonBay Communities, Inc.	14,289	2,462,566
	Boston Properties, Inc.	16,571	2,042,873
	Crown Castle International Corp.	36,598	2,997,742
	Equinix, Inc.	6,112	1,704,698
	Equity Residential	39,371	2,945,345
	Essex Property Trust, Inc.	7,011	1,576,844
	General Growth Properties, Inc.	67,694	1,837,215
	HCP, Inc.	50,065	1,934,512
	Health Care REIT, Inc.	37,820	2,623,573
	Host Hotels & Resorts, Inc.	81,972	1,588,617
	Iron Mountain, Inc.	20,110	604,306
	Kimco Realty Corp.	43,929	1,085,486
	Macerich Co. (The)	15,206	1,203,707
	Plum Creek Timber Co., Inc.	18,974	777,934
	ProLogis, Inc.	56,854	2,308,841
	Public Storage	15,749	3,231,380
	Realty Income Corp.	25,228	1,218,260
	Simon Property Group, Inc.	33,755	6,319,611
	SL Green Realty Corp.	10,804	1,243,973
	Ventas, Inc.	36,033	2,417,454
	Vornado Realty Trust	18,897	1,843,402
	Weyerhaeuser Co.	56,736	1,741,228
			50,722,034
	Real Estate Management & Development 0.1%
	CBRE Group, Inc. Class A (a)	29,853	1,133,518

	Road & Rail 0.9%
	CSX Corp.	107,203	3,353,310
	J.B. Hunt Transport Services, Inc.	9,988	840,191
	Kansas City Southern	11,818	1,172,227
	Norfolk Southern Corp.	33,059	2,787,865
	Ryder System, Inc.	5,640	510,533
	Union Pacific Corp.	94,951	9,266,268
			17,930,394
	Semiconductors & Semiconductor Equipment 2.2%
	Altera Corp.	32,564	1,617,128
	Analog Devices, Inc.	33,876	1,975,987
	Applied Materials, Inc.	132,974	2,308,429
	Avago Technologies, Ltd.	28,148	3,522,441
	Broadcom Corp. Class A	58,991	2,985,534
	First Solar, Inc. (a)	8,106	359,096
	Intel Corp.	514,452	14,893,385
	KLA-Tencor Corp.	17,350	920,417
	Lam Research Corp.	17,169	1,319,781
	Linear Technology Corp.	25,729	1,054,889
	Microchip Technology, Inc.	21,751	931,813
	Micron Technology, Inc. (a)	116,182	2,150,529
	NVIDIA Corp.	55,534	1,107,903
	Qorvo, Inc. (a)	16,067	931,083
	Skyworks Solutions, Inc.	20,604	1,971,185
	Texas Instruments, Inc.	112,820	5,638,744
	Xilinx, Inc.	28,294	1,181,274
			44,869,618
	Software 3.7%
	Adobe Systems, Inc. (a)	51,643	4,234,210
	Autodesk, Inc. (a)	24,570	1,242,751
	CA, Inc.	34,859	1,015,617
	Citrix Systems, Inc. (a)	17,426	1,317,580
	Electronic Arts, Inc. (a)	33,719	2,412,594
	Intuit, Inc.	29,894	3,161,888
¤	Microsoft Corp.	877,640	40,985,788
	Oracle Corp.	345,711	13,807,697
	Red Hat, Inc. (a)	19,928	1,575,906
	Salesforce.com, Inc. (a)	66,114	4,846,156
	Symantec Corp.	73,820	1,678,667
			76,278,854
	Specialty Retail 2.4%
	Advance Auto Parts, Inc.	7,928	1,381,137
	AutoNation, Inc. (a)	8,120	506,201
	AutoZone, Inc. (a)	3,468	2,430,860
	Bed Bath & Beyond, Inc. (a)	18,739	1,222,345
	Best Buy Co., Inc.	31,225	1,008,255
	CarMax, Inc. (a)	22,831	1,472,828
	GameStop Corp. Class A	11,746	538,554
	Gap, Inc. (The)	28,889	1,053,871
	Home Depot, Inc. (The)	140,926	16,492,570
	L Brands, Inc.	26,492	2,138,434
	Lowe's Cos., Inc.	101,187	7,018,330
	O'Reilly Automotive, Inc. (a)	10,979	2,638,363
	Ross Stores, Inc.	44,802	2,381,674
	Signet Jewelers, Ltd.	1,303	157,950
	Staples, Inc.	69,250	1,018,668
	Tiffany & Co.	12,135	1,161,320
	TJX Cos., Inc. (The)	73,884	5,158,581
	Tractor Supply Co.	14,971	1,385,117
	Urban Outfitters, Inc. (a)	10,983	358,265
			49,523,323
	Technology Hardware, Storage & Peripherals 4.6%
¤	Apple, Inc. (b)	624,741	75,781,083
	EMC Corp.	210,695	5,665,589
	Hewlett-Packard Co.	195,892	5,978,624
	NetApp, Inc.	34,089	1,061,872
	SanDisk Corp.	22,817	1,375,637
	Seagate Technology PLC	34,433	1,742,310
	Western Digital Corp.	23,503	2,022,668
			93,627,783
	Textiles, Apparel & Luxury Goods 0.9%
	Coach, Inc.	30,093	938,902
	Fossil Group, Inc. (a)	4,658	320,237
	Hanesbrands, Inc.	43,376	1,345,957
	Michael Kors Holdings, Ltd. (a)	21,727	912,317
	NIKE, Inc. Class B	75,527	8,702,221
	PVH Corp.	8,918	1,034,845
	Ralph Lauren Corp.	6,546	824,076
	Under Armour, Inc. Class A (a)	18,231	1,810,885
	VF Corp.	36,868	2,842,154
			18,731,594
	Thrifts & Mortgage Finance 0.0%‡
	Hudson City Bancorp, Inc.	51,904	535,130

	Tobacco 1.5%
	Altria Group, Inc.	213,127	11,589,846
	Philip Morris International, Inc.	168,067	14,374,771
	Reynolds American, Inc.	45,076	3,867,070
			29,831,687
	Trading Companies & Distributors 0.2%
	Fastenal Co.	29,280	1,225,661
	United Rentals, Inc. (a)	10,489	702,658
	W.W. Grainger, Inc.	6,496	1,485,700
			3,414,019
	Total Common Stocks (Cost $810,263,494)		2,013,130,985	(c)

	Principal Amount
Short-Term Investments 1.9%
U.S. Government 1.9%
United States Treasury Bills 1.9%
0.009 - 0.028%, due 10/8/15 (d)	$36,500,000	36,496,350
0.02 - 0.06%, due 10/29/15 (b)(d)	3,700,000	3,699,297

Total Short-Term Investments (Cost $40,198,001)		40,195,647

Total Investments (Cost $850,461,495) (e)	99.9%	2,053,326,632

Other Assets, Less Liabilities	0.1	1,221,671

Net Assets	100.0%	$2,054,548,303

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	As of July 31, 2015, cost was $885,132,053 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$1,220,917,862
Gross unrealized depreciation	(52,723,283)
Net unrealized appreciation	$1,168,194,579

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount[2]	Unrealized Appreciation (Depreciation)[3]
Standard & Poor's 500 Index Mini	380	September 2015	$39,869,600	$658,389
			$39,869,600	$658,389

1. As of July 31, 2015, cash in the amount of $50,000 was on deposit with a broker for futures transactions.

2. The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.

3. Represents the difference between the value of the contract at the time they were opened and the value as of July 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,013,130,985	$—	$—	$2,013,130,985
Short-Term Investments
U.S. Government	—	40,195,647	—	40,195,647
Total Investments in Securities	2,013,130,985	40,195,647	—	2,053,326,632
Other Financial Instruments
Futures Contracts Long (b)	658,389	—	—	658,389
Total Investments in Securities and Other Financial Instruments	$2,013,789,374	$40,195,647	$—	$2,053,985,021

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Duration High Yield Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.1%†
	Convertible Bonds 3.1%
	Auto Parts & Equipment 0.5%
	Exide Technologies, Inc. 7.00%, due 4/30/25 (a)(b)(c)(d)	$2,860,250	$2,345,405

	Mining 1.4%
¤	Detour Gold Corp. 5.50%, due 11/30/17	6,627,000	6,482,034

	Oil & Gas 1.2%
	Stone Energy Corp. 1.75%, due 3/1/17	6,834,000	5,843,070

	Total Convertible Bonds (Cost $14,871,888)		14,670,509

	Corporate Bonds 85.5%
	Aerospace & Defense 1.6%
	Aerojet Rocketdyne Holdings, Inc. 7.125%, due 3/15/21	3,785,000	4,031,026
	Kratos Defense & Security Solutions, Inc. 7.00%, due 5/15/19	1,935,000	1,743,919
	Spirit AeroSystems, Inc. 6.75%, due 12/15/20	1,600,000	1,672,000
			7,446,945
	Airlines 0.2%
	United Continental Holdings, Inc. 6.375%, due 6/1/18	1,120,000	1,176,000

	Apparel 0.7%
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	3,225,000	3,394,312

	Auto Manufacturers 1.1%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (c)	3,320,000	3,502,600
	General Motors Financial Co., Inc. 4.75%, due 8/15/17	145,000	151,936
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (c)	670,000	676,700
	4.25%, due 11/15/19 (c)	905,000	909,525
			5,240,761
	Auto Parts & Equipment 5.0%
	Exide Technologies, Inc. 11.00%, due 4/30/20 (a)(b)(c)	1,585,391	1,347,583
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (c)	1,140,000	1,161,375
¤	Schaeffler Holding Finance B.V.
	6.25%, due 11/15/19 (c)(d)	2,425,000	2,561,406
	6.875%, due 8/15/18 (c)(d)	10,926,000	11,308,410
	Tenneco, Inc. 6.875%, due 12/15/20	3,454,000	3,618,065
	ZF North America Capital, Inc. 4.00%, due 4/29/20 (c)	3,355,000	3,384,356
			23,381,195
	Beverages 0.2%
	Constellation Brands, Inc. 3.875%, due 11/15/19	790,000	805,701

	Building Materials 4.1%
	Boise Cascade Co. 6.375%, due 11/1/20	1,890,000	1,986,863
	Building Materials Corporation of America 6.75%, due 5/1/21 (c)	1,285,000	1,349,250
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	631,000	646,775
	Headwaters, Inc. 7.25%, due 1/15/19	1,540,000	1,593,900
¤	Summit Materials LLC / Summit Materials Finance Corp. 10.50%, due 1/31/20	6,857,000	7,405,560
	USG Corp.
	6.30%, due 11/15/16	2,075,000	2,165,262
	7.875%, due 3/30/20 (c)	3,378,000	3,610,305
	9.75%, due 1/15/18	305,000	346,938
			19,104,853
	Chemicals 2.0%
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	3,230,000	3,286,525
	PolyOne Corp. 7.375%, due 9/15/20	5,680,000	5,915,777
			9,202,302
	Commercial Services 2.5%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.875%, due 11/15/17	1,940,000	1,983,650
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	2,636,000	2,665,655
	Jaguar Holding Co. I 9.375%, due 10/15/17 (c)(d)	1,020,000	1,041,675
	Modular Space Corp. 10.25%, due 1/31/19 (c)	1,135,000	885,300
	Service Corp. International
	6.75%, due 4/1/16	500,000	515,000
	7.625%, due 10/1/18	155,000	176,506
	United Rentals North America, Inc.
	7.375%, due 5/15/20	2,610,000	2,776,388
	8.25%, due 2/1/21	1,743,000	1,855,005
			11,899,179
	Electric 1.0%
	Calpine Corp. 6.00%, due 1/15/22 (c)	430,000	454,725
	GenOn Energy, Inc.
	7.875%, due 6/15/17	2,260,000	2,276,950
	9.50%, due 10/15/18	1,780,000	1,788,900
			4,520,575
	Electronics 0.4%
	Kemet Corp. 10.50%, due 5/1/18	1,820,000	1,774,500

	Engineering & Construction 0.6%
	Transfield Services, Ltd. 8.375%, due 5/15/20 (c)	2,655,000	2,801,025

	Entertainment 2.9%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	3,354,000	3,404,310
	GLP Capital, L.P. / GLP Financing II, Inc. 4.375%, due 11/1/18	1,600,000	1,656,000
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (c)	5,688,000	5,815,980
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (c)	2,512,000	2,625,040
			13,501,330
	Finance - Auto Loans 0.9%
	Ally Financial, Inc.
	2.75%, due 1/30/17	1,400,000	1,403,500
	3.25%, due 2/13/18	2,295,000	2,292,131
	3.50%, due 1/27/19	100,000	99,625
	6.25%, due 12/1/17	415,000	444,050
			4,239,306
	Finance - Consumer Loans 0.1%
	OneMain Financial Holdings, Inc. 6.75%, due 12/15/19 (c)	390,000	411,450

	Finance - Credit Card 0.9%
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (c)	3,425,000	3,557,719
	6.375%, due 4/1/20 (c)	800,000	832,000
			4,389,719
	Finance - Investment Banker/Broker 0.2%
	KCG Holdings, Inc. 6.875%, due 3/15/20 (c)	1,175,000	1,116,250

	Finance - Leasing Companies 0.3%
	Oxford Finance LLC / Oxford Finance Co-Issuer, Inc. 7.25%, due 1/15/18 (c)	1,240,000	1,271,000

	Finance - Mortgage Loan/Banker 0.9%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, due 10/1/17	3,925,000	4,062,375
	Prospect Holding Co. LLC / Prospect Holding Finance Co. 10.25%, due 10/1/18 (c)	440,000	281,600
			4,343,975
	Finance - Other Services 1.8%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (c)	4,515,000	4,735,106
	Outerwall, Inc. 6.00%, due 3/15/19	3,655,000	3,691,550
			8,426,656
	Food 1.2%
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (c)	725,000	766,688
	Smithfield Foods, Inc. 7.75%, due 7/1/17	620,000	681,225
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (c)	3,995,000	4,084,887
			5,532,800
	Forest Products & Paper 0.6%
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (c)	2,640,000	2,791,800

	Gas 0.4%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19	1,725,000	1,770,281

	Health Care - Products 1.0%
	Alere, Inc. 7.25%, due 7/1/18	2,000,000	2,098,000
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (c)	128,000	134,720
	Hanger, Inc. 7.125%, due 11/15/18	2,450,000	2,425,500
			4,658,220
	Health Care - Services 2.6%
	Centene Corp. 5.75%, due 6/1/17	1,044,000	1,096,983
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (c)	207,000	228,735
	6.875%, due 7/15/17	525,000	572,250
	HCA, Inc.
	3.75%, due 3/15/19	2,000,000	2,028,750
	6.50%, due 2/15/16	760,000	779,950
	8.00%, due 10/1/18	225,000	259,875
	Kindred Escrow Corp. II 8.00%, due 1/15/20 (c)	420,000	454,650
	Tenet Healthcare Corp.
	3.786%, due 6/15/20 (c)(e)	2,800,000	2,880,500
	5.50%, due 3/1/19 (c)	1,280,000	1,302,400
	6.25%, due 11/1/18	1,600,000	1,748,000
	Wellcare Health Plans, Inc. 5.75%, due 11/15/20	605,000	635,250
			11,987,343
	Holding Companies - Diversified 1.3%
	Carlson Travel Holdings, Inc. 7.50%, due 8/15/19 (c)(d)	5,015,000	5,077,687
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (c)	795,000	779,100
			5,856,787
	Home Builders 2.1%
	AV Homes, Inc. 8.50%, due 7/1/19	1,140,000	1,140,000
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (c)	2,190,000	2,211,900
	D.R. Horton, Inc. 3.75%, due 3/1/19	1,165,000	1,183,931
	Mattamy Group Corp. 6.50%, due 11/15/20 (c)	2,435,000	2,361,950
	Meritage Homes Corp. 4.50%, due 3/1/18	2,265,000	2,293,313
	Standard Pacific Corp. 10.75%, due 9/15/16	570,000	622,725
			9,813,819
	Household Products & Wares 2.1%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (c)(d)	1,935,000	2,017,238
	Prestige Brands, Inc. 8.125%, due 2/1/20	2,840,000	3,024,600
	Scotts Miracle-Gro Co. (The) 6.625%, due 12/15/20	2,025,000	2,111,062
	Spectrum Brands, Inc. 6.375%, due 11/15/20	2,354,000	2,507,010
			9,659,910
	Insurance 0.6%
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	1,100,000	1,155,000
	CNO Financial Group, Inc. 4.50%, due 5/30/20	175,000	180,687
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (c)	1,302,000	1,533,306
			2,868,993
	Internet 0.9%
	Equinix, Inc. 4.875%, due 4/1/20	1,495,000	1,532,375
	IAC / InterActiveCorp. 4.875%, due 11/30/18	2,775,000	2,867,269
			4,399,644
	Investment Company 1.2%
	American Capital, Ltd. 6.50%, due 9/15/18 (c)	5,611,000	5,793,357

	Iron & Steel 1.0%
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (c)	3,062,000	3,054,345
	Cliffs Natural Resources, Inc. 8.25%, due 3/31/20 (c)	1,670,000	1,515,525
			4,569,870
	Leisure Time 1.8%
¤	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (c)	7,920,000	8,335,800

	Machinery - Construction & Mining 0.5%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (c)	2,390,000	2,378,050

	Machinery - Diversified 0.3%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	1,360,000	1,482,400

	Media 3.5%
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	6.50%, due 4/30/21	3,566,000	3,728,699
	7.00%, due 1/15/19	2,621,000	2,722,564
	7.375%, due 6/1/20	2,350,000	2,485,611
	CCO Safari II LLC 3.579%, due 7/23/20 (c)	2,525,000	2,532,459
	DISH DBS Corp. 4.25%, due 4/1/18	2,450,000	2,492,875
	Numericable-SFR 4.875%, due 5/15/19 (c)	2,310,000	2,344,650
			16,306,858
	Metal Fabricate & Hardware 1.0%
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (c)	705,000	687,375
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (c)	695,000	514,300
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (c)	3,570,000	3,651,396
			4,853,071
	Mining 4.0%
	AuRico Gold, Inc. 7.75%, due 4/1/20 (c)	2,825,000	2,627,250
	EVRAZ, Inc., N.A. 7.50%, due 11/15/19 (c)	3,045,000	3,014,550
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	5,500,000	5,933,125
	New Gold, Inc. 7.00%, due 4/15/20 (c)	3,564,000	3,501,630
	Novelis, Inc. 8.375%, due 12/15/17	2,200,000	2,277,000
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (c)	1,200,000	1,218,000
			18,571,555
	Miscellaneous - Manufacturing 0.9%
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (c)	2,590,000	2,654,750
	Koppers, Inc. 7.875%, due 12/1/19	914,000	929,666
	SPX Corp. 6.875%, due 9/1/17	405,000	434,869
			4,019,285
	Oil & Gas 4.6%
	California Resources Corp. 5.00%, due 1/15/20	2,560,000	2,195,200
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 6.50%, due 4/15/21	1,430,000	1,406,548
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	1,195,000	1,200,975
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (a)(b)(f)	305,000	85,400
	Comstock Resources, Inc.
	7.75%, due 4/1/19	2,665,000	959,400
	10.00%, due 3/15/20 (c)	2,745,000	2,422,463
	Gulfport Energy Corp. 7.75%, due 11/1/20	1,500,000	1,537,500
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19	1,405,000	850,896
	6.50%, due 5/15/19	210,000	129,150
	8.625%, due 4/15/20	760,000	467,400
	Oasis Petroleum, Inc. 7.25%, due 2/1/19	3,035,000	2,943,950
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	2,175,000	1,968,375
	Rex Energy Corp. 8.875%, due 12/1/20	1,736,000	1,406,160
	Whiting Petroleum Corp.
	5.00%, due 3/15/19	1,000,000	960,000
	6.50%, due 10/1/18	820,000	822,460
	WPX Energy, Inc.
	5.25%, due 1/15/17	690,000	700,350
	7.50%, due 8/1/20	1,540,000	1,563,100
			21,619,327
	Oil & Gas Services 0.1%
	FTS International, Inc. 7.783%, due 6/15/20 (c)(e)	695,000	667,706

	Packaging & Containers 0.5%
	AEP Industries, Inc. 8.25%, due 4/15/19	1,815,000	1,842,225
	Novelis, Inc. 8.75%, due 12/15/20	450,000	474,750
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	50,000	51,750
			2,368,725
	Pharmaceuticals 2.9%
	NBTY, Inc. 9.00%, due 10/1/18	4,010,000	4,130,300
¤	Valeant Pharmaceuticals International, Inc.
	5.375%, due 3/15/20 (c)	5,500,000	5,651,250
	6.375%, due 10/15/20 (c)	440,000	463,650
	6.75%, due 8/15/18 (c)	775,000	814,234
	7.00%, due 10/1/20 (c)	2,245,000	2,331,994
			13,391,428
	Pipelines 2.8%
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 8.375%, due 6/1/20	4,200,000	4,551,750
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.00%, due 1/15/18 (c)	2,715,000	2,810,025
	6.625%, due 10/1/20 (c)	2,335,000	2,440,075
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.50%, due 10/15/19 (c)	3,380,000	3,498,300
			13,300,150
	Real Estate 1.0%
	AAF Holdings LLC / AAF Finance Co. 12.00%, due 7/1/19 (c)(d)	1,921,592	1,907,180
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (c)	2,785,000	2,868,550
			4,775,730
	Retail 5.2%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, due 5/20/20	3,675,000	3,849,562
	Building Materials Holding Corp. 9.00%, due 9/15/18 (c)	1,390,000	1,489,038
	Dollar Tree, Inc. 5.25%, due 3/1/20 (c)	4,200,000	4,431,000
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (c)	1,310,000	1,230,723
	GameStop Corp. 5.50%, due 10/1/19 (c)	3,655,000	3,801,200
	Guitar Center, Inc. 6.50%, due 4/15/19 (c)	1,490,000	1,352,175
	L Brands, Inc. 8.50%, due 6/15/19	2,504,000	2,945,330
	Radio Systems Corp. 8.375%, due 11/1/19 (c)	3,996,000	4,225,770
	Rite Aid Corp. 8.00%, due 8/15/20	1,120,000	1,166,592
			24,491,390
	Shipbuilding 0.1%
	Huntington Ingalls Industries, Inc. 7.125%, due 3/15/21	650,000	688,188

	Software 1.4%
¤	ACI Worldwide, Inc. 6.375%, due 8/15/20 (c)	6,275,000	6,604,437

	Storage & Warehousing 1.1%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (c)	3,435,000	3,205,666
	Mobile Mini, Inc. 7.875%, due 12/1/20	1,700,000	1,768,000
			4,973,666
	Telecommunications 8.2%
	CommScope, Inc. 4.375%, due 6/15/20 (c)	2,305,000	2,319,406
¤	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	6,660,000	7,308,517
	Intelsat Jackson Holdings S.A. 7.25%, due 4/1/19	3,540,000	3,509,025
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (c)	2,200,000	2,365,000
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (c)	1,330,000	1,416,450
	9.00%, due 11/15/18 (c)	3,865,000	4,328,800
¤	T-Mobile USA, Inc.
	5.25%, due 9/1/18	2,075,000	2,126,875
	6.464%, due 4/28/19	6,915,000	7,131,094
	6.542%, due 4/28/20	2,935,000	3,091,729
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	4,340,000	4,584,125
			38,181,021
	Transportation 1.8%
¤	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (c)	5,860,000	5,918,600
	9.75%, due 5/1/20 (c)	1,290,000	1,219,050
	XPO Logistics, Inc. 7.875%, due 9/1/19 (c)	1,000,000	1,068,750
			8,206,400
	Trucking & Leasing 0.8%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (c)	950,000	957,125
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	2,665,000	2,891,525
			3,848,650
	Vitamins & Nutrition Products 0.6%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (d)	2,605,000	2,608,256

	Total Corporate Bonds (Cost $404,090,559)		399,821,951

	Loan Assignments 4.5% (g)
	Building Materials 0.4%
	Headwaters, Inc. Term Loan B 4.50%, due 3/24/22	2,000,000	2,007,500

	Buildings & Real Estate 1.1%
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/25/21	4,975,000	4,992,363

	Chemicals 0.1%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	643,500	641,087

	Household Products & Wares 1.2%
	Prestige Brands, Inc. Term Loan B3 3.509%, due 9/3/21	1,994,135	1,995,132
	Spectrum Brands, Inc. USD Term Loan 3.75%, due 6/9/22	3,572,414	3,584,917
			5,580,049
	Leisure Time 0.3%
	Bauer Performance Sports, Ltd. Term Loan B 4.00%, due 4/15/21	1,400,964	1,398,628

	Lodging 0.2%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	670,899	661,394
	New 2nd Lien Term Loan 10.00%, due 10/2/19	145,000	129,775
	Four Seasons Holdings, Inc. New 1st Lien Term Loan 3.50%, due 6/27/20	117,464	117,391
			908,560
	Metal Fabricate & Hardware 0.1%
	Neenah Foundry Co. Term Loan 6.75%, due 4/26/17 (b)(f)	570,121	564,420

	Pharmaceuticals 0.3%
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.19%, due 2/27/21	1,481,250	1,484,953

	Retail Stores 0.5%
	Dollar Tree, Inc. Term Loan B1 3.50%, due 7/6/22	2,088,608	2,092,958

	Textiles 0.3%
	Hanesbrands, Inc. USD Term Loan B 3.25%, due 4/15/22	1,496,250	1,508,407

	Total Loan Assignments (Cost $21,052,420)		21,178,925

	Total Long-Term Bonds (Cost $440,014,867)		435,671,385

	Shares
Common Stock 0.1%
Auto Parts & Equipment 0.1%
Exide Technologies, Inc. (a)(b)(f)	38,397	165,107

Total Common Stock (Cost $174,105)		165,107

	Principal Amount
Short-Term Investment 6.1%
Repurchase Agreement 6.1%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $28,563,511 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $30,525,000 and a Market Value of $29,137,028)	$28,563,511	28,563,511

Total Short-Term Investment (Cost $28,563,511)		28,563,511

Total Investments (Cost $468,752,483) (h)	99.3%	464,400,003

Other Assets, Less Liabilities	0.7	3,164,217

Net Assets	100.0%	$467,564,220

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of these securities was $3,943,495, which represented 0.8% of the Fund's net assets.
(b)	Illiquid security - As of July 31, 2015, the total market value of these securities was $4,507,915, which represented 1.0% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	PIK ("Payment in Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(e)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(f)	Restricted security.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2015.
(h)	As of July 31, 2015, cost was $468,775,334 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$3,433,051
Gross unrealized depreciation	(7,808,382)
Net unrealized depreciation	$(4,375,331)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$12,325,104	$2,345,405	$14,670,509
Corporate Bonds (c)	—	398,388,968	1,432,983	399,821,951
Loan Assignments	—	21,178,925	—	21,178,925
Total Long-Term Bonds	—	431,892,997	3,778,388	435,671,385
Common Stock (d)	—	—	165,107	165,107
Short-Term Investment
Repurchase Agreement	—	28,563,511	—	28,563,511
Total Investments in Securities	$—	$460,456,508	$3,943,495	$464,400,003

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $2,345,405 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $1,347,583and $85,400 are held in Auto Parts & Equipment and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $165,107 is held in Auto Parts & Equipment within the Common Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales (c)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2015
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$-	$7,133	$-	$(58,382)	$2,396,654	(a)	$-	$-	$-	$2,345,405	$(58,382)
Corporate Bonds
Auto Parts & Equipment	-	4,303	-	(125,485)	1,468,765	(a)	-	-	-	1,347,583	(125,485)
Oil & Gas	-	-	-	85,400 (b)	-		-	-	-	85,400	85,400
Loan Assignments
Aerospace & Defense	693,263	759	4,561	(3,583)	-		(695,000)	-	-	-	-
Auto Parts & Equipment	2,017,859	2,871	8,666	5,853	-		(2,035,249)	-	-	-	-
Distribution & Wholesale	2,032,230	(47)	(4,695)	3,035	-		(2,030,523)	-	-	-	-
Lodging	150,375	70	1,545	(1,615)	-		(150,375)	-	-	-	-
Common Stock
Auto Parts & Equipment	-	-	-	(8,998)	174,105	(a)	-	-	-	165,107	(8,998)
Total	$4,893,727	$15,089	$10,077	$(103,775)	$4,039,524		$(4,911,147)	$-	$-	$3,943,495	$(107,465)

(a)	Security received through a restructure.
(b)	Security received through litigation.
(c)	Sales include principal reductions.

As of July 31, 2015, the Fund held the following restricted securities:

Security	Date of Acquisition	Principal Amount/ Shares	Cost	7/31/15 Value	Percent of Net Assets
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond
6.775%, due 3/15/19	11/26/14	$305,000	$—	$85,400	0.0	%‡
Exide Technologies, Inc.
Common Stock	4/30/15	38,397	174,105	165,107	0.1
Neenah Foundry Co.
Term Loan
Loan Assignment
6.75%, due 4/26/17	5/10/13	$570,121	558,880	564,420	0.1
Total			$732,985	$814,927	0.2%

‡ Less than one-tenth of a percent.

MainStay Total Return Bond Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 95.1%†

	Asset-Backed Security 0.1%
	Utilities 0.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23		$646,097	$714,475

	Total Asset-Backed Security (Cost $645,925)			714,475

	Corporate Bonds 60.3%
	Aerospace & Defense 0.4%
	KLX, Inc. 5.875%, due 12/1/22 (a)		6,750,000	6,783,750
	TransDigm, Inc. 6.50%, due 7/15/24		475,000	477,375
				7,261,125
	Agriculture 1.5%
	Altria Group, Inc.
	9.25%, due 8/6/19		2,838,000	3,545,477
	9.95%, due 11/10/38		620,000	1,014,556
	Bunge, Ltd. Finance Corp. 4.10%, due 3/15/16		7,655,000	7,783,750
	Cargill, Inc.
	4.307%, due 5/14/21 (a)		3,000,000	3,267,225
	6.00%, due 11/27/17 (a)		1,050,000	1,155,904
	7.35%, due 3/6/19 (a)		1,340,000	1,591,286
	Philip Morris International, Inc.
	4.25%, due 11/10/44		3,300,000	3,168,056
	4.375%, due 11/15/41		3,175,000	3,121,041
	Reynolds American, Inc. 8.125%, due 6/23/19 (a)		720,000	857,375
				25,504,670
	Auto Manufacturers 1.7%
	Ford Motor Co.
	7.45%, due 7/16/31		2,095,000	2,675,996
	9.215%, due 9/15/21		2,355,000	3,034,500
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20		2,580,000	3,127,507
¤	General Motors Financial Co., Inc.
	3.15%, due 1/15/20		8,750,000	8,705,944
	3.20%, due 7/13/20		6,620,000	6,543,863
	Navistar International Corp. 8.25%, due 11/1/21		5,500,000	5,194,145
				29,281,955
	Auto Parts & Equipment 0.4%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (a)		600,000	614,382
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		450,000	489,937
	MPG Holdco I, Inc. 7.375%, due 10/15/22		5,700,000	6,056,535
				7,160,854
	Banks 8.4%
	AgriBank FCB 9.125%, due 7/15/19		5,795,000	7,206,917
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (a)		4,120,000	4,140,600
¤	Bank of America Corp.
	3.30%, due 1/11/23		680,000	670,309
	4.25%, due 10/22/26		11,900,000	11,719,786
	5.125%, due 12/29/49 (b)		3,490,000	3,424,563
	5.70%, due 1/24/22		415,000	472,367
	Barclays Bank PLC 6.05%, due 12/4/17 (a)		4,028,000	4,373,490
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (a)		3,025,000	3,397,075
	CIT Group, Inc. 6.625%, due 4/1/18 (a)		3,835,000	4,132,213
	Citigroup, Inc.
	4.05%, due 7/30/22		580,000	595,872
	5.30%, due 5/6/44		3,000,000	3,148,968
	5.50%, due 2/15/17		6,055,000	6,408,303
	5.875%, due 1/30/42		3,489,000	4,090,507
	Discover Bank
	7.00%, due 4/15/20		2,100,000	2,426,264
	8.70%, due 11/18/19		474,000	568,408
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		2,850,000	2,876,653
	5.95%, due 1/18/18		1,000,000	1,098,231
	6.15%, due 4/1/18		5,000,000	5,543,695
	6.75%, due 10/1/37		5,000,000	5,983,475
¤	JPMorgan Chase & Co.
	3.375%, due 5/1/23		11,500,000	11,264,112
	4.85%, due 2/1/44		5,000,000	5,276,020
	5.15%, due 10/1/15		1,000,000	1,006,522
	7.90%, due 4/29/49 (b)		3,750,000	3,956,250
	Lloyds Bank PLC 6.50%, due 9/14/20 (a)		7,000,000	8,128,036
	Mellon Capital III 6.369%, due 9/5/66 (b)	GBP	2,500,000	4,005,869
	Morgan Stanley
	4.875%, due 11/1/22		$3,945,000	4,184,193
	5.00%, due 11/24/25		4,535,000	4,791,831
	5.75%, due 1/25/21		5,000,000	5,681,735
¤	PNC Bank N.A. 1.60%, due 6/1/18		15,485,000	15,439,613
	Regions Bank 7.50%, due 5/15/18		392,000	447,490
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24		3,700,000	3,738,795
	Santander Bank N.A. 2.00%, due 1/12/18		6,675,000	6,670,414
				146,868,576
	Beverages 1.1%
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19		2,000,000	2,365,718
	Constellation Brands, Inc.
	3.875%, due 11/15/19		5,000,000	5,099,375
	7.25%, due 9/1/16		1,723,000	1,817,765
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (a)		2,450,000	2,640,752
	PepsiCo., Inc. 0.70%, due 2/26/16		7,980,000	7,990,989
				19,914,599
	Building Materials 0.5%
	Building Materials Corporation of America
	5.375%, due 11/15/24 (a)		4,940,000	4,951,856
	6.75%, due 5/1/21 (a)		2,105,000	2,210,250
	USG Corp. 5.50%, due 3/1/25 (a)		1,960,000	1,964,900
				9,127,006
	Chemicals 1.3%
	Dow Chemical Co. (The) 9.40%, due 5/15/39		5,000,000	7,614,190
	Eastman Chemical Co. 2.70%, due 1/15/20		5,320,000	5,320,622
	Huntsman International LLC 5.125%, due 11/15/22 (a)		5,000,000	4,825,000
	WR Grace & Co. 5.125%, due 10/1/21 (a)		5,595,000	5,650,950
				23,410,762
	Commercial Services 0.8%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23		500,000	502,500
	Hertz Corp. (The)
	6.25%, due 10/15/22		500,000	510,000
	6.75%, due 4/15/19		2,895,000	2,988,190
	7.375%, due 1/15/21		1,655,000	1,725,338
	United Rentals North America, Inc.
	4.625%, due 7/15/23		3,885,000	3,831,581
	7.625%, due 4/15/22		3,750,000	4,073,437
				13,631,046
	Computers 0.8%
	Hewlett-Packard Co.
	2.65%, due 6/1/16		3,435,000	3,476,591
	4.65%, due 12/9/21		2,200,000	2,326,806
	NCR Corp.
	5.00%, due 7/15/22		4,150,000	4,118,875
	6.375%, due 12/15/23		2,975,000	3,134,906
	SunGard Data Systems, Inc. 6.625%, due 11/1/19		500,000	516,770
				13,573,948
	Diversified Financial Services 0.5%
	Alterra Finance LLC 6.25%, due 9/30/20		2,900,000	3,321,851
	General Electric Capital Corp. 5.40%, due 2/15/17		2,985,000	3,176,888
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		1,780,000	1,782,001
				8,280,740
	Electric 1.8%
	Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (a)		185,000	212,066
	Calpine Corp. 5.75%, due 1/15/25		6,930,000	6,756,750
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)		3,000,000	3,430,113
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (a)		6,000,000	6,248,622
	IPALCO Enterprises, Inc.
	3.45%, due 7/15/20 (a)		1,375,000	1,371,562
	5.00%, due 5/1/18		1,000,000	1,048,125
	N.V. Energy, Inc. 6.25%, due 11/15/20		5,000,000	5,804,150
	PPL Capital Funding, Inc. 5.00%, due 3/15/44		1,000,000	1,055,872
	PPL WEM, Ltd. / Western Power Distribution, Ltd. 3.90%, due 5/1/16 (a)		950,000	966,532
	Public Service Co. of New Mexico 7.95%, due 5/15/18		604,000	700,841
	Puget Energy, Inc. 6.50%, due 12/15/20		3,155,000	3,712,993
				31,307,626
	Electronics 0.0%‡
	Corning, Inc. 6.625%, due 5/15/19		500,000	580,564

	Engineering & Construction 0.4%
	MasTec, Inc. 4.875%, due 3/15/23		3,605,000	3,145,362
	SBA Tower Trust 2.933%, due 12/15/42 (a)		3,225,000	3,263,868
				6,409,230
	Entertainment 0.4%
	Isle of Capri Casinos, Inc. 8.875%, due 6/15/20		450,000	486,000
	Pinnacle Entertainment, Inc.
	7.75%, due 4/1/22		450,000	504,000
	8.75%, due 5/15/20		1,000,000	1,052,500
	Scientific Games International, Inc. 7.00%, due 1/1/22 (a)		4,000,000	4,145,000
				6,187,500
	Finance - Auto Loans 0.3%
	Ally Financial, Inc.
	5.50%, due 2/15/17		722,000	753,588
	6.25%, due 12/1/17		53,000	56,710
	7.50%, due 9/15/20		166,000	194,037
	8.00%, due 11/1/31		3,580,000	4,278,100
				5,282,435
	Finance - Consumer Loans 0.5%
	Navient Corp.
	5.00%, due 10/26/20		500,000	461,250
	6.00%, due 1/25/17		3,935,000	4,011,241
	Springleaf Finance Corp. 6.00%, due 6/1/20		5,000,000	5,112,500
				9,584,991
	Finance - Credit Card 0.3%
	Capital One Bank USA N.A. 3.375%, due 2/15/23		3,046,000	2,938,400
	Discover Financial Services 3.85%, due 11/21/22		1,526,000	1,496,852
				4,435,252
	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18		275,000	310,434
	Jefferies Group LLC
	5.125%, due 1/20/23		1,190,000	1,213,978
	6.45%, due 6/8/27		1,960,000	2,150,157
	8.50%, due 7/15/19		2,800,000	3,338,656
				7,013,225
	Finance - Leasing Companies 0.1%
	International Lease Finance Corp. 5.75%, due 5/15/16		2,070,000	2,121,750

	Finance - Mortgage Loan/Banker 0.5%
	Countrywide Financial Corp. 6.25%, due 5/15/16		8,615,000	8,928,302

	Finance - Other Services 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		2,255,000	2,333,925
	6.00%, due 8/1/20		4,090,000	4,304,725
				6,638,650
	Food 1.0%
	Grupo Bimbo S.A.B. de C.V. 3.875%, due 6/27/24 (a)		7,000,000	6,958,070
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)		4,375,000	4,257,413
	Tyson Foods, Inc. 5.15%, due 8/15/44		6,000,000	6,230,658
				17,446,141
	Food Services 0.2%
	Aramark Services, Inc. 5.75%, due 3/15/20		4,215,000	4,404,675

	Forest Products & Paper 0.0%‡
	Georgia-Pacific LLC 8.875%, due 5/15/31		50,000	72,506

	Health Care - Products 0.8%
	Alere, Inc. 6.50%, due 6/15/20		4,963,000	5,161,520
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (a)		475,000	495,187
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25		8,900,000	8,595,629
				14,252,336
	Health Care - Services 2.4%
	Anthem, Inc.
	2.30%, due 7/15/18		7,949,000	7,962,275
	4.65%, due 1/15/43		3,895,000	3,700,963
	CHS / Community Health Systems, Inc.
	6.875%, due 2/1/22		450,000	481,500
	7.125%, due 7/15/20		3,750,000	3,993,750
	Cigna Corp. 3.25%, due 4/15/25		3,730,000	3,532,952
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22		3,950,000	4,206,750
	Fresenius Medical Care U.S. Finance, Inc.
	5.75%, due 2/15/21 (a)		825,000	884,812
	6.50%, due 9/15/18 (a)		65,000	71,825
	6.875%, due 7/15/17		1,250,000	1,362,500
	Fresenius Medical Care U.S. Finance II, Inc. 5.625%, due 7/31/19 (a)		2,690,000	2,938,825
	HCA, Inc. 5.00%, due 3/15/24		6,000,000	6,247,500
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (a)		5,475,000	5,666,625
	Roche Holdings, Inc. 6.00%, due 3/1/19 (a)		788,000	898,854
	Tenet Healthcare Corp. 8.125%, due 4/1/22		450,000	504,846
				42,453,977
	Holding Company - Diversified 0.4%
	Hutchison Whampoa International 14, Ltd. 3.625%, due 10/31/24 (a)		7,400,000	7,338,536

	Home Builders 1.3%
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (a)		475,000	479,750
	KB Home 7.25%, due 6/15/18		6,450,000	6,949,875
	NVR, Inc. 3.95%, due 9/15/22		6,420,000	6,546,416
	Standard Pacific Corp. 5.875%, due 11/15/24		5,820,000	5,980,050
	TRI Pointe Holdings, Inc.
	4.375%, due 6/15/19		500,000	495,000
	5.875%, due 6/15/24		3,180,000	3,132,300
				23,583,391
	Home Furnishing 0.6%
	Whirlpool Corp. (MTN) 4.85%, due 6/15/21		8,850,000	9,720,937

	Housewares 0.3%
	Tupperware Brands Corp. 4.75%, due 6/1/21		4,785,000	5,009,603

	Insurance 3.9%
	Genworth Holdings, Inc.
	4.90%, due 8/15/23		3,487,000	3,094,713
	8.625%, due 12/15/16		4,300,000	4,590,250
	Hartford Financial Services Group, Inc. (The)
	6.00%, due 1/15/19		600,000	668,118
	6.10%, due 10/1/41		4,495,000	5,393,919
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (a)		2,020,000	2,082,810
	6.50%, due 3/15/35 (a)		335,000	385,841
	6.50%, due 5/1/42 (a)		3,675,000	4,374,786
	Markel Corp.
	3.625%, due 3/30/23		2,515,000	2,510,199
	5.00%, due 3/30/43		2,500,000	2,522,388
	Protective Life Corp.
	6.40%, due 1/15/18		3,050,000	3,366,581
	7.375%, due 10/15/19		4,180,000	4,952,418
	8.45%, due 10/15/39		4,670,000	6,413,717
	Prudential Financial, Inc. 7.375%, due 6/15/19		6,550,000	7,764,606
	Travelers Cos., Inc. (The) 6.25%, due 6/20/16		1,200,000	1,259,194
	Unum Group 7.125%, due 9/30/16		750,000	796,883
	Validus Holdings, Ltd. 8.875%, due 1/26/40		2,570,000	3,351,175
	Voya Financial, Inc.
	2.90%, due 2/15/18		6,380,000	6,547,424
	5.50%, due 7/15/22		3,520,000	3,986,917
	XLIT, Ltd. 6.50%, due 10/29/49 (b)		4,475,000	3,792,562
				67,854,501
	Internet 0.7%
	Alibaba Group Holding, Ltd. 1.625%, due 11/28/17 (a)		6,575,000	6,545,998
	Baidu, Inc. 3.25%, due 8/6/18		5,000,000	5,109,305
				11,655,303
	Iron & Steel 0.9%
	AK Steel Corp. 7.625%, due 10/1/21		2,525,000	1,780,125
	ArcelorMittal 7.75%, due 10/15/39		5,290,000	5,104,850
	Cliffs Natural Resources, Inc. 4.875%, due 4/1/21		4,380,000	1,182,600
	United States Steel Corp.
	7.375%, due 4/1/20		450,000	436,500
	7.50%, due 3/15/22		3,600,000	3,420,000
	Vale Overseas, Ltd. 6.875%, due 11/21/36		3,560,000	3,320,412
				15,244,487
	Leisure Time 0.2%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (a)		2,925,000	3,027,375

	Lodging 1.2%
	MGM Resorts International 6.00%, due 3/15/23		5,000,000	5,087,500
	Wyndham Worldwide Corp.
	2.50%, due 3/1/18		1,735,000	1,736,187
	4.25%, due 3/1/22		6,370,000	6,427,279
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (a)		8,510,000	8,190,875
				21,441,841
	Machinery - Construction & Mining 0.1%
	Terex Corp. 6.00%, due 5/15/21		1,000,000	1,003,750

	Machinery - Diversified 0.4%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (a)		7,100,000	7,774,500

	Media 3.8%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.75%, due 1/15/24		500,000	509,063
	6.50%, due 4/30/21		5,000,000	5,228,125
	CCO Safari II LLC 4.464%, due 7/23/22 (a)		6,000,000	6,032,400
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		1,145,000	1,193,663
	Series B 7.625%, due 3/15/20		3,450,000	3,624,656
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	3.50%, due 3/1/16		5,000,000	5,069,025
	5.00%, due 3/1/21		6,300,000	6,805,279
	DISH DBS Corp.
	4.625%, due 7/15/17		600,000	615,750
	5.875%, due 7/15/22		475,000	472,625
	7.125%, due 2/1/16		955,000	977,681
	iHeartCommunications, Inc.
	9.00%, due 3/1/21		2,500,000	2,262,500
	9.00%, due 9/15/22		4,925,000	4,417,109
	NBC Universal Media LLC
	5.15%, due 4/30/20		7,900,000	8,876,859
	5.95%, due 4/1/41		4,474,000	5,358,747
	Time Warner Cable, Inc. 8.75%, due 2/14/19		7,000,000	8,303,253
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		3,660,000	4,556,279
	Time Warner, Inc. 7.70%, due 5/1/32		1,980,000	2,632,570
				66,935,584
	Mining 0.8%
	Anglo American Capital PLC 9.375%, due 4/8/19 (a)		4,880,000	5,786,099
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21		4,500,000	4,607,019
	Vedanta Resources PLC 7.125%, due 5/31/23 (a)		4,270,000	3,757,600
				14,150,718
	Miscellaneous - Manufacturing 1.1%
	Amsted Industries, Inc.
	5.00%, due 3/15/22 (a)		500,000	498,750
	5.375%, due 9/15/24 (a)		5,850,000	5,791,500
	Bombardier, Inc. 6.125%, due 1/15/23 (a)		2,105,000	1,705,050
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (a)		3,000,000	2,662,500
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (a)		265,000	318,467
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		5,685,000	4,604,850
	Tyco Electronics Group S.A. 6.55%, due 10/1/17		2,945,000	3,249,813
				18,830,930
	Oil & Gas 3.5%
	BP Capital Markets PLC 3.20%, due 3/11/16		3,050,000	3,094,652
	CHC Helicopter S.A. 9.25%, due 10/15/20		265,500	169,920
	Chesapeake Energy Corp.
	4.875%, due 4/15/22		2,760,000	2,221,800
	6.50%, due 8/15/17		192,000	187,200
	6.625%, due 8/15/20		3,775,000	3,378,625
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (c)(d)(e)		225,000	63,000
	Chevron Corp. 1.961%, due 3/3/20		1,855,000	1,843,418
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (a)		4,025,000	3,944,500
	CNOOC Finance 2011, Ltd. 4.25%, due 1/26/21 (a)		5,490,000	5,748,760
	Concho Resources, Inc. 5.50%, due 4/1/23		5,625,000	5,625,000
	Continental Resources, Inc. 5.00%, due 9/15/22		5,250,000	5,000,625
	Eni S.p.A. 4.15%, due 10/1/20 (a)		2,900,000	3,059,958
	Linn Energy LLC / Linn Energy Finance Corp. 6.50%, due 9/15/21		575,000	330,625
	Marathon Petroleum Corp. 6.50%, due 3/1/41		3,480,000	3,949,414
	Sanchez Energy Corp. 6.125%, due 1/15/23		5,000,000	4,050,000
	SM Energy Co. 5.00%, due 1/15/24		4,000,000	3,660,000
	Valero Energy Corp. 6.125%, due 6/15/17		9,600,000	10,384,675
	Whiting Petroleum Corp. 5.00%, due 3/15/19		4,100,000	3,936,000
				60,648,172
	Oil & Gas Services 0.0%‡
	Basic Energy Services, Inc. 7.75%, due 10/15/22		575,000	415,437

	Packaging & Containers 0.2%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.75%, due 1/31/21 (a)		475,000	486,875
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (a)		3,000,000	3,000,000
	Reynolds Group Issuer, Inc. 8.25%, due 2/15/21		475,000	492,812
				3,979,687
	Pharmaceuticals 1.8%
	Abbott Laboratories 2.00%, due 3/15/20		7,420,000	7,366,806
	Actavis Funding SCS 4.75%, due 3/15/45		2,435,000	2,295,913
	Cardinal Health, Inc. 1.95%, due 6/15/18		565,000	565,959
	Eli Lilly & Co. 1.25%, due 3/1/18		8,500,000	8,483,807
	Endo Finance LLC 6.00%, due 2/1/25 (a)		4,015,000	4,135,450
	Zoetis, Inc.
	3.25%, due 2/1/23		6,885,000	6,596,229
	4.70%, due 2/1/43		2,745,000	2,614,846
				32,059,010
	Pipelines 4.8%
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20 (a)		6,190,000	6,219,050
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21		408,000	432,654
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24		3,010,000	3,062,675
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22		3,500,000	3,618,059
	6.05%, due 6/1/41		1,310,000	1,276,523
	9.70%, due 3/15/19		2,000,000	2,429,440
	EnLink Midstream Partners, L.P.
	4.40%, due 4/1/24		4,130,000	4,041,523
	5.60%, due 4/1/44		3,975,000	3,869,722
¤	Hiland Partners, L.P. / Hiland Partners Finance Corp.
	5.50%, due 5/15/22 (a)		7,350,000	7,579,687
	7.25%, due 10/1/20 (a)		8,000,000	8,630,000
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41		2,385,000	2,362,636
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (a)		3,720,000	4,011,410
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 4.875%, due 6/1/25		7,505,000	7,298,612
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19		600,000	702,195
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		5,137,000	5,407,417
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19 (a)		5,500,000	5,500,000
	5.00%, due 1/15/18 (a)		4,000,000	4,140,000
	6.875%, due 2/1/21		450,000	468,000
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (a)		3,070,000	3,177,450
	6.25%, due 10/15/22 (a)		4,000,000	4,180,000
	Williams Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23		4,900,000	4,798,692
				83,205,745
	Real Estate 0.3%
	ProLogis, L.P. 4.25%, due 8/15/23		5,400,000	5,582,644

	Real Estate Investment Trusts 1.2%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22		3,325,000	3,525,444
	American Tower Corp. 4.50%, due 1/15/18		2,750,000	2,893,908
	Crown Castle International Corp. 5.25%, due 1/15/23		126,000	131,985
	Health Care REIT, Inc. 5.25%, due 1/15/22		3,000,000	3,287,283
	Iron Mountain, Inc. 5.75%, due 8/15/24		6,175,000	6,221,313
	Ventas Realty, L.P. / Ventas Capital Corp.
	4.00%, due 4/30/19		2,920,000	3,076,649
	4.25%, due 3/1/22		1,370,000	1,419,758
	Weyerhaeuser Co. 7.375%, due 10/1/19		131,000	154,753
				20,711,093
	Retail 2.5%
	CVS Health Corp. 2.80%, due 7/20/20		6,880,000	6,940,895
	CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(d)		71,492	79,447
	Dollar Tree, Inc. 5.75%, due 3/1/23 (a)		3,470,000	3,660,850
	L Brands, Inc. 8.50%, due 6/15/19		127,000	149,384
	Macy's Retail Holdings, Inc.
	3.875%, due 1/15/22		5,500,000	5,668,696
	6.90%, due 4/1/29		1,988,000	2,458,369
	7.45%, due 7/15/17		5,500,000	6,105,913
	Nordstrom, Inc. 5.00%, due 1/15/44		2,643,000	2,849,939
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21		5,955,000	6,431,471
	QVC, Inc.
	4.45%, due 2/15/25		1,535,000	1,484,213
	4.85%, due 4/1/24		1,550,000	1,552,544
	Walgreens Boots Alliance, Inc. 3.30%, due 11/18/21		6,440,000	6,406,325
				43,788,046
	Semiconductors 0.3%
	Freescale Semiconductor, Inc. 5.00%, due 5/15/21 (a)		5,860,000	5,951,562

	Telecommunications 2.1%
	Crown Castle Towers LLC 5.495%, due 1/15/37 (a)		3,578,000	3,682,785
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		946,000	1,038,117
	Intelsat Luxembourg S.A. 6.75%, due 6/1/18		475,000	444,125
	Sprint Capital Corp.
	6.875%, due 11/15/28		755,000	639,863
	6.90%, due 5/1/19		475,000	465,500
	8.75%, due 3/15/32		500,000	473,125
	T-Mobile USA, Inc.
	6.375%, due 3/1/25		500,000	524,375
	6.731%, due 4/28/22		5,500,000	5,830,000
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		480,000	552,000
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		7,610,000	8,051,273
	5.462%, due 2/16/21		785,000	875,180
	Verizon Communications, Inc.
	3.45%, due 3/15/21		785,000	799,764
	5.15%, due 9/15/23		9,680,000	10,653,992
	6.55%, due 9/15/43		845,000	998,308
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21		1,160,000	1,225,250
				36,253,657
	Textiles 0.3%
	Cintas Corp. No 2 2.85%, due 6/1/16		5,480,000	5,564,436

	Toys, Games & Hobbies 0.3%
	Hasbro, Inc.
	5.10%, due 5/15/44		4,045,000	4,044,778
	6.35%, due 3/15/40		1,500,000	1,733,292
				5,778,070
	Trucking & Leasing 0.4%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.75%, due 5/11/17 (a)		7,330,000	7,571,875

	Total Corporate Bonds (Cost $1,060,247,424)			1,056,215,331

	Mortgage-Backed Securities 2.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.2%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.782%, due 4/10/49 (f)		2,560,000	2,671,844
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.421%, due 12/25/36 (a)(b)		108,753	98,355
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.705%, due 6/11/40 (f)		2,270,000	2,401,099
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48		2,446,618	2,521,191
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)		1,235,432	1,246,987
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.349%, due 12/10/49 (f)		1,190,591	1,276,337
	Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B 6.238%, due 12/10/49 (f)		4,507,228	4,761,612
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		2,470,000	2,779,390
	Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.224%, due 4/10/37 (f)		804,408	803,707
	GS Mortgage Securities Trust
	Series 2006-GG6, Class A4 5.553%, due 4/10/38 (b)		2,838,289	2,848,921
	Series 2007-GG10, Class A4 5.989%, due 8/10/45 (f)		2,777,871	2,947,735
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2007-LDPX, Class A3 5.42%, due 1/15/49		3,323,733	3,478,636
	Series 2007-CB18, Class A4 5.44%, due 6/12/47		2,130,100	2,222,802
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40 (b)		1,324,039	1,386,139
	Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4 6.104%, due 6/11/49 (f)		2,444,130	2,601,236
	Timberstar Trust 1 Series 2006-1A, Class A 5.668%, due 10/15/36 (a)		160,000	166,896
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 6.15%, due 2/15/51 (f)		2,945,059	3,088,574
				37,301,461
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.71%, due 2/25/42 (a)(b)(c)(d)		316,657	270,742

	Total Mortgage-Backed Securities (Cost $34,805,482)			37,572,203

	U.S. Government & Federal Agencies 32.5%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡
	Series 1991-66, Class J 8.125%, due 6/25/21		220	244

	Federal Home Loan Bank 0.8%
	1.50%, due 2/28/17		13,370,000	13,379,613

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.9%
	2.50%, due 6/1/35 (b)		103,813	110,922
	3.00%, due 6/1/43		8,696,631	8,744,694
	3.00%, due 4/1/45		18,221,376	18,293,437
	3.50%, due 12/1/41		8,738,593	9,089,634
	3.50%, due 5/1/42		8,215,467	8,545,033
	3.50%, due 2/1/43		7,934,638	8,247,707
	3.50%, due 5/1/43		3,326,333	3,456,265
	3.50%, due 5/1/44		11,297,458	11,758,967
	4.00%, due 8/1/31		2,435,664	2,613,596
	4.00%, due 1/1/41		2,841,809	3,059,289
	4.00%, due 2/1/41		5,222,048	5,590,231
	4.00%, due 4/1/41		1,383,714	1,479,621
	4.00%, due 1/1/42		16,120,955	17,307,409
	4.00%, due 6/1/42		6,035,338	6,470,694
	4.00%, due 8/1/44		9,886,761	10,620,360
	4.50%, due 9/1/39		406,280	449,291
	4.50%, due 1/1/40		2,918,091	3,202,425
	4.50%, due 12/1/40		2,037,738	2,251,738
	4.50%, due 5/1/41		1,966,975	2,147,512
	4.50%, due 6/1/41		9,022,400	9,886,346
	4.50%, due 8/1/41		4,135,132	4,513,582
	5.00%, due 8/1/33		248,610	277,133
	5.50%, due 1/1/21		86,818	93,873
	5.50%, due 2/1/33		82,146	91,976
	5.50%, due 7/1/34		250,227	281,217
	5.50%, due 4/1/37		14,247	15,910
	5.50%, due 5/1/37		9,001	10,048
	5.50%, due 7/1/37		45,680	50,991
	5.50%, due 1/1/38		80,092	91,035
	6.00%, due 2/1/27		59,260	66,901
	6.00%, due 3/1/36		84,926	96,653
	6.50%, due 4/1/37		138,878	161,682
				139,076,172
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.5%
	3.00%, due 4/1/43		13,690,721	13,828,154
	3.50%, due 2/1/41		8,027,210	8,348,985
	3.50%, due 3/1/41		730,513	759,765
	3.50%, due 11/1/41		13,210,253	13,749,174
	3.50%, due 1/1/42		2,174,905	2,272,427
	3.50%, due 3/1/42		7,525,119	7,830,500
	3.50%, due 10/1/42		3,837,093	3,998,625
	3.50%, due 2/1/43		3,617,757	3,773,246
	3.50%, due 3/1/43		6,337,001	6,602,593
	3.50%, due 5/1/43		3,371,956	3,506,673
	3.50%, due 6/1/43		1,011,660	1,054,285
	4.00%, due 9/1/31		1,885,350	2,023,882
	4.00%, due 11/1/40		1,352,411	1,458,734
	4.00%, due 1/1/41		3,740,188	4,025,022
	4.00%, due 2/1/41		19,690,501	21,079,433
	4.00%, due 3/1/41		3,619,473	3,904,237
	4.00%, due 10/1/41		4,603,750	4,966,001
	4.00%, due 1/1/42		8,538,774	9,149,753
	4.00%, due 2/1/42		2,436,517	2,592,807
	4.00%, due 3/1/42		11,906,128	12,770,390
	4.00%, due 7/1/42		2,633,240	2,821,984
	4.00%, due 9/1/42		4,890,168	5,245,406
	4.00%, due 9/1/44		7,538,008	8,036,192
	4.50%, due 4/1/18		25,091	26,164
	4.50%, due 7/1/18		144,723	150,917
	4.50%, due 11/1/18		183,119	190,956
	4.50%, due 6/1/23		220,827	234,309
	4.50%, due 6/1/39		13,084,299	14,261,065
	4.50%, due 8/1/39		4,586,784	5,058,869
	4.50%, due 9/1/39		4,891,364	5,329,837
	4.50%, due 1/1/40		725,663	788,924
	4.50%, due 8/1/40		1,478,396	1,607,263
	4.50%, due 9/1/40		9,314,842	10,184,123
	4.50%, due 12/1/40		9,386,282	10,310,277
	4.50%, due 7/1/41		4,372,516	4,803,812
	4.50%, due 8/1/41		2,408,007	2,644,992
	4.50%, due 8/1/42		2,534,674	2,784,434
	5.00%, due 9/1/17		45,886	48,035
	5.00%, due 9/1/20		35,149	36,795
	5.00%, due 10/1/20		76,217	80,840
	5.00%, due 12/1/20		121,089	128,729
	5.00%, due 7/1/33		504,698	559,136
	5.00%, due 10/1/33		207,732	231,448
	5.00%, due 5/1/35		1,174,640	1,300,491
	5.00%, due 6/1/35		2,102,768	2,333,763
	5.00%, due 7/1/35		210,083	232,225
	5.00%, due 1/1/36		242,127	267,928
	5.00%, due 2/1/36		1,833,016	2,028,872
	5.00%, due 5/1/36		669,889	741,495
	5.00%, due 9/1/36		178,341	197,361
	5.50%, due 2/1/17		22,320	22,785
	5.50%, due 6/1/21		151,959	165,536
	5.50%, due 6/1/33		1,147,278	1,298,244
	5.50%, due 11/1/33		182,638	206,634
	5.50%, due 12/1/33		134,816	152,273
	5.50%, due 4/1/34		484,880	547,675
	5.50%, due 5/1/34		658,867	745,697
	5.50%, due 6/1/34		173,862	196,929
	5.50%, due 3/1/35		240,876	271,134
	5.50%, due 4/1/36		453,161	508,303
	5.50%, due 12/1/36		119,659	134,303
	5.50%, due 1/1/37		559,627	639,254
	5.50%, due 4/1/37		354,724	397,737
	5.50%, due 7/1/37		524,345	598,718
	5.50%, due 8/1/37		157,878	177,547
	5.50%, due 9/1/37		3,770	4,227
	6.00%, due 8/1/17		6,595	6,796
	6.00%, due 1/1/33		67,893	77,092
	6.00%, due 3/1/33		68,365	78,240
	6.00%, due 8/1/34		3,058	3,494
	6.00%, due 9/1/35		191,818	221,109
	6.00%, due 6/1/36		79,501	90,253
	6.00%, due 12/1/36		145,435	166,526
	6.00%, due 4/1/37		60,375	66,330
	6.00%, due 9/1/37		22,678	25,748
	6.00%, due 10/1/37		251,356	276,168
	6.00%, due 11/1/37		18,465	20,965
	6.00%, due 1/1/38		2,575	2,918
	6.00%, due 11/1/38		134,256	152,099
	6.50%, due 6/1/31		26,464	30,374
	6.50%, due 8/1/31		14,583	16,738
	6.50%, due 10/1/31		11,797	13,541
	6.50%, due 6/1/32		33,027	37,906
	6.50%, due 6/1/36		8,065	9,635
	6.50%, due 7/1/36		16,041	18,420
	6.50%, due 8/1/36		2,104	2,491
	6.50%, due 11/1/36		88,003	101,545
	6.50%, due 2/1/37		34,864	41,907
	6.50%, due 7/1/37		7,165	8,332
	6.50%, due 8/1/37		25,913	29,741
	6.50%, due 9/1/37		78,384	89,965
	6.50%, due 3/1/38		110,868	127,248
				218,143,905
	Freddie Mac (Collateralized Mortgage Obligation) 0.0%‡
	Series 2690, Class PG 5.00%, due 4/15/32		12,257	12,257

	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.7%
	4.00%, due 11/20/40		591,232	634,686
	4.00%, due 12/20/44		10,597,588	11,251,685
	6.00%, due 2/15/29		11,678	13,194
	6.00%, due 4/15/29		73,912	85,969
	6.00%, due 8/15/32		148,176	172,073
	6.50%, due 7/15/28		19,944	23,369
	6.50%, due 5/15/29		10,528	12,467
				12,193,443
¤	United States Treasury Bonds 4.6%
	2.75%, due 11/15/42		9,610,000	9,266,894
	2.875%, due 5/15/43		25,641,000	25,330,513
	3.00%, due 11/15/44		32,555,000	32,951,780
	3.125%, due 8/15/44		7,075,000	7,336,443
	5.375%, due 2/15/31		2,525,000	3,471,284
	6.25%, due 5/15/30		1,240,000	1,826,287
				80,183,201
¤	United States Treasury Notes 6.0%
	1.00%, due 11/30/19		6,260,000	6,148,985
	1.25%, due 10/31/18		2,395,000	2,406,228
	1.25%, due 1/31/20		36,850,000	36,516,065
	1.375%, due 9/30/18		1,700,000	1,715,805
	2.00%, due 8/31/21		6,000,000	6,063,750
	2.25%, due 11/15/24		28,500,000	28,640,277
	2.50%, due 5/15/24		23,795,000	24,454,931
				105,946,041
	United States Treasury Strip Principal 0.0%‡
	(zero coupon), due 8/15/23		820,000	693,814

	Total U.S. Government & Federal Agencies (Cost $564,349,860)			569,628,690

	Total Long-Term Bonds (Cost $1,660,048,691)			1,664,130,699

			Shares
	Common Stock 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc. (c)(d)(e)		2	869

	Total Common Stock (Cost $4)			869

			Principal Amount
	Short-Term Investment 4.9%
	Repurchase Agreement 4.9%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $85,784,313 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/07/22, with a Principal Amount of $89,640,000 and a Market Value of $87,502,713)		$85,784,313	85,784,313

	Total Short-Term Investment (Cost $85,784,313)			85,784,313

	Total Investments (Cost $1,745,833,008) (g)		100.0%	1,749,915,881

	Other Assets, Less Liabilities		0.0 ‡	844,405

	Net Assets		100.0%	$1,750,760,286

¤	Among the Fund's 10 largest holdings or issuers, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2015.
(c)	Illiquid security - As of July 31, 2015, the total market value of these securities was $334,611, which represented less than one-tenth of a percent of the Fund's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of these securities was $414,058, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Restricted security.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2015.
(g)	As of July 31, 2015, cost was $1,745,874,730 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$31,557,977
Gross unrealized depreciation	(27,516,826)
Net unrealized appreciation	$4,041,151

As of July 31, 2015, the Fund held the following foreign currency forward contract:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)
Pound Sterling vs. U.S. Dollar	9/17/15	JPMorgan Chase Bank	GBP	5,680,000	$8,807,664	$(59,763)
Net unrealized depreciation on foreign currency forward contract						$(59,763)

As of July 31, 2015, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(2,012)	September 2015	$(440,753,750)	$(707,926)
5-Year United States Treasury Note	(371)	September 2015	(44,462,031)	(238,487)
10-Year United States Treasury Note	(789)	September 2015	(100,548,188)	(692,111)
United States Treasury Bond Ultra Long	173	September 2015	27,598,906	73,955
			$(558,165,063)	$(1,564,569)

1. As of July 31, 2015, cash in the amount of $2,226,550 was on deposit with brokers for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2015.

The following abbreviations are used in the preceding pages:

GBP	—British Pound Sterling
MTN	—Medium Term Note

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$714,475	$—	$714,475
Corporate Bonds (b)	—	1,056,072,884	142,447	1,056,215,331
Mortgage-Backed Securities (c)	—	37,301,461	270,742	37,572,203
U.S. Government & Federal Agencies	—	569,628,690	—	569,628,690
Total Long-Term Bonds	—	1,663,717,510	413,189	1,664,130,699
Common Stock (d)	—	—	869	869
Short-Term Investment
Repurchase Agreement	—	85,784,313	—	85,784,313
Total Investments in Securities	—	1,749,501,823	414,058	1,749,915,881
Other Financial Instruments
Futures Contracts Long (e)	73,955	—	—	73,955
Total Investments in Securities and Other Financial Instruments	$73,955	$1,749,501,823	$414,058	$1,749,989,836

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contract (e)	$—	$(59,763)	$—	$(59,763)
Futures Contracts Short (e)	(1,638,524)	—	—	(1,638,524)
Total Other Financial Instruments	$(1,638,524)	$(59,763)	$—	$(1,698,287)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $63,000 and $79,447 are held in Oil & Gas and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $270,742 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $869 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2015
Long-Term Bonds
Corporate Bonds
Oil & Gas	$-	$-	$-	$63,000	(a)	$-	$-		$-	$-	$63,000	$63,000
Retail	84,641	(77)	(79)	(1,236)		-	(3,802)		-	-	79,447	(842)
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	269,328	-	-	21,416		-	(20,002	)(b)	-	-	270,742	17,416
Common Stock
Media	757	-	-	112		-	-		-	-	869	112
Total	$354,726	$(77)	$(79)	$83,292		$-	$(23,804)		$-	$-	$414,058	$79,686

(a) Security received through litigation.

(b) Sales include principal reductions.

As of July 31, 2015, the Fund held the following restricted securities:

Security	Date of Acquisition	Principal Amount/ Shares	Cost	7/31/15 Value	Percent of Net Assets
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond 6.775%, due 3/15/19	11/26/14	$225,000	$—	$63,000	0.0	%‡
ION Media Networks, Inc.
Common Stock	3/12/10	2	4	869	0.0	‡
Total			$4	$63,869	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay U.S. Equity Opportunities Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 124.1% †
	Aerospace & Defense 3.2%
	Boeing Co. (The) (a)	52,000	$7,496,840
	Cubic Corp.	8,300	368,271
	Engility Holdings, Inc.	5,954	130,452
	General Dynamics Corp.	14,513	2,164,033
	Huntington Ingalls Industries, Inc.	38,143	4,478,370
	Spirit AeroSystems Holdings, Inc. Class A (b)	80,400	4,526,520
	Textron, Inc.	102,700	4,487,990
			23,652,476
	Air Freight & Logistics 0.0%‡
	Atlas Air Worldwide Holdings, Inc. (b)	1,600	78,640

	Airlines 1.0%
	Hawaiian Holdings, Inc. (b)	4,464	96,958
	SkyWest, Inc.	188,200	3,116,592
	United Continental Holdings, Inc. (b)	74,401	4,195,472
			7,409,022
	Auto Components 1.0%
	Cooper Tire & Rubber Co.	30,300	997,779
	Goodyear Tire & Rubber Co. (The)	148,100	4,462,253
	Lear Corp.	6,813	709,029
	Tower International, Inc. (b)	46,000	1,201,980
			7,371,041
	Automobiles 1.4%
	Ford Motor Co. (a)	410,000	6,080,300
	General Motors Co.	83,828	2,641,420
	Tesla Motors, Inc. (b)	3,200	851,680
	Thor Industries, Inc.	16,800	938,784
			10,512,184
	Banks 7.1%
	Banco Latinoamericano de Comercio Exterior S.A. Class E	72,300	1,989,696
¤	Bank of America Corp. (a)	531,483	9,502,916
	Citigroup, Inc. (a)	91,068	5,323,835
	Fifth Third Bancorp	175,299	3,693,550
	First Republic Bank	54,302	3,463,925
¤	JPMorgan Chase & Co. (a)	168,819	11,569,166
	KeyCorp	226,781	3,365,430
	Signature Bank (b)	17,000	2,475,030
	SunTrust Banks, Inc.	88,963	3,944,620
	U.S. Bancorp	17,600	795,696
	Wells Fargo & Co. (a)	104,067	6,022,357
			52,146,221
	Beverages 1.1%
	Coca-Cola Co. (The)	24,789	1,018,332
	PepsiCo., Inc. (a)	73,584	7,089,819
			8,108,151
	Biotechnology 6.1%
	Acorda Therapeutics, Inc. (b)	47,108	1,618,631
	Alder Biopharmaceuticals, Inc. (b)	1,300	60,346
¤	Amgen, Inc. (a)	52,027	9,187,448
	Arena Pharmaceuticals, Inc. (b)	102,600	414,504
	Biogen, Inc. (a)(b)	18,000	5,738,040
	Celgene Corp. (b)	14,300	1,876,875
	Cepheid, Inc. (b)	47,100	2,618,289
	Dyax Corp. (b)	47,600	1,171,436
	Emergent BioSolutions, Inc. (b)	15,500	508,865
	Genomic Health, Inc. (b)	9,300	251,844
¤	Gilead Sciences, Inc. (a)	84,200	9,923,812
	Halozyme Therapeutics, Inc. (b)	21,400	499,476
	ImmunoGen, Inc. (b)	6,200	111,724
	Infinity Pharmaceuticals, Inc. (b)	35,600	311,144
	Insys Therapeutics, Inc. (b)	11,600	521,072
	MacroGenics, Inc. (b)	4,614	173,486
	Medivation, Inc. (b)	5,800	610,914
	Myriad Genetics, Inc. (b)	103,900	3,545,068
	Neurocrine Biosciences, Inc. (b)	1,800	90,216
	Ophthotech Corp. (b)	10,200	690,438
	Orexigen Therapeutics, Inc. (b)	35,800	143,200
	Raptor Pharmaceutical Corp. (b)	12,900	183,696
	Receptos, Inc. (b)	1,000	227,860
	Sangamo BioSciences, Inc. (b)	31,100	284,565
	United Therapeutics Corp. (b)	23,000	3,895,280
			44,658,229
	Building Products 1.5%
	American Woodmark Corp. (b)	50,300	3,307,728
	Apogee Enterprises, Inc.	11,500	634,570
	Continental Building Products, Inc. (b)	11,000	233,640
	Masco Corp.	13,541	357,347
	Owens Corning, Inc	105,900	4,749,615
	Universal Forest Products, Inc.	27,200	1,727,200
			11,010,100
	Capital Markets 4.1%
	Bank of New York Mellon Corp. (The) (a)	132,734	5,760,656
	Charles Schwab Corp. (The)	15,800	551,104
	Lazard, Ltd. Class A	80,540	4,462,721
	Legg Mason, Inc.	57,300	2,827,182
	LPL Financial Holdings, Inc.	39,292	1,852,618
	Northern Trust Corp.	25,700	1,965,793
	Raymond James Financial, Inc.	45,700	2,696,300
	State Street Corp.	68,021	5,207,688
	TD Ameritrade Holding Corp.	121,700	4,470,041
	Waddell & Reed Financial, Inc. Class A	8,100	363,771
			30,157,874
	Chemicals 2.9%
	A. Schulman, Inc.	15,600	580,788
	Ashland, Inc.	30,000	3,429,600
	Dow Chemical Co. (The) (a)	99,400	4,677,764
	Huntsman Corp.	113,600	2,158,400
	Kraton Performance Polymers, Inc. (b)	12,800	262,656
	LyondellBasell Industries, N.V. Class A (a)	51,893	4,869,120
	Mosaic Co. (The)	103,400	4,439,996
	Stepan Co.	10,800	529,308
			20,947,632
	Commercial Services & Supplies 1.0%
	Brink's Co. (The)	6,100	190,503
	Clean Harbors, Inc. (b)	50,800	2,515,616
	R.R. Donnelley & Sons Co.	86,700	1,521,585
	Tyco International PLC	13,000	493,870
	Waste Management, Inc.	55,100	2,817,263
			7,538,837
	Communications Equipment 3.4%
	Arris Group, Inc. (a)(b)	119,100	3,682,572
	Brocade Communications Systems, Inc.	365,100	3,745,926
	Ciena Corp. (b)	11,900	302,855
	Cisco Systems, Inc. (a)	313,925	8,921,748
	EchoStar Corp. Class A (b)	60,619	2,813,934
	Harris Corp.	28,600	2,372,084
	Juniper Networks, Inc.	86,800	2,466,856
	NETGEAR, Inc. (b)	10,100	338,249
	Palo Alto Networks, Inc. (b)	2,444	454,169
			25,098,393
	Construction & Engineering 0.1%
	Comfort Systems USA, Inc.	16,600	458,824

	Construction Materials 0.1%
	U.S. Concrete, Inc. (b)	25,400	1,075,182

	Consumer Finance 0.1%
	Santander Consumer USA Holdings, Inc. (b)	45,400	1,097,772

	Diversified Consumer Services 0.2%
	Regis Corp. (b)	80,400	1,176,252

	Diversified Financial Services 2.1%
¤	Berkshire Hathaway, Inc. Class B (a)(b)	75,689	10,803,848
	Voya Financial, Inc.	97,400	4,572,930
			15,376,778
	Diversified Telecommunication Services 1.4%
	AT&T, Inc.	52,669	1,829,721
	Verizon Communications, Inc. (a)	108,438	5,073,814
	Vonage Holdings Corp. (b)	554,900	3,545,811
			10,449,346
	Electric Utilities 0.3%
	Entergy Corp.	7,897	560,845
	Exelon Corp.	53,400	1,713,606
			2,274,451
	Electrical Equipment 0.7%
	Babcock & Wilcox Enterprises, Inc. (b)	24,900	491,028
	BWX Technologies, Inc.	49,800	1,223,088
	Emerson Electric Co.	4,000	207,000
	Encore Wire Corp.	32,200	1,105,426
	General Cable Corp.	142,800	2,330,496
	SolarCity Corp. (b)	1,335	77,430
			5,434,468
	Electronic Equipment, Instruments & Components 1.3%
	Jabil Circuit, Inc.	204,641	4,143,980
	Sanmina Corp. (b)	142,600	3,147,182
	TTM Technologies, Inc. (b)	222,800	2,034,164
			9,325,326
	Energy Equipment & Services 1.3%
	Cameron International Corp. (b)	6,000	302,760
	FMC Technologies, Inc. (b)	25,200	825,552
	Halliburton Co.	28,100	1,174,299
	Nabors Industries, Ltd.	61,258	711,206
	National Oilwell Varco, Inc.	8,600	362,318
	Oceaneering International, Inc.	18,400	736,368
	Patterson-UTI Energy, Inc.	40,637	669,901
	Pioneer Energy Services Corp. (b)	43,400	158,844
	Schlumberger, Ltd.	40,443	3,349,489
	Seventy Seven Energy, Inc. (b)	71,600	223,392
	Superior Energy Services, Inc.	39,300	668,100
			9,182,229
	Food & Staples Retailing 1.8%
	CVS Health Corp.	16,500	1,855,755
	Ingles Markets, Inc. Class A	34,200	1,582,776
	Kroger Co. (The) (a)	131,454	5,158,255
	Rite Aid Corp. (b)	143,800	1,281,258
	SpartanNash Co.	6,500	209,365
	Wal-Mart Stores, Inc.	42,092	3,029,782
			13,117,191
	Food Products 3.7%
	Archer-Daniels-Midland Co.	106,100	5,031,262
	Bunge, Ltd.	52,300	4,176,155
	ConAgra Foods, Inc.	26,501	1,167,634
	Dean Foods Co.	167,000	2,972,600
	Flowers Foods, Inc.	2,300	49,818
	Fresh Del Monte Produce, Inc.	60,300	2,383,056
	Ingredion, Inc.	54,200	4,780,440
	Pilgrim's Pride Corp.	75,900	1,642,476
	Sanderson Farms, Inc.	23,500	1,692,235
	Tyson Foods, Inc. Class A	73,000	3,237,550
			27,133,226
	Health Care Equipment & Supplies 2.5%
	Cynosure, Inc. Class A (b)	70,800	2,747,040
	Edwards Lifesciences Corp. (b)	23,800	3,621,408
	Hill-Rom Holdings, Inc.	7,500	420,225
	Inogen, Inc. (b)	51,100	2,271,906
	Masimo Corp. (b)	37,300	1,554,664
	Merit Medical Systems, Inc. (b)	84,400	2,157,264
	Natus Medical, Inc. (b)	14,600	659,336
	NuVasive, Inc. (b)	58,807	3,234,973
	Orthofix International N.V. (b)	46,900	1,564,584
			18,231,400
	Health Care Providers & Services 5.5%
	Aetna, Inc.	22,010	2,486,469
	AmerisourceBergen Corp.	45,800	4,843,350
	Anthem, Inc. (a)	34,062	5,254,745
	Cardinal Health, Inc.	21,510	1,827,920
	Centene Corp. (b)	59,100	4,144,683
	Health Net, Inc. (b)	39,800	2,661,028
	Humana, Inc.	900	163,881
	Magellan Health, Inc. (b)	3,600	218,124
	McKesson Corp.	19,500	4,301,115
	Molina Healthcare, Inc. (b)	40,000	3,017,200
	PharMerica Corp. (b)	8,500	290,445
	Providence Service Corp. (The) (b)	55,000	2,588,300
	RadNet, Inc. (b)	176,500	1,180,785
	UnitedHealth Group, Inc. (a)	58,000	7,041,200
			40,019,245
	Health Care Technology 0.6%
	Allscripts Healthcare Solutions, Inc. (b)	314,300	4,544,778

	Hotels, Restaurants & Leisure 4.8%
	Aramark	24,700	785,954
	BJ's Restaurants, Inc. (b)	43,100	2,222,236
	Bloomin' Brands, Inc.	123,300	2,871,657
	Boyd Gaming Corp. (b)	1,000	17,090
	Carnival Corp. (a)	98,400	5,243,736
	Darden Restaurants, Inc. (a)	62,600	4,617,376
	Isle of Capri Casinos, Inc. (b)	20,100	366,624
	Marriott Vacations Worldwide Corp.	3,599	300,876
	MGM Resorts International (b)	96,100	1,885,482
	Panera Bread Co. Class A (b)	24,400	4,980,528
	Penn National Gaming, Inc. (b)	154,000	2,938,320
	Pinnacle Entertainment, Inc. (b)	9,000	346,500
	Red Robin Gourmet Burgers, Inc. (b)	31,800	2,914,470
	Royal Caribbean Cruises, Ltd. (a)	58,109	5,221,094
	SeaWorld Entertainment, Inc.	24,389	422,905
			35,134,848
	Household Durables 1.5%
	Ethan Allen Interiors, Inc.	29,700	896,643
	Harman International Industries, Inc.	33,100	3,563,546
	Helen of Troy, Ltd. (b)	23,400	2,054,052
	La-Z-Boy, Inc.	17,478	443,941
	Tempur Sealy International, Inc. (b)	4,431	334,762
	Universal Electronics, Inc. (b)	3,662	189,838
	Whirlpool Corp.	18,068	3,211,226
			10,694,008
	Household Products 0.4%
	Procter & Gamble Co. (The)	41,559	3,187,575

	Independent Power & Renewable Electricity Producers 0.2%
	Ormat Technologies, Inc.	21,000	854,280
	Pattern Energy Group, Inc.	17,700	432,411
			1,286,691
	Industrial Conglomerates 0.6%
	General Electric Co. (a)	174,585	4,556,669

	Insurance 2.4%
	American International Group, Inc. (a)	83,826	5,374,923
	Assurant, Inc.	46,200	3,446,520
	Assured Guaranty, Ltd.	28,900	706,894
	Axis Capital Holdings, Ltd.	7,800	448,968
	MetLife, Inc. (a)	93,200	5,194,968
	Prudential Financial, Inc.	31,100	2,747,996
			17,920,269
	Internet & Catalog Retail 2.7%
	1-800-Flowers.com, Inc. Class A (b)	49,500	492,525
	Amazon.com, Inc. (a)(b)	15,823	8,483,501
	Expedia, Inc.	42,292	5,135,941
	Groupon, Inc. (b)	215,600	1,039,192
	Lands' End, Inc. (b)	12,000	282,960
	Netflix, Inc. (b)	14,000	1,600,340
	Overstock.com, Inc. (b)	69,900	1,479,084
	Priceline Group, Inc. (The) (b)	800	994,856
			19,508,399
	Internet Software & Services 4.9%
	Blucora, Inc. (b)	82,200	1,164,774
	Cimpress N.V. (b)	1,600	103,248
	DHI Group, Inc. (b)	44,900	357,853
	EarthLink Holdings Corp.	186,900	1,371,846
	eBay, Inc. (a)(b)	103,957	2,923,271
	Facebook, Inc. Class A (a)(b)	71,400	6,712,314
	Google, Inc. Class A (a)(b)	9,437	6,204,827
	Google, Inc. Class C (a)(b)	9,523	5,957,684
	HomeAway, Inc. (b)	61,300	1,841,452
	IAC/InterActiveCorp	54,300	4,195,218
	Monster Worldwide, Inc. (b)	446,300	3,146,415
	Rackspace Hosting, Inc. (b)	46,500	1,582,395
	Stamps.com, Inc. (b)	4,200	288,120
			35,849,417
	IT Services 4.5%
	Accenture PLC Class A (a)	62,300	6,423,753
	Automatic Data Processing, Inc.	14,900	1,188,573
	Booz Allen Hamilton Holding Corp.	18,982	526,371
	Computer Sciences Corp. (a)	36,244	2,371,445
	CoreLogic, Inc. (b)	56,200	2,216,528
	International Business Machines Corp.	9,207	1,491,442
	Leidos Holdings, Inc.	105,100	4,288,080
	MasterCard, Inc. Class A	33,000	3,214,200
	PayPal Holdings, Inc. (b)	103,957	4,023,136
	Teradata Corp. (b)	23,600	875,796
	Visa, Inc. Class A	64,600	4,866,964
	Xerox Corp.	147,600	1,626,552
			33,112,840
	Leisure Products 0.1%
	Callaway Golf Co.	46,000	421,360
	Nautilus, Inc. (b)	15,500	327,515
			748,875
	Life Sciences Tools & Services 1.0%
	Bio-Rad Laboratories, Inc. Class A (b)	14,000	2,110,360
	Quintiles Transnational Holdings, Inc. (b)	59,800	4,587,856
	Thermo Fisher Scientific, Inc.	2,000	279,060
			6,977,276
	Machinery 1.9%
	AGCO Corp.	80,000	4,400,800
	Caterpillar, Inc.	2,000	157,260
	Chart Industries, Inc. (b)	20,800	567,840
	Cummins, Inc.	10,206	1,321,983
	Meritor, Inc. (b)	207,100	2,915,968
	Titan International, Inc.	161,500	1,508,410
	Trinity Industries, Inc.	6,800	198,968
	Wabash National Corp. (b)	223,100	3,065,394
			14,136,623
	Marine 0.4%
	Matson, Inc.	65,800	2,725,436

	Media 3.1%
	Carmike Cinemas, Inc. (b)	15,200	380,760
	Cinemark Holdings, Inc.	62,500	2,466,250
	Comcast Corp. Class A (a)	137,960	8,610,084
	DISH Network Corp. Class A (b)	17,500	1,130,675
	Interpublic Group of Cos., Inc. (The)	10,578	225,311
	News Corp. Class A (b)	128,400	1,891,332
	Scholastic Corp.	32,700	1,409,043
	Walt Disney Co. (The) (a)	55,875	6,705,000
			22,818,455
	Metals & Mining 1.1%
	Materion Corp.	17,000	520,200
	Newmont Mining Corp.	122,500	2,103,325
	Nucor Corp.	23,800	1,050,532
	Steel Dynamics, Inc.	210,516	4,216,636
	United States Steel Corp.	3,900	75,933
			7,966,626
	Multi-Utilities 0.3%
	PG&E Corp.	45,200	2,373,452

	Multiline Retail 1.4%
	Big Lots, Inc.	46,200	1,994,916
	Dillard's, Inc. Class A	9,800	998,424
	Macy's, Inc.	30,700	2,120,142
	Target Corp. (a)	62,399	5,107,358
			10,220,840
	Oil, Gas & Consumable Fuels 6.2%
	Alon USA Energy, Inc.	33,900	630,879
	Anadarko Petroleum Corp.	11,800	877,330
	Apache Corp.	12,000	550,320
	Cabot Oil & Gas Corp.	3,300	86,328
	Cheniere Energy, Inc. (b)	2,700	186,219
	Chesapeake Energy Corp.	26,100	226,026
	Chevron Corp. (a)	99,559	8,808,980
	Concho Resources, Inc. (b)	900	95,904
	ConocoPhillips	41,254	2,076,726
	Delek US Holdings, Inc.	32,400	1,155,708
	Devon Energy Corp.	13,100	647,402
	EOG Resources, Inc.	18,108	1,397,757
	EQT Corp.	900	69,165
¤	Exxon Mobil Corp. (a)	144,745	11,465,252
	Green Plains, Inc.	45,100	1,012,495
	Gulfport Energy Corp. (b)	3,200	104,832
	Hess Corp.	5,332	314,641
	HollyFrontier Corp.	3,027	146,083
	Kinder Morgan, Inc.	53,551	1,855,007
	Marathon Oil Corp.	21,700	455,917
	Marathon Petroleum Corp.	36,332	1,986,270
	Murphy Oil Corp.	2,700	88,533
	Newfield Exploration Co. (b)	23,600	773,844
	Noble Energy, Inc.	4,500	158,535
	Occidental Petroleum Corp.	5,200	365,040
	ONEOK, Inc.	3,300	124,707
	Pacific Ethanol, Inc. (b)	27,504	202,980
	PBF Energy, Inc. Class A	2,800	88,396
	Phillips 66	17,100	1,359,450
	Pioneer Natural Resources Co.	2,200	278,894
	QEP Resources, Inc.	45,300	628,764
	SM Energy Co.	16,900	626,483
	Spectra Energy Corp.	11,200	338,912
	Targa Resources Corp.	7,600	672,220
	Tesoro Corp.	3,954	384,882
	Valero Energy Corp.	45,459	2,982,110
	Western Refining, Inc.	25,600	1,130,496
	Westmoreland Coal Co. (b)	2,611	40,706
	Whiting Petroleum Corp. (b)	6,500	133,185
	Williams Cos., Inc. (The)	18,500	970,880
	WPX Energy, Inc. (b)	7,900	68,730
			45,566,988
	Paper & Forest Products 0.6%
	Domtar Corp.	35,600	1,447,496
	International Paper Co.	55,400	2,651,998
			4,099,494
	Personal Products 0.7%
	Herbalife, Ltd. (b)	82,000	4,140,180
	Nu Skin Enterprises, Inc. Class A	18,300	725,595
			4,865,775
	Pharmaceuticals 5.0%
	AbbVie, Inc.	37,400	2,618,374
	Allergan PLC (b)	8,400	2,781,660
	Bristol-Myers Squibb Co.	34,300	2,251,452
	Depomed, Inc. (b)	61,900	1,949,850
	Eli Lilly & Co.	16,161	1,365,766
	Impax Laboratories, Inc. (b)	19,902	964,451
¤	Johnson & Johnson (a)	106,192	10,641,500
	Medicines Co. (The) (b)	80,100	2,514,339
	Merck & Co., Inc.	80,496	4,746,044
	Pernix Therapeutics Holdings, Inc. (b)	37,375	186,128
	Pfizer, Inc. (a)	161,311	5,816,875
	Sagent Pharmaceuticals, Inc. (b)	16,200	398,196
	Supernus Pharmaceuticals, Inc. (b)	17,000	360,570
			36,595,205
	Professional Services 1.3%
	Barrett Business Services, Inc.	17,900	741,060
	Insperity, Inc.	53,700	2,700,036
	ManpowerGroup, Inc.	48,360	4,375,613
	TriNet Group, Inc. (b)	3,998	107,466
	TrueBlue, Inc. (b)	54,300	1,398,768
			9,322,943
	Real Estate Investment Trusts 1.8%
	Crown Castle International Corp.	23,800	1,949,458
	Equinix, Inc.	1,900	529,929
	Gaming and Leisure Properties, Inc.	40,700	1,332,925
	Hospitality Properties Trust	27,600	756,792
	Host Hotels & Resorts, Inc.	93,100	1,804,278
	Iron Mountain, Inc.	47,900	1,439,395
	Lamar Advertising Co. Class A	26,800	1,609,340
	Outfront Media, Inc.	57,500	1,444,975
	Simon Property Group, Inc.	2,300	430,606
	Summit Hotel Properties, Inc.	12,200	166,286
	Weyerhaeuser Co.	61,200	1,878,228
			13,342,212
	Real Estate Management & Development 1.4%
	Altisource Portfolio Solutions S.A. (b)	60,900	1,988,994
	CBRE Group, Inc. Class A (b)	46,500	1,765,605
	Jones Lang LaSalle, Inc.	7,900	1,406,516
	Marcus & Millichap, Inc. (b)	11,600	594,384
	Realogy Holdings Corp. (b)	93,700	4,265,224
			10,020,723
	Road & Rail 1.0%
	AMERCO	4,600	1,653,102
	Avis Budget Group, Inc. (b)	88,800	3,856,584
	Con-way, Inc.	54,758	2,124,063
			7,633,749
	Semiconductors & Semiconductor Equipment 2.3%
	Applied Materials, Inc.	27,800	482,608
	Avago Technologies, Ltd.	3,620	453,007
	First Solar, Inc. (b)	67,300	2,981,390
	Intel Corp. (a)	201,232	5,825,666
	Marvell Technology Group, Ltd.	37,100	461,524
	Micron Technology, Inc. (b)	101,100	1,871,361
	ON Semiconductor Corp. (b)	285,400	3,030,948
	Teradyne, Inc.	84,200	1,621,692
			16,728,196
	Software 3.8%
	BroadSoft, Inc. (b)	35,400	1,236,168
	EnerNOC, Inc. (b)	1,272	10,468
	ePlus, Inc. (b)	15,900	1,222,869
	Gigamon, Inc. (b)	3,200	86,016
	King Digital Entertainment PLC	52,600	816,878
¤	Microsoft Corp. (a)	356,908	16,667,604
	Oracle Corp.	104,562	4,176,206
	Rubicon Project, Inc. (The) (b)	72,500	1,263,675
	Symantec Corp.	114,000	2,592,360
			28,072,244
	Specialty Retail 4.6%
	Barnes & Noble, Inc. (b)	4,725	124,220
	Best Buy Co., Inc.	130,300	4,207,387
	Build-A-Bear Workshop, Inc. (b)	36,100	629,945
	CST Brands, Inc.	45,660	1,729,601
	Dick's Sporting Goods, Inc.	80,400	4,098,792
	Express, Inc. (b)	147,900	2,816,016
	GameStop Corp. Class A	95,704	4,388,028
	Home Depot, Inc. (The)	5,529	647,059
	Lowe's Cos., Inc.	50,416	3,496,854
	Murphy USA, Inc. (b)	26,100	1,429,236
	O'Reilly Automotive, Inc. (b)	3,000	720,930
	Office Depot, Inc. (b)	364,400	2,915,200
	Stage Stores, Inc.	146,300	2,574,880
	Staples, Inc.	290,000	4,265,900
			34,044,048
	Technology Hardware, Storage & Peripherals 4.2%
¤	Apple, Inc. (a)	183,770	22,291,301
	Hewlett-Packard Co. (a)	160,401	4,895,439
	Lexmark International, Inc. Class A	96,700	3,286,833
	SanDisk Corp.	5,300	319,537
			30,793,110
	Textiles, Apparel & Luxury Goods 1.7%
	Carter's, Inc.	40,800	4,137,528
	Deckers Outdoor Corp. (b)	27,100	1,975,048
	Michael Kors Holdings, Ltd. (b)	29,900	1,255,501
	Movado Group, Inc.	5,000	126,650
	NIKE, Inc. Class B	6,800	783,496
	PVH Corp.	28,011	3,250,396
	Skechers U.S.A., Inc. Class A (b)	4,600	692,070
			12,220,689
	Thrifts & Mortgage Finance 0.3%
	LendingTree, Inc. (b)	13,800	1,144,296
	Walker & Dunlop, Inc. (b)	36,400	871,780
			2,016,076
	Tobacco 0.3%
	Philip Morris International, Inc.	200	17,106
	Universal Corp.	32,500	1,854,125
			1,871,231
	Trading Companies & Distributors 0.6%
	HD Supply Holdings, Inc. (b)	126,000	4,510,800

	Wireless Telecommunication Services 1.5%
	Sprint Corp. (b)	421,100	1,419,107
	T-Mobile U.S., Inc. (b)	116,000	4,716,560
	Telephone & Data Systems, Inc.	146,225	4,300,477
	United States Cellular Corp. (b)	7,400	275,428
			10,711,572
	Total Common Stocks (Cost $838,679,221)		909,218,622

	Exchange-Traded Fund 1.7% (c)
¤	S&P 500 Index - SPDR Trust Series 1	58,767	12,370,454

	Total Exchange-Traded Fund (Cost $12,400,291)		12,370,454

	Principal Amount
Short-Term Investment 0.6%
Repurchase Agreement 0.6%
State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $4,435,517 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $4,630,000 and a Market Value of $4,525,005)	$4,435,517	4,435,517

Total Short-Term Investment (Cost $4,435,517)		4,435,517

Total Investments, Before Investments Sold Short (Cost $855,515,029) (f)	126.4%	926,024,593

	Shares
Investments Sold Short (26.4%)
Common Stocks Sold Short (26.4%)
Aerospace & Defense (0.0%)‡
KEYW Holding Corp. (The) (b)	(43,059)	(350,070)

Airlines (0.2%)
Spirit Airlines, Inc. (b)	(20,800)	(1,244,256)

Auto Components (0.7%)
Dorman Products, Inc. (b)	(48,200)	(2,543,996)
Gentherm, Inc. (b)	(618)	(31,104)
Motorcar Parts of America, Inc. (b)	(76,600)	(2,269,658)
		(4,844,758)
Banks (0.3%)
PacWest Bancorp	(42,300)	(1,958,067)
Talmer Bancorp, Inc. Class A	(6,300)	(102,690)
		(2,060,757)
Beverages (0.3%)
Boston Beer Co., Inc. (The) (b)	(4,900)	(1,080,548)
Monster Beverage Corp. (b)	(5,700)	(875,235)
		(1,955,783)
Biotechnology (1.3%)
Advaxis, Inc. (b)	(3,600)	(59,976)
Agios Pharmaceuticals, Inc. (b)	(6,300)	(694,134)
Alnylam Pharmaceuticals, Inc. (b)	(5,300)	(675,379)
Arrowhead Research Corp. (b)	(52,200)	(322,596)
CytRx Corp. (b)	(84,600)	(230,112)
Esperion Therapeutics, Inc. (b)	(2,000)	(124,000)
Exact Sciences Corp. (b)	(12,300)	(296,061)
Geron Corp. (b)	(38,600)	(156,330)
Heron Therapeutics, Inc. (b)	(11,400)	(368,676)
Idera Pharmaceuticals, Inc. (b)	(99,500)	(356,210)
Insmed, Inc. (b)	(6,785)	(183,874)
Intrexon Corp. (b)	(15,100)	(985,275)
Isis Pharmaceuticals, Inc. (b)	(3,500)	(192,255)
Karyopharm Therapeutics, Inc. (b)	(11,700)	(240,084)
Keryx Biopharmaceuticals, Inc. (b)	(16,300)	(130,074)
Kite Pharma, Inc. (b)	(5,600)	(407,512)
MannKind Corp. (b)	(25,000)	(107,250)
OPKO Health, Inc. (b)	(39,600)	(648,252)
OvaScience, Inc. (b)	(12,400)	(353,400)
Puma Biotechnology, Inc. (b)	(7,200)	(652,320)
Sarepta Therapeutics, Inc. (b)	(12,300)	(392,616)
Synergy Pharmaceuticals, Inc. (b)	(20,900)	(190,608)
Synta Pharmaceuticals Corp. (b)	(133,500)	(283,020)
TESARO, Inc. (b)	(5,800)	(336,400)
TG Therapeutics, Inc. (b)	(10,000)	(174,500)
Ultragenyx Pharmaceutical, Inc. (b)	(3,500)	(423,255)
Zafgen, Inc. (b)	(9,700)	(368,309)
		(9,352,478)
Chemicals (1.1%)
Flotek Industries, Inc. (b)	(188,200)	(3,221,984)
Platform Specialty Products Corp. (b)	(95,300)	(2,217,631)
Rentech, Inc. (b)	(547,900)	(417,116)
Senomyx, Inc. (b)	(210,400)	(1,306,584)
Tronox, Ltd. Class A	(18,300)	(200,934)
WR Grace & Co. (b)	(8,800)	(888,184)
		(8,252,433)
Commercial Services & Supplies (0.5%)
Mobile Mini, Inc.	(58,070)	(2,156,139)
MSA Safety, Inc.	(5,200)	(268,580)
US Ecology, Inc.	(33,700)	(1,546,493)
		(3,971,212)
Communications Equipment (0.1%)
Ubiquiti Networks, Inc.	(31,500)	(1,014,930)

Construction & Engineering (0.5%)
Chicago Bridge & Iron Co. N.V.	(50,400)	(2,678,256)
Primoris Services Corp.	(29,800)	(540,870)
Tutor Perini Corp. (b)	(33,500)	(701,155)
		(3,920,281)
Consumer Finance (0.1%)
Navient Corp.	(68,400)	(1,073,880)

Diversified Consumer Services (0.4%)
Graham Holdings Co. Class B	(100)	(68,956)
LifeLock, Inc. (b)	(34,200)	(270,864)
Sotheby's	(42,500)	(1,777,775)
Weight Watchers International, Inc. (b)	(140,200)	(560,800)
		(2,678,395)
Diversified Telecommunication Services (0.5%)
8x8, Inc. (b)	(237,400)	(2,067,754)
Globalstar, Inc. (b)	(756,724)	(1,566,419)
inContact, Inc. (b)	(34,400)	(319,232)
		(3,953,405)
Electrical Equipment (0.6%)
Capstone Turbine Corp. (b)	(1,243,400)	(435,190)
Enphase Energy, Inc. (b)	(115,900)	(684,969)
Fuelcell Energy, Inc. (b)	(1,896,700)	(1,596,642)
Plug Power, Inc. (b)	(60,315)	(156,216)
Power Solutions International, Inc. (b)	(42,200)	(1,750,456)
		(4,623,473)
Electronic Equipment, Instruments & Components (1.6%)
Cognex Corp.	(24,100)	(1,091,007)
Control4 Corp. (b)	(153,100)	(1,270,730)
FARO Technologies, Inc. (b)	(48,400)	(2,124,276)
IPG Photonics Corp. (b)	(28,879)	(2,663,221)
Knowles Corp. (b)	(104,200)	(1,985,010)
Maxwell Technologies, Inc. (b)	(120,600)	(553,554)
Zebra Technologies Corp. Class A (b)	(22,000)	(2,367,860)
		(12,055,658)
Energy Equipment & Services (0.1%)
Atwood Oceanics, Inc.	(15,768)	(327,974)
Diamond Offshore Drilling, Inc.	(8,731)	(191,645)
Hercules Offshore, Inc. (b)	(272,854)	(24,557)
North Atlantic Drilling, Ltd.	(183,216)	(172,315)
Rowan Cos., PLC Class A	(12,550)	(216,237)
		(932,728)
Food & Staples Retailing (0.3%)
Sprouts Farmers Market, Inc. (b)	(89,100)	(2,184,732)

Food Products (0.4%)
Boulder Brands, Inc. (b)	(331,900)	(2,764,727)
Diamond Foods, Inc. (b)	(7,800)	(252,018)
		(3,016,745)
Health Care Equipment & Supplies (1.2%)
Antares Pharma, Inc. (b)	(783,200)	(1,652,552)
Cerus Corp. (b)	(467,000)	(2,535,810)
Endologix, Inc. (b)	(79,400)	(1,132,244)
GenMark Diagnostics, Inc. (b)	(65,400)	(555,900)
Rockwell Medical, Inc. (b)	(59,000)	(814,200)
Spectranetics Corp. (The) (b)	(96,900)	(1,656,990)
Unilife Corp. (b)	(248,000)	(436,480)
		(8,784,176)
Health Care Providers & Services (1.0%)
Adeptus Health, Inc. Class A (b)	(11,200)	(1,230,768)
BioScrip, Inc. (b)	(452,800)	(1,136,528)
Brookdale Senior Living, Inc. (b)	(70,700)	(2,342,291)
Premier, Inc. Class A (b)	(66,100)	(2,363,736)
		(7,073,323)
Health Care Technology (0.2%)
Castlight Health, Inc. Class B (b)	(127,200)	(913,296)
Vocera Communications, Inc. (b)	(26,400)	(327,360)
		(1,240,656)
Hotels, Restaurants & Leisure (1.0%)
Dunkin' Brands Group, Inc.	(44,500)	(2,398,105)
Scientific Games Corp. Class A (b)	(150,000)	(2,265,000)
Zoe's Kitchen, Inc. (b)	(60,900)	(2,731,365)
		(7,394,470)
Household Durables (0.9%)
Beazer Homes USA, Inc. (b)	(3,900)	(74,802)
GoPro, Inc. Class A (b)	(44,800)	(2,782,080)
Hovnanian Enterprises, Inc. Class A (b)	(901,300)	(1,820,626)
Taylor Morrison Home Corp. Class A (b)	(40,100)	(771,925)
William Lyon Homes Class A (b)	(49,184)	(1,173,530)
		(6,622,963)
Insurance (1.0%)
Ambac Financial Group, Inc. (b)	(118,000)	(1,892,720)
eHealth, Inc. (b)	(93,700)	(1,524,499)
Genworth Financial, Inc. Class A (b)	(304,600)	(2,135,246)
MBIA, Inc. (b)	(343,572)	(2,044,253)
		(7,596,718)
Internet & Catalog Retail (0.4%)
TripAdvisor, Inc. (b)	(27,945)	(2,218,274)
Zulily, Inc. Class A (b)	(64,600)	(853,366)
		(3,071,640)
Internet Software & Services (0.3%)
Bazaarvoice, Inc. (b)	(189,000)	(1,065,960)
Millennial Media, Inc. (b)	(356,200)	(612,664)
Zillow Group, Inc. Class A (b)	(5,600)	(456,400)
		(2,135,024)
IT Services (0.1%)
Global Cash Access Holdings, Inc. (b)	(100,400)	(507,020)
Unisys Corp. (b)	(4,100)	(65,067)
		(572,087)
Life Sciences Tools & Services (0.2%)
Accelerate Diagnostics, Inc. (b)	(6,600)	(184,008)
Albany Molecular Research, Inc. (b)	(17,100)	(361,494)
Fluidigm Corp. (b)	(13,700)	(274,411)
Pacific Biosciences of California, Inc. (b)	(59,400)	(337,986)
Sequenom, Inc. (b)	(63,706)	(179,651)
		(1,337,550)
Machinery (0.9%)
Navistar International Corp. (b)	(116,800)	(2,048,672)
NN, Inc.	(70,700)	(1,614,081)
Proto Labs, Inc. (b)	(35,100)	(2,645,487)
RBC Bearings, Inc. (b)	(2,600)	(176,150)
		(6,484,390)
Marine (0.3%)
Golden Ocean Group, Ltd.	(39,100)	(152,099)
Kirby Corp. (b)	(8,700)	(629,967)
Navios Maritime Holdings, Inc.	(365,500)	(1,352,350)
		(2,134,416)
Media (1.2%)
Cumulus Media, Inc. Class A (b)	(125,100)	(206,415)
DreamWorks Animation SKG, Inc. Class A (b)	(91,875)	(2,215,106)
Global Eagle Entertainment, Inc. (b)	(113,400)	(1,408,428)
Media General, Inc. (b)	(148,200)	(2,351,934)
Rentrak Corp. (b)	(12,100)	(828,487)
Tribune Media Co. Class A	(21,900)	(1,105,731)
World Wrestling Entertainment, Inc. Class A	(29,288)	(573,166)
		(8,689,267)
Metals & Mining (1.3%)
AK Steel Holding Corp. (b)	(582,700)	(1,718,965)
Allegheny Technologies, Inc.	(74,236)	(1,582,712)
Cliffs Natural Resources, Inc.	(65,900)	(166,068)
Hecla Mining Co.	(173,600)	(364,560)
Horsehead Holding Corp. (b)	(210,900)	(1,746,252)
Royal Gold, Inc.	(39,165)	(1,974,699)
Tahoe Resources, Inc.	(201,715)	(1,639,943)
		(9,193,199)
Multiline Retail (0.2%)
Tuesday Morning Corp. (b)	(146,000)	(1,369,480)

Oil, Gas & Consumable Fuels (0.6%)
Alpha Natural Resources, Inc. (b)	(1,124,200)	(51,713)
Arch Coal, Inc. (b)	(546,300)	(98,389)
Clean Energy Fuels Corp. (b)	(258,800)	(1,490,688)
Cobalt International Energy, Inc. (b)	(21,442)	(165,318)
CONSOL Energy, Inc.	(36,403)	(601,377)
GasLog, Ltd.	(18,011)	(279,531)
Golar LNG, Ltd.	(3,900)	(167,973)
Peabody Energy Corp.	(1,321,287)	(1,585,544)
Range Resources Corp.	(218)	(8,576)
Rice Energy, Inc. (b)	(12,500)	(225,625)
		(4,674,734)
Personal Products (0.1%)
Elizabeth Arden, Inc. (b)	(78,856)	(831,142)

Pharmaceuticals (0.4%)
Aerie Pharmaceuticals, Inc. (b)	(19,300)	(350,102)
Ampio Pharmaceuticals, Inc. (b)	(32,900)	(88,172)
Aratana Therapeutics, Inc. (b)	(24,200)	(426,404)
Intra-Cellular Therapies, Inc. (b)	(11,400)	(331,740)
Omeros Corp. (b)	(10,600)	(170,660)
Relypsa, Inc. (b)	(10,100)	(334,411)
Repros Therapeutics, Inc. (b)	(42,900)	(317,460)
Revance Therapeutics, Inc. (b)	(5,300)	(164,459)
Tetraphase Pharmaceuticals, Inc. (b)	(3,700)	(175,935)
TherapeuticsMD, Inc. (b)	(42,900)	(334,191)
ZS Pharma, Inc. (b)	(6,400)	(382,272)
		(3,075,806)
Professional Services (0.9%)
Acacia Research Corp.	(262,300)	(2,468,243)
Advisory Board Co. (The) (b)	(39,700)	(2,378,030)
Huron Consulting Group, Inc. (b)	(6,800)	(519,996)
Paylocity Holding Corp. (b)	(25,700)	(923,144)
		(6,289,413)
Real Estate Investment Trusts (0.2%)
Altisource Residential Corp.	(45,200)	(743,992)
PennyMac Mortgage Investment Trust	(27,800)	(493,728)
		(1,237,720)
Real Estate Management & Development (0.5%)
Altisource Asset Management Corp. (b)	(400)	(53,028)
Howard Hughes Corp. (The) (b)	(17,000)	(2,311,320)
St. Joe Co. (The) (b)	(77,500)	(1,259,375)
		(3,623,723)
Semiconductors & Semiconductor Equipment (0.6%)
Cypress Semiconductor Corp. (b)	(94,400)	(1,083,712)
Qorvo, Inc. (b)	(17,000)	(985,150)
SunPower Corp. (b)	(86,500)	(2,338,095)
		(4,406,957)
Software (0.0%)‡
Zynga, Inc. Class A (b)	(109,794)	(272,289)

Specialty Retail (1.8%)
Aeropostale, Inc. (b)	(563,400)	(850,734)
bebe stores, inc.	(241,300)	(443,992)
Cabela's, Inc. (b)	(48,100)	(2,137,083)
Container Store Group, Inc. (The) (b)	(56,400)	(1,025,352)
Five Below, Inc. (b)	(60,406)	(2,227,169)
Lumber Liquidators Holdings, Inc. (b)	(113,930)	(2,198,849)
MarineMax, Inc. (b)	(46,900)	(847,014)
Mattress Firm Holding Corp. (b)	(39,000)	(2,412,150)
Tiffany & Co.	(1,318)	(126,133)
Tile Shop Holdings, Inc. (b)	(34,600)	(494,088)
Vitamin Shoppe, Inc. (b)	(6,800)	(249,968)
		(13,012,532)
Technology Hardware, Storage & Peripherals (0.9%)
3D Systems Corp. (b)	(109,100)	(1,435,756)
Nimble Storage, Inc. (b)	(86,200)	(2,380,844)
Stratasys, Ltd. (b)	(70,400)	(2,163,392)
Violin Memory, Inc. (b)	(422,300)	(996,628)
		(6,976,620)
Textiles, Apparel & Luxury Goods (0.4%)
Iconix Brand Group, Inc. (b)	(96,400)	(2,094,772)
Kate Spade & Co. (b)	(10,818)	(217,658)
Lululemon Athletica, Inc. (b)	(1,200)	(75,432)
Tumi Holdings, Inc. (b)	(16,030)	(308,578)
		(2,696,440)
Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc. (b)	(13,300)	(246,715)
Ocwen Financial Corp. (b)	(16,800)	(141,624)
		(388,339)
Trading Companies & Distributors (0.1%)
TAL International Group, Inc. (b)	(15,900)	(314,820)
Textainer Group Holdings, Ltd.	(15,800)	(358,028)
		(672,848)
Transportation Infrastructure (0.2%)
Macquarie Infrastructure Corp.	(2,300)	(195,339)
Wesco Aircraft Holdings, Inc. (b)	(79,200)	(1,139,688)
		(1,335,027)
Wireless Telecommunication Services (0.4%)
RingCentral, Inc. Class A (b)	(134,400)	(2,647,680)

Total Common Stocks Sold Short (Proceeds $223,212,275)		(193,326,603)

	Number of Warrants
Warrants Sold Short (0.0%)‡
Oil, Gas & Consumable Fuels (0.0%)‡
Magnum Hunter Resources Corp. (b)(d)(e)	(31,660)	(773)

Total Warrants Sold Short (Proceeds $0)		(773)

Total Investments Sold Short (Proceeds $223,212,275)	(26.4)%	(193,327,376)

Total Investments, Net of Investments Sold Short (Cost $632,302,754)	100.0	732,697,217

Other Assets, Less Liabilities	(0.0)‡	(162,295)

Net Assets	100.0%	$732,534,922

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(b)	Non-income producing security.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	Illiquid security - As of July 31, 2015, the total market value of these securities was $(773), which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2015, the total market value of this security was $(773), which represented less than one-tenth of a percent of the Fund’s net assets.
(f)	As of July 31, 2015, cost was $858,457,701 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$99,310,083
Gross unrealized depreciation	(31,743,191)
Net unrealized appreciation	$67,566,892

The following abbreviation is used in the preceding pages:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$909,218,622	$—	$—	$909,218,622
Exchange-Traded Fund	12,370,454	—	—	12,370,454
Short-Term Investment
Repurchase Agreement	—	4,435,517	—	4,435,517
Total Investments in Securities	$921,589,076	$4,435,517	$—	$926,024,593

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(193,326,603)	$—	$—	$(193,326,603)
Warrants Sold Short	—	(773)	—	(773)
Total Investments in Securities Sold Short	$(193,326,603)	$(773)	$—	$(193,327,376)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay U.S. Small Cap Fund

Portfolio of Investments July 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 95.8% †
	Aerospace & Defense 2.4%
	Curtiss-Wright Corp.	74,370	$5,010,307
	Hexcel Corp.	171,875	8,918,594
			13,928,901
	Auto Components 1.7%
	Dana Holding Corp.	264,505	4,909,213
	Visteon Corp. (a)	51,800	5,155,654
			10,064,867
	Banks 13.2%
¤	Bank of Hawaii Corp.	181,500	12,245,805
¤	BankUnited, Inc.	406,410	14,842,093
	CVB Financial Corp.	506,132	8,963,598
	First Financial Bancorp	312,990	5,949,940
	Flushing Financial Corp.	292,000	6,061,920
¤	Investors Bancorp, Inc.	833,951	10,157,523
	LegacyTexas Financial Group, Inc.	276,220	8,394,326
	Texas Capital Bancshares, Inc. (a)	159,690	9,412,128
			76,027,333
	Building Products 3.1%
¤	Armstrong World Industries, Inc. (a)	195,730	11,450,205
	Simpson Manufacturing Co., Inc.	186,590	6,683,654
			18,133,859
	Capital Markets 2.8%
	Diamond Hill Investment Group, Inc.	45,950	8,844,915
	Pzena Investment Management, Inc. Class A	266,382	2,770,373
	Waddell & Reed Financial, Inc. Class A	97,470	4,377,378
			15,992,666
	Chemicals 3.1%
	Chemtura Corp. (a)	179,500	4,923,685
	Flotek Industries, Inc. (a)	384,070	6,575,278
	Innophos Holdings, Inc.	121,100	6,234,228
			17,733,191
	Commercial Services & Supplies 1.3%
	Waste Connections, Inc.	150,295	7,534,288

	Communications Equipment 3.1%
	Harmonic, Inc. (a)	1,426,435	8,572,874
¤	Ubiquiti Networks, Inc.	297,785	9,594,633
			18,167,507
	Construction Materials 0.4%
	United States Lime & Minerals, Inc.	42,650	2,303,100

	Containers & Packaging 1.4%
	Silgan Holdings, Inc.	151,560	8,103,913

	Diversified Consumer Services 1.1%
	Service Corp. International	206,900	6,312,519

	Diversified Financial Services 0.6%
	CBOE Holdings, Inc.	59,930	3,714,461

	Diversified Telecommunication Services 0.9%
	Lumos Networks Corp.	373,175	5,209,523

	Electric Utilities 2.0%
	Great Plains Energy, Inc.	255,800	6,678,938
	Westar Energy, Inc.	126,400	4,758,960
			11,437,898
	Electronic Equipment, Instruments & Components 3.7%
	National Instruments Corp.	188,634	5,462,841
	OSI Systems, Inc. (a)	98,985	6,946,767
	Universal Display Corp. (a)	182,004	8,683,411
			21,093,019
	Energy Equipment & Services 1.1%
	Dril-Quip, Inc. (a)	60,650	3,542,567
	Oil States International, Inc. (a)	85,020	2,559,952
			6,102,519
	Food & Staples Retailing 1.0%
	SpartanNash Co.	180,618	5,817,706

	Food Products 1.4%
	B&G Foods, Inc.	272,650	8,051,354

	Health Care Equipment & Supplies 5.7%
	Greatbatch, Inc. (a)	121,350	6,617,215
¤	Integra LifeSciences Holdings Corp. (a)	165,012	10,582,220
	Sirona Dental Systems, Inc. (a)	67,788	7,035,039
	Tornier N.V. (a)	72,695	1,809,379
	Wright Medical Group, Inc. (a)	267,567	6,913,931
			32,957,784
	Health Care Providers & Services 4.7%
	Air Methods Corp. (a)	233,760	9,207,807
	U.S. Physical Therapy, Inc.	178,442	9,432,444
	WellCare Health Plans, Inc. (a)	104,580	8,450,064
			27,090,315
	Hotels, Restaurants & Leisure 2.9%
¤	Brinker International, Inc.	193,975	11,619,103
	Monarch Casino & Resort, Inc. (a)	272,610	5,073,272
			16,692,375
	Household Durables 1.4%
	M/I Homes, Inc. (a)	315,310	7,907,975

	Insurance 0.2%
	eHealth, Inc. (a)	67,804	1,103,171

	Internet Software & Services 1.1%
	Monster Worldwide, Inc. (a)	906,554	6,391,206

	IT Services 2.1%
	EVERTEC, Inc.	378,780	7,128,640
	Forrester Research, Inc.	166,812	5,217,879
			12,346,519
	Life Sciences Tools & Services 1.0%
	Bio-Rad Laboratories, Inc. Class A (a)	36,820	5,550,247

	Machinery 5.9%
	John Bean Technologies Corp.	225,450	8,217,653
¤	Mueller Industries, Inc.	330,550	10,699,903
	Mueller Water Products, Inc. Class A	678,300	6,057,219
	Woodward, Inc.	186,080	9,184,909
			34,159,684
	Media 1.6%
	Morningstar, Inc.	107,960	9,197,112

	Multi-Utilities 1.8%
¤	Vectren Corp.	251,580	10,591,518

	Paper & Forest Products 1.4%
	KapStone Paper and Packaging Corp.	333,745	7,809,633

	Pharmaceuticals 1.0%
	Lannett Co., Inc. (a)	96,600	5,757,360

	Real Estate Investment Trusts 3.1%
	Blackstone Mortgage Trust, Inc. Class A	245,250	7,153,942
	CubeSmart	256,850	6,719,196
	NorthStar Realty Finance Corp.	247,750	3,964,000
			17,837,138
	Road & Rail 1.6%
	Werner Enterprises, Inc.	320,100	9,039,624

	Semiconductors & Semiconductor Equipment 2.2%
	CEVA, Inc. (a)	327,000	6,124,710
	Cypress Semiconductor Corp. (a)	569,910	6,542,567
			12,667,277
	Software 2.4%
	CommVault Systems, Inc. (a)	196,500	7,362,855
	NetScout Systems, Inc. (a)	159,850	6,374,818
			13,737,673
	Specialty Retail 4.5%
	Big 5 Sporting Goods Corp.	372,400	4,100,124
¤	Caleres, Inc.	290,145	9,586,391
	Hibbett Sports, Inc. (a)	160,210	7,297,565
	Pier 1 Imports, Inc.	434,350	5,129,674
			26,113,754
	Textiles, Apparel & Luxury Goods 3.4%
	Iconix Brand Group, Inc. (a)	225,495	4,900,006
	Movado Group, Inc.	210,436	5,330,344
	Steven Madden, Ltd. (a)	224,140	9,342,155
			19,572,505
	Thrifts & Mortgage Finance 3.5%
	Brookline Bancorp, Inc.	708,326	7,982,834
	Capitol Federal Financial, Inc.	490,700	5,898,214
	TrustCo Bank Corp.	1,057,600	6,588,848
			20,469,896
	Total Common Stocks (Cost $439,353,861)		552,721,390

		Principal Amount
	Short-Term Investment 4.4%
	Repurchase Agreement 4.4%
	State Street Bank and Trust Co. 0.00%, dated 7/31/15 due 8/3/15 Proceeds at Maturity $25,192,846 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $26,740,000 and a Market Value of $25,700,429)	$25,192,846	25,192,846

	Total Short-Term Investment (Cost $25,192,846)		25,192,846

	Total Investments (Cost $464,546,707) (b)	100.2%	577,914,236

	Other Assets, Less Liabilities	(0.2)	(966,664)

	Net Assets	100.0%	$576,947,572

¤	Among the Fund's 10 largest holdings, as of July 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2015, cost was $464,909,916 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$128,000,149
Gross unrealized depreciation	(14,995,829)
Net unrealized appreciation	$113,004,320

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$552,721,390	$—	$—	$552,721,390
Short-Term Investment
Repurchase Agreement	—	25,192,846	—	25,192,846
Total Investments in Securities	$552,721,390	$25,192,846	$—	$577,914,236

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2015 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Funds' securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2015, the aggregate value by input level for the Funds' assets and liabilities is included at the end of each Funds' respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Fund's Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent uncertainty of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended July 31, 2015, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2015, the Balanced, Floating Rate, High Yield Opportunities, International Opportunities, Short Duration High Yield and Total Return Bond Funds held securities with a value of $18,932, $9,011, $10,050, $(860,509), $3,943,495 and $414,058, respectively, that were valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the heirarchy. As of July 31, 2015, no foreign equity securities were fair valued in such a manner.

Investments in Underlying Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s), if any. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of each method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of July 31, 2015, Floating Rate and High Yield Opportunities held Level 3 securities with values of $28,738,899 and $252,126, respectively, that were valued by utilizing significant unobservable inputs.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portflio of Investments, was measured as of July 31, 2015 and can change at any time in response to market conditions.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2015

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	September 29, 2015